UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22641

Franklin Alternative Strategies Funds

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: 650 312-2000

Date of fiscal year end: 5/31

Date of reporting period: 11/30/17

Item 1.	Reports to Stockholders.

Semiannual Report and Shareholder Letter November 30, 2017

Franklin Templeton Investments

Gain From Our Perspective®

At Franklin Templeton Investments, we’re dedicated to one goal: delivering exceptional asset management for our clients. By bringing together multiple, world-class investment teams in a single firm, we’re able to offer specialized expertise across styles and asset classes, all supported by the strength and resources of one of the world’s largest asset managers. This has helped us to become a trusted partner to individual and institutional investors across the globe.

Dear Fellow Shareholder:

During the six months ended November 30, 2017, the global economy generally expanded amid improved commodity prices, generally upbeat economic data, encouraging corporate earnings and the European Central Bank’s (ECB’s) extension of its monetary easing time frame. The ECB kept its benchmark interest rate unchanged, while the US Federal Reserve (Fed) raised its target range for the federal funds rate 0.25% to 1.00%–1.25% amid signs of a growing US economy. In this environment, global developed stock markets, as measured by the MSCI World Index, posted a +9.81 total return for the period.1 Global emerging market stocks, as measured by the MSCI Emerging Markets Index, generated a +13.27% total return.1 Global government bonds, as measured by the Citigroup World Government Bond Index, posted a +2.57% total return.1

A couple of weeks after the end of the reporting period, the Fed raised its target range a quarter point to 1.25%–1.50% amid ongoing labor market strength and rising economic activity in the US. The Fed’s inflation outlook remained essentially the same.

We are committed to our long-term perspective and disciplined investment approach as we conduct a rigorous, fundamental analysis of securities with a regular emphasis on investment risk management.

We believe active, professional investment management serves investors well. We also recognize the important role of financial advisors in today’s markets and encourage investors to continue to seek their advice. Amid changing markets and economic conditions, we are confident investors with a well-diversified portfolio and a patient, long-term outlook should be well positioned for the years ahead.

On the following pages, the Fund’s portfolio management team reviews investment decisions made during the past six months in light of the economic environment and other factors. Please remember all securities markets fluctuate, as do mutual fund share prices.

We thank you for investing with Franklin Templeton, welcome your questions and comments, and look forward to continuing to serve your investment needs.

Sincerely,

Madison S. Gulley, CFA

President and Chief Executive Officer – Investment Management

Franklin Alternative Strategies Funds

This letter reflects our analysis and opinions as of November 30, 2017, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

CFA® is a trademark owned by CFA Institute.

1. Source: Morningstar.

See www.franklintempletondatasources.com for additional data provider information.

Not FDIC Insured |	May Lose Value |	No Bank Guarantee

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Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

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Semiannual Report

Franklin K2 Alternative Strategies Fund

This semiannual report for Franklin K2 Alternative Strategies Fund covers the period ended November 30, 2017.

Your Fund’s Goal and Main Investments

The Fund seeks capital appreciation with lower volatility relative to the broad equity markets. The Fund seeks to achieve its investment goal by allocating its assets across multiple nontraditional or “alternative” strategies, including but not limited to relative value, long short equity, global macro and event driven. The Fund is structured as a multi-manager fund, meaning the Fund’s assets are independently managed by multiple subadvisors, while the Fund’s investment manager retains overall responsibility for the Fund’s investments. The Fund may invest in a wide range of securities and other investments including, but not limited to: equity securities including common stocks, preferred stocks, convertible securities, rights and warrants, private and registered investment vehicles and exchange-traded funds (ETFs); and debt securities including bonds, notes, debentures, banker’s acceptances and commercial paper; loans and loan participations; and mortgage-backed or other asset-backed securities, including collateralized debt obligations; as well as derivatives, commodities and currencies.

Performance Overview

The Fund’s Class A shares delivered a +2.15% cumulative total return for the six months under review. For comparison, the Fund’s new primary and old secondary benchmark, the HFRX Global Hedge Fund Index, which is designed to be representative of the overall composition of the hedge fund universe, generated a +2.67% total return.1 As the investment manager believes the composition of the HFRX Global Hedge Fund Index more accurately reflects the Fund’s holdings, it has replaced the ICE BofA Merrill Lynch 3-Month US Treasury Bill Index as the Fund’s primary benchmark. Also for comparison, the Fund’s new secondary and old primary benchmark, the ICE BofA Merrill Lynch 3-Month US Treasury Bill Index, which tracks the performance of short-term US government securities with a remaining term to final maturity of less than three months, posted a +0.52% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 7.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Economic and Market Overview

The global economy generally expanded during the six-month period under review. In this environment, global developed and emerging market stocks, as measured by the MSCI All Country World Index, generated a +10.19% total return.2 Global markets were aided by price gains in oil and other commodities, generally upbeat economic data across regions, the European Central Bank’s (ECB’s) extension of its monetary easing program, and encouraging corporate earnings reports. The US Senate’s approval of a budget plan in October and its subsequent vote near period-end to begin debate on a tax bill, which raised expectations for reforms, also aided global markets.

However, global markets reflected investor concerns about the terms of the UK’s exit from the European Union (also known as “Brexit”), geopolitical tensions in the Korean peninsula and other regions, comments from key central bankers around the world about potentially raising interest rates, and uncertainty about the US government’s ability to implement a tax reform plan.

The US economy strengthened in 2017’s third quarter compared to the second quarter largely due to growth in consumer spending across goods and services, business and inventory investment, as well as net exports due to lower imports. The unemployment rate declined from 4.3% in May 2017, as reported at the beginning of the six-month period, to 4.1% at period-end.3 Annual inflation, as measured by the Consumer Price Index, increased from 1.9% in May 2017, as reported at

1. Source: FactSet. Hedge Fund Research, Inc. – www.hedgefundresearch.com. The HFRX Global Hedge Fund Index is being used under license from Hedge Fund Research, Inc., which does not endorse or approve of any of the contents of this report.

2. Source: Morningstar.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Unlike most asset class indexes, HFR Index returns reflect fees and expenses.

3. Source: US Bureau of Labor Statistics.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Consolidated Statement of Investments (SOI). The Consolidated SOI begins on page 15.

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the beginning of the period, to 2.2% at period-end.3 At its June meeting, the US Federal Reserve (Fed) raised its target range for the federal funds rate 0.25% to 1.00%–1.25%, amid signs of a growing US economy, strengthening labor market and improving business spending. At its subsequent meetings, the Fed kept its target range unchanged. However, minutes of its October 31–November 1 meeting indicated that the Fed continued to maintain a positive outlook for the US economy and signaled the possibility of a third rate hike in 2017, though concerns about the ongoing softness in inflation remained.

In Europe, the UK’s economic growth accelerated in 2017’s third quarter over the previous quarter, largely due to growth in the services sector. In November, the Bank of England raised its key policy rate 0.25%, its first increase in a decade. The euro-zone’s growth moderated in 2017’s third quarter over the previous quarter. The bloc’s annual inflation rate, while low, ended higher than it was at the start of the period. The ECB kept its benchmark interest rate unchanged during the period. However, at its October meeting, the ECB extended the time frame for its massive bond-buying program from December 2017 to at least September 2018, while reducing the amount of monthly bond purchases in half beginning in January 2018.

In Asia, Japan’s quarterly gross domestic product (GDP) grew for the seventh consecutive quarter, although third-quarter 2017 growth was lower than the previous quarter. At its October 2017 meeting, the Bank of Japan left its benchmark interest rate unchanged and continued its monetary stimulus measures, while reducing its fiscal 2017 inflation forecast.

In emerging markets, Brazil’s GDP grew for the third consecutive quarter, although third-quarter growth slowed from the previous quarter. The country’s central bank cut its benchmark interest rate several times during the period to spur economic growth. Russia’s GDP grew in 2017’s third quarter compared to the prior-year period, amid the Bank of Russia’s continued policy support. China’s GDP grew faster in 2017’s third quarter compared to the prior-year period. The People’s Bank of China left its benchmark interest rate unchanged during the period. Overall, emerging market stocks, as measured by the MSCI Emerging Markets Index, rose substantially during the period.

Investment Strategy

We manage the Fund using a multi-manager approach. While we are responsible for the Fund’s overall investments, we allocate assets to multiple subadvisors, each of whom independently manages a separate portion of the Fund’s portfolio in accordance with some or all of the following strategies: long short equity, relative value, event driven and global macro. We allocate the

Fund’s assets among these strategies utilizing a top-down approach, generating the Fund’s strategy weightings by taking into account market conditions, risk factors, diversification, liquidity, transparency, and availability of various subadvisors and other investment options, among other things. The allocations to specific subadvisors may change from time to time based upon our assessment of their correlations to various markets and to each other, their risk profiles and return expectations. Long short equity strategies generally seek to produce returns from investments in the equity markets by taking long and short positions in stocks and stock indexes (through the use of derivatives or ETFs). Relative value strategies encompass a wide range of investment techniques that are intended to profit from pricing inefficiencies. Event driven strategies generally invest in securities of companies undergoing significant corporate events. Global macro strategies generally focus on broad-based economic opportunities across numerous markets and investments.

The Fund may take long and/or short positions in a wide range of asset classes, including equities, fixed income, commodities and currencies, among others. Long positions benefit from an increase in the price of the underlying instrument or asset class, while short positions benefit from a decrease in that price. The Fund may use derivatives for hedging and nonhedging (investment) purposes. Such derivative investments may include futures contracts, swaps, options and currency forward contracts. The Fund may engage in active and frequent trading as part of its investment strategies.

What is a futures contract?

A futures contract is an agreement between the Fund and a counterparty made through a US or foreign futures exchange to buy or sell an underlying instrument or asset at a specific price on a future date.

What are swap agreements?

Swap agreements, such as interest rate, currency and credit default swaps, are contracts between the Fund and another party (the swap counterparty). In a basic swap transaction, the Fund agrees with the swap counterparty to exchange the returns (or differentials in rates of return) earned or realized on a particular “notional amount” of underlying instruments. The notional amount is the set amount selected by the parties as the basis on which to calculate the obligations that they have agreed to exchange. The parties typically do not actually exchange the notional amount. Instead, they agree to exchange the returns that would be earned or realized if the notional amount were invested in given instruments or at given interest rates.

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What is an option?

An option is a contract to buy or sell a specific financial product known as the option’s underlying instrument at a specific price. The buyer of an option has the right, but not the obligation, to buy or sell the underlying instrument at or until a specified expiration date. Conversely, the seller (“writer”) of an option who opens a transaction is obligated to buy or sell the underlying instrument should the option holder exercise that right.

What is a currency forward contract?

A currency forward contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency in exchange for another currency at a specific exchange rate on a future date. Currency forward contracts are privately traded in the interbank market, not on a centralized exchange.

Manager’s Discussion

Four underlying strategies benefited the Fund’s overall performance for the six-month review period. Long short equity led contributions to performance among strategies, followed by relative value, event driven and global macro. A conditional risk overlay (CRO) strategy, which helped the Fund maintain its conservative positioning, detracted from relative returns as global equity markets demonstrated continued strength. The CRO strategy was not active at period-end. The allocation percentages for each strategy are listed in the Strategy Allocation table on this page.

What is a conditional risk overlay (CRO) strategy?

From time to time, the Fund’s investment manager may implement its CRO strategy, which seeks to neutralize certain market sensitivities that may exist in the Fund. The CRO strategy involves investing in derivatives or other instruments in an effort to reduce volatility and provide a hedge against market declines. When implemented, the strategy will reduce the Fund’s ability to benefit from positive market movements.

The Fund’s long short equity strategy subadvisors were Chilton Investment Company, Impala Asset Management, Jennison Associates, Portland Hill Asset Management Limited and Wellington Management Company. All subadvisors delivered positive performance for the review period. On a sector level, the top performance drivers for the strategy were information technology (IT), materials and industrials. In contrast, equity indexes, currencies and telecommunication services hindered returns.

The Fund’s relative value strategy subadvisors were Basso Capital Management, Chatham Asset Management, Lazard Asset Management and Loomis Sayles & Company. Three subadvisors contributed positively to performance for the period,

Strategy Allocation*

Based on Total Investments as of 11/30/17

	Strategy Total	Long Positions	Short Positions
Relative Value	35.7%	57.2%	-21.5%
Long Short Equity	34.4%	54.6%	-20.2%
Event Driven	16.5%	19.7%	-3.2%
Global Macro	13.4%	15.7%	-2.3%

*Figures represent the net Fund exposure and include certain derivatives held in the portfolio (or their underlying reference assets) or unsettled trades and may not total 100% or may be negative due to rounding, use of any derivatives or other factors.

Subadvisors

11/30/17

Long Short Equity

Chilton Investment Company, LLC

Impala Asset Management LLC

Jennison Associates, LLC

Portland Hill Asset Management Limited

Wellington Management Company, LLP

Relative Value

Basso Capital Management, L.P.

Chatham Asset Management, LLC

Lazard Asset Management, LLC

Loomis Sayles & Company, L.P.

Event Driven

Halcyon Arbitrage IC Management LP

P. Schoenfeld Asset Management L.P.

Global Macro

Emso Asset Management Limited

Graham Capital Management, L.P.

with Basso Capital Management the lone exception. In terms of aggregate sector performance, the top contributors were consumer discretionary, health care and IT. Conversely, exposure to equity index hedges and industrials detracted.

The Fund’s event driven strategy subadvisors were Halcyon Arbitrage IC Management and P. Schoenfeld Asset Management. Both subadvisors enjoyed positive results for the review period. In aggregate, the top performance drivers for the strategy by asset class were equities and credit. Currencies modestly detracted from performance over the period. In terms of sector gains, utilities, industrials and IT contributed the most to returns, while consumer discretionary and equity index hedges curbed results.

Emso Asset Management Limited and Graham Capital Management represented our global macro exposure, and both subadvisors delivered positive performance for the review period. Long exposure to equity and credit indexes benefited returns. In contrast, currencies and, to a small extent, interest-rate derivatives weighed on results. On a sector/industry level,

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FRANKLIN K2 ALTERNATIVE STRATEGIES FUND

the financials and energy sectors benefited returns, while the energy and environment industry had a small negative impact.

Thank you for your participation in Franklin K2 Alternative Strategies Fund. We look forward to continuing to serve your investment needs.

David C. Saunders

Brooks Ritchey

Robert Christian

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of November 30, 2017, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

David C. Saunders is the founding managing director of K2 Advisors, which he co-founded in 1994. He has worked at Tucker Anthony & R.L. Day as an equity trader; First Boston Corp. as vice president on the equity block trading desk; WaterStreet Capital, a hedge fund, as head trader; Tiger Management, as head trader; WorldSec Securities as president and ABN Amro Inc. as a senior managing director. Mr. Saunders graduated from the University of Maryland, College Park, with a B.S. degree in Business.

Brooks Ritchey is a senior managing director and head of portfolio construction for K2 Advisors. He is also a senior vice president and director of investment solutions for the Franklin Templeton Multi-Asset Solutions division. Since 1987 Mr. Ritchey has managed multi-asset mutual fund and hedge fund portfolios during his employment with organizations including Steinhardt Partners, Citibank, Finch Asset Management, Paribas, AIG and ING. Mr. Ritchey joined K2 Advisors in 2005. Mr. Ritchey graduated from Franklin & Marshall College in 1982.

Robert Christian is a senior managing director and head of investment research for K2 Advisors, which he joined in 2010. Mr. Christian worked at Graham Capital Management LP from 1998 to 2003 as a portfolio manager and researcher of quantitative-based trading strategies. At Julius Baer Investment Management from 2003 to 2005, he was the head of macro strategies. From 2005 to 2010, he worked at FRM Americas LLC where he was the global head of directional trading strategies and portfolio advisor to numerous funds. Mr. Christian holds a B.A.S. in biology and economics from Stanford University (1985) and an M.B.A. in finance from Leonard N. Stern School of Business –New York University (1990).

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FRANKLIN K2 ALTERNATIVE STRATEGIES FUND

Performance Summary as of November 30, 2017

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 11/30/171

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.75% and the minimum is 0%. Class A: 5.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

Share Class	Cumulative Total Return[2]	Average Annual Total Return[3]

A
6-Month	+2.15%	-3.72%
1-Year	+6.34%	+0.19%
3-Year	+7.08%	+0.30%
Since Inception (10/11/13)	+17.39%	+2.48%

Advisor
6-Month	+2.33%	+2.33%
1-Year	+6.65%	+6.65%
3-Year	+7.99%	+2.60%
Since Inception (10/11/13)	+18.72%	+4.23%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 8 for Performance Summary footnotes.

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FRANKLIN K2 ALTERNATIVE STRATEGIES FUND

PERFORMANCE SUMMARY

Total Annual Operating Expenses4

Share Class	With Waiver	Without Waiver

A	2.76%	3.01%

Advisor	2.51%	2.76%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. The market values of securities owned by the Fund will go up or down, sometimes rapidly or unpredictably. The Fund’s performance depends on the manager’s skill in selecting, overseeing and allocating Fund assets to the subadvisors. The Fund is actively managed and could experience losses if the investment manager’s and subadvisors’ judgment about particular investments made for the Fund’s portfolio prove to be incorrect. Some subadvisors may have little or no experience managing the assets of a registered investment company. Foreign investments are subject to greater investment risk such as political, economic, credit and information risks as well as risk of currency fluctuations. Investments in derivatives involve costs and create economic leverage, which may result in significant volatility and cause the Fund to participate in losses (as well as gains) that significantly exceed the Fund’s initial investment. Lower rated or high yield debt securities involve greater credit risk, including the possibility of default or bankruptcy. Currency management strategies could result in losses to the Fund if currencies do not perform as the investment manager or subadvisor expects. The Fund may make short sales of securities, which involves the risk that losses may exceed the original amount invested. Merger arbitrage investments risk loss if a proposed reorganization in which the Fund invests is renegotiated or terminated. Liquidity risk exists when securities have become more difficult to sell, or are unable to be sold, at the price at which they have been valued. The Fund’s prospectus also includes a description of the main investment risks.

1. The Fund has an expense reduction contractually guaranteed through 9/30/18 and a fee waiver related to the management fee paid by a subsidiary. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Consolidated Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Share Class	Beginning Account Value 6/1/17	Ending Account Value 11/30/17	Expenses Paid During Period 6/1/17–11/30/17[1,2]	Ending Account Value 11/30/17	Expenses Paid During Period 6/1/17–11/30/17[1,2]	Net Annualized Expense Ratio[2]

A	$1,000	$1,022.40	$13.18	$1,012.03	$13.11	2.60%
C	$1,000	$1,018.20	$16.95	$1,008.27	$16.87	3.35%
R	$1,000	$1,020.60	$14.44	$1,010.78	$14.37	2.85%
R6	$1,000	$1,024.20	$11.47	$1,013.74	$11.41	2.26%
Advisor	$1,000	$1,023.30	$11.92	$1,013.29	$11.86	2.35%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

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Consolidated Financial Highlights

Franklin K2 Alternative Strategies Fund

	Six Months Ended November 30, 2017 (unaudited)	Year Ended May 31,
		2017	2016	2015	2014[a]
Class A

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$11.14	$10.55	$11.16	$10.64	$10.00

Income from investment operations[b]:

Net investment income (loss)[c]	0.01	0.03	(0.05)	(0.11)	(0.02)

Net realized and unrealized gains (losses)	0.24	0.61	(0.38)	0.70	0.70

Total from investment operations	0.25	0.64	(0.43)	0.59	0.68

Less distributions from:

Net investment income	—	(0.05)	(0.14)	(0.07)	(0.04)

Net realized gains	—	—	(0.04)	—	—

Total distributions	—	(0.05)	(0.18)	(0.07)	(0.04)

Net asset value, end of period	$11.39	$11.14	$10.55	$11.16	$10.64

Total return[d]	2.24%	6.07%	(3.89)%	5.53%	6.82%

Ratios to average net assets[e]

Expenses before waiver, payments by affiliates and expense reduction[f]	2.86%	3.07%	3.22%	3.40%	3.33%

Expenses net of waiver, payments by affiliates and expense reduction[f]	2.60%	2.73%	2.88% [g]	2.99% [g]	2.83%

Expenses incurred in connection with securities sold short	0.40%	0.53%	0.67%	0.65%	0.56%

Net investment income (loss)	0.06%	0.10%	(0.44)%	(0.95)%	(0.35)%

Supplemental data

Net assets, end of period (000’s)	$118,839	$119,385	$177,412	$148,991	$96,889

Portfolio turnover rate	104.19%	209.45%	229.90%	295.81%	181.06%

aFor the period October 11, 2013 (commencement of operations) to May 31, 2014.

bThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fIncludes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(g).

gBenefit of expense reduction rounds to less than 0.01%.

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CONSOLIDATED FINANCIAL HIGHLIGHTS

Franklin K2 Alternative Strategies Fund (continued)

	Six Months Ended November 30, 2017 (unaudited)	Year Ended May 31,
		2017	2016	2015	2014[a]
Class C

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$11.00	$10.45	$11.09	$10.60	$10.00

Income from investment operations[b]:

Net investment income (loss)[c]	(0.04)	(0.04)	(0.12)	(0.17)	(0.08)

Net realized and unrealized gains (losses)	0.24	0.59	(0.39)	0.69	0.72

Total from investment operations	0.20	0.55	(0.51)	0.52	0.64

Less distributions from:

Net investment income	—	—	(0.09)	(0.03)	(0.04)

Net realized gains	—	—	(0.04)	—	—

Total distributions	—	—	(0.13)	(0.03)	(0.04)

Net asset value, end of period	$11.20	$11.00	$10.45	$11.09	$10.60

Total return[d]	1.82%	5.26%	(4.62)%	4.87%	6.42%

Ratios to average net assets[e]

Expenses before waiver, payments by affiliates and expense reduction[f]	3.61%	3.79%	3.96%	4.04%	4.03%

Expenses net of waiver, payments by affiliates and expense reduction[f]	3.35%	3.45%	3.62% [g]	3.63% [g]	3.53%

Expenses incurred in connection with securities sold short	0.40%	0.53%	0.67%	0.65%	0.56%

Net investment income (loss)	(0.69)%	(0.62)%	(1.18)%	(1.59)%	(1.05)%

Supplemental data

Net assets, end of period (000’s)	$52,524	$55,496	$71,154	$37,937	$16,618

Portfolio turnover rate	104.19%	209.45%	229.90%	295.81%	181.06%

aFor the period October 11, 2013 (commencement of operations) to May 31, 2014.

bThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fIncludes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(g).

gBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	11

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED FINANCIAL HIGHLIGHTS

Franklin K2 Alternative Strategies Fund (continued)

	Six Months Ended November 30, 2017 (unaudited)	Year Ended May 31,
		2017	2016	2015	2014[a]
Class R

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$11.17	$10.61	$11.15	$10.62	$10.00

Income from investment operations[b]:

Net investment income (loss)[c]	(0.01)	(0.25)	(0.10)	(0.16)	(0.05)

Net realized and unrealized gains (losses)	0.24	0.86	(0.40)	0.73	0.71

Total from investment operations	0.23	0.61	(0.50)	0.57	0.66

Less distributions from:

Net investment income	—	(0.05)	—	(0.04)	(0.04)

Net realized gains	—	—	(0.04)	—	—

Total distributions	—	(0.05)	(0.04)	(0.04)	(0.04)

Net asset value, end of period	$11.40	$11.17	$10.61	$11.15	$10.62

Total return[d]	2.06%	5.79%	(4.51)%	5.39%	6.62%

Ratios to average net assets[e]

Expenses before waiver, payments by affiliates and expense reduction[f]	3.11%	3.32%	3.46%	3.57%	3.63%

Expenses net of waiver, payments by affiliates and expense reduction[f]	2.85%	2.98%	3.12% [g]	3.16% [g]	3.13%

Expenses incurred in connection with securities sold short	0.40%	0.53%	0.67%	0.65%	0.56%

Net investment income (loss)	(0.19)%	(0.15)%	(0.68)%	(1.12)%	(0.65)%

Supplemental data

Net assets, end of period (000’s)	$553	$597	$341	$9,173	$11,660

Portfolio turnover rate	104.19%	209.45%	229.90%	295.81%	181.06%

aFor the period October 11, 2013 (commencement of operations) to May 31, 2014.

bThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fIncludes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(g).

gBenefit of expense reduction rounds to less than 0.01%.

12	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED FINANCIAL HIGHLIGHTS

Franklin K2 Alternative Strategies Fund (continued)

	Six Months Ended November 30, 2017 (unaudited)	Year Ended May 31,
		2017	2016	2015	2014[a]
Class R6

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$11.17	$10.59	$11.18	$10.66	$10.00

Income from investment operations[b]:

Net investment income (loss)[c]	0.02	0.02	(0.01)	(0.08)	(0.01)

Net realized and unrealized gains (losses)	0.25	0.65	(0.37)	0.70	0.71

Total from investment operations	0.27	0.67	(0.38)	0.62	0.70

Less distributions from:

Net investment income	—	(0.09)	(0.17)	(0.10)	(0.04)

Net realized gains	—	—	(0.04)	—	—

Total distributions	—	(0.09)	(0.21)	(0.10)	(0.04)

Net asset value, end of period	$11.44	$11.17	$10.59	$11.18	$10.66

Total return[d]	2.42%	6.40%	(3.45)%	5.80%	7.02%

Ratios to average net assets[e]

Expenses before waiver, payments by affiliates and expense reduction[f]	2.52%	2.73%	2.87%	2.98%	3.19%

Expenses net of waiver, payments by affiliates and expense reduction[f]	2.26%	2.39%	2.53% [g]	2.60% [g]	2.69%

Expenses incurred in connection with securities sold short	0.40%	0.53%	0.67%	0.65%	0.56%

Net investment income (loss)	0.40%	0.44%	(0.09)%	(0.56)%	(0.21)%

Supplemental data

Net assets, end of period (000’s)	$153,282	$265,247	$265,517	$239,754	$215,526

Portfolio turnover rate	104.19%	209.45%	229.90%	295.81%	181.06%

aFor the period October 11, 2013 (commencement of operations) to May 31, 2014.

bThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fIncludes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(g).

gBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	13

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED FINANCIAL HIGHLIGHTS

Franklin K2 Alternative Strategies Fund (continued)

	Six Months Ended November 30, 2017 (unaudited)	Year Ended May 31,
		2017	2016	2015	2014[a]
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.16	$10.58	$11.18	$10.65	$10.00

Income from investment operations[b]:

Net investment income (loss)[c]	0.02	0.04	(0.02)	(0.02)	(0.02)

Net realized and unrealized gains (losses)	0.24	0.62	(0.38)	0.64	0.71

Total from investment operations	0.26	0.66	(0.40)	0.62	0.69

Less distributions from:

Net investment income	—	(0.08)	(0.16)	(0.09)	(0.04)

Net realized gains	—	—	(0.04)	—	—

Total distributions	—	(0.08)	(0.20)	(0.09)	(0.04)

Net asset value, end of period	$11.42	$11.16	$10.58	$11.18	$10.65

Total return[d]	2.33%	6.29%	(3.58)%	5.88%	6.92%

Ratios to average net assets[e]

Expenses before waiver, payments by affiliates and expense reduction[f]	2.61%	2.82%	2.96%	3.07%	3.21%

Expenses net of waiver, payments by affiliates and expense reduction[f]	2.35%	2.48%	2.62% [g]	2.66% [g]	2.71%

Expenses incurred in connection with securities sold short	0.40%	0.53%	0.67%	0.65%	0.56%

Net investment income (loss)	0.31%	0.35%	(0.18)%	(0.62)%	(0.23)%

Supplemental data

Net assets, end of period (000’s)	$757,695	$674,828	$722,216	$329,139	$54,593

Portfolio turnover rate	104.19%	209.45%	229.90%	295.81%	181.06%

aFor the period October 11, 2013 (commencement of operations) to May 31, 2014.

bThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fIncludes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(g).

gBenefit of expense reduction rounds to less than 0.01%.

14	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Consolidated Statement of Investments, November 30, 2017 (unaudited)

Franklin K2 Alternative Strategies Fund

	Country	Shares/ Warrants/ Rights	Value
Common Stocks and Other Equity Interests 39.8%
Aerospace & Defense 1.0%
Airbus SE	France	18,500	$1,922,092
[a]Arconic Inc.	United States	9,942	244,673
The Boeing Co.	United States	433	119,854
Heico Corp.	United States	14,343	1,296,034
Lockheed Martin Corp.	United States	5,220	1,665,806
Rockwell Collins Inc.	United States	35,641	4,715,661
[a]Spirit Aerosystems Holdings Inc., A	United States	6,799	572,816
United Technologies Corp.	United States	1,169	141,975

			10,678,911

Air Freight & Logistics 0.3%
[a]FedEx Corp.	United States	14,988	3,469,123

Airlines 0.2%
Copa Holdings SA, A	Panama	4,478	600,903
Delta Air Lines Inc.	United States	701	37,097
[a]Southwest Airlines Co.	United States	15,232	924,125

			1,562,125

Auto Components 0.2%
[b]Adient PLC	United States	27,908	2,184,080
Delphi Automotive PLC	United States	476	49,823

			2,233,903

Automobiles 0.5%
General Motors Co.	United States	1,544	66,531
[a]Harley-Davidson Inc.	United States	27,227	1,366,795
[b]Tesla Inc.	United States	4,097	1,265,359
Thor Industries Inc.	United States	16,713	2,566,281

			5,264,966

Banks 0.4%
Barclays PLC, ADR	United Kingdom	108,406	283,685
BB&T Corp.	United States	2,448	120,980
[a]Citigroup Inc.	United States	47,864	3,613,732
JPMorgan Chase & Co.	United States	2,656	277,605
The PNC Financial Services Group Inc.	United States	794	111,605
US Bancorp	United States	1,019	56,198
Wells Fargo & Co.	United States	1,772	100,065

			4,563,870

Beverages 0.6%
[a]Brown-Forman Corp., B	United States	4,854	290,269
[a]Constellation Brands Inc., A	United States	5,860	1,275,078
Davide Campari-Milano SpA	Italy	346,586	2,697,906
[b]Monster Beverage Corp.	United States	37,108	2,325,558
PepsiCo Inc.	United States	1,516	176,644

			6,765,455

Biotechnology 2.3%
Abbvie Inc.	United States	10,966	1,062,825
[b]Advanced Accelerator Applications SA, ADR	France	8,355	679,679
[b]Aeglea BioTherapeutics Inc.	United States	13,603	54,412
[b]Agios Pharmaceuticals Inc.	United States	2,812	173,079

franklintempleton.com	Semiannual Report	15

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares/ Warrants/ Rights	Value
Common Stocks and Other Equity Interests (continued)
Biotechnology (continued)
[b] Aileron Therapeutics Inc.	United States	4,724	$53,003
[b] Alexion Pharmaceuticals Inc.	United States	7,834	860,252
[b] Alkermes PLC	United States	6,938	362,788
[b] Amicus Therapeutics Inc.	United States	78,369	1,090,896
[b] Apellis Pharmaceuticals Inc.	United States	11,304	156,221
[b] Argenx SE, ADR	Netherlands	2,302	73,710
[b] Audentes Therapeutics Inc.	United States	15,945	460,173
[b] Avexis Inc.	United States	3,290	311,925
[b] BioCryst Pharmaceuticals Inc.	United States	50,502	256,550
[a,b] BioMarin Pharmaceutical Inc.	United States	34,242	2,937,964
[b] Bluebird Bio Inc.	United States	10,753	1,858,118
[b] Blueprint Medicines Corp.	United States	3,259	244,621
[b] Celgene Corp.	United States	12,027	1,212,682
[b] Clovis Oncology Inc.	United States	10,771	677,173
[b] Corvus Pharmaceuticals Inc.	United States	11,363	127,379
[b] DBV Technologies SA, ADR	France	14,670	335,063
[b] Eiger Biopharmaceuticals Inc.	United States	7,007	81,632
[b] Epizyme Inc.	United States	31,940	383,280
[b] Exact Sciences Corp.	United States	6,802	404,583
[b] Exelixis Inc.	United States	44,143	1,195,392
[b] Fibrogen Inc.	United States	5,307	252,082
[b] GlycoMimetics Inc.	United States	25,260	356,419
[b] Ignyta Inc.	United States	7,395	121,278
[b] Immunomedics Inc.	United States	31,335	340,298
[a,b] Incyte Corp.	United States	10,117	1,001,482
[b] InflaRx NV	Germany	3,763	80,077
[b] Juno Therapeutics Inc.	United States	12,875	703,232
[b] La Jolla Pharmaceutical Co.	United States	13,614	454,027
[b] Mirati Therapeutics Inc.	United States	3,541	60,728
[b] Natera Inc.	United States	32,709	318,259
[b] Neurocrine Biosciences Inc.	United States	6,995	502,871
[b] OvaScience Inc.	United States	29,043	43,274
[b] Ovid Therapeutics Inc.	United States	8,897	109,522
[b] ProQR Therapeutics NV	Netherlands	39,735	131,126
[b] Proteostasis Therapeutics Inc.	United States	32,451	84,048
[b] Prothena Corp. PLC	Ireland	8,540	397,025
[b] Regeneron Pharmaceuticals Inc.	United States	1,429	517,098
[b] Retrophin Inc.	United States	12,231	275,687
[b] Sage Therapeutics Inc.	United States	12,662	1,170,095
[b] Sarepta Therapeutics Inc.	United States	20,450	1,138,451
[b] Savara Inc.	United States	9,414	121,911
[b] Savara Inc., wts., 6/14/18	United States	68,920	34
[b] Spark Therapeutics Inc.	United States	5,349	391,707
[b] Syndax Pharmaceuticals Inc.	United States	14,152	123,972
[b] Tesaro Inc.	United States	5,890	498,294
[b] TG Therapeutics Inc.	United States	21,451	184,479
[b] Vertex Pharmaceuticals Inc.	United States	5,798	836,593

			25,267,469

Building Products 0.3%
[a] AO Smith Corp.	United States	6,238	395,614

16	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares/ Warrants/ Rights	Value
Common Stocks and Other Equity Interests (continued)
Building Products (continued)
[a,b] Builders FirstSource Inc.	United States	24,481	$499,412
[a] Fortune Brands Home & Security Inc.	United States	32,073	2,194,435

			3,089,461

Capital Markets 0.2%
[a] Moody’s Corp.	United States	10,929	1,659,241

Chemicals 2.2%
[b] Axalta Coating Systems Ltd.	United States	18,173	575,357
CF Industries Holdings Inc.	United States	7,651	286,683
Croda International PLC	United Kingdom	14,287	825,614
[a] DowDuPont Inc.	United States	50,448	3,630,238
Huntsman Corp.	United States	1,544	49,346
[a,b] Ingevity Corp.	United States	35,829	2,851,630
[a] Monsanto Co.	United States	49,881	5,902,917
The Mosaic Co.	United States	29,891	726,052
[a] Olin Corp.	United States	33,037	1,177,439
Praxair Inc.	United States	8,505	1,309,090
[a] Sherwin-Williams Co.	United States	15,925	6,360,764

			23,695,130

Commercial Services & Supplies 0.2%
[b] Atento SA	Spain	147,001	1,425,910
Edenred	France	39,306	1,124,686

			2,550,596

Communications Equipment 0.2%
[b] Arista Networks Inc.	United States	747	174,141
[b] Ciena Corp.	United States	13,763	299,345
[b] Finisar Corp.	United States	8,098	162,041
[b] Infinera Corp.	United States	50,823	367,958
[b] NETGEAR Inc.	United States	7,346	378,319
[a,b,c] Nortel Networks Capital Corp., Contingent Distribution	Canada	324,000	24,300
[a,b,c] Nortel Networks Ltd., Contingent Distribution	Canada	384,000	28,800
[b,c] Nortel Networks Ltd., Contingent Distribution	Canada	1,199,000	92,922
[b,c] Nortel Networks Ltd., Contingent Distribution	Canada	3,448,000	258,600
[b] Oclaro Inc.	United States	16,447	117,103
[b] Quantenna Communications Inc.	United States	37,056	453,195

			2,356,724

Construction & Engineering 0.1%
Eiffage SA	France	9,246	1,014,555

Construction Materials 0.7%
Buzzi Unicem SpA	Italy	20,710	550,929
HeidelbergCement AG	Germany	28,928	3,077,146
[a] Martin Marietta Materials Inc.	United States	15,605	3,251,926
[a,b] Summit Materials Inc., A	United States	34,876	1,072,786

			7,952,787

Consumer Finance 0.2%
[b,d] iPayment Inc.	United States	4,383,614	2,410,988

franklintempleton.com	Semiannual Report	17

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares/ Warrants/ Rights	Value
Common Stocks and Other Equity Interests (continued)
Containers & Packaging 0.5%
Ball Corp.	United States	141,007	$ 5,627,589
WestRock Co.	United States	744	46,433

			5,674,022

Diversified Financial Services 0.2%
[b] Berkshire Hathaway Inc., B	United States	11,114	2,145,113

Diversified Telecommunication Services 0.6%
AT&T Inc.	United States	2,053	74,688
[e] CenturyLink Inc.	United States	4,864	70,966
[b] China Unicom Hong Kong Ltd., ADR	China	32,819	477,845
[a,b] General Communication Inc., A	United States	37,727	1,505,685
[b] ORBCOMM Inc.	United States	59,418	639,338
[b,e] Straight Path Communications Inc., B	United States	11,834	2,151,894
[b,e] Telecom Italia SpA	Italy	200,409	167,691
Telecom Italia SpA, RSP	Italy	1,523,333	1,031,680
Verizon Communications Inc.	United States	15,568	792,255

			6,912,042

Electric Utilities 0.0%†
American Electric Power Co. Inc.	United States	349	27,093
Exelon Corp.	United States	2,768	115,453
NextEra Energy Inc.	United States	815	128,803

			271,349

Electronic Equipment, Instruments & Components 0.5%
[b] Flex Ltd.	Singapore	108,787	1,965,781
[b] Itron Inc.	United States	17,882	1,152,495
Sunny Optical Technology Group Co. Ltd.	China	22,500	374,513
[b] Zebra Technologies Corp., A	United States	13,022	1,436,587

			4,929,376

Energy Equipment & Services 0.2%
[b] Songa Offshore	Norway	232,385	1,668,981

Food & Staples Retailing 0.2%
Costco Wholesale Corp.	United States	13,878	2,559,520

Food Products 0.2%
Chocoladefabriken Lindt & Spruengli AG	Switzerland	28	1,961,921
Mondelez International Inc.	United States	2,237	96,057

			2,057,978

Health Care Equipment & Supplies 1.1%
Abbott Laboratories	United States	9,235	520,577
[b] Align Technology Inc.	United States	1,567	408,799
[b] Boston Scientific Corp.	United States	31,684	832,655
CR Bard Inc.	United States	14,371	4,827,794
[b] DexCom Inc.	United States	13,836	808,437
[b] Edwards Lifesciences Corp.	United States	2,963	347,264
[b] Haemonetics Corp.	United States	7,695	444,771
[b] IDEXX Laboratories Inc.	United States	9,227	1,443,195
[b] iRhythm Technologies Inc.	United States	1,460	81,030
Medtronic PLC	United States	1,282	105,291

18	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares/ Warrants/ Rights	Value
Common Stocks and Other Equity Interests (continued)
Health Care Equipment & Supplies (continued)
[b] Nevro Corp.	United States	9,858	$737,576
Smith & Nephew PLC	United Kingdom	72,763	1,289,095
Straumann Holding AG	Switzerland	170	126,495

			11,972,979

Health Care Providers & Services 1.1%
Aetna Inc.	United States	13,909	2,506,123
[b] Centene Corp.	United States	11,196	1,143,000
Cigna Corp.	United States	8,731	1,848,615
Humana Inc.	United States	8,148	2,125,487
[b] Teladoc Inc.	United States	4,700	174,370
[a] UnitedHealth Group Inc.	United States	17,159	3,915,169

			11,712,764

Health Care Technology 0.0%†
[b] Evolent Health Inc., A	United States	7,989	102,659
[b] Tabula Rasa HealthCare Inc.	United States	4,783	165,922

			268,581

Hotels, Restaurants & Leisure 0.7%
[a] Carnival Corp.	United States	34,173	2,243,116
[a] Domino’s Pizza Inc.	United States	8,635	1,607,492
Hilton Worldwide Holdings Inc.	United States	1,490	115,564
[a] Marriott International Inc., A	United States	3,693	469,011
McDonald’s Corp.	United States	813	139,812
[b] Norwegian Cruise Line Holdings Ltd.	United States	57,258	3,101,093
[b] Seaworld Entertainment Inc.	United States	18,350	215,612

			7,891,700

Household Durables 0.6%
CalAtlantic Group Inc.	United States	37,454	2,098,922
[a] D.R. Horton Inc.	United States	33,558	1,711,458
[b] iRobot Corp.	United States	11,091	761,065
Whirlpool Corp.	United States	9,058	1,526,907

			6,098,352

Household Products 0.0%†
The Procter & Gamble Co.	United States	1,486	133,725

Independent Power & Renewable Electricity Producers 0.6%
[a,b] Calpine Corp.	United States	447,179	6,716,629

Industrial Conglomerates 0.1%
General Electric Co.	United States	41,854	765,510
Honeywell International Inc.	United States	1,020	159,079
Smiths Group PLC	United Kingdom	17,888	358,761

			1,283,350

Insurance 0.2%
[b] Chubb Ltd.	United States	742	112,866
MetLife Inc.	United States	1,617	86,800
RSA Insurance Group PLC	United Kingdom	44,331	364,814
[b] Trupanion Inc.	United States	14,826	441,518

franklintempleton.com	Semiannual Report	19

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares/ Warrants/ Rights	Value
Common Stocks and Other Equity Interests (continued)
Insurance (continued)
W.R. Berkley Corp.	United States	15,311	$1,058,296

			2,064,294

Internet & Direct Marketing Retail 0.9%
[b] Amazon.com Inc.	United States	1,907	2,244,062
Expedia Inc.	United States	11,074	1,356,565
[a,b] Liberty Interactive Corp. QVC Group, A	United States	112,963	2,756,297

[a,b] The Priceline Group Inc.	United States	956	1,663,163
Rakuten Inc.	Japan	30,391	309,864
[a,b] Wayfair Inc., A	United States	22,958	1,606,831

			9,936,782

Internet Software & Services 2.0%
[b] Alibaba Group Holding Ltd., ADR	China	12,322	2,181,980
[b] Alphabet Inc., A	United States	1,417	1,468,253
[b] Alphabet Inc., C	United States	1,510	1,542,329
[b] Benefitfocus Inc.	United States	3,800	102,980
[b] Cloudera Inc.	United States	46,587	737,472
[b] CoStar Group Inc.	United States	3,224	983,223
[b] eBay Inc.	United States	53,942	1,870,169
[a,b] Facebook Inc., A	United States	32,379	5,736,911
[b] GoDaddy Inc., A	United States	21,767	1,058,965
[b] Just Eat PLC	United Kingdom	97,537	1,053,288
[b] Nutanix Inc., A	United States	8,500	278,800
Tencent Holdings Ltd.	China	25,425	1,295,641
[a,b] VeriSign Inc.	United States	12,449	1,432,880
[b] Yandex NV, A	Russia	18,883	625,216
[b] Zillow Group Inc., A	United States	7,458	306,225
[a,b] Zillow Group Inc., C	United States	7,913	324,750

			20,999,082

IT Services 3.6%
Accenture PLC, A	United States	6,237	923,138
[a] Alliance Data Systems Corp.	United States	11,194	2,678,388
[a] Automatic Data Processing Inc.	United States	8,103	927,469
[a,b] Blackhawk Network Holdings Inc., A	United States	22,324	820,407
[a] Cognizant Technology Solutions Corp., A	United States	12,688	917,089
[a,b] Conduent Inc.	United States	59,251	904,170
[b] EPAM Systems Inc.	United States	13,488	1,368,223
[b] ExlService Holdings Inc.	United States	30,709	1,884,918
[a,b] FleetCor Technologies Inc.	United States	18,823	3,423,339
[b] Gartner Inc.	United States	8,306	1,004,112
Genpact Ltd.	United States	87,144	2,809,523
[a] Global Payments Inc.	United States	37,222	3,743,044
MasterCard Inc., A	United States	32,315	4,862,438
[b] PayPal Holdings Inc.	United States	63,677	4,822,260
Total System Services Inc.	United States	33,985	2,527,125
Visa Inc., A	United States	23,237	2,616,254
[a,b] WEX Inc.	United States	23,585	3,035,861

			39,267,758

20	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares/ Warrants/ Rights	Value
Common Stocks and Other Equity Interests (continued)
Life Sciences Tools & Services 0.7%
Gerresheimer AG	Germany	47,443	$3,786,812
[b] Illumina Inc.	United States	7,449	1,713,493
[a,b] Mettler-Toledo International Inc.	United States	2,342	1,473,610

			6,973,915

Machinery 1.0%
Cummins Inc.	United States	244	40,846
[a] Deere & Co.	United States	6,766	1,013,953
Dover Corp.	United States	744	72,696
Fanuc Corp.	Japan	3,823	949,254
Kennametal Inc.	United States	3,693	172,168
[a,b] Navistar International Corp.	United States	51,416	2,093,145
Tadano Ltd.	Japan	7,521	114,006
[a] Trinity Industries Inc.	United States	116,562	4,155,435
Wabtec Corp.	United States	2,192	168,565
[a] Xylem Inc.	United States	35,475	2,459,836

			11,239,904

Marine 0.2%
Irish Continental Group PLC	Ireland	363,101	2,515,292

Media 2.9%
CBS Corp., B	United States	4,519	253,335
[b] Charter Communications Inc., A	United States	6,462	2,107,969
[e] Comcast Corp., A	United States	84,526	3,173,106
Entertainment One Ltd.	Canada	67,140	277,665
[a] Grupo Televisa SAB, ADR	Mexico	78,688	1,468,318
ITV PLC	United Kingdom	293,248	634,142
[b] Liberty Global PLC, C	United Kingdom	49,663	1,531,110
[b] Liberty Global PLC LiLAC, A	United Kingdom	30,581	636,085
[a,b] Liberty Media Corp., A	United States	11,243	254,317
[b] Postmedia Network Canada Corp.	Canada	666,338	1,032,962
Regal Entertainment Group, A	United States	33,109	669,133
Scripps Networks Interactive Inc.	United States	41,895	3,428,687
Stroeer SE & Co. KGaA	Germany	44,132	3,341,837
[a] Time Warner Inc.	United States	63,027	5,767,601
Tribune Media Co., A	United States	74,297	3,061,036
Vivendi SA	France	70,466	1,875,800
The Walt Disney Co.	United States	18,962	1,987,597

			31,500,700

Metals & Mining 0.9%
First Quantum Minerals Ltd.	Zambia	236,759	2,721,494
[b] Nexa Resources SA	Luxembourg	4,831	84,060
Teck Resources Ltd., B	Canada	242,514	5,572,972
Voestalpine AG	Austria	21,537	1,251,215

			9,629,741

Oil, Gas & Consumable Fuels 0.8%
Altagas Ltd.	Canada	18,615	420,592
Anadarko Petroleum Corp.	United States	8,839	425,067
Canadian Natural Resources Ltd.	Canada	4,487	152,196
Chevron Corp.	United States	594	70,680

franklintempleton.com	Semiannual Report	21

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares/ Warrants/ Rights	Value
Common Stocks and Other Equity Interests (continued)
Oil, Gas & Consumable Fuels (continued)
EnCana Corp.	Canada	18,324	$216,956
Equities Corp.	United States	406	24,198
[b,d] Etablissements Maurel Et Prom, Contingent Value, rts., 12/31/17	France	131,406	—
Exxon Mobil Corp.	United States	2,016	167,913
Golar LNG Ltd.	Bermuda	1,386	34,248
[b] Halcon Resources Corp., wts., 9/09/20	United States	2,159	1,230
Hess Corp.	United States	56,139	2,575,657
[b] Jagged Peak Energy Inc.	United States	35,009	531,437
[a,b] Laredo Petroleum Inc.	United States	91,180	974,714
[b] Oasis Petroleum Inc.	United States	16,979	173,695
[b] Parsley Energy Inc., A	United States	15,543	417,485
[b] PDC Energy Inc.	United States	9,743	447,691
Premier Oil PLC, wts., 5/31/22	United Kingdom	73,513	26,346
[b] Santos Ltd.	Australia	175,087	672,775
Valero Energy Corp.	United States	322	27,570
[b] Whiting Petroleum Corp.	United States	28,483	710,651
The Williams Cos. Inc.	United States	1,860	54,033

			8,125,134

Paper & Forest Products 0.4%
[b] Canfor Corp.	Canada	132,262	2,723,870
West Fraser Timber Co. Ltd.	Canada	25,920	1,638,195

			4,362,065

Personal Products 0.0%†
The Estee Lauder Cos. Inc., A	United States	314	39,197

Pharmaceuticals 1.1%
[b] Aerie Pharmaceuticals Inc.	United States	29,062	1,867,233
[a,b] Akorn Inc.	United States	41,746	1,358,832
Allergan PLC	United States	11,059	1,922,386
[b] Assembly Biosciences Inc.	United States	35,863	1,789,922
Bristol-Myers Squibb Co.	United States	23,138	1,462,090
[b,f] Cassiopea SpA, 144A	Italy	4,160	144,411
[b] Dermira Inc.	United States	8,523	218,189
Eli Lilly & Co.	United States	12,400	1,049,535
[b] GW Pharmaceuticals PLC, ADR	United Kingdom	6,231	775,697
Hikma Pharmaceuticals PLC	Jordan	10,168	141,637
[b,d] Impax Laboratories Inc., Escrow Account	United States	105,000	—
[b] Mylan NV	United States	6,911	252,459
[b] Nektar Therapeutics, A	United States	4,140	223,519
[b] Ocular Therapeutix Inc.	United States	32,927	135,659
Pfizer Inc.	United States	5,545	201,062
[b] Revance Therapeutics Inc.	United States	6,281	174,298
UCB SA	Belgium	5,400	403,252

			12,120,181

Professional Services 0.7%
Equifax Inc.	United States	8,718	994,898
Experian PLC	United Kingdom	64,491	1,341,400
[a,b] Huron Consulting Group Inc.	United States	17,656	722,130
[b] TransUnion	United States	28,088	1,559,446
[b] TriNet Group Inc.	United States	36,246	1,622,371

22	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares/ Warrants/ Rights	Value
Common Stocks and Other Equity Interests (continued)
Professional Services (continued)
[a,b] WageWorks Inc.	United States	24,045	$1,542,487

			7,782,732

Road & Rail 0.7%
CSX Corp.	United States	44,791	2,497,099
[a] Kansas City Southern	United States	18,882	2,117,427
[a] Old Dominion Freight Line Inc.	United States	10,947	1,414,790
[a] Union Pacific Corp.	United States	8,596	1,087,394

			7,116,710

Semiconductors & Semiconductor Equipment 3.1%
[b] Advanced Micro Devices Inc.	United States	42,250	460,102
Applied Materials Inc.	United States	12,942	682,949
[b] Axcelis Technologies Inc.	United States	17,661	565,152
[b] Broadcom Ltd.	Singapore	3,108	863,838
[b] Cavium Inc.	United States	15,831	1,353,234
Cypress Semiconductor Corp.	United States	2,482	39,737
[b] Integrated Device Technology Inc.	United States	38,940	1,171,705
[b] IXYS Corp.	United States	41,575	1,010,272
KLA-Tencor Corp.	United States	7,959	813,728
Marvell Technology Group Ltd.	Bermuda	96,310	2,151,565
[a] Microchip Technology Inc.	United States	11,091	964,806
[a,b] Micron Technology Inc.	United States	49,830	2,112,294
[b] Microsemi Corp.	United States	16,778	886,717
[a] NVIDIA Corp.	United States	4,102	823,313
[a,b,e] NXP Semiconductors NV	Netherlands	95,565	10,836,115
[e] QUALCOMM Inc.	United States	87,035	5,773,902
Teradyne Inc.	United States	24,240	980,993
Texas Instruments Inc.	United States	3,482	338,764
[b] Tower Semiconductor Ltd.	Israel	43,795	1,542,022

			33,371,208

Software 1.7%
Activision Blizzard Inc.	United States	2,671	166,670
[a,b] Adobe Systems Inc.	United States	4,777	866,882
[b] Atlassian Corp. PLC	Australia	19,820	925,396
Blackbaud Inc.	United States	6,317	621,909
[a,b] Dell Technologies Inc., V	United States	28,388	2,221,077
[b] Globant SA	Argentina	7,370	294,800
[a,b] Guidewire Software Inc.	United States	12,239	910,459
[b] HubSpot Inc.	United States	12,677	1,026,203
[a] Intuit Inc.	United States	4,026	632,968
[a,e] Microsoft Corp.	United States	74,049	6,232,705
[b] Nexon Co. Ltd.	Japan	18,030	515,852
[a] Nintendo Co. Ltd., ADR	Japan	12,140	1,306,847
Oracle Corp.	United States	3,127	153,411
[b] Proofpoint Inc.	United States	2,860	257,543
[a,b] Salesforce.com Inc.	United States	13,311	1,388,603
[a,b] ServiceNow Inc.	United States	6,817	838,491
[b] Workday Inc., A	United States	3,642	375,126

			18,734,942

franklintempleton.com	Semiannual Report	23

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares/ Warrants/ Rights	Value
Common Stocks and Other Equity Interests (continued)
Specialty Retail 0.8%
The Home Depot Inc.	United States	32,209	$5,791,822
[a,b] MarineMax Inc.	United States	74,921	1,599,563
[b] Sports Direct International PLC	United Kingdom	155,760	797,306

			8,188,691

Technology Hardware, Storage & Peripherals 0.4%
[e] Apple Inc.	United States	5,345	918,538
Netapp Inc.	United States	37,843	2,138,508
Samsung Electronics Co. Ltd.	South Korea	424	989,626

			4,046,672

Textiles, Apparel & Luxury Goods 0.6%
[a] Hanesbrands Inc.	United States	13,194	275,623
[b] Michael Kors Holdings Ltd.	United States	39,532	2,310,250
Moncler SpA	Italy	14,204	389,352
Nike Inc., B	United States	26,874	1,623,727
The Swatch Group AG	Switzerland	972	354,416
Tapestry Inc.	United States	36,793	1,533,900

			6,487,268

Tobacco 0.1%
Altria Group Inc.	United States	2,034	137,966
[a] Philip Morris International Inc.	United States	10,686	1,097,987

			1,235,953

Trading Companies & Distributors 0.5%
Brenntag AG	Germany	78,092	4,861,230
Ferguson PLC	Switzerland	5,739	413,682

			5,274,912

Transportation Infrastructure 0.3%
Abertis Infraestructuras SA	Spain	144,081	3,217,196

Wireless Telecommunication Services 0.0%†
[b] T-Mobile U.S. Inc.	United States	5,804	354,450

Total Common Stocks and Other Equity Interests (Cost $343,846,788)			431,416,544

Exchange Traded Funds 0.0%†
Financial Select Sector SPDR Fund	United States	10,235	281,667
PowerShares QQQ Series 1 Trust	United States	2,440	378,566

Total Exchange Traded Funds (Cost $621,981)			660,233

Convertible Preferred Stocks 0.3%
Capital Markets 0.1%
Virtus Investment Partners Inc., 7.25%, cvt. pfd.	United States	5,250	553,403

Internet Software & Services 0.1%
[a,f] Mandatory Exchangeable Trust, 5.75%, cvt. pfd., 144A	China	7,532	1,505,458

Oil, Gas & Consumable Fuels 0.1%
Chesapeake Energy Corp., 5.75%, cvt. pfd.	United States	139	81,315
WPX Energy Inc., 6.25%, cvt. pfd.	United States	12,008	682,295

			763,610

Total Convertible Preferred Stocks (Cost $1,994,815)			2,822,471

24	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares	Value

Preferred Stocks 0.4%
Consumer Finance 0.3%
[b,d] iPayment Inc., pfd.	United States	28,073	$2,807,300

Diversified Financial Services 0.0%†
[b,d] Aergen Structured Investments Cayman Blocker LLC, pfd.	Ireland	4,480	454,510

Diversified Telecommunication Services 0.1%
Iridium Communications Inc., 7.00%, pfd.	United States	3,596	492,202

Food Products 0.0%†
Bunge Ltd., 4.875%, pfd.	United States	2,376	247,033

Total Preferred Stocks (Cost $3,888,318)			4,001,045

		Principal Amount*
Convertible Bonds 9.4%
Aerospace & Defense 0.1%
[f] Aerojet Rocketdyne Holdings Inc., senior note, 144A, 2.25%, 12/15/23	United States	468,000	648,472

Air Freight & Logistics 0.1%
[f] Air Transport Services Group Inc., senior note, 144A, 1.125%, 10/15/24	United States	429,000	447,233
Atlas Air Worldwide Holdings Inc., senior note, 1.875%, 6/01/24	United States	525,000	617,531
Echo Global Logistics Inc., senior note, 2.50%, 5/01/20	United States	45,000	45,759

			1,110,523

Auto Components 0.1%
Horizon Global Corp., senior note, 2.75%, 7/01/22	United States	569,000	543,751

Automobiles 0.4%
Tesla Inc., senior note,
0.25%, 3/01/19	United States	626,000	663,169
[a] 2.375%, 3/15/22	United States	2,945,000	3,423,562

			4,086,731

Biotechnology 0.7%
[a,f] Amicus Therapeutics Inc., senior note, 144A, 3.00%, 12/15/23	United States	963,000	2,320,228
BioMarin Pharmaceutical Inc., senior sub. note,
1.50%, 10/15/20	United States	160,000	185,600
0.599%, 8/01/24	United States	996,000	972,345
[f] Flexion Therapeutics Inc., senior note, 144A, 3.375%, 5/01/24	United States	289,000	360,346
[a] Intercept Pharmaceuticals Inc., senior note, 3.25%, 7/01/23	United States	271,000	217,816
[f] Neurocrine Biosciences Inc., senior note, 144A, 2.25%, 5/15/24	United States	871,000	1,070,241
[a] PDL BioPharma Inc., senior note, 2.75%, 12/01/21	United States	525,000	525,656
[a] Radius Health Inc., senior note, 3.00%, 9/01/24	United States	815,000	716,691
[f] Sarepta Therapeutics Inc., senior note, 144A, 1.50%, 11/15/24	United States	571,000	609,899

			6,978,822

Capital Markets 0.4%
[a] Ares Capital Corp., senior note,
4.75%, 1/15/18	United States	1,613,000	1,625,097
[f] 144A, 3.75%, 2/01/22	United States	920,000	942,425
[a] Cowen Inc., senior note, 3.00%, 3/15/19	United States	699,000	711,233
Global Brokerage Inc., senior note, 2.25%, 6/15/18	United States	373,000	154,795
[f] Hercules Capital Inc., senior note, 144A, 4.375%, 2/01/22	United States	358,000	366,950
TCP Capital Corp., senior note, 4.625%, 3/01/22	United States	502,000	520,825

			4,321,325

franklintempleton.com	Semiannual Report	25

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)
	Country	Principal Amount*		Value

Convertible Bonds (continued)
Chemicals 0.1%
[g] Kansai Paint Co. Ltd., senior note, Reg S, zero cpn., 6/17/22	Japan	30,000,000	JPY	$296,215
[g] Mitsubishi Chemical Holdings Corp., senior note, Reg S,
zero cpn., 3/30/22	Japan	30,000,000	JPY	298,547
zero cpn., 3/29/24	Japan	30,000,000	JPY	305,545

				900,307

Commercial Services & Supplies 0.1%
[a] RWT Holdings Inc., senior note, 5.625%, 11/15/19	United States	824,000		841,510

Communications Equipment 0.1%
Calamp Corp., senior note, 1.625%, 5/15/20	United States	631,000		675,959
[f] Finisar Corp., senior bond, 144A, 0.50%, 12/15/36	United States	255,000		235,875
[a] InterDigital Inc., senior note, 1.50%, 3/01/20	United States	263,000		313,627
[f] Viavi Solutions Inc., senior note, 144A, 1.00%, 3/01/24	United States	265,000		268,313

				1,493,774

Construction & Engineering 0.0%†
Dycom Industries Inc., senior note, 0.75%, 9/15/21	United States	27,000		34,931
[g] Mirait Holdings Corp., senior note, Reg S, zero cpn., 12/30/21	Japan	30,000,000	JPY	318,206
Tutor Perini Corp., senior note, 2.875%, 6/15/21	United States	50,000		54,938

				408,075

Construction Materials 0.1%
[a] Cemex SAB de CV, sub. note, 3.72%, 3/15/20	Mexico	773,000		805,853

Consumer Finance 0.3%
[a,f] Encore Capital Group Inc., senior note, 144A, 3.25%, 3/15/22	United States	1,075,000		1,272,531
[a,f] Ezcorp Inc., senior note, 144A, 2.875%, 7/01/24	United States	794,000		1,093,735
PRA Group Inc., senior note,
[a] 3.00%, 8/01/20	United States	286,000		275,811
[f] 144A, 3.50%, 6/01/23	United States	671,000		684,840

				3,326,917

Diversified Consumer Services 0.1%
[a] Carriage Services Inc., sub. note, 2.75%, 3/15/21	United States	504,000		631,890

Diversified Financial Services 0.2%
[f] Element Fleet Management Corp., sub. note, 144A,
5.125%, 6/30/19	Canada	1,110,000	CAD	881,874
4.25%, 6/30/20	Canada	967,000	CAD	741,955

				1,623,829

Electric Utilities 0.1%
[g] Kyushu Electric Power Co. Inc., senior note, Reg S, zero cpn.,
3/31/20	Japan	40,000,000	JPY	373,184
3/31/22	Japan	40,000,000	JPY	376,294

				749,478

Electronic Equipment, Instruments & Components 0.7%
[f] II-VI Inc., senior note, 144A, 0.25%, 9/01/22	United States	725,000		872,265
[a] Knowles Corp., senior note, 3.25%, 11/01/21	United States	823,000		946,450
[f] OSI Systems Inc., senior note, 144A, 1.25%, 9/01/22	United States	223,000		235,683

26	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value
Convertible Bonds (continued)
Electronic Equipment, Instruments & Components (continued)
[a]Vishay Intertechnology Inc., senior bond,
2.25%, 11/15/40	United States	2,892,000		$4,948,935
2.25%, 5/15/41	United States	428,000		550,783

				7,554,116

Energy Equipment & Services 0.0%†
[f] Nabors Industries Inc., senior note, 144A, 0.75%, 1/15/24	United States	135,000		100,575

Equity Real Estate Investment Trusts (REITs) 0.9%
[a,f] American Residential Properties OP LP, senior note, 144A, 3.25%, 11/15/18	United States	1,009,000		1,245,484
Colony Capital Inc., senior note, 3.875%, 1/15/21	United States	497,000		499,485
[f] Empire State Realty OP LP, senior note, 144A, 2.625%, 8/15/19	United States	1,709,000		1,882,036
[a]Forest City Enterprises Inc., senior note, 3.625%, 8/15/20	United States	1,453,000		1,627,360
Forest City Realty Trust Inc., senior note, 4.25%, 8/15/18	United States	693,000		808,211
[f] iStar Inc., senior note, 144A, 3.125%, 9/15/22	United States	795,000		799,472
[a]Starwood Waypoint Homes, senior note, 3.00%, 7/01/19	United States	1,188,000		1,532,520
[f] 144A, 3.50%, 1/15/22	United States	857,000		986,086

				9,380,654

Health Care Equipment & Supplies 0.5%
[a,f] DexCom Inc., senior note, 144A, 0.75%, 5/15/22	United States	264,000		251,460
Insulet Corp., senior note, 1.25%, 9/15/21	United States	138,000		184,920
[f] 144A, 1.375%, 11/15/24	United States	446,000		457,986
[a]Invacare Corp., senior note, 5.00%, 2/15/21	United States	765,000		965,812
[g]Nipro Corp., senior note, Reg S, zero cpn., 1/29/21	Japan	40,000,000	JPY	426,496
Quidel Corp., senior note, 3.25%, 12/15/20	United States	1,150,000		1,593,469
[a]Wright Medical Group Inc., senior note, 2.00%, 2/15/20	United States	829,000		875,631
Wright Medical Group NV, senior note, 2.25%, 11/15/21	United States	814,000		1,053,113

				5,808,887

Health Care Providers & Services 0.0%†
[f] Teladoc Inc., senior note, 144A, 3.00%, 12/15/22	United States	358,000		411,700

Health Care Technology 0.1%
[a]Allscripts Healthcare Solutions Inc., senior note, 1.25%, 7/01/20	United States	498,000		528,502
[f] Evolent Health Inc., senior note, 144A, 2.00%, 12/01/21	United States	50,000		47,969

				576,471

Hotels, Restaurants & Leisure 0.1%
[f]Marriott Vacations Worldwide Corp., senior note, 144A, 1.50%, 9/15/22	United States	685,000		757,353

Independent Power & Renewable Electricity Producers 0.0%†
Pattern Energy Group Inc., senior note, 4.00%, 7/15/20	United States	313,000		321,412

Insurance 0.0%†
[a]AmTrust Financial Services Inc., senior bond, 2.75%, 12/15/44	United States	379,000		274,538
[f] HCI Group Inc., senior bond, 144A, 4.25%, 3/01/37	United States	161,000		134,938

				409,476

Internet & Direct Marketing Retail 0.1%
The Priceline Group Inc., senior note, 0.35%, 6/15/20	United States	551,000		761,757

franklintempleton.com	Semiannual Report	27

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value
Convertible Bonds (continued)
Internet & Direct Marketing Retail (continued)
[f] Wayfair Inc., senior note, 144A, 0.375%, 9/01/22	United States	548,000	$532,930

			1,294,687

Internet Software & Services 0.9%
Altaba Inc., senior note, zero cpn., 12/01/18	United States	3,604,000	4,890,177
[f] Carbonite Inc., senior note, 144A, 2.50%, 4/01/22	United States	612,000	731,723
[f] IAC Financeco Inc., senior note, 144A, 0.875%, 10/01/22	United States	936,000	1,004,445
[f] Quotient Technology Inc., senior note, 144A, 1.75%, 12/01/22	United States	699,000	689,825
[a] Twitter Inc., senior note, 1.00%, 9/15/21	United States	1,675,000	1,552,516
[f] Weibo Corp., senior note, 144A, 1.25%, 11/15/22	China	448,000	500,640
[f] Zillow Group Inc., senior note, 144A, 2.00%, 12/01/21	United States	429,000	468,951

			9,838,277

IT Services 0.0%†
[a,f] Square Inc., senior note, 144A, 0.375%, 3/01/22	United States	143,000	257,668

Life Sciences Tools & Services 0.1%
Fluidigm Corp., senior bond, 2.75%, 2/01/34	United States	759,000	611,469

Machinery 0.2%
[f] Chart Industries Inc., senior sub. note, 144A, 1.00%, 11/15/24	United States	288,000	306,900
[f] The Greenbrier Cos. Inc., senior note, 144A, 2.875%, 2/01/24	United States	544,000	630,700
Navistar International Corp., senior sub. note,
4.50%, 10/15/18	United States	214,000	222,560
[a] 4.75%, 4/15/19	United States	552,000	598,575
Trinity Industries Inc., sub. bond, 3.875%, 6/01/36	United States	525,000	789,797

			2,548,532

Media 0.5%
[a,f] DISH Network Corp., senior note, 144A, 2.375%, 3/15/24	United States	489,000	478,303
Liberty Interactive LLC, senior bond,
4.00%, 11/15/29	United States	1,122,000	802,230
3.75%, 2/15/30	United States	263,000	185,415
Liberty Media Corp., senior bond, 2.25%, 9/30/46	United States	50,000	52,344
[f] Liberty Media Corp.-Liberty Formula One, senior note, 144A, 1.00%, 1/30/23	United States	1,735,000	2,016,937
[f] World Wrestling Entertainment Inc., senior note, 144A, 3.375%, 12/15/23	United States	1,707,000	2,210,565

			5,745,794

Metals & Mining 0.1%
[a] AK Steel Corp., senior note, 5.00%, 11/15/19	United States	780,000	961,837
RTI International Metals Inc., senior note, 1.625%, 10/15/19	United States	276,000	304,808

			1,266,645

Mortgage Real Estate Investment Trusts (REITs) 0.6%
Apollo Commercial Real Estate Finance Inc., senior note,
5.50%, 3/15/19	United States	539,000	584,481
4.75%, 8/23/22	United States	1,548,000	1,566,382
Arbor Realty Trust Inc., senior note, 5.375%, 11/15/20	United States	538,000	540,690
Blackstone Mortgage Trust Inc., senior note, 4.375%, 5/05/22	United States	580,000	591,600
Hannon Armstrong Sustainable Infrastructure Capital Inc., senior note, 4.125%, 9/01/22	United States	107,000	109,408
[a] Redwood Trust Inc., senior note, 4.75%, 8/15/23	United States	1,791,000	1,737,270
Starwood Property Trust Inc., senior note, 4.375%, 4/01/23	United States	588,000	601,230

28	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value
Convertible Bonds (continued)
Mortgage Real Estate Investment Trusts (REITs) (continued)
Two Harbors Investment Corp., senior note, 6.25%, 1/15/22	United States	772,000	$805,775

			6,536,836

Oil, Gas & Consumable Fuels 0.4%
[f] Aegean Marine Petroleum Network Inc., senior note, 144A, 4.25%, 12/15/21	Greece	824,000	557,230
[f] Chesapeake Energy Corp., senior note, 144A, 5.50%, 9/15/26	United States	95,000	87,578
DHT Holdings Inc., senior note, 4.50%, 10/01/19	United States	625,000	616,016
[a]Green Plains Inc., senior note,
3.25%, 10/01/18	United States	1,251,000	1,369,063
4.125%, 9/01/22	United States	811,000	764,874
[g]Premier Oil Finance Jersey Ltd., senior note, Reg S, 2.50%, 5/31/22	United Kingdom	965,000	989,125
Ship Finance International Ltd., senior note, 3.25%, 2/01/18	Norway	125,000	143,360
SM Energy Co., senior note, 1.50%, 7/01/21	United States	30,000	28,350
Whiting Petroleum Corp., senior note, 1.25%, 4/01/20	United States	45,000	40,725

			4,596,321

Personal Products 0.0%†
Herbalife Ltd., senior note, 2.00%, 8/15/19	United States	291,000	296,093

Pharmaceuticals 0.3%
[f] Dermira Inc., senior note, 144A, 3.00%, 5/15/22	United States	575,000	608,781
Impax Laboratories Inc., senior note, 2.00%, 6/15/22	United States	105,000	103,228
Innoviva Inc.,
[f] senior note, 144A, 2.50%, 8/15/25	United States	269,000	272,531
[a] sub. note, 2.125%, 1/15/23	United States	1,540,000	1,473,588
[a] The Medicines Co., senior note, 2.75%, 7/15/23	United States	262,000	246,280
[f] Pacira Pharmaceuticals Inc., senior note, 144A, 2.375%, 4/01/22	United States	264,000	277,365
[f] Sucampo Pharmaceuticals Inc., senior note, 144A, 3.25%, 12/15/21	United States	702,000	755,966

			3,737,739

Professional Services 0.1%
51job Inc., senior note, 3.25%, 4/15/19	China	742,000	1,046,220

Semiconductors & Semiconductor Equipment 0.4%
Cypress Semiconductor Corp., senior note,
[a] 4.50%, 1/15/22	United States	587,000	794,284
[f] 144A, 2.00%, 2/01/23	United States	278,000	289,120
Inphi Corp., senior note, 1.125%, 12/01/20	United States	341,000	424,545
[f] Microchip Technology Inc., 144A,
junior sub. bond, 2.25%, 2/15/37	United States	925,000	1,080,516
[a] senior sub. bond, 1.625%, 2/15/27	United States	600,000	701,625
Micron Technology Inc., senior bond, 3.00%, 11/15/43	United States	114,000	169,646
[f] ON Semiconductor Corp., senior note, 144A, 1.625%, 10/15/23	United States	57,000	68,756
[f] Rambus Inc., senior note, 144A, 1.375%, 2/01/23	United States	572,000	580,938
[f] Silicon Laboratories Inc., senior note, 144A, 1.375%, 3/01/22	United States	80,000	93,850
[f] Teradyne Inc., senior note, 144A, 1.25%, 12/15/23	United States	132,000	183,728

			4,387,008

Software 0.4%
Bottomline Technologies de Inc., senior note, 1.50%, 12/04/17	United States	627,000	692,835
Everbridge Inc., senior note, 1.50%, 11/01/22	United States	470,000	488,212
[a] FireEye Inc., senior bond, 1.625%, 6/01/35	United States	590,000	549,069
[f] HubSpot Inc., senior note, 144A, 0.25%, 6/01/22	United States	274,000	300,201
[f] Nuance Communications Inc., senior note, 144A, 1.25%, 4/01/25	United States	143,000	140,498

franklintempleton.com	Semiannual Report	29

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)
	Country	Principal Amount*		Value

Convertible Bonds (continued)
Software (continued)
Rovi Corp., senior note, 0.50%, 3/01/20	United States	166,000		$161,747
[f] ServiceNow Inc., senior note, 144A, zero cpn., 6/01/22	United States	1,461,000		1,623,536
Verint Systems Inc., senior note, 1.50%, 6/01/21	United States	110,000		108,969
[a,f] Workday Inc., senior note, 144A, 0.25%, 10/01/22	United States	571,000		564,576

				4,629,643

Trading Companies & Distributors 0.1%
[a,f] Kaman Corp., senior note, 144A, 3.25%, 5/01/24	United States	1,038,000		1,165,804

Transportation Infrastructure 0.0%†
Macquarie Infrastructure Corp., senior note, 2.00%, 10/01/23	United States	240,000		231,600

Total Convertible Bonds (Cost $93,487,668)				101,982,237

Convertible Bonds in Reorganization 0.0%†
Chemicals 0.0%†
[a,d,h] TerraVia Holdings Inc., senior sub. note, 5.00%, 10/01/19	United States	1,117,000		134,040

Semiconductors & Semiconductor Equipment 0.0%†
[h] SunEdison Inc., senior note,
[f] 144A, 0.25%, 1/15/20	United States	161,000		3,623
2.375%, 4/15/22	United States	247,000		5,557

				9,180

Total Convertible Bonds in Reorganization (Cost $1,273,316)				143,220

Corporate Bonds and Notes 14.8%
Aerospace & Defense 0.1%
Embraer Netherlands Finance BV, senior bond,
5.05%, 6/15/25	Brazil	95,000		99,631
5.40%, 2/01/27	Brazil	130,000		137,638
[f] Embraer Overseas Ltd., senior bond, 144A, 5.696%, 9/16/23	Brazil	90,000		97,848
[f] Leonardo US Holdings Inc., senior bond, 144A, 6.25%, 1/15/40	Italy	555,000		652,125

				987,242

Automobiles 0.0%†
[i] Toyota Motor Credit Corp., senior note, FRN, 1.743%, (3-Month USD LIBOR + 0.39%), 1/17/19	United States	40,000		40,136

Banks 0.1%
[f] Banco Macro SA, senior note, 144A, 17.50%, 5/08/22	Argentina	1,740,000	ARS	95,773
[i] Bank of America Corp., senior note, FRN, 2.399%, (3-Month USD LIBOR + 1.04%), 1/15/19	United States	20,000		20,182
[g] Bano do Brasil SA, senior note, Reg S, 4.625%, 1/15/25	Brazil	200,000		197,200
[i] Citibank NA, senior note, FRN, 1.584%, (3-Month USD LIBOR + 0.26%), 9/18/19	United States	430,000		430,127
[i] JPMorgan Chase & Co., senior note, FRN, 2.161%, (3-Month USD LIBOR + 0.68%), 6/01/21	United States	480,000		482,604
Qwest Capital Funding Inc., senior bond, 6.875%, 7/15/28	United States	260,000		228,808

				1,454,694

Biotechnology 0.1%
[i]Gilead Sciences Inc., senior note, FRN,
1.546%, (3-Month USD LIBOR + 0.22%), 3/20/19	United States	430,000		430,846
1.576%, (3-Month USD LIBOR + 0.25%), 9/20/19	United States	430,000		430,638

30	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value
Corporate Bonds and Notes (continued)
Biotechnology (continued)
[f] Grifols SA, senior note, 144A, 3.20%, 5/01/25	Spain	225,000	EUR	$274,050

				1,135,534

Capital Markets 0.2%
Deutsche Bank AG, zero cpn., 2/15/18	Egypt	29,900,000	EGP	1,633,677

Chemicals 0.0%†
[f] Braskem Netherlands Finance BV, senior note, 144A, 3.50%, 1/10/23	Brazil	215,000		213,656
[f] Mexichem SAB de CV, senior bond, 144A, 4.00%, 10/04/27	Mexico	220,000		219,450

				433,106

Commercial Services & Supplies 1.4%
[f] Harland Clarke Holdings Corp., senior note, 144A, 9.25%, 3/01/21	United States	9,176,000		9,348,050
R.R. Donnelley & Sons Co.,
[a] senior bond, 6.50%, 11/15/23	United States	2,694,000		2,599,710
[a] senior bond, 6.00%, 4/01/24	United States	1,910,000		1,790,625
senior bond, 6.625%, 4/15/29	United States	25,000		23,000
senior note, 7.00%, 2/15/22	United States	1,375,000		1,431,719

				15,193,104

Construction & Engineering 0.1%
[a] Engility Corp., senior note, 8.875%, 9/01/24	United States	634,000		683,927
Great Lakes Dredge & Dock Corp., senior note, 8.00%, 5/15/22	United States	160,000		169,200

				853,127

Construction Materials 0.0%†
[f] Cemex SAB de CV, senior bond, first lien, 144A, 6.125%, 5/05/25	Mexico	365,000		387,812

Consumer Finance 0.9%
[f,k] Everi Payments Inc., senior note, 144A, 7.50%, 12/15/25	United States	5,729,000		5,741,604
[a,f] iPayment Inc., second lien, 144A, 10.75%, 4/15/24	United States	3,214,000		3,651,907

				9,393,511

Containers & Packaging 0.4%
[a,f] Coveris Holdings SA, senior note, 144A, 7.875%, 11/01/19	Luxembourg	3,836,000		3,864,770

Diversified Financial Services 1.5%
[f,i] Banco Supervielle SA, senior note, 144A, FRN, 26.50%,
(ARS Badlar + 4.50%), 8/09/20	Argentina	3,800,000	ARS	222,670
Citigroup Global Markets Holdings Inc., zero cpn., 12/21/17	Egypt	5,000,000	EGP	280,237
[g] Reg S, 3/01/18	Egypt	5,000,000	EGP	271,175
[g] senior note, Reg S, 3/15/18	Egypt	50,247,958	EGP	2,709,696
[a,f] Exela Intermediate LLC / Exela Finance Inc., senior secured note, first lien, 144A, 10.00%, 7/15/23	United States	1,612,000		1,521,325
[f] Financiera de Desarrollo Territorial SA Findeter, senior bond, 144A, 7.875%, 8/12/24	Colombia	795,000,000	COP	270,439
[f] Opal Acquisition Inc., 144A, second lien, 10.00%, 10/01/24	United States	6,248,000		5,404,520
senior secured note, first lien, 7.50%, 7/01/24	United States	5,104,000		4,925,360
[f,l] Polaris Intermediate Corp., senior note, 144A, PIK, 8.50%, 12/01/22	United States	210,000		219,009
Rumo Luxembourg Sarl, senior note, 7.375%, 2/09/24	Brazil	200,000		216,500

				16,040,931

franklintempleton.com	Semiannual Report	31

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Corporate Bonds and Notes (continued)
Diversified Telecommunication Services 0.2%
[a] Intelsat Jackson Holdings SA,
senior bond, 7.25%, 10/15/20	Luxembourg	1,424,000		$1,352,800
[f]senior note, 144A, 9.75%, 7/15/25	Luxembourg	968,000		936,540
[f,k] Telenet Finance Luxembourg Notes Sarl, senior secured bond, 144A, 5.50%, 3/01/28	Belgium	400,000		399,704

				2,689,044

Electric Utilities 0.3%
[g] 1MDB Energy Ltd., senior note, Reg S, 5.99%, 5/11/22	Malaysia	1,300,000		1,413,945
[a] Bruce Mansfield Unit 1 2007 Pass-Through Trust, secured bond, 6.85%, 6/01/34	United States	1,941,801		847,111
[f] Empresas Publicas de Medellin Esp, senior bond, 144A, 8.375%, 11/08/27	Colombia	665,000,000	COP	226,726
[f] Enel SpA, sub. bond, 144A, 8.75% to 9/24/23, FRN thereafter, 9/24/73	Italy	745,000		922,869

				3,410,651

Food & Staples Retailing 0.1%
[f] BRF GmbH, senior bond, 144A, 4.35%, 9/29/26	Brazil	530,000		518,075
[f] Cencosud SA, senior bond, 144A, 4.375%, 7/17/27	Chile	215,000		213,962

				732,037

Food Products 0.1%
[f] Grupo Bimbo SAB de CV, senior bond, 144A, 4.70%, 11/10/47	Mexico	470,000		471,763
f JBS USA LLC / JBS USA Finance Inc., senior bond, 144A,
7.25%, 6/01/21	United States	190,000		195,107
5.75%, 6/15/25	United States	180,000		176,625

				843,495

Gas Utilities 0.2%
NGL Energy Partners LP / NGL Energy Finance Corp., senior note,
5.125%, 7/15/19	United States	230,000		232,875
6.875%, 10/15/21	United States	15,000		15,300
7.50%, 11/01/23	United States	885,000		913,762
6.125%, 3/01/25	United States	255,000		248,625
[i] Transcanada Trust, junior sub. bond, FRN, 5.30%, (3-Month USD LIBOR + 3.21%), 3/15/77	Canada	980,000		1,016,138

				2,426,700

Health Care Providers & Services 0.2%
Kindred Healthcare Inc., senior note, 8.75%, 1/15/23	United States	2,068,000		2,078,340

Health Care Technology 0.0%†
[f] Quintiles IMS Inc., senior note, 144A, 3.25%, 3/15/25	United States	230,000	EUR	283,408

Hotels, Restaurants & Leisure 1.3%
[f] Constellation Merger Sub Inc., senior note, 144A, 8.50%, 9/15/25	United States	110,000		108,350
[a,f] Golden Nugget Inc., senior note, 144A, 8.75%, 10/01/25	United States	3,061,000		3,191,092
[a,f] Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp., senior secured note, second lien, 144A, 10.25%, 11/15/22	United States	5,148,000		5,669,235
[f] Mohegan Gaming & Entertainment, senior note, 144A, 7.875%, 10/15/24	United States	4,521,000		4,780,958

				13,749,635

32	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value
Corporate Bonds and Notes (continued)
Insurance 0.1%
[f] Ardonagh Midco 3 PLC, senior secured note, 144A, 8.375%, 7/15/23	United Kingdom	475,000	GBP	$664,870

Machinery 0.2%
[i] Caterpillar Financial Services Corp., senior note, FRN, 1.777%, (3-Month USD
LIBOR + 0.29%), 9/04/20	United States	450,000		450,888
[f] Navistar International Corp., senior note, 144A, 6.625%, 11/01/25	United States	1,384,000		1,436,772
[f] Titan International Inc., senior secured note, 144A, 6.50%, 11/30/23	United States	483,000		481,647

				2,369,307

Media 3.6%
[f] American Media Inc., sub. note, 144A, zero cpn., 3/01/22	United States	19,207,513		17,286,762
Clear Channel Worldwide Holdings Inc., B, senior note, 7.625%, 3/15/20	United States	1,095,000		1,088,156
[f] COX Communications Inc., senior bond, 144A,
4.70%, 12/15/42	United States	120,000		115,895
4.50%, 6/30/43	United States	220,000		205,196
DISH DBS Corp., senior note,
5.875%, 11/15/24	United States	405,000		408,463
7.75%, 7/01/26	United States	250,000		270,625
[f] Lee Enterprises Inc., senior secured note, first lien, 144A, 9.50%, 3/15/22	United States	4,091,000		4,234,185
The McClatchy Co., senior bond,
7.15%, 11/01/27	United States	632,000		662,020
6.875%, 3/15/29	United States	4,767,000		4,397,558
[f,l] Postmedia Network Inc., secured note, second lien, 144A, PIK, 10.25%, 7/15/23	Canada	4,495,729		5,141,990
[f] Time Inc., senior note, 144A,
[a]5.75%, 4/15/22	United States	3,948,000		4,140,465
7.50%, 10/15/25	United States	697,000		818,975
Time Warner Cable LLC, senior bond, 4.50%, 9/15/42	United States	240,000		222,792

				38,993,082

Metals & Mining 0.1%
[f] Gerdau Trade Inc., senior bond, 144A, 4.875%, 10/24/27	Brazil	220,000		221,155
[f] Stillwater Mining Co., senior note, 144A, 6.125%, 6/27/22	South Africa	235,000		240,922
Vale Overseas Ltd., senior bond, 6.25%, 8/10/26	Brazil	155,000		180,170

				642,247

Mortgage Real Estate Investment Trusts (REITs) 0.3%
[g] JP Morgan Structured Products BV, senior note, Reg S, zero cpn., 1/18/18	Egypt	55,885,000	EGP	3,091,830

Oil, Gas & Consumable Fuels 1.6%
[f] Bellatrix Exploration Ltd., senior note, 144A, 8.50%, 5/15/20	Canada	625,000		604,687
[i] BP Capital Markets PLC, senior note, FRN, 1.838%, (3-Month USD LIBOR + 0.43%), 2/13/18	United Kingdom	105,000		105,063
California Resources Corp.,
[f] secured note, second lien, 144A, 8.00%, 12/15/22	United States	280,000		208,250
senior note, 5.50%, 9/15/21	United States	9,000		6,660
senior note, 6.00%, 11/15/24	United States	112,000		70,000
Calumet Specialty Products Partners LP / Calumet Finance Corp., senior note, 7.625%, 1/15/22	United States	786,000		791,895
[f] Cenovus Energy Inc., senior bond, 144A, 5.40%, 6/15/47	Canada	245,000		250,532

franklintempleton.com	Semiannual Report	33

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value
Corporate Bonds and Notes (continued)
Oil, Gas & Consumable Fuels (continued)
[a,f] Cheniere Corpus Christi Holdings LLC, secured bond, 144A, 5.125%, 6/30/27	United States	1,060,000		$1,098,425
Eclipse Resources Corp., senior note, 8.875%, 7/15/23	United States	545,000		559,987
[f] Endeavor Energy Resources LP / EER Finance Inc., senior note, 144A, 5.50%, 1/30/26	United States	279,000		282,836
[m] Enlink Midstream Partners LP, junior sub. note, 6.00% to 12/15/22, FRN thereafter, Perpetual	United States	390,000		379,538
[g,i] EP PetroEcuador via Noble Sovereign Funding I Ltd., FRN, Reg S, 6.961%, (3-Month USD LIBOR + 5.63%), 9/24/19	Ecuador	339,789		348,284
[f] Halcon Resources Corp., senior note, 144A, 6.75%, 2/15/25	United States	221,000		225,420
[f] MEG Energy Corp., senior bond, 144A,
6.375%, 1/30/23	Canada	180,000		165,825
7.00%, 3/31/24	Canada	665,000		601,825
[f] NGPL PipeCo LLC, 144A,
senior bond, 4.875%, 8/15/27	United States	65,000		67,725
senior bond, 7.768%, 12/15/37	United States	80,000		99,200
senior note, 4.375%, 8/15/22	United States	40,000		41,150
Petrobras Global Finance BV
[f] senior bond, 144A, 5.999%, 1/27/28	Brazil	570,000		574,161
senior bond, 5.625%, 5/20/43	Brazil	380,000		342,000
senior bond, 7.25%, 3/17/44	Brazil	165,000		172,631
senior note, 5.375%, 1/27/21	Brazil	672,000		700,560
senior note, 8.375%, 5/23/21	Brazil	2,060,000		2,345,310
senior note, 6.125%, 1/17/22	Brazil	915,000		976,763
senior note, 6.25%, 3/17/24	Brazil	822,000		876,129
[f] senior note, 144A, 5.299%, 1/27/25	Brazil	223,000		223,223
Petroleos Mexicanos, senior note,
6.375%, 2/04/21	Mexico	770,000		843,150
4.25%, 1/15/25	Mexico	247,000		246,580
6.875%, 8/04/26	Mexico	317,000		361,919
[g,i] FRN, Reg S, 4.967%, (3-Month USD LIBOR + 3.65%), 3/11/22	Mexico	402,000		441,798
[g] Reg S, 5.375%, 3/13/22	Mexico	442,000		473,603
[g] Reg S, 1.875%, 4/21/22	Mexico	869,000	EUR	1,063,347
[g] Reg S, 3.75%, 2/21/24	Mexico	290,000	EUR	371,970
Southwestern Energy Co., senior bond, 6.70%, 1/23/25	United States	215,000		224,138
[f] SRC Energy Inc., senior note, 144A, 6.25%, 12/01/25	United States	470,000		484,100
[f] Vine Oil & Gas LP / Vine Oil & Gas Finance Corp., senior note, 144A, 8.75%, 4/15/23	United States	220,000		217,250
[f] YPF Sociedad Anonima,
senior bond, 144A, 6.95%, 7/21/27	Argentina	185,000		198,181
[i]senior note, 144A, FRN, 25.458%, (ARS Badlar + 4.00%), 7/07/20	Argentina	245,000		231,827

				17,275,942

Paper & Forest Products 1.4%
Fibria Overseas Finance Ltd., senior note, 4.00%, 1/14/25	Brazil	200,000		198,815
Resolute Forest Products Inc., senior note, 5.875%, 5/15/23	United States	14,550,000		15,095,625

				15,294,440

Personal Products 0.1%
[a,f] Avon International Operations Inc., senior secured note, first lien, 144A, 7.875%, 8/15/22	United Kingdom	1,397,000		1,421,014

34	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value
Corporate Bonds and Notes (continued)
Pharmaceuticals 0.0%†
Teva Pharmaceutical Finance Netherlands III BV, senior bond, 4.10%, 10/01/46	Israel	120,000		$91,276
[f] Valeant Pharmaceuticals International Inc., senior note, 144A, 5.875%, 5/15/23	United States	240,000		210,300

				301,576

Real Estate Management & Development 0.0%†
[f] Rialto Holdings LLC / Rialto Corp., senior note, 144A, 7.00%, 12/01/18	United States	178,000		179,335

Specialty Retail 0.1%
[a,f] Guitar Center Inc., senior secured note, first lien, 144A, 6.50%, 4/15/19	United States	783,000		744,829
[i] Lowe’s Cos. Inc., senior note, FRN, 1.919%, (3-Month USD LIBOR + 0.60%), 9/14/18	United States	255,000		256,169

				1,000,998

Technology Hardware, Storage & Peripherals 0.1%
[f] Dell International LLC / EMC Corp., senior secured bond, first lien, 144A, 6.02%, 6/15/26	United States	1,170,000		1,287,366

Wireless Telecommunication Services 0.0%†
[g] GTH Finance BV, senior note, Reg S, 6.25%, 4/26/20	Netherlands	249,000		264,108

Total Corporate Bonds and Notes (Cost $142,454,876)				160,417,069

Corporate Bonds and Notes in Reorganization 0.4%
Diversified Telecommunication Services 0.0%†
[f,h] Oi SA, senior note, 144A, 9.75%, 9/15/16	Brazil	300,000	BRL	27,608

Independent Power & Renewable Electricity Producers 0.4%
[a,h] GenOn Energy Inc.,
senior bond, 7.875%, 6/15/17	United States	569,000		409,680
senior note, 9.50%, 10/15/18	United States	2,481,000		1,773,915
senior note, 9.875%, 10/15/20	United States	2,625,000		1,863,750

				4,047,345

Total Corporate Bonds and Notes in Reorganization (Cost $3,965,402)				4,074,953

[i,n] Senior Floating Rate Interests 0.8%
Aerospace & Defense 0.1%
Avolon, Term Loan B, 3.533%, (LIBOR + 2.25%), 3/21/22	United States	159,600		159,800
TransDigm Group Inc.,
4.333%, (LIBOR + 3.00%), 5/14/22	United States	28,958		29,061
4.239%, (LIBOR + 3.00%), 6/09/23	United States	204,386		204,787
4.333%, (LIBOR + 3.00%), 8/22/24	United States	5,498		5,530
TransDigm Inc., Term Loan G, 4.235%, (LIBOR + 3.00%), 8/22/24	United States	19,440		19,553

				418,731

Auto Components 0.0%†
Tectum Holdings/Truck Hero, Term Loan, 5.326%, (LIBOR + 4.00%), 4/22/24	United States	217,456		217,660
USS Ultimate Holdings Inc., Term Loan B, 4.992%, (LIBOR + 3.75%), 8/25/24	United States	15,000		15,159

				232,819

franklintempleton.com	Semiannual Report	35

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value
[i,n] Senior Floating Rate Interests (continued)
Building Products 0.0%†
Ply Gem Holdings Inc., Term Loan, first lien, 4.333%, (LIBOR + 3.00%), 2/01/21	United States	22,769	$22,990
Quickrete Holdings Inc., Term Loan B, 3.992%, (LIBOR + 2.75%), 11/15/23	United States	283,049	284,189

			307,179

Capital Markets 0.0%†
BCP Raptor LLC, Term Loan B, 5.522%, (LIBOR + 4.25%), 6/24/24	United States	129,675	130,891
Donnelley Financial Solutions Inc., Term Loan B, 4.246%, (LIBOR + 3.00%), 9/29/23	United States	65,714	66,125

			197,016

Chemicals 0.0%†
Ashland LLC, Term Loan B,
3.264%, (LIBOR + 2.00%), 5/17/24	United States	9,925	9,981
3.319%, (LIBOR + 2.00%), 5/17/24	United States	20,000	20,113
Axalta Coating Systems Dutch Holding BV, Term Loan B, 3.333%, (LIBOR + 2.00%), 6/01/24	United States	59,117	59,400

			89,494

Commercial Services & Supplies 0.0%†
Camelot Finance LP, Term Loan B, 4.60%, (LIBOR + 3.25%), 10/03/23	United States	130,104	130,592
GFL Environmental, Term Loan B, 4.083%, (LIBOR + 2.75%), 9/29/23	Canada	69,300	69,647

			200,239

Construction & Engineering 0.0%†
Engility Corp., Term Loan B, 4.492%, (PRIME + 2.25%), 8/14/23	United States	89,295	89,998

Diversified Financial Services 0.1%
B.C. Unlimited Liability Co., Term Loan B-3,
3.485%, (LIBOR + 2.25%), 2/16/24	United States	169,853	170,065
3.583%, (LIBOR + 2.25%), 2/16/24	United States	108,744	108,880
Cequel/SuddenLink, Term Loan, 3.49%, (LIBOR + 2.25%), 7/28/25	United States	24,238	23,996
Harbor Freight Tools USA Inc., Term Loan B, 4.492%, (LIBOR + 3.25%), 8/18/23	United States	117,083	117,998
Klockner Pentaplast, Term Loan B, 5.583%, (LIBOR + 4.25%), 6/30/22	United States	240,000	242,250
Serta Simmons Holdings LLC, Term Loan, second lien, 9.244%, (LIBOR + 8.00%), 11/08/24	United States	189,608	174,202
Ziggo BV, Term Loan E, 3.75%, (LIBOR + 2.50%), 4/15/25	United States	236,200	237,530

			1,074,921

Diversified Telecommunication Services 0.1%
Consolidated Communications Inc., Term Loan B, 4.25%, (LIBOR + 3.00%), 10/05/23	United States	94,883	93,618
Sprint Communications Inc., Term Loan B, 3.75%, (LIBOR + 2.50%), 2/02/24	United States	223,875	224,183
Zayo Group LLC, Term Loan B-2, 3.563%, (LIBOR + 2.25%), 1/19/24	United States	95,449	95,774

			413,575

Electric Utilities 0.0%†
The AES Corp., Term Loan B, 3.454%, (LIBOR + 2.00%), 5/24/22	United States	291,886	293,163

Electronic Equipment, Instruments & Components 0.1%
Dell International LLC, Term Loan A-2, 3.00%, (LIBOR + 1.75%), 9/07/21	United States	220,000	220,320
Veritas U.S. Inc., Term Loan B, 5.833%, (LIBOR + 4.50%), 1/27/23	United States	604,551	605,609

			825,929

36	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value
[i,n] Senior Floating Rate Interests (continued)
Food & Staples Retailing 0.0%†
Utz Quality Foods LLC, Term Loan B, 4.787%, (LIBOR + 3.50%), 11/21/24	United States	105,000	$105,591

Food Products 0.0%†
Post Holdings Inc., Term Loan B, 3.49%, (LIBOR + 2.25%), 5/24/24	United States	114,713	115,277

Health Care Providers & Services 0.1%
Envision Healthcare Corp., Term Loan B, 4.25%, (LIBOR + 3.00%), 12/01/23	United States	74,438	74,694
Surgery Center Holdings Inc., Term Loan B, 4.50%, (LIBOR + 3.25%), 9/02/24	United States	200,000	196,333
Team Health Inc., Term Loan B, 3.992%, (LIBOR + 2.75%), 2/06/24	United States	298,596	292,064

			563,091

Health Care Technology 0.0%†
Quintiles IMS Inc., Term Loan B-2, 3.321%, (LIBOR + 2.00%), 1/17/25	United States	80,000	80,525

Hotels, Restaurants & Leisure 0.0%†
Boyd Gaming Corp., Term Loan, 3.701%, (LIBOR + 2.50%), 9/15/23	United States	62,838	63,216
ClubCorp Holdings Inc., Term Loan B, 4.588%, (LIBOR + 3.25%), 9/18/24	United States	85,000	85,265

			148,481

Industrial Conglomerates 0.0%†
Duravant LLC, Term Loan B, 4.56%, (LIBOR + 3.25%), 7/19/24	United States	67,612	67,739
[o] Duravant LLC, Term Loan, 4.583%, (LIBOR + 3.25%), 7/19/24	United States	6,762	6,774
Plastipak Holdings Inc., Term Loan B, 4.02%, (LIBOR + 2.75%), 10/14/24	United States	35,000	35,226

			109,739

Insurance 0.0%†
Hyperion Insurance Group Ltd., Term Loan B, 5.25%, (LIBOR + 4.00%), 4/29/22	United States	41,501	41,976
U.S.I. Inc., Term Loan B, 4.314%, (LIBOR + 3.00%), 5/16/24	United States	245,701	245,445

			287,421

Internet & Direct Marketing Retail 0.0%†
BWay, Term Loan,
4.522%, (LIBOR + 3.25%), 4/03/24	United States	600	603
4.599%, (LIBOR + 3.25%), 4/03/24	United States	238,800	240,193

			240,796

Internet Software & Services 0.1%
GTT Communications, Term Loan B, 4.50%, (LIBOR + 3.25%), 1/09/24	United States	52,603	53,112
McAfee LLC, Term Loan B, 5.833%, (LIBOR + 4.50%), 9/30/24	United States	210,000	211,199
Rackspace Hosting Inc., Term Loan B,
4.322%, (LIBOR + 3.00%), 11/03/23	United States	212	212
4.385%, (LIBOR + 3.00%), 11/03/23	United States	84,364	84,469
Uber Technologies Inc., Term Loan, 5.328%, (LIBOR + 4.00%), 7/13/23	United States	297,299	300,087

			649,079

IT Services 0.1%
First Data Club Corp., Term Loan B, 3.563%, (LIBOR + 2.25%), 7/08/22	United States	36,496	36,554
Gartner Inc., Term Loan B, 3.24%, (LIBOR + 2.00%), 4/05/24	United States	29,850	30,130
Micro Focus, Term Loan B, 4.063%, (LIBOR + 2.75%), 6/21/24	United States	61,071	61,202
NeuStar Inc., Term Loan B, 5.147%, (LIBOR + 3.75%), 8/08/24	United States	110,000	111,289
Presidio Inc., Term Loan B,
4.492%, (LIBOR + 3.25%), 2/02/22	United States	3,843	3,877
4.585%, (LIBOR + 3.25%), 2/02/22	United States	150,294	151,636

			394,688

franklintempleton.com	Semiannual Report	37

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value
[i,n] Senior Floating Rate Interests (continued)
Machinery 0.0%†
North American Lifting Holdings Inc., Initial Term Loan, 5.833%, (LIBOR + 4.50%), 11/27/20	United States	15,417		$14,559

Media 0.0%†
AMC Entertainment Holdings Inc., Term Loan B, 3.50%, (LIBOR + 2.25%), 12/15/23	United States	24,813		24,839
Cablevision SA, Term Loan B, 3.514%, (LIBOR + 2.25%), 7/17/25	United States	34,738		34,564
CBS Radio Inc., Term Loan B, 4.172%, (LIBOR + 2.75%), 11/18/24	United States	80,194		80,558
UPC Financing Partnership, Term Loan, 3.75%, (LIBOR + 2.50%), 1/15/26	United States	115,789		116,099

				256,060

Metals & Mining 0.0%†
Signode Industrial Group,
Initial Term Loan B, 3.992%, (LIBOR + 2.75%), 5/01/21	United States	7,917		7,976
Initial Term Loan B, 4.083%, (LIBOR + 2.75%), 5/01/21	United States	10,417		10,495
Term Loan B, 3.992%, (LIBOR + 2.75%), 5/01/21	United States	3,333		3,358

				21,829

Oil, Gas & Consumable Fuels 0.0%†
Southcross Energy Partners LP, senior secured, Term Loan B, first lien guaranteed, 5.583%, (LIBOR + 4.25%), 8/04/21	United States	29,110		28,709

Semiconductors & Semiconductor Equipment 0.0%†
Cavium Inc., Term Loan B, 3.597%, (LIBOR + 2.25%), 8/16/22	United States	65,434		65,473

Software 0.0%†
Change Healthcare Holdings LLC, Term Loan, 3.992%, (LIBOR + 2.75%), 3/01/24	United States	159,019		159,603
Misys PLC, Term Loan, 4.817%, (LIBOR + 3.50%), 6/13/24	United States	150,000		150,035

				309,638

Specialty Retail 0.0%†
Bass Pro Group LLC, Term Loan B, 6.242%, (LIBOR + 5.00%), 9/25/24	United States	245,000		238,951
Belron Finance US LLC, Term Loan B, 3.892%, (LIBOR + 2.50%), 11/07/24	United States	50,000		50,469

				289,420

Trading Companies & Distributors 0.0%†
HD Supply Inc., Term Loan B, 3.833%, (LIBOR + 2.50%), 10/17/23	United States	143,913		145,202

Wireless Telecommunication Services 0.1%
Unitymedia Hessen GmbH & Co. KG, Term Loan, 3.50%, (LIBOR + 2.25%), 9/30/25	United States	301,134		301,510
Virgin Media, Term Loan I, 3.75%, (LIBOR + 2.50%), 1/15/26	United States	210,000		210,150

				511,660

Total Senior Floating Rate Interests (Cost $8,458,465)				8,480,302

Foreign Government and Agency Securities 2.0%
[g] Africa Finance Corp., senior note, Reg S, 3.875%, 4/13/24	Supranational	869,000		877,936
Banco Central de la República Argentina SA, zero cpn., 6/13/18	Argentina	32,682,105	ARS	1,622,755
[g] Eastern and Southern African Trade and Development Bank, senior note, Reg S, 5.375%, 3/14/22	Supranational	692,000		728,542
Government of Argentina,
7.82%, 12/31/33	Argentina	1,011,436	EUR	1,380,421
2.26% to 3/31/19, 4.74% thereafter, 12/31/38	Argentina	2,313,071	EUR	1,966,659

38	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value
Foreign Government and Agency Securities (continued)
Government of Argentina, (continued)
[i] senior note, FRN, 27.493%, (ARPP7DRR), 6/21/20	Argentina	9,574,985	ARS	$593,388
[g] senior note, Reg S, 3.875%, 1/15/22	Argentina	1,046,000	EUR	1,301,860
senior note, 5.625%, 1/26/22	Argentina	527,000		554,404
[g] Government of Ecuador, senior note, Reg S, 10.75%, 3/28/22	Ecuador	316,000		365,770
[g] Government of Iraq, senior note, Reg S, 6.752%, 3/09/23	Iraq	418,000		423,369
Government of Malaysia, senior note, 3.441%, 2/15/21	Malaysia	3,665,000	MYR	897,139
Government of Mexico, senior bond, 5.75%, 3/05/26	Mexico	10,000,000[p]	MXN	488,121
[g] Government of Pakistan, senior note, Reg S, 6.75%, 12/03/19	Pakistan	648,000		671,629
[g] Government of Paraguay, Reg S,
senior note, 4.625%, 1/25/23	Paraguay	945,000		999,101
senior bond, 4.70%, 3/27/27	Paraguay	200,000		211,500
Government of Poland, senior bond, 2.50%, 7/25/27	Poland	10,292,000	PLN	2,716,210
Government of Russia, 7.40%, 12/07/22	Russia	47,297,000	RUB	821,994
Government of South Africa,senior bond,
8.75%, 1/31/44	South Africa	19,480,000	ZAR	1,214,818
8.75%, 2/28/48	South Africa	7,720,000	ZAR	481,803
[g] National Highways Authority of India, senior note, Reg S, 7.30%, 5/18/22	India	110,000,000	INR	1,738,490
Provincia de Buenos Aires,
[i] FRN, 24.50%, (ARS Badlar + 3.83%), 5/31/22	Argentina	15,505,000	ARS	913,302
[f] senior bond, 144A, 7.875%, 6/15/27	Argentina	240,000		268,536
[f] senior note, 144A, 5.75%, 6/15/19	Argentina	250,000		260,375
[f] senior note, 144A, 6.50%, 2/15/23	Argentina	185,000		197,103

Total Foreign Government and Agency Securities (Cost $20,278,730)				21,695,225

Asset-Backed Securities and Commercial Mortgage-Backed Securities 2.2%
Airlines 0.1%
[f] Air Canada 2015-2 Class B Pass-Through Trust, third lien note, 144A, 5.00%, 6/15/25	Canada	457,865		480,186
Latam Airlines 2015-1 Class B Pass Through Trust, secured note, 4.50%, 8/15/25	Chile	661,451		658,558

				1,138,744

Banks 0.0%†
f Banco Hipotecario SA, 144A, FRN,
[j] 25.938%, 11/07/22	Argentina	3,160,000	ARS	184,057
[q] senior note, 23.708%, (ARS Badlar + 2.50%), 1/12/20	Argentina	3,890,000	ARS	219,904

				403,961

Consumer Finance 0.1%
[j] American Express Credit Account Master 2017-8 Trust, FRN, 1.358%, 5/16/22	United States	210,000		210,149
[q] Bank of America Credit Card 2014-A1 Trust, FRN, 1.63%, (1-Month USD LIBOR + 0.38%), 6/15/21	United States	100,000		100,318
Chase Issuance Trust,
[q] 2014-A5, A5, FRN, 1.62%, (1-Month USD LIBOR + 0.37%), 4/15/21	United States	120,000		120,512
2015-A2, A2, 1.59%, 2/18/20	United States	135,000		135,038
Citibank Credit Card Issuance 2017-A8 Trust, A8, 1.86%, 8/08/22	United States	425,000		422,243
[q] World Financial Network Credit Card Master 2015-A Trust, A, FRN, 1.73%, (1-Month USD LIBOR + 0.48%), 2/15/22	United States	120,000		120,131

				1,108,391

franklintempleton.com	Semiannual Report	39

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value
Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
Diversified Financial Services 0.9%
[f] AIM Aviation Finance Ltd. 2015-1A, B1, 144A, 5.072%, 2/15/40	Cayman Islands	278,935	$273,875
Ally Auto Receivables 2016-3 Trust, A3, 1.44%, 8/17/20	United States	180,000	179,605
[f] Ascentium Equipment Receivables 2017-2A Trust, C, 144A, 2.87%, 8/10/22	United States	25,000	24,888
[f] Bayview Opportunity Master Fund IIIA 2017-RN7 Trust, A1, 144A, 3.105%, 9/28/32	United States	106,899	107,118
[f,j] Bayview Opportunity Master Fund IIIB 2017-RN2 Trust, A1, 144A, FRN, 3.475%, 4/28/32	United States	53,937	54,277
[f] Bayview Opportunity Master Fund IVB Trust, 144A,
2017-NPL1, A1, 3.598%, 1/28/32	United States	59,262	59,550
2017-NPL2, A1, 2.981%, 10/28/32	United States	129,994	130,284
[f] Blackbird Capital Aircraft Lease Securitization Ltd 2016-1A, 144A, 4.213%, 12/16/41	United States	241,719	251,203
[j] CarMax Auto Owner Trust, 2017-4, A2B, FRN, 1.38%, 4/15/21	United States	250,000	250,073
[f,j] Chesapeake Funding II LLC 2017-4A, A2, 144A, FRN, 1.81%, 11/15/29	United States	185,000	185,000
[f] Cig Auto Receivables 2017-1A Trust, A, 144A, 2.71%, 5/15/23	United States	45,000	44,986
[f] CLI Funding V LLC 2014-2A, A, 144A, 3.38%, 10/18/29	United States	68,091	67,916
[f] Club Credit 2017-P1 Trust, A, 144A, 2.42%, 9/15/23	United States	93,379	93,422
[f] Coinstar Funding LLC 2017-1A, A2, 144A, 5.216%, 4/25/47	United States	243,775	253,904
[f] CPS Auto Receivables Trust, 144A,
2014-B, D, 4.62%, 5/15/20	United States	110,000	111,233
2016-B, E, 8.14%, 5/15/23	United States	500,000	538,362
[f] DT Auto Owner Trust, 144A,
2014-3A, D, 4.47%, 11/15/21	United States	50,000	50,797
2016-1A, D, 4.66%, 12/15/22	United States	180,000	183,721
2016-2A, D, 5.43%, 11/15/22	United States	240,000	247,521
[j] Fifth Third Auto 2017-1 Trust, A2B, FRN, 1.40%, 4/15/20	United States	125,000	125,049
[f] First Investors Auto Owner 2016-1A Trust, D, 144A, 4.70%, 4/18/22	United States	110,000	112,931
[f] Five Guys Funding LLC 2017-1A, A2, 144A, 4.60%, 7/25/47	United States	74,813	76,521
Ford Credit Auto Owner Trust,
[f] 2014-2, A, 144A, 2.31%, 4/15/26	United States	100,000	100,478
2014-C, A3, 1.06%, 5/15/19	United States	6,508	6,504
2015-A, A3, 1.28%, 9/15/19	United States	23,373	23,357
[j] 2017-C, A2B, FRN, 1.365%, 9/15/20	United States	480,000	480,300
[f] GCAT LLC, 144A,
2017-2, A1, 3.50%, 4/25/47	United States	111,821	112,519
2017-3, A1, 3.352%, 4/25/47	United States	73,664	73,924
2017-5, A1, 3.228%, 7/25/47	United States	72,033	72,397
[f] Hertz Vehicle Financing II LP 2017-2A, A, 144A, 3.29%, 10/25/23	United States	100,000	100,085
Honda Auto Receivables Owner Trust,
2014-3, A4, 1.31%, 10/15/20	United States	20,693	20,691
2015-1, A3, 1.05%, 10/15/18	United States	5,902	5,900
2015-3, A3, 1.27%, 4/18/19	United States	48,724	48,690
2017-3, A3, 1.79%, 9/20/21	United States	115,000	114,407
Hyundai Auto Receivables Owner 2015-A Trust, A3, 1.05%, 4/15/19	United States	6,416	6,413
[f] Merlin Aviation Holdings DAC 2016-1, A, 144A, 4.50%, 12/15/32	United States	181,250	182,154
[f,q] NextGear Floorplan Master Owner 2017-1A Trust, A1, 144A, FRN,
2.084%, (1-Month USD LIBOR + 0.85%), 4/18/22	United States	240,000	241,752
[j] Nissan Auto Lease Trust, 2017-B, A2B, FRN, 1.46%, 12/16/19	United States	310,000	310,160
Nissan Auto Receivables Owner 2016-C Trust, A3, 1.18%, 1/15/21	United States	85,000	84,291

40	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value
Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
Diversified Financial Services (continued)
[f] OneMain Financial Issuance Trust, 144A,
2015-1A, A, 3.19%, 3/18/26	United States	150,000	$151,198
2015-2A, D, 5.64%, 7/18/25	United States	285,000	285,015
2015-3A, B, 4.16%, 11/20/28	United States	155,000	157,431
2016-2A, B, 5.94%, 3/20/28	United States	335,000	344,586
[f,j] Santander Retail Auto Lease 2017-A Trust, A2B, 144A, FRN, 1.513%, 3/20/20	United States	470,000	470,127
[f] Shenton Aircraft Investment I Ltd. 2015-1A, 144A, 4.75%, 10/15/42	Cayman Islands	267,830	278,350
[f] Sierra Timeshare Receivables Funding LLC 2013-3A, A, 144A, 2.20%, 10/20/30	United States	26,779	26,749
[q] SLM Private Credit Student Loan Trust, FRN,
2003-A, A3, 3.78%, (28-Day T-Bill), 6/15/32	United States	65,000	65,005
2003-B, A3, 3.79%, (28-Day T-Bill), 3/15/33	United States	300,000	297,783
[f,j] SMB Private Education Loan Trust, 2017-B, A2B, 144A, FRN, 1.966%, 10/15/35	United States	100,000	100,506
[f] Sofi Professional Loan Program LLC 2016-A, B, 144A, 3.57%, 1/26/38	United States	155,166	154,992
[f] Sprite Cayman 2017-1, B, 144A, 5.75%, 12/15/37	Cayman Islands	250,000	245,609
[f] TAL Advantage V LLC 2013-2A, A, 144A, 3.55%, 11/20/38	United States	60,000	60,039
Toyota Auto Receivables Owner Trust
2016-C, A3, 1.14%, 8/17/20	United States	70,000	69,534
[j] 2017-D, A2B, FRN, 1.249%, 8/17/20	United States	430,000	430,021
USAA Auto Owner 2015-1 Trust, A3, 1.20%, 6/17/19	United States	22,846	22,838
[f,j] Verizon Owner 2017-3 2017-3A Trust, A1B, 144A, FRN, 1.489%, 4/20/22	United States	165,000	165,403
[f] Veros Automobile Receivables 2017-1 Trust, A, 144A, 2.84%, 4/17/23	United States	105,000	104,941
[f] VOLT LIV LLC
2017-NPL1, A1, 144A, 3.50%, 2/25/47	United States	60,972	61,336
2017-NPL1, A2, 144A, 6.00%, 2/25/47	United States	100,000	100,802
[f] VOLT LV LLC 2017-NPL2, A1, 144A, 3.50%, 3/25/47	United States	76,795	77,322
[f] VOLT LVI LLC 2017-NPL3, A2, 144A, 5.875%, 3/25/47	United States	220,000	221,625
[f] VOLT LXI LLC 2017-NPL8, A1, 144A, 3.125%, 6/25/47	United States	74,368	74,687
[f] VOLT LXIII LLC 2017-NP10, A1, 144A, 3.00%, 10/25/47	United States	100,000	100,151
[f] VOLT XL LLC 2015-NP14, A2, 144A, 4.875%, 11/27/45	United States	140,000	140,181

			9,612,489

Equity Real Estate Investment Trusts (REITs) 0.2%

[f] American Homes 4 Rent, 144A,
2014-SFR2, E, 6.231%, 10/17/36	United States	250,000	280,006
2014-SFR3, E, 6.418%, 12/17/36	United States	100,000	113,022
2015-SFR1, E, 5.639%, 4/17/52	United States	210,000	229,117

[f] Colony American Finance Ltd. 2015-1, D, 144A, 5.649%, 10/15/47	Cayman Islands	115,000	121,509

[f] Colony American Homes, 144A, FRN,
[q] 2014-1A, E, 4.066%, (1-Month USD LIBOR + 2.80%), 5/17/31	United States	215,000	216,506
[q] 2014-2A, E, 4.44%, (1-Month USD LIBOR + 3.20%), 7/17/31	United States	72,166	72,680
[q] 2015-1A, D, 3.416%, (1-Month USD LIBOR + 2.15%), 7/17/32	United States	245,000	245,691
[j] 2015-1A, E, 4.266%, 7/17/32	United States	100,000	101,022
[j] 2015-1A, F, 4.916%, 7/17/32	United States	100,000	101,715

[f] Diamond Resorts Owner 2017-1A Trust, C, 144A, 6.07%, 10/22/29	United States	97,427	97,068

[f] Invitation Homes Trust, 144A, FRN,
[q] 2015-SFR1, E, 5.451%, (1-Month USD LIBOR + 4.20%), 3/17/32	United States	205,000	208,327
[j] 2015-SFR3, E, 5.001%, 8/17/32	United States	110,000	112,234

franklintempleton.com	Semiannual Report	41

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value
Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
Equity Real Estate Investment Trusts (REITs) (continued)
[f] Oak Hill Advisors Residential Loan Trust, 144A,
2017-NPL2, A1, 3.00%, 7/25/57	United States	162,897	$163,346
2017-NPL2, A2, 4.875%, 7/25/57	United States	235,000	234,772

			2,297,015

Mortgage Real Estate Investment Trusts (REITs) 0.9%
[j] Adjustable Rate Mortgage 2005-1 Trust, 3A1, FRN, 3.281%, 5/25/35	United States	97,797	98,903
[f] Ajax Mortgage Loan Trust, 144A,
2016-B, A, 4.00%, 9/25/65	United States	150,377	150,541
2016-C, A, 4.00%, 10/25/57	United States	134,889	136,289
[q] American Home Mortgage Investment 2006-1 Trust, 11A1, FRN, 1.518%, (1-Month USD LIBOR + 0.28%), 3/25/46	United States	303,010	292,756
Banc of America Alternative Loan 2003-8 Trust, 1CB1, 5.50%, 10/25/33	United States	8,952	9,162
Banc of America Funding Trust,
2005-5, 1A1, 5.50%, 9/25/35	United States	13,457	14,181
2007-4, 5A1, 5.50%, 11/25/34	United States	155,108	159,065
[j] Banc of America Mortgage Trust, FRN,
2005-A, 2A1, 3.472%, 2/25/35	United States	9,178	9,155
2005-I, 4A1, 3.42%, 10/25/35	United States	109,987	108,382
BCAP LLC 2007-AA2 Trust, 22A1, 6.00%, 3/25/22	United States	148,528	147,781
[f] CAM Mortgage Trust, 144A,
2016-1, A, 4.00%, 1/15/56	United States	3,002	3,012
[j] 2016-1, M, FRN, 5.00%, 1/15/56	United States	150,000	147,988
[f,j] CCRESG Commercial Mortgage Trust, 2016-HEAT, D, 144A, FRN, 5.671%, 4/10/29	United States	100,000	100,902
[j] Citigroup Mortgage Loan Trust, FRN,
2005-3, 2A3, 3.469%, 8/25/35	United States	82,159	82,292
[f] 2009-10, 6A2, 144A, 3.75%, 9/25/34	United States	63,295	61,382
[f,q] Communication Mortgage Trust, 2016-SAVA, C, 144A, FRN, 4.251%, (1-Month USD LIBOR + 3.00%), 10/15/34	United States	155,000	155,985
Countrywide Alternative Loan Trust,
2003-22CB, 1A1, 5.75%, 12/25/33	United States	61,304	63,133
2003-9T1, A7, 5.50%, 7/25/33	United States	18,603	18,988
2004-16CB, 1A1, 5.50%, 7/25/34	United States	41,719	43,022
2004-16CB, 3A1, 5.50%, 8/25/34	United States	44,472	45,779
2004-28CB, 5A1, 5.75%, 1/25/35	United States	7,855	7,881
2004-J10, 2CB1, 6.00%, 9/25/34	United States	102,010	106,165
2004-J3, 1A1, 5.50%, 4/25/34	United States	40,128	40,843
[q] 2005-14, 2A1, FRN, 1.448%, (1-Month USD LIBOR + 0.21%), 5/25/35	United States	45,785	43,792
2005-J1, 2A1, 5.50%, 2/25/25	United States	8,500	8,665
Countrywide Home Loans Mortgage Pass-Through Trust,
[j] 2004-12, 8A1, FRN, 3.713%, 8/25/34	United States	10,682	10,545
[j] 2004-HYB4, 2A1, FRN, 3.512%, 9/20/34	United States	97,610	95,301
2005-21, A17, 5.50%, 10/25/35	United States	12,751	12,220
Credit Suisse First Boston Mortgage Securities Corp.,
2003-27, 4A4, 5.75%, 11/25/33	United States	24,945	25,842
[j] 2003-AR26, 7A1, FRN, 3.534%, 11/25/33	United States	7,533	7,610
[j] 2003-AR28, 4A1, FRN, 3.541%, 12/25/33	United States	4,723	4,757
2005-10, 2A1, 5.25%, 11/25/20	United States	37,714	35,584

42	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value
Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
Mortgage Real Estate Investment Trusts (REITs) (continued)
[f,q] Credit Suisse Mortgage Trust, 2015-TOWN, A, 144A, FRN, 2.50%, (1-Month USD LIBOR + 1.25%), 3/15/28	United States	110,000		$110,090
[f] CSMC OA LLC 2014-USA, E, 144A, 4.373%, 9/15/37	United States	300,000		267,581
[q] Deutsche Mortgage Securities Inc. Mortgage Loan 2004-4 Trust, 7AR1, FRN, 1.582%, (1-Month USD LIBOR + 0.35%), 6/25/34	United States	85,197		80,775
[q] DSLA Mortgage Loan 2005-AR5 Trust, 2A1A, FRN, 1.613%, (1-Month USD LIBOR + 0.33%), 9/19/45	United States	56,326		46,922
[g,q] Dukinfield PLC, 2016-2, A, FRN, Reg S, 1.537%, (3-Month GBP LIBOR + 1.25%), 12/20/52	United Kingdom	213,424	GBP	292,371
[g,q] Eurosail-UK PLC 2007-2X, A3C, FRN, Reg S, 0.44%, (3-Month GBP LIBOR + 0.15%), 3/13/45	United Kingdom	61,682	GBP	81,766
[q] FHLMC Structural Agency Credit Risk Debt Notes, 2015-DNA1, M2, FRN, 3.088%, (1-Month USD LIBOR + 1.85%), 10/25/27	United States	250,000		255,808
[q] FHLMC Structural Agency Credit Risk Debt Notes, 2015-DNA1, M3, FRN, 4.538%, (1-Month USD LIBOR + 3.30%), 10/25/27	United States	250,000		279,682
[j] GMACM Mortgage Loan Trust, FRN,
2005-AR1, 3A, 3.906%, 3/18/35	United States	113,471		114,828
2005-AR4, 3A1, 4.002%, 7/19/35	United States	160,267		156,028
f,q GP Portfolio Trust, 2014-GPP, A, 144A, FRN, 2.45%, (1-Month USD LIBOR + 1.20%), 2/15/27	United States	35,155		35,170
[j] GS Mortgage Securities 2007-GG10 Trust, AM, FRN, 5.78%, 8/10/45	United States	94,906		97,039
GSR Mortgage Loan Trust,
2005-4F, 6A1, 6.50%, 2/25/35	United States	11,174		11,200
[j] 2005-AR6, 4A5, FRN, 3.514%, 9/25/35	United States	128,809		130,204
[q] Harborview Mortgage Loan Trust, FRN,
2003-2, 1A, 2.023%, (1-Month USD LIBOR + 0.74%), 10/19/33	United States	82,381		80,473
2004-11, 2A2A, 1.923%, (1-Month USD LIBOR + 0.64%), 1/19/35	United States	128,420		119,110
2004-2, 1A1, 1.803%, (1-Month USD LIBOR + 0.52%), 6/19/34	United States	130,479		128,628
IndyMac Index Mortgage Loan Trust, FRN,
[q] 2004-AR12, A1, 2.018%, (1-Month USD LIBOR + 0.78%), 12/25/34	United States	209,509		194,337
[j] 2004-AR6, 4A, 3.667%, 10/25/34	United States	246,215		251,519
[q] 2004-AR7, A5, 2.458%, (1-Month USD LIBOR + 1.22%), 9/25/34	United States	68,411		62,766
[j] 2005-AR11, A3, 3.29%, 8/25/35	United States	75,588		68,942
[q] 2006-AR2, 2A1, 1.448%, (1-Month USD LIBOR + 0.21%), 2/25/46	United States	322,373		282,045
JP Morgan Chase Commercial Mortgage Securities Trust, FRN, [j] 2007-LDPX, AM, 5.464%, 1/15/49	United States	24,480		24,588
[f,q] 2015-SGP, D, 144A, 5.751%, (1-Month USD LIBOR + 4.50%), 7/15/36	United States	180,000		182,378
JP Morgan Mortgage Trust,
[j] 2003-A2, 3A1, FRN, 3.046%, 11/25/33	United States	10,845		10,486
2004-S1, 2A1, 6.00%, 9/25/34	United States	138,099		139,820
[j] 2005-A1, 6T1, FRN, 3.684%, 2/25/35	United States	19,253		19,129
[j] 2005-A3, 4A1, FRN, 3.598%, 6/25/35	United States	7,996		8,099
[j] 2006-A1, 1A2, FRN, 3.573%, 2/25/36	United States	81,580		76,463
[j] 2007-A1, 4A2, FRN, 3.729%, 7/25/35	United States	6,642		6,858
[q] Lehman XS Trust, 2006-2N,1A1, FRN,
1.498%, (1-Month USD LIBOR + 0.26%), 2/25/46	United States	63,154		56,242
[g,q] Ludgate Funding PLC, FRN, Reg S,
2007-1, A2B, 1.209%, (3-Month EURIBOR + 0.16%), 1/01/61	United Kingdom	35,701	EUR	41,379
2008-W1X, A1, 0.941%, (3-Month GBP LIBOR + 0.60%), 1/01/61	United Kingdom	163,308	GBP	216,849

franklintempleton.com	Semiannual Report	43

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value
Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
Mortgage Real Estate Investment Trusts (REITs) (continued)
[j] MASTR Adjustable Rate Mortgages 2004-7 Trust, 3A1, FRN, 3.31%, 7/25/34	United States	43,149		$42,359
MASTR Alternative Loan Trust,
2004-2, 8A4, 5.50%, 3/25/34	United States	213,173		217,713
2004-8, 2A1, 6.00%, 9/25/34	United States	80,033		85,657
[j] Merrill Lynch Mortgage Investors MLCC 2006-2, 2A, FRN, 3.155%, 5/25/36	United States	9,534		9,647
[f,j] Morgan Stanley Capital I 2011-C2 Trust, E, 144A, FRN, 5.666%, 6/15/44	United States	150,000		142,749
[j] New York Mortgage Trust Inc. 2006-1, 2A2, FRN, 3.623%, 5/25/36	United States	27,263		26,643
[g,q] Newgate Funding PLC 2007-3X, A2B, FRN, Reg S, 0.271%, (3-Month EURIBOR + 0.60%), 12/15/50	United Kingdom	75,416	EUR	89,465
[f] PRPM 2017-2 LLC, 144A,
2017-2A, A1, 3.50%, 9/25/22	United States	302,878		302,474
2017-2A, A2, 5.00%, 9/25/22	United States	100,000		96,664
[f,j] PRPM 2017-3 LLC 2017-3A, A1, 144A, FRN, 3.47%, 11/25/22	United States	115,000		114,989
[q] Rali Trust, 2006-QO4, 2A1, FRN, 1.428%, (1-Month USD LIBOR + 0.19%), 4/25/46	United States	85,734		81,149
[f] RCO Mortgage LLC 2017-1, A1, 144A, 3.375%, 8/25/22	United States	203,249		204,328
Residential Asset Securitization 2003-A9 Trust, A2, 4.00%, 8/25/33	United States	115,211		115,648
[j] RFMSI Trust, FRN,
2005-SA1, 1A1, 4.255%, 3/25/35	United States	137,856		112,236
2006-SA2, 3A1, 4.594%, 8/25/36	United States	187,747		176,863
[g] RMAC Securities PLC, Reg S,
[q] 2005-NS3X, A2C, FRN, 0.029%, (3-Month EURIBOR + 0.36%), 6/12/43	United Kingdom	20,910	EUR	24,461
zero cpn., 6/12/44	United Kingdom	49,371	EUR	57,511
[f,q] SCG Trust, 144A, FRN,
2013-SRP1, A, 2.889%, (1-Month USD LIBOR + 1.65%), 11/15/26	United States	100,000		99,774
2013-SRP1, B, 4.001%, (1-Month USD LIBOR + 2.50%), 11/15/26	United States	100,000		97,133
2013-SRP1, C, 4.489%, (1-Month USD LIBOR + 3.25%), 11/15/26	United States	100,000		95,571
2013-SRP1, D, 4.594%, (1-Month USD LIBOR + 3.34%), 11/15/26	United States	245,000		225,800
Structured ARM Loan Trust, FRN,
[j] 2004-12, 7A3, 3.73%, 9/25/34	United States	24,271		24,694
[j] 2004-6, 1A, 3.358%, 6/25/34	United States	14,692		14,539
[q] 2005-14, A1, 1.542%, (1-Month USD LIBOR + 0.31%), 7/25/35	United States	314,192		254,393
Structured Asset Securities Corp. 2005-1 Trust, 7A7, 5.50%, 2/25/35	United States	15,232		15,499
[g,q] Towd Point Mortgage Funding, 2016-GR1X PLC, B, FRN, Reg S, 1.791%, (3-Month GBP LIBOR + 1.40%), 7/20/46	United Kingdom	100,000	GBP	136,628
[j] Wells Fargo Bank, N.A., Adjustable Rate Mortgage 2004-4 Trust, 3A1, FRN, 3.462%, 3/25/35	United States	40,268		39,648
Wells Fargo Mortgage Backed Securities Trust,
[j] 2003-M, A1, FRN, 3.463%, 12/25/33	United States	23,640		23,897
[j] 2004-I, 2A1, FRN, 3.443%, 7/25/34	United States	148,006		150,495
[j] 2004-O, A1, FRN, 3.528%, 8/25/34	United States	9,779		10,060
2005-16, A18, 6.00%, 1/25/36	United States	4,673		4,715
[j] 2005-AR10, 2A4, FRN, 3.369%, 6/25/35	United States	14,482		14,898
[j] 2005-AR12, 2A5, FRN, 3.29%, 6/25/35	United States	42,968		43,618
[f,j] WF-RBS Commercial Mortgage 2012-C6 Trust, D, 144A, FRN, 5.58%, 4/15/45	United States	150,000		148,406

				9,477,802

Total Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $23,408,485)				24,038,402

44	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Number of Contracts	Notional Amount*	Value
Options Purchased 0.2%
Calls – Exchange-Traded 0.1%
Adient PLC, January Strike Price $85.00, Expires 1/19/18	United States	216	21,600	$12,744
AK Steel Holding Corp., January Strike Price $7.00, Expires 1/19/18	United States	265	26,500	1,060
Akzo Nobel NV, December Strike Price 80.00 EUR, Expires 12/15/17	Netherlands	29	2,900	898
American International Group Inc., January Strike Price $65.00, Expires 1/19/18	United States	50	5,000	600
American International Group Inc., January Strike Price $67.50, Expires 1/19/18	United States	50	5,000	350
AT&T Inc., December Strike Price $41.00, Expires 12/15/17	United States	148	14,800	296
AT&T Inc., January Strike Price $34.00, Expires 1/19/18	United States	74	7,400	20,350
AT&T Inc., January Strike Price $38.00, Expires 1/19/18	United States	215	21,500	8,600
Bunge Ltd., April Strike Price $75.00, Expires 4/20/18	United States	52	5,200	11,700
CenturyLink Inc., January Strike Price $15.00, Expires 1/19/18	United States	114	11,400	8,550
Charter Communications Inc., A, January Strike Price $440.00, Expires 1/19/18	United States	94	9,400	4,230
Comcast Corp., A, January Strike Price $36.25, Expires 1/19/18	United States	113	11,300	23,956
Cypress Semiconductor Corp., December Strike Price $16.00, Expires 12/15/17	United States	27	2,700	1,134
DISH Network Corp., December Strike Price $55.00, Expires 12/15/17	United States	16	1,600	960
DISH Network Corp., January Strike Price $52.50, Expires 1/19/18	United States	376	37,600	37,600
DISH Network Corp., March Strike Price $55.00, Expires 3/16/18	United States	1,232	123,200	338,800
DowDuPont Inc., January Strike Price $70.00, Expires 1/19/18	United States	130	13,000	44,200
DowDuPont Inc., March Strike Price $80.00, Expires 3/16/18	United States	131	13,100	7,467
GGP Inc., January Strike Price $22.00, Expires 1/19/18	United States	27	2,700	4,644
Johnson Controls International PLC, April Strike Price $41.00, Expires 4/20/18	Ireland	256	25,600	19,840
Nabors Industries Ltd., December Strike Price $9.00, Expires 12/15/17	United States	59	5,900	59
Navistar International Corp., January Strike Price $42.00, Expires 1/19/18	United States	14	1,400	2,870
Neurocrine Biosciences Inc., December Strike Price $80.00, Expires 12/15/17	United States	9	900	315
Nuance Communications Inc., January Strike Price $15.00, Expires 1/19/18	United States	61	6,100	6,893
NXP Semiconductors NV, January Strike Price $105.00, Expires 1/19/18	Netherlands	31	3,100	29,760
NXP Semiconductors NV, January Strike Price $110.00, Expires 1/19/18	Netherlands	147	14,700	76,440
QUALCOMM Inc., December Strike Price $62.50, Expires 12/15/17	United States	9	900	3,870
QUALCOMM Inc., January Strike Price $70.00, Expires 1/19/18	United States	188	18,800	24,064
QUALCOMM Inc., June Strike Price $70.00, Expires 6/15/18	United States	27	2,700	8,100
Radius Health Inc., January Strike Price $30.00, Expires 1/19/18	United States	15	1,500	3,188

franklintempleton.com	Semiannual Report	45

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Number of Contracts	Notional Amount*	Value
Options Purchased (continued)
Calls – Exchange-Traded (continued)
S&P 500 Index, December Strike Price $2,650.00, Expires 12/29/17	United States	83	8,300	$186,501
S&P 500 Index, January Strike Price $2,650.00, Expires 1/19/18	United States	82	8,200	261,580
S&P 500 Index, March Strike Price $2,800.00, Expires 3/16/18	United States	267	26,700	128,160
Silver Spring Networks Inc., February Strike Price $17.50, Expires 2/16/18	United States	42	4,200	210
Straight Path Communications Inc., January Strike Price $150.00, Expires 1/19/18	United States	110	11,000	352,550
Straight Path Communications Inc., February Strike Price $150.00, Expires 2/16/18	United States	51	5,100	162,435
Telecom Italia SpA, December Strike Price 0.90 EUR, Expires 12/15/17	Italy	1,015	1,015,000	725
Telecom Italia SpA, June Strike Price 0.70 EUR, Expires 6/15/18	Italy	472	472,000	35,730
Telecom Italia SpA, June Strike Price 0.76 EUR, Expires 6/15/18	Italy	534	534,000	25,233
thyssenkrupp AG, March Strike Price 24.00 EUR, Expires 3/16/18	Germany	169	16,900	16,092
thyssenkrupp AG, March Strike Price 25.00 EUR, Expires 3/16/18	Germany	179	17,900	10,866
thyssenkrupp AG, March Strike Price 27.00 EUR, Expires 3/16/18	Germany	172	17,200	4,299
Trinity Industries Inc., January Strike Price $37.00, Expires 1/19/18	United States	16	1,600	1,040
Trinity Industries Inc., April Strike Price $38.00, Expires 4/20/18	United States	297	29,700	43,659
TTM Technologies Inc., December Strike Price $17.50, Expires 12/15/17	United States	68	6,800	680
Vivendi SA, December Strike Price 21.00 EUR, Expires 12/15/17	France	110	11,000	18,592
Vivendi SA, December Strike Price 22.00 EUR, Expires 12/15/17	France	215	21,500	14,842
Vodafone Group PLC, ADR, January Strike Price $32.00, Expires 1/19/18	United Kingdom	535	53,500	10,165
Vodafone Group PLC, ADR, January Strike Price $40.00, Expires 1/19/18	United Kingdom	36	3,600	108

				1,977,005

Calls – Over-the-Counter 0.0%†

Currency Options 0.0%†
USD/PHP, May Strike Price 50.95 PHP, Counterparty BOFA, Expires 5/18/18	United States	1	2,950,000	45,077

Puts – Exchange-Traded 0.1%
Aegean Marine Petroleum Network Inc., December Strike Price $2.50, Expires 12/15/17	Greece	124	12,400	620
Apollo Commercial Real Estate Finance Inc., February Strike Price $17.50, Expires 2/16/18	United States	53	5,300	1,060
CAC 40 Index, December Strike Price 5,200.00 EUR, Expires 12/15/17	France	72	720	8,724

46	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Number of Contracts	Notional Amount*	Value
Options Purchased (continued)
Puts – Exchange-Traded (continued)
Chicago Board Options Exchange SPX Volatility Index, December Strike Price $12.00, Expires 12/20/17	United States	105	10,500	$13,125
Deutsche Boerse AG German Stock Index DAX, December Strike Price 12,350.00 EUR, Expires 12/15/17	Germany	87	435	8,129
DISH Network Corp., March Strike Price $40.00, Expires 3/16/18	United States	422	42,200	35,870
EURO STOXX 50 Price EUR, January Strike Price 3,500.00 EUR, Expires 1/19/18	Germany	103	1,030	47,199
Financial Select Sector SPDR Fund, January Strike Price $27.00, Expires 1/19/18	United States	175	17,500	7,700
Golar LNG Ltd., December Strike Price $17.50, Expires 12/15/17	Bermuda	60	6,000	600
Golar LNG Ltd., January Strike Price $17.50, Expires 1/19/18	Bermuda	14	1,400	140
Hannon Armstrong Sustainable Infrastructure Capital Inc., December Strike Price $20.00, Expires 12/15/17	United States	15	1,500	75
Innoviva Inc., December Strike Price $10.00, Expires 12/15/17	United States	56	5,600	1,120
iShares iBoxx High Yield Corporate Bond ETF, January Strike Price $86.00, Expires 1/19/18	United States	136	13,600	6,120
iShares iBoxx High Yield Corporate Bond ETF, March Strike Price $85.00, Expires 3/16/18	United States	153	15,300	13,770
iShares MSCI Emerging Markets ETF, January Strike Price $47.00, Expires 1/19/18	United States	182	18,200	33,124
iShares Russell 2000 ETF, December Strike Price $145.00, Expires 12/15/17	United States	116	11,600	2,552
iShares Russell 2000 ETF, January Strike Price $151.00, Expires 1/19/18	United States	75	7,500	18,000
iStar Inc., January Strike Price $11.00, Expires 1/19/18	United States	88	8,800	1,320
Pattern Energy Group Inc., December Strike Price $20.00, Expires 12/15/17	United States	46	4,600	690
PowerShares QQQ Series 1 Trust, December Strike Price $150.00, Expires 12/15/17	United States	116	11,600	6,032
PowerShares QQQ Series 1 Trust, December Strike Price $153.00, Expires 12/15/17	United States	24	2,400	2,640
Redwood Trust Inc., January Strike Price $15.00, Expires 1/19/18	United States	60	6,000	2,850
S&P 500 Index, December Strike Price $2,450.00, Expires 12/15/17	United States	129	12,900	15,480
S&P 500 Index, December Strike Price $2,455.00, Expires 12/15/17	United States	7	700	840
S&P 500 Index, December Strike Price $2,500.00, Expires 12/15/17	United States	27	2,700	4,860
S&P 500 Index, December Strike Price $2,500.00, Expires 12/29/17	United States	589	58,900	259,160
S&P 500 Index, January Strike Price $2,475.00, Expires 1/19/18	United States	55	5,500	40,700
S&P 500 Index, February Strike Price $2,525.00, Expires 2/16/18	United States	29	2,900	57,420
SPDR S&P 500 ETF Trust, December Strike Price $250.00, Expires 12/15/17	United States	124	12,400	2,728
SPDR S&P Retail ETF, January Strike Price $42.00, Expires 1/19/18	United States	231	23,100	15,939

franklintempleton.com	Semiannual Report	47

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Number of Contracts	Notional Amount*	Value
Options Purchased (continued)
Puts – Exchange-Traded (continued)
Texas Instruments Inc., December Strike Price $82.50, Expires 12/15/17	United States	218	21,800	$1,635
Texas Instruments Inc., December Strike Price $85.00, Expires 12/15/17	United States	75	7,500	525
Texas Instruments Inc., January Strike Price $92.50, Expires 1/19/18	United States	36	3,600	3,384
Texas Instruments Inc., January Strike Price $95.00, Expires 1/19/18	United States	36	3,600	6,228
Vishay Intertechnology Inc., January Strike Price $20.00, Expires 1/19/18	United States	46	4,600	1,380
WPX Energy Inc., December Strike Price $11.00, Expires 12/15/17	United States	120	12,000	600

				622,339

Total Options Purchased (Cost $3,270,552)				2,644,421

Total Investments before Short Term Investments (Cost $646,949,396)				762,376,122

		Country	Shares

Short Term Investments 21.9%

Money Market Funds 16.6%
[r,s] Dreyfus Government Cash Management, Institutional Shares, 0.95%		United States	22,983,302	22,983,302
[r] Fidelity Investments Money Market Funds, 0.97%		United States	156,890,921	156,890,921

Total Money Market Funds (Cost $179,874,223)				179,874,223

			Principal Amount*

Repurchase Agreements (Cost $19,665,720) 1.8%
[t] Joint Repurchase Agreement, 1.029%, 12/01/17 (Maturity Value $19,666,282)		United States	19,665,720	19,665,720

BNP Paribas Securities Corp. (Maturity Value $16,627,645)
Deutsche Bank Securities Inc. (Maturity Value $876,920)
HSBC Securities (USA) Inc. (Maturity Value $2,078,529)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $83,188)
Collateralized by U.S. Government Agency Securities, 1.875%, 9/18/18; [u]U.S. Treasury Bill, 4/19/18 - 5/31/18; and U.S. Treasury Note, 1.50% - 2.00%, 6/15/20 - 10/31/22 (valued at $20,061,685)
U.S. Government and Agency Securities 3.5%
[t] U.S. Treasury Bill,
1/11/18		United States	1,750,000	1,747,783
2/01/18		United States	865,000	863,320
[a]3/01/18		United States	27,100,000	27,015,736
3/22/18		United States	1,400,000	1,394,556
3/29/18		United States	1,750,000	1,742,672
4/12/18		United States	1,400,000	1,393,352
7/19/18		United States	1,315,000	1,302,849
8/16/18		United States	1,750,000	1,731,313

Total U.S. Government and Agency Securities (Cost $37,200,014)				37,191,581

Total Investments (Cost $883,689,353) 92.2%				999,107,646

48	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

			Principal Amount*	Value
Short Term Investments (continued)
Options Written (0.0)%†				$(507,956)
Securities Sold Short (20.4)%				(220,393,416)
Other Assets, less Liabilities 28.2%				304,687,304

Net Assets 100.0%				$1,082,893,578

	Country	Number of Contracts	Notional Amount*

[v] Options Written (0.0)%†
Calls – Exchange-Traded (0.0)%†
Apple Inc., January Strike Price $180.00, Expires 1/19/18	United States	11	1,100	(2,178)
CenturyLink Inc., January Strike Price $17.00, Expires 1/19/18	United States	114	11,400	(2,508)
Charter Communications Inc., A, January Strike Price $500.00, Expires 1/19/18	United States	94	9,400	(8,930)
Comcast Corp., A, January Strike Price $41.25, Expires 1/19/18	United States	113	11,300	(2,938)
Microsoft Corp., December Strike Price $87.50, Expires 12/15/17	United States	16	1,600	(240)
NXP Semiconductors NV, January Strike Price $115.00, Expires 1/19/18	Netherlands	31	3,100	(7,130)
QUALCOMM Inc., December Strike Price $67.50, Expires 12/15/17	United States	10	1,000	(870)
S&P 500 Index, December Strike Price $2,675.00, Expires 12/29/17	United States	83	8,300	(97,110)
S&P 500 Index, January Strike Price $2,680.00, Expires 1/19/18	United States	41	4,100	(82,779)
S&P 500 Index, January Strike Price $2,690.00, Expires 1/19/18	United States	41	4,100	(55,883)
S&P 500 Index, March Strike Price $2,900.00, Expires 3/16/18	United States	53	5,300	(7,950)
Straight Path Communications Inc., January Strike Price $185.00, Expires 1/19/18	United States	110	11,000	(6,875)
Straight Path Communications Inc., February Strike Price $185.00, Expires 2/16/18	United States	51	5,100	(8,670)
Telecom Italia SpA, December Strike Price 1.20 EUR, Expires 12/15/17	Italy	1,015	1,015,000	(242)

				(284,303)

Puts – Exchange-Traded (0.0)%†
AK Steel Holding Corp., January Strike Price $5.50, Expires 1/19/18	United States	133	13,300	(10,174)
Bunge Ltd., April Strike Price $60.00, Expires 4/20/18	United States	52	5,200	(9,100)
CAC 40 Index, December Strike Price 4,700.00 EUR, Expires 12/15/17	France	72	720	(574)
Chicago Board Options Exchange SPX Volatility Index, December Strike Price $10.50, Expires 12/20/17	United States	105	10,500	(3,150)
Deutsche Boerse AG German Stock Index DAX, December Strike Price 11,500.00 EUR, Expires 12/15/17	Germany	89	445	(1,642)
DISH Network Corp., January Strike Price $47.50, Expires 1/19/18	United States	27	2,700	(3,645)
DISH Network Corp., March Strike Price $45.00, Expires 3/16/18	United States	523	52,300	(101,985)

franklintempleton.com	Semiannual Report	49

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Number of Contracts	Notional Amount*	Value
[v] Options Written (continued)†
Puts – Exchange-Traded (continued)†
EURO STOXX 50 Price EUR, January Strike Price 3,150.00 EUR, Expires 1/19/18	Germany	104	1,040	$(5,818)
iShares iBoxx High Yield Corporate Bond ETF, January Strike Price $81.00, Expires 1/19/18	United States	136	13,600	(1,088)
iShares iBoxx High Yield Corporate Bond ETF, March Strike Price $80.00, Expires 3/16/18	United States	153	15,300	(4,590)
iShares MSCI Emerging Markets ETF, January Strike Price $45.00, Expires 1/19/18	United States	182	18,200	(16,016)
iShares Russell 2000 ETF, January Strike Price $144.00, Expires 1/19/18	United States	75	7,500	(6,675)
Navistar International Corp., January Strike Price $35.00, Expires 1/19/18	United States	14	1,400	(938)
Neurocrine Biosciences Inc., December Strike Price $70.00, Expires 12/15/17	United States	9	900	(1,440)
Radius Health Inc., April Strike Price $25.00, Expires 4/20/18	United States	15	1,500	(4,800)
S&P 500 Index, January Strike Price $2,300.00, Expires 1/19/18	United States	55	5,500	(13,640)
S&P 500 Index, February Strike Price $2,425.00, Expires 2/16/18	United States	29	2,900	(32,625)
SPDR S&P 500 ETF Trust, December Strike Price $240.00, Expires 12/15/17	United States	124	12,400	(1,364)
SPDR S&P Retail ETF, January Strike Price $39.00, Expires 1/19/18	United States	231	23,100	(4,389)

				(223,653)

Total Options Written (Premiums Received $546,001)				(507,956)

	Country	Shares
[w] Securities Sold Short (20.4)%
Common Stocks (7.8)%
Aerospace & Defense (0.1)%
Aerojet Rocketdyne Holdings Inc.	United States	9,530	(300,100)
Arconic Inc.	United States	4,369	(107,521)
United Technologies Corp.	United States	6,772	(822,459)

			(1,230,080)

Air Freight & Logistics (0.1)%
Air Transport Services Group Inc.	United States	7,980	(193,515)
Atlas Air Worldwide Holdings Inc.	United States	5,329	(307,750)
United Parcel Service Inc., B	United States	3,016	(366,293)

			(867,558)

Airlines (0.0)%†
Norwegian Air Shuttle ASA	Norway	7,569	(165,583)
SAS AB	Sweden	102,930	(317,239)

			(482,822)

Auto Components (0.0)%†
Horizon Global Corp.	United States	14,624	(206,198)

50	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares	Value
[w] Securities Sold Short (continued)
Common Stocks (continued)
Automobiles (0.2)%
Ford Motor Co.	United States	20,319	$(254,394)
Tesla Inc.	United States	7,467	(2,306,183)

			(2,560,577)

Beverages (0.0)%†
The Boston Beer Co. Inc., A	United States	993	(178,591)

Biotechnology (0.4)%
Amicus Therapeutics Inc.	United States	147,886	(2,058,573)
BioMarin Pharmaceutical Inc.	United States	3,654	(313,513)
Flexion Therapeutics Inc.	United States	5,467	(141,650)
Intercept Pharmaceuticals Inc.	United States	396	(24,318)
Neurocrine Biosciences Inc.	United States	5,094	(366,208)
PDL BioPharma Inc.	United States	102,662	(298,746)
Radius Health Inc.	United States	10,353	(293,094)
Sarepta Therapeutics Inc.	United States	5,038	(280,466)

			(3,776,568)

Capital Markets (0.1)%
Ares Capital Corp.	United States	9,082	(147,310)
Cowen Inc., A	United States	11,294	(168,280)
Hercules Capital Inc.	United States	3,162	(42,466)
TCP Capital Corp.	United States	4,102	(65,017)
Virtus Investment Partners Inc.	United States	3,573	(428,939)

			(852,012)

Chemicals (0.2)%
Eastman Chemical Co.	United States	3,350	(309,439)
HB Fuller Co.	United States	5,077	(287,206)
Kansai Paint Co. Ltd.	Japan	4,200	(110,052)
LyondellBasell Industries NV, A	United States	4,537	(475,024)
Methanex Corp.	Canada	8,902	(474,032)
Mitsubishi Chemical Holdings Corp.	Japan	13,000	(140,459)
Yara International ASA	Norway	7,363	(327,374)

			(2,123,586)

Commercial Services & Supplies (0.0)%†
Ritchie Bros Auctioneers Inc.	Canada	5,894	(156,191)

Communications Equipment (0.1)%
Calamp Corp.	United States	9,608	(219,543)
InterDigital Inc.	United States	2,038	(155,092)
Viavi Solutions Inc.	United States	13,285	(124,480)

			(499,115)

Construction & Engineering (0.1)%
Dycom Industries Inc.	United States	183	(19,648)
Mirait Holdings Corp.	Japan	9,400	(125,534)
Valmont Industries Inc.	United States	3,936	(680,141)

			(825,323)

Construction Materials (0.0)%†
Cemex SAB de CV, ADR	Mexico	28,806	(218,638)

franklintempleton.com	Semiannual Report	51

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares	Value
[w] Securities Sold Short (continued)
Common Stocks (continued)
Consumer Finance (0.2)%
Encore Capital Group Inc.	United States	17,930	$(821,194)
Ezcorp Inc., A	United States	59,473	(716,650)
PRA Group Inc.	United States	10,831	(376,919)

			(1,914,763)

Diversified Consumer Services (0.0)%†
Carriage Services Inc., A	United States	16,253	(416,402)

Diversified Financial Services (0.0)%†
Element Fleet Management Corp., Common Subscription Receipt	Canada	16,759	(126,392)

Diversified Telecommunication Services (0.3)%
AT&T Inc.	United States	72,331	(2,631,402)
Iridium Communications Inc.	United States	34,298	(423,580)

			(3,054,982)

Electric Utilities (0.0)%†
Kyushu Electric Power Co. Inc.	Japan	25,500	(290,697)

Electrical Equipment (0.1)%
Eaton Corp. PLC	United States	5,495	(427,401)
Regal Beloit Corp.	United States	13,511	(1,039,672)

			(1,467,073)

Electronic Equipment, Instruments & Components (0.6)%
II-VI Inc.	United States	10,971	(520,026)
Knowles Corp.	United States	28,263	(446,273)
Littelfuse Inc.	United States	2,626	(532,815)
OSI Systems Inc.	United States	2,117	(183,459)
Vishay Intertechnology Inc.	United States	232,240	(5,086,056)

			(6,768,629)

Energy Equipment & Services (0.1)%
Transocean Ltd.	United States	87,934	(891,651)

Equity Real Estate Investment Trusts (REITs) (0.6)%
American Homes 4 Rent, A	United States	41,677	(895,222)
Colony Northstar Inc., A	United States	8,728	(106,394)
Empire State Realty Trust Inc., A	United States	53,709	(1,090,293)
Forest City Realty Trust Inc., A	United States	61,326	(1,468,758)
Host Hotels & Resorts Inc.	United States	22,598	(447,214)
Invitation Homes Inc.	United States	67,190	(1,582,332)
iStar Inc.	United States	21,712	(249,688)
Ryman Hospitality Properties Inc.	United States	5,870	(407,847)

			(6,247,748)

Food & Staples Retailing (0.1)%
Casey’s General Stores Inc.	United States	4,841	(584,551)
CVS Health Corp.	United States	2,895	(221,757)
SUPERVALU Inc.	United States	11,643	(212,834)

			(1,019,142)

Health Care Equipment & Supplies (0.5)%
Becton Dickinson and Co.	United States	7,296	(1,665,020)
DexCom Inc.	United States	1,066	(62,287)

52	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares	Value
[w] Securities Sold Short (continued)
Common Stocks (continued)
Health Care Equipment & Supplies (continued)
Insulet Corp.	United States	3,984	$(285,772)
Invacare Corp.	United States	37,566	(659,283)
Nipro Corp.	Japan	14,600	(210,675)
Quidel Corp.	United States	26,791	(1,017,790)
Wright Medical Group NV	United States	43,227	(1,050,848)

			(4,951,675)

Health Care Providers & Services (0.0)%†
Teladoc Inc.	United States	4,206	(156,043)

Health Care Technology (0.0)%†
Allscripts Healthcare Solutions Inc.	United States	16,288	(232,918)

Hotels, Restaurants & Leisure (0.2)%
The Cheesecake Factory Inc.	United States	8,866	(434,789)
Marriott Vacations Worldwide Corp.	United States	2,730	(366,503)
Wyndham Worldwide Corp.	United States	11,527	(1,295,519)

			(2,096,811)

Household Durables (0.3)%
Lennar Corp., A	United States	33,147	(2,080,969)
Lennar Corp., B	United States	663	(34,025)
Meritage Homes Corp.	United States	11,602	(637,530)
Newell Brands Inc.	United States	5,302	(164,203)
PulteGroup Inc.	United States	13,833	(472,120)
Whirlpool Corp.	United States	993	(167,390)

			(3,556,237)

Independent Power & Renewable Electricity Producers (0.0)%†
Pattern Energy Group Inc., A	United States	3,049	(68,724)

Insurance (0.0)%†
AmTrust Financial Services Inc.	United States	4,040	(38,946)
HCI Group Inc.	United States	1,565	(47,059)

			(86,005)

Internet & Direct Marketing Retail (0.2)%
Liberty Ventures, A	United States	23,768	(1,326,492)
The Priceline Group Inc.	United States	340	(591,501)
Wayfair Inc., A	United States	3,123	(218,579)

			(2,136,572)

Internet Software & Services (0.7)%
Alibaba Group Holding Ltd., ADR	China	8,842	(1,565,741)
Altaba Inc.	United States	58,661	(4,109,790)
Carbonite Inc.	United States	16,441	(395,406)
IAC/InterActiveCorp.	United States	3,677	(467,972)
Quotient Technology Inc.	United States	16,887	(200,955)
Weibo Corp., ADR	China	1,826	(198,230)
Zillow Group Inc., C	United States	3,991	(163,791)

			(7,101,885)

franklintempleton.com	Semiannual Report	53

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares	Value
[w] Securities Sold Short (continued)
Common Stocks (continued)
IT Services (0.0)%†
Euronet Worldwide Inc.	United States	1,037	$(94,730)
Square Inc., A	United States	5,451	(213,788)

			(308,518)

Leisure Products (0.1)%
Polaris Industries Inc.	United States	4,425	(562,019)

Life Sciences Tools & Services (0.0)%†
Fluidigm Corp.	United States	3,755	(22,342)

Machinery (0.3)%
Chart Industries Inc.	United States	2,765	(134,600)
CNH Industrial NV	United Kingdom	19,729	(256,477)
Flowserve Corp.	United States	14,487	(616,856)
The Greenbrier Cos. Inc.	United States	3,479	(173,950)
Navistar International Corp.	United States	4,685	(190,726)
SKF AB, B	Sweden	6,664	(150,620)
The Timken Co.	United States	8,715	(434,878)
Trinity Industries Inc.	United States	19,138	(682,270)
Volvo AB, B	Sweden	8,405	(159,848)

			(2,800,225)

Marine (0.0)%†
Kirby Corp.	United States	5,912	(397,878)

Media (0.4)%
AMC Networks Inc., A	United States	6,100	(314,394)
Discovery Communications Inc., C	United States	47,341	(855,925)
DISH Network Corp., A	United States	3,147	(159,396)
Liberty Media Corp., C	United States	34,673	(1,262,097)
Sinclair Broadcast Group Inc., A	United States	17,088	(581,846)
World Wrestling Entertainment Inc., A	United States	50,832	(1,448,204)

			(4,621,862)

Metals & Mining (0.1)%
AK Steel Holding Corp.	United States	115,377	(561,886)
Kaiser Aluminum Corp.	United States	1,814	(175,704)

			(737,590)

Mortgage Real Estate Investment Trusts (REITs) (0.2)%
Apollo Commercial Real Estate Finance Inc.	United States	33,181	(618,826)
Arbor Realty Trust Inc.	United States	15,471	(132,741)
Blackstone Mortgage Trust Inc., A	United States	3,245	(106,176)
Hannon Armstrong Sustainable Infrastructure Capital Inc.	United States	1,913	(45,472)
Redwood Trust Inc.	United States	29,988	(450,420)
Starwood Property Trust Inc.	United States	4,860	(105,365)
Two Harbors Investment Corp.	United States	21,835	(349,360)

			(1,808,360)

Oil, Gas & Consumable Fuels (0.2)%
Aegean Marine Petroleum Network Inc.	Greece	30,536	(122,144)
Green Plains Inc.	United States	54,941	(925,756)
WPX Energy Inc.	United States	42,025	(532,457)

			(1,580,357)

54	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares	Value
[w] Securities Sold Short (continued)
Common Stocks (continued)
Paper & Forest Products (0.1)%
Domtar Corp.	United States	9,371	$(451,870)
Louisiana-Pacific Corp.	United States	17,245	(476,134)

			(928,004)

Personal Products (0.0)%†
Herbalife Ltd.	United States	1,445	(101,352)

Pharmaceuticals (0.1)%
Dermira Inc.	United States	9,732	(249,139)
Impax Laboratories Inc.	United States	184	(3,064)
Innoviva Inc.	United States	59,259	(777,478)
The Medicines Co.	United States	3,124	(90,596)
Pacira Pharmaceuticals Inc.	United States	2,246	(103,765)
Sucampo Pharmaceuticals Inc., A	United States	26,261	(333,515)

			(1,557,557)

Professional Services (0.1)%
51job Inc., ADR	China	16,156	(928,970)

Road & Rail (0.0)%†
Canadian National Railway Co.	Canada	2,199	(171,478)
Schneider National Inc., B	United States	6,162	(161,629)

			(333,107)

Semiconductors & Semiconductor Equipment (0.3)%
Cypress Semiconductor Corp.	United States	35,835	(573,718)
Inphi Corp.	United States	5,774	(237,138)
Marvell Technology Group Ltd.	Bermuda	17,845	(398,657)
Microchip Technology Inc.	United States	18,258	(1,588,264)
Micron Technology Inc.	United States	3,831	(162,396)
ON Semiconductor Corp.	United States	1,842	(36,988)
Rambus Inc.	United States	12,085	(178,858)
Silicon Laboratories Inc.	United States	552	(50,287)
Teradyne Inc.	United States	2,488	(100,689)

			(3,326,995)

Software (0.4)%
Bottomline Technologies de Inc.	United States	1,841	(61,361)
Everbridge Inc.	United States	6,777	(179,590)
HubSpot Inc.	United States	1,770	(143,282)
Intuit Inc.	United States	1,242	(195,267)
Nuance Communications Inc.	United States	3,876	(60,233)
ServiceNow Inc.	United States	6,888	(847,224)
Silver Spring Networks Inc.	United States	4,133	(66,417)
TiVo Corp.	United States	1,477	(26,291)
VMware Inc., A	United States	22,180	(2,664,040)
Workday Inc., A	United States	1,798	(185,194)

			(4,428,899)

Specialty Retail (0.1)%
Asbury Automotive Group Inc.	United States	7,536	(495,869)
Monro Inc.	United States	3,936	(198,571)
Penske Automotive Group Inc.	United States	10,863	(525,335)

			(1,219,775)

franklintempleton.com	Semiannual Report	55

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares	Value
[w]Securities Sold Short (continued)
Common Stocks (continued)
Textiles, Apparel & Luxury Goods (0.1)%
Ralph Lauren Corp., A	United States	4,877	$(464,047)
Under Armour Inc., A	United States	8,490	(112,832)

			(576,879)

Tobacco (0.1)%
Japan Tobacco Inc.	Japan	15,998	(528,789)

Trading Companies & Distributors (0.0)%†
Kaman Corp.	United States	8,075	(481,755)

Total Common Stocks (Proceeds $79,438,675)			83,812,841

Exchange Traded Funds (10.2)%
Consumer Discretionary Select Sector SPDR Fund	United States	21,503	(2,078,265)
ETFMG Prime Cyber Security ETF	United States	97,826	(3,072,715)
Health Care Select Sector SPDR Fund	United States	19,200	(1,602,624)
iShares Core S&P Small-Cap ETF	United States	43,594	(3,377,663)
iShares Edge MSCI USA Momentum Factor ETF	United States	29,951	(3,094,238)
iShares Global Consumer Discretionary ETF	United States	9,816	(1,056,496)
iShares MSCI South Korea Capped ETF	South Korea	32,141	(2,415,396)
iShares NASDAQ Biotechnology ETF	United States	4,972	(1,569,959)
iShares North American Tech ETF	United States	37,749	(6,375,806)
iShares North American Tech-Multimedia Networking ETF	United States	52,864	(2,581,878)
iShares North American Tech-Software ETF	United States	24,899	(3,879,264)
iShares PHLX Semiconductor ETF	United States	37,585	(6,485,667)
iShares Russell 2000 Growth ETF	United States	23,642	(4,415,616)
iShares Russell Mid-Cap Growth ETF	United States	12,019	(1,445,045)
iShares S&P Small-Cap 600 Growth ETF	United States	10,237	(1,759,740)
iShares STOXX Europe 600 UCITS ETF	Germany	21,225	(962,522)
iShares US Technology ETF	United States	24,690	(4,024,470)
PowerShares NASDAQ Internet Portfolio	United States	21,508	(2,444,599)
PowerShares QQQ Series 1 Trust	United States	26,238	(4,070,826)
SPDR S&P 500 ETF Trust	United States	178,684	(47,353,046)
SPDR S&P MidCap 400 ETF Trust	United States	5,972	(2,065,775)
Vanguard Small-Cap Growth ETF	United States	28,565	(4,598,394)

Total Exchange Traded Funds (Proceeds $101,335,985)			(110,730,004)

		Principal Amount*

Convertible Bonds and Notes (0.1)%

Communications Equipment (0.1)%
[f] Finisar Corp., senior bond, 144A, 0.50%, 12/15/36	United States	590,000	(545,750)

Internet & Direct Marketing Retail (0.0)%†
The Priceline Group Inc., senior note, 0.90%, 9/15/21	United States	467,000	(530,337)

Software (0.0)%†
Proofpoint Inc., senior note, 0.75%, 6/15/20	United States	400,000	(506,750)

Total Convertible Bonds and Notes (Proceeds $1,549,302)			(1,582,837)

Corporate Bonds and Notes (2.0)%

Automobiles (0.0)%†
[f] Tesla Inc., senior note, 144A, 5.30%, 8/15/25	United States	441,000	(422,677)

56	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value
Securities Sold Short (continued)
Corporate Bonds and Notes (continued)

Chemicals (0.2)%
[f] CVR Partners LP / CVR Nitrogen Finance Corp., senior note, 144A, 9.25%, 6/15/23	United States	2,001,000	$(2,128,564)

Commercial Services & Supplies (0.3)%
[f] Olympus Merger Sub Inc., senior note, 144A, 8.50%, 10/15/25	United States	3,207,000	(3,138,851)

Energy Equipment & Services (0.1)%
[f] Precision Drilling Corp., senior note, 144A, 7.125%, 1/15/26	Canada	797,000	(804,978)

Equity Real Estate Investment Trusts (REITs) (0.0)%†
[f] Rayonier AM Products Inc., senior bond, 144A, 5.50%, 6/01/24	United States	176,000	(174,523)

Food & Staples Retailing (0.2)%
[f] Rite Aid Corp., senior note, 144A, 6.125%, 4/01/23	United States	2,569,000	(2,385,959)

Health Care Providers & Services (0.1)%
[f] West Street Merger Sub Inc., senior note, 144A, 6.375%, 9/01/25	United States	797,000	(808,955)

Hotels, Restaurants & Leisure (0.3)%
[f] CRC Escrow Issuer LLC / CRC Finco Inc., senior note, 144A, 5.25%, 10/15/25	United States	3,770,000	(3,779,425)

Independent Power & Renewable Electricity Producers (0.1)%
Dynegy Inc., senior note, 7.625%, 11/01/24	United States	491,000	(537,031)

Internet Software & Services (0.2)%
[f] Rackspace Hosting Inc., senior note, 144A, 8.625%, 11/15/24	United States	2,240,000	(2,408,000)

Oil, Gas & Consumable Fuels (0.2)%
[f] California Resources Corp., secured note, second lien, 144A, 8.00%, 12/15/22	United States	2,306,000	(1,715,088)

Pharmaceuticals (0.3)%
Mylan NV, senior note, 3.95%, 6/15/26	United States	1,063,000	(1,061,675)
[f] Valeant Pharmaceuticals International Inc., senior bond, 144A, 6.125%, 4/15/25	United States	2,401,000	(2,067,861)

			(3,129,536)

Tobacco (0.0)%†
Alliance One International Inc., senior note, 9.875%, 7/15/21	United States	87,000	(80,366)

Total Corporate Bonds and Notes (Proceeds $21,239,149)			(21,513,953)

U.S. Government and Agency Securities (0.3)%
U.S. Treasury Note,
2.125%, 12/31/22	United States	523,000	(522,203)
2.25%, 8/15/27	United States	2,267,000	(2,231,578)

Total U.S. Government and Agency Securities (Proceeds $2,802,081)			(2,753,781)

Total Securities Sold Short (Proceeds $206,365,192)			$ (220,393,416)

franklintempleton.com	Semiannual Report	57

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

See Abbreviations on page 90.

* The principal/notional amount is stated in U.S. dollars unless otherwise indicated.

† Rounds to less than 0.1% of net assets.

a A portion or all of the security has been segregated as collateral for securities sold short, open swap contracts, open forward exchange contracts, open futures contracts and open written option contracts. At November 30, 2017, the aggregate value of these securities and/or cash pledged amounted to $448,689,871, representing 41.4% of net assets.

b Non-income producing.

c Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

d Fair valued using significant unobservable inputs. See Note 11 regarding fair value measurements.

e A portion or all of the security is held in connection with written option contracts open at period end.

f Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At November 30, 2017, the net value of these securities was $134,079,903, representing 12.4% of net assets.

g Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At November 30, 2017, the aggregate value of these securities was $22,289,195, representing 2.1% of net assets.

h Defaulted security or security for which income has been deemed uncollectible.

i The coupon rate shown represents the rate at period end.

j Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.

k A portion or all of the security purchased on a delayed delivery basis. See Note 1(d).

l Income may be received in additional securities and/or cash.

m Perpetual security with no stated maturity date.

n See Note 1(i) regarding senior floating rate interests.

o See Note 8 regarding unfunded loan commitments.

p Principal amount is stated in 100 Mexican Peso Units.

q The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.

r The rate shown is the annualized seven-day yield at period end.

s A portion or all of the security is owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 1(h).

t See Note 1(c) regarding joint repurchase agreement.

u The security was issued on a discount basis with no stated coupon rate.

v See Note 1(e) regarding written options.

w See Note 1(g) regarding securities sold short.

58	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

At November 30, 2017, the Fund had the following futures contracts outstanding. See Note 1(e).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Commodity Contracts[a]
Aluminum	Long	63	$3,201,975	12/18/17	$ (108,489)
Aluminum	Short	63	3,201,975	12/18/17	48,236
Aluminum	Long	52	2,669,550	3/19/18	(18,310)
Brent Crude Oil	Long	110	6,889,300	12/28/17	71,263
Cocoa	Short	33	667,203	3/14/18	47,216
Coffee	Short	24	1,156,500	3/19/18	(11,261)
Copper	Long	34	5,728,575	12/18/17	(62,280)
Copper	Short	34	5,728,575	12/18/17	(34,044)
Copper	Long	22	3,724,325	3/19/18	(9,386)
Corn	Short	54	960,525	3/14/18	12,691
Cotton	Long	1	36,405	3/07/18	502
Gold 100 Oz	Long	50	6,383,500	2/26/18	(49,931)
Low Sulphur Gas Oil	Long	60	3,348,000	1/11/18	(34,066)
Natural Gas	Short	56	1,694,000	12/27/17	115,593
Natural Gas	Short	3	90,960	1/29/18	943
NY Harbor ULSD	Long	39	3,108,269	12/29/17	(43,375)
RBOB Gasoline	Long	36	2,615,760	12/29/17	(73,064)
RBOB Gasoline	Long	1	73,131	1/31/18	(137)
Silver	Long	2	164,740	3/27/18	(4,639)
Soybean Meal	Short	25	824,500	3/14/18	2,672
Soybean Oil	Long	11	224,796	3/14/18	(3,869)
Sugar	Short	15	253,344	2/28/18	(3,693)
Wheat	Short	53	1,147,450	3/14/18	24,731
WTI Crude Oil	Long	9	516,600	12/19/17	13,990
Zinc	Long	45	3,563,156	12/18/17	18,645
Zinc	Short	45	3,563,156	12/18/17	707
Zinc	Long	33	2,603,081	3/19/18	(2,678)

			64,139,351		(102,033)

Equity Contracts
Amsterdam Index	Short	4	514,283	12/15/17	8,432
CAC 40 10 Euro Index[a]	Short	10	638,866	12/15/17	(10,287)
DAX Index[a]	Long	14	5,437,506	12/15/17	159,223
DJIA Mini E-CBOT Index[a]	Long	5	606,850	12/15/17	62,565
E-Mini Russell 2000 Index[a]	Long	102	7,881,540	12/15/17	60,457
EURO STOXX 50 Index[a]	Long	146	6,209,032	12/15/17	53,946
EURO STOXX 50 Index	Short	284	12,077,842	12/15/17	(182,867)
FTSE 100 Index[a]	Long	52	5,154,078	12/15/17	(22,071)
FTSE 100 Index	Short	105	10,407,273	12/15/17	36,030
Hang Seng Index[a]	Long	33	6,194,036	12/28/17	(120,261)
Nasdaq 100 E-Mini Index[a]	Long	17	2,165,460	12/15/17	93,582
Nikkei 225 Index[a]	Long	9	1,820,072	12/07/17	281,692
S&P 500 E-Mini Index[a]	Long	114	15,093,030	12/15/17	898,499
S&P 500 E-Mini Index	Short	61	8,076,095	12/15/17	(472,121)
STOXX 600 Bank Index	Short	165	1,793,051	12/15/17	30
TOPIX Index[a]	Long	40	6,386,779	12/07/17	781,660

			90,455,793		1,628,509

Interest Rate Contracts
3 Month Euribor[a]	Long	375	111,876,012	12/17/18	26,031
3 Month Euribor[a]	Long	8	2,383,594	6/17/19	(216)
90 Day Eurodollar[a]	Short	751	183,854,187	12/17/18	255,191
90 Day Eurodollar[a]	Short	16	3,912,800	6/17/19	2,694
90 Day Sterling[a]	Long	105	17,590,407	12/19/18	(24,362)

franklintempleton.com	Semiannual Report	59

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Futures Contracts (continued)

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Interest Rate Contracts (continued)
Australian 10 Yr. Bond[a]	Short	2	$197,766	12/15/17	$(1,869)
Canada 10 Yr. Bond[a]	Short	47	4,979,964	3/20/18	450
Euro BOBL	Short	16	2,504,475	12/07/17	3,019
Euro-BOBL	Short	12	1,887,212	3/08/18	4,095
Euro-Bund	Short	30	5,810,321	12/07/17	(17,423)
Euro-Buxl 30 Yr. Bond	Short	9	1,790,445	12/07/17	570
Long Gilt	Short	15	2,507,337	3/27/18	15,831
U.S. Treasury 2 Yr. Note	Long	108	23,155,875	3/29/18	(5,006)
U.S. Treasury 5 Yr. Note	Short	21	2,448,141	12/29/17	45,757
U.S. Treasury 5 Yr. Note	Short	53	6,166,219	3/29/18	24,206
U.S. Treasury 10 Yr. Note	Long	3	372,141	3/20/18	(2,189)
U.S. Treasury 10 Yr. Note	Short	77	9,551,609	3/20/18	58,277
U.S. Treasury Ultra 10 Yr. Note	Short	80	10,653,750	3/20/18	23,487
U.S. Treasury Ultra Bond	Short	16	2,638,000	3/20/18	11,655

			394,280,255		420,198

Total Futures Contracts					$1,946,674

*As of period end.

aA portion or all of the contracts are owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 1(h).

At November 30, 2017, the Fund had the following forward exchange contracts outstanding. See Note 1(e).

Forward Exchange Contracts

Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Brazilian Real	JPHQ	Buy	3,623,261	1,108,234		12/04/17	$—	$(1,863)
Brazilian Real	JPHQ	Sell	3,623,261	1,102,080		12/04/17	—	(4,291)
Brazilian Real	MSCS	Buy	3,125,000	970,859		12/04/17	—	(16,633)
Brazilian Real	MSCS	Sell	3,125,000	957,444		12/04/17	3,218	—
Euro	MSCO	Sell	7,301	8,678		12/04/17	—	(15)
Norwegian Krone	MSCO	Sell	36,165	4,351		12/04/17	3	—
Swedish Krona	MSCO	Sell	47,634	5,685		12/04/17	—	(8)
Euro	MSCS	Buy	777,480	917,249		12/05/17	8,495	—
Euro	MSCS	Sell	730,000	870,715		12/05/17	1,505	—
Euro	UBSW	Sell	730,000	669,381	GBP	12/05/17	36,262	—
Euro	UBSW	Sell	709,414	2,975,000	TRY	12/05/17	669	(86,865)
Russian Ruble	MSCS	Buy	50,065,000	854,060		12/05/17	1,529	—
Russian Ruble	MSCS	Sell	50,065,000	829,083		12/05/17	—	(26,506)
Turkish Lira	UBSW	Sell	2,975,000	661,935	EUR	12/05/17	29,662	—
Euro	DBAB	Sell	730,000	15,722,813	MXN	12/06/17	1,083	(27,564)
Mexican Peso	MSCS	Buy	19,205,000	1,004,708		12/06/17	24,744	—
Polish Zloty	MSCS	Buy	3,040,000	861,967		12/06/17	—	(592)
Polish Zloty	MSCS	Sell	12,715,000	3,506,029		12/06/17	—	(96,730)
British Pound	BOFA	Sell	450,000	590,031		12/11/17	—	(18,851)
Euro	MSCS	Sell	725,000	875,999		12/12/17	12,286	—
Euro	BOFA	Sell	225,000	261,581		12/13/17	—	(6,488)
British Pound	BNYM	Sell	3,547,591	4,686,898		12/15/17	—	(114,121)
Euro	BNYM	Sell	12,230,408	14,420,020		12/15/17	—	(153,714)
Euro	JPHQ	Buy	32,094	27,738		12/15/17	148	—
Euro	JPHQ	Sell	3,977,368	103,676,190	CZK	12/15/17	329,761	(224,526)
Czech Koruna	JPHQ	Sell	103,676,190	3,949,631	EUR	12/15/17	240,250	(378,535)
Swiss Franc	BNYM	Sell	127,093	128,379		12/15/17	—	(1,005)
British Pound	MSCS	Sell	100,000	131,086		12/18/17	—	(4,264)

60	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Forward Exchange Contracts (continued)

Currency	Counterparty[a]	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Indian Rupee	JPHQ	Sell	89,522,129	1,359,589	12/18/17	$—	$ (25,917)
Australian Dollar	DBAB	Buy	20,000	15,164	12/20/17	—	(38)
Australian Dollar	DBAB	Sell	909,000	692,188	12/20/17	4,685	—
Brazilian Real	BOFA	Sell	275,000	83,371	12/20/17	—	(452)
British Pound	BNYM	Buy	217,841	290,617	12/20/17	4,258	—
British Pound	BNYM	Sell	447,993	605,848	12/20/17	176	(743)
British Pound	DBAB	Buy	983,000	1,298,466	12/20/17	32,186	(34)
British Pound	DBAB	Sell	1,585,000	2,119,470	12/20/17	1	(26,036)
Canadian Dollar	BNYM	Sell	2,415,000	1,983,801	12/20/17	111,238	—
Canadian Dollar	DBAB	Buy	4,000	3,196	12/20/17	—	(95)
Canadian Dollar	DBAB	Sell	4,000	3,160	12/20/17	58	—
Chinese Yuan	JPHQ	Sell	9,749,006	1,474,999	12/20/17	2,612	—
Euro	BNYM	Buy	8,000	9,619	12/20/17	—	(83)
Euro	BNYM	Sell	5,099,655	6,064,111	12/20/17	18,622	(33,544)
Euro	DBAB	Buy	3,056,000	3,567,098	12/20/17	75,799	—
Euro	DBAB	Sell	5,785,000	6,855,486	12/20/17	4,346	(44,852)
Euro	JPHQ	Buy	5,041,985	5,994,780	12/20/17	33,790	(18,281)
Euro	JPHQ	Sell	8,786,415	10,542,999	12/20/17	76,812	(7,643)
Indian Rupee	JPHQ	Buy	50,591,630	776,183	12/20/17	6,628	—
Indian Rupee	JPHQ	Sell	50,591,630	782,002	12/20/17	—	(809)
Japanese Yen	BNYM	Sell	256,966,000	2,317,164	12/20/17	31,037	—
Mexican Peso	JPHQ	Buy	88,185,731	4,630,792	12/20/17	92,303	(8,127)
Mexican Peso	JPHQ	Sell	100,601,023	5,509,937	12/20/17	154,649	(23,480)
Russian Ruble	JPHQ	Buy	469,340,023	8,029,408	12/20/17	10,138	(41,464)
Russian Ruble	JPHQ	Sell	518,118,365	8,850,886	12/20/17	34,691	(13,125)
South African Rand	JPHQ	Buy	61,440,070	4,382,197	12/20/17	83,163	(585)
South African Rand	JPHQ	Sell	73,035,715	5,320,504	12/20/17	60,707	(47,619)
South Korean Won	JPHQ	Sell	2,830,115,162	2,513,467	12/20/17	2,731	(90,276)
Swiss Franc	BNYM	Sell	1,942,902	2,019,207	12/20/17	43,076	(2,771)
Turkish Lira	JPHQ	Buy	19,396,436	5,127,495	12/20/17	10,804	(216,877)
Turkish Lira	JPHQ	Sell	19,396,436	5,110,895	12/20/17	190,738	(1,266)
Indonesian Rupiah	JPHQ	Buy	11,139,997,223	822,747	12/21/17	—	(715)
Australian Dollar	BNYM	Sell	60,000	46,428	12/22/17	1,049	—
Australian Dollar[b]	MSCO	Buy	18,382,000	14,628,487	12/22/17	—	(725,787)
Australian Dollar[b]	MSCO	Sell	28,750,000	21,944,837	12/22/17	204,786	(4,182)
British Pound[b]	MSCO	Buy	14,711,000	19,699,994	12/22/17	239,596	(24,580)
British Pound[b]	MSCO	Sell	5,566,000	7,328,526	12/22/17	366	(206,810)
Canadian Dollar	BNYM	Sell	555,100	449,328	12/22/17	18,894	—
Canadian Dollar[b]	MSCO	Buy	21,671,000	17,670,088	12/22/17	—	(866,034)
Canadian Dollar[b]	MSCO	Sell	6,120,000	4,819,659	12/22/17	74,108	—
Euro	BNYM	Sell	3,008,096	3,548,036	12/22/17	—	(38,300)
Euro[b]	MSCO	Buy	16,071,000	19,127,667	12/22/17	93,680	(61,051)
Euro[b]	MSCO	Sell	3,156,000	3,743,579	12/22/17	2,159	(21,250)
Hong Kong Dollar	BNYM	Sell	165,555	21,239	12/22/17	36	—
Japanese Yen[b]	MSCO	Buy	2,275,148,000	20,495,158	12/22/17	18,368	(269,846)
Japanese Yen[b]	MSCO	Sell	3,640,292,000	32,414,991	12/22/17	158,390	(133,781)
Mexican Peso[b]	MSCO	Buy	88,053,000	4,829,401	12/22/17	16,819	(140,072)
Mexican Peso[b]	MSCO	Sell	42,669,000	2,279,156	12/22/17	17,422	(18,786)
New Zealand Dollar[b]	MSCO	Buy	8,464,000	6,114,116	12/22/17	6	(330,842)
New Zealand Dollar[b]	MSCO	Sell	17,314,000	12,002,408	12/22/17	174,451	(2,352)
Singapore Dollar	BNYM	Sell	345,237	254,204	12/22/17	—	(1,815)
Swiss Franc	BNYM	Sell	391,000	393,875	12/22/17	—	(4,448)
Swiss Franc[b]	MSCO	Buy	10,372,000	10,770,577	12/22/17	9,330	(213,640)
Swiss Franc[b]	MSCO	Sell	20,459,000	20,851,761	12/22/17	118,906	(109,344)
Euro	DBAB	Sell	183,000	215,171	12/27/17	—	(3,089)
South African Rand	MSCS	Sell	25,755,000	1,829,515	12/27/17	—	(39,869)
Swedish Krona	MSCS	Buy	13,525,000	1,604,974	12/27/17	14,821	—

franklintempleton.com	Semiannual Report	61

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Forward Exchange Contracts (continued)

Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
British Pound	MSCO	Buy	213,270	281,785		12/28/17	$7,008	$—
British Pound	MSCO	Sell	546,624	720,926		12/28/17	—	(19,268)
Canadian Dollar	MSCO	Buy	1,335,587	1,044,572		12/28/17	—	(8,823)
Canadian Dollar	MSCO	Sell	10,474,441	8,295,093		12/28/17	172,330	(186)
Euro	DBAB	Sell	230,000	271,736		12/28/17	—	(2,601)
Euro	MSCO	Buy	271,140	318,043		12/28/17	5,364	—
Euro	MSCO	Sell	1,591,895	1,883,271		12/28/17	—	(15,490)
Japanese Yen	MSCO	Sell	45,423,541	403,092		12/28/17	790	(2,019)
Norwegian Krone	MSCO	Buy	4,371,726	538,804		12/28/17	—	(12,741)
Swedish Krona	MSCO	Buy	7,440,364	903,459		12/28/17	130	(12,425)
Swedish Krona	MSCO	Sell	2,439,491	291,957		12/28/17	27	(258)
Swiss Franc	MSCO	Buy	182,770	185,123		12/28/17	1,181	—
Swiss Franc	MSCO	Sell	533,380	541,362		12/28/17	607	(2,937)
Euro	BOFA	Sell	3,360,000	3,999,206		12/29/17	—	(8,795)
Norwegian Krone	MSCS	Buy	12,480,000	1,519,378		12/29/17	—	(17,563)
Brazilian Real	MSCS	Sell	3,125,000	967,717		1/02/18	16,602	—
Brazilian Real	JPHQ	Buy	2,751,149	840,302		1/03/18	—	(3,074)
Czech Koruna	JPHQ	Sell	18,995,258	718,701	EUR	1/10/18	81,515	(113,772)
Euro	JPHQ	Sell	714,860	18,995,258	CZK	1/10/18	97,514	(60,672)
Euro	JPHQ	Sell	3,841	4,257		1/10/18	—	(328)
Colombian Peso	MSCS	Sell	780,000,000	259,007		1/30/18	1,831	—
Mexican Peso	MSCO	Buy	8,931,000	458,565		2/28/18	13,162	—
Mexican Peso	MSCO	Sell	20,000,000	1,057,548		2/28/18	1,166	—
Philippine Peso	BOFA	Buy	145,790,000	2,861,433		5/21/18	11,936	—

Total Forward Exchange Contracts							$3,349,213	$(5,264,233)

Net unrealized appreciation (depreciation)								$(1,915,020)

*In U.S. dollars unless otherwise indicated.

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

bA portion or all of the contracts are owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 1(h).

At November 30, 2017, the Fund had the following credit default swap contracts outstanding. See Note 1(e).

Credit Default Swap Contracts

Description	Periodic Payment Rate Received (Paid)	Payment Frequency	Maturity Date	Notional Amount[a]	Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]
Centrally Cleared Swap Contracts

Contracts to Buy Protection[c]

Single Name
Government of Mexico	(1.00%)	Quarterly	12/20/21	1,810,000	$(16,560)	$ 51,249	$ (67,809)
Government of South Africa	(1.00%)	Quarterly	12/20/21	2,644,000	45,088	181,272	(136,184)
Government of South Africa	(1.00%)	Quarterly	6/20/22	1,495,000	40,679	77,628	(36,949)
Government of South Korea	(1.00%)	Quarterly	12/20/21	1,947,567	(37,767)	(56,447)	18,680
Government of South Korea	(1.00%)	Quarterly	12/20/22	262,074	(5,205)	(6,260)	1,055
Government of Turkey	(1.00%)	Quarterly	9/20/20	1,976,000	13,687	157,717	(144,030)
Government of Turkey	(1.00%)	Quarterly	12/20/20	1,723,000	15,784	104,521	(88,737)
Government of Turkey	(1.00%)	Quarterly	12/20/21	429,000	10,436	26,236	(15,800)

Traded Index
CDX.NA.HY.29	(5.00%)	Quarterly	12/20/22	2,350,000	(185,847)	(191,231)	5,384
CDX.NA.IG.29	(1.00%)	Quarterly	12/20/22	850,000	(19,298)	(18,147)	(1,151)

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Credit Default Swap Contracts (continued)

Description	Periodic Payment Rate Received (Paid)	Payment Frequency		Maturity Date	Notional Amount[a]		Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]

Centrally Cleared Swap Contracts (continued)

Contracts to Sell Protection[c,d]

Single Name
Government of Russia	1.00%	Quarterly		9/20/20	2,800,131		$ 25,244	$(339,144)	$364,388	BB+
Government of Russia	1.00%	Quarterly		6/20/21	413,000		1,835	(30,563)	32,398	BB+
Government of Russia	1.00%	Quarterly		12/20/21	374,000		116	(13,889)	14,005	BB+
Government of Turkey	1.00%	Quarterly		12/20/22	952,000		(43,123)	(43,050)	(73)	BB+

Total Centrally Cleared Swap Contracts							$(154,931)	$(100,108)	$ (54,823)

OTC Swap Contracts

Contracts to Buy Protection[c]			Counterparty

Single Name
Enel SpA	(1.00%)	Quarterly	BZWS	12/20/22	900,000	EUR	(24,100)	(15,337)	(8,763)
Government of China	(1.00%)	Quarterly	MSCS	12/20/22	500,000		(11,267)	(9,185)	(2,082)
Government of South Korea	(1.00%)	Quarterly	MSCS	12/20/22	440,000		(9,618)	(5,569)	(4,049)
Government of Turkey	(1.00%)	Quarterly	MSCS	12/20/22	65,605		2,841	3,245	(404)
Government of Turkey	(1.00%)	Quarterly	MSCS	12/20/22	460,000		19,917	16,841	3,076
Government of Turkey	(1.00%)	Quarterly	BOFA	12/20/22	409,395		17,726	20,248	(2,522)
Intesa Sanpaolo SpA	(1.00%)	Quarterly	BZWS	12/20/22	300,000	EUR	(7,319)	(2,990)	(4,329)
iTraxx Asia Ex Japan	(1.00%)	Quarterly	MSCS	12/20/22	945,000		(13,536)	(9,131)	(4,405)

Traded Index
CDX.EM.28	(1.00%)	Quarterly	BOFA	12/20/22	1,140,000		40,204	48,301	(8,097)
CMBX.NA.BBB-.S6	(3.00%)	Monthly	MSCS	5/11/63	51,000		8,075	5,430	2,645
CMBX.NA.BBB-.S6	(3.00%)	Monthly	MSCS	5/11/63	104,000		16,466	15,051	1,415
CMBX.NA.BBB-.S6	(3.00%)	Monthly	MSCS	5/11/63	154,000		24,383	16,065	8,318

Total OTC Swap Contracts							$ 63,772	$ 82,969	$ (19,197)

Total Credit Default Swap Contracts							$ (91,159)	$ (17,139)	$ (74,020)

aIn U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.

bBased on Standard and Poor’s (S&P) Rating for single name swaps.

cPerformance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps and failure to pay or bankruptcy of the underlying securities for traded index swaps.

dThe fund enters contracts to sell protection to create a long credit position.

At November 30, 2017, the Fund had the following cross-currency swap contracts outstanding. See Note 1(e).

Cross-Currency Swap Contracts

Description	Payment Frequency	Counterparty	Maturity Date	Notional Amount		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts
Receive Fixed 10.33%	Quarterly	BOFA	12/20/22	3,781,032	TRY	$ (66,042)
Pay Floating 3 Month USD-LIBOR				1,081,840	USD
Receive Fixed 10.92%	Quarterly	BOFA	12/20/22	1,803,687	TRY	(21,453)
Pay Floating 3 Month USD-LIBOR				493,350	USD
Receive Fixed 10.32%	Quarterly	DBAB	12/20/22	6,448,505	TRY	(113,415)
Pay Floating 3 Month USD-LIBOR				1,861,578	USD

Total Cross-Currency Swap Contracts						$(200,910)

franklintempleton.com	Semiannual Report	63

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

At November 30, 2017, the Fund had the following interest rate swap contracts outstanding. See Note 1(e).

Interest Rate Swap Contracts

Description	Payment Frequency	Maturity Date	Notional Amount*	Value/Unrealized Appreciation (Depreciation)
Centrally Cleared Swap Contracts
Receive Fixed rate 2.07%
Pay Floating rate 3 Month CABA	Semi-Annually	9/20/21	5,360,000 CAD	$25,500
Receive Fixed rate 2.10%
Pay Floating rate 3 Month CABA	Semi-Annually	9/14/21	2,900,000 CAD	16,262
Receive Fixed rate 2.11%
Pay Floating rate 3 Month CABA	Semi-Annually	9/15/21	7,000,000 CAD	42,455
Receive Fixed rate 2.12%
Pay Floating rate 3 Month CABA	Semi-Annually	9/15/21	7,000,000 CAD	43,562
Receive Fixed rate 2.12%
Pay Floating rate 3 Month CABA	Semi-Annually	9/20/21	7,000,000 CAD	44,359
Receive Fixed rate 8.37%
Pay Floating rate BRL-BRLCDI	Annually	1/02/20	5,607,583 BRL	—
Receive Fixed rate 8.38%
Pay Floating rate BRL-BRLCDI	Annually	1/02/20	5,607,583 BRL	—
Receive Fixed rate 8.79%
Pay Floating rate BRL-BRLCDI	Annually	1/04/21	4,073,299 BRL	(13,141)
Receive Fixed rate 9.38%
Pay Floating rate BRL-BRLCDI	Annually	1/04/21	6,883,499 BRL	15,411
Receive Fixed rate 9.94%
Pay Floating rate BRL-BRLCDI	Annually	1/04/21	7,428,212 BRL	47,938
Receive Floating rate 3 Month CABA
Pay Fixed rate 2.35%	Semi-Annually	9/14/27	1,200,000 CAD	(12,422)
Receive Floating rate 3 Month CABA
Pay Fixed rate 2.37%	Semi-Annually	9/15/27	2,800,000 CAD	(31,824)
Receive Floating rate 3 Month CABA
Pay Fixed rate 2.37%	Semi-Annually	9/15/27	2,800,000 CAD	(30,762)
Receive Floating rate 3 Month CABA
Pay Fixed rate 2.39%	Semi-Annually	9/20/27	2,800,000 CAD	(35,961)
Receive Floating rate 3 Month CABA
Pay Fixed rate 2.36%	Semi-Annually	9/20/27	2,290,000 CAD	(25,380)
Receive Floating rate 3 Month USD-LIBOR
Pay Fixed rate 1.41%	Semi-Annually	7/18/26	1,663,200	118,083
Receive Floating rate 6 Month GBP-LIBOR
Pay Fixed rate 1.41%	Semi-Annually	8/04/67	133,000 GBP	3,430
Receive Floating rate 6 Month GBP-LIBOR
Pay Fixed rate 1.60%	Semi-Annually	12/03/46	399,138 GBP	721
Receive Floating rate 6 Month GBP-LIBOR
Pay Fixed rate 1.56%	Semi-Annually	11/29/46	761,018 GBP	10,367
Receive Floating rate 6 Month GBP-LIBOR
Pay Fixed rate 1.37%	Semi-Annually	1/05/67	800,000 GBP	38,675
Receive Floating rate 6 Month GBP-LIBOR
Pay Fixed rate 1.44%	Semi-Annually	1/07/47	688,548 GBP	32,920

Total Interest Rate Swap Contracts				$290,193

*In U.S. dollars unless otherwise indicated.

64	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

At November 30, 2017, the Fund had the following total return swap contracts outstanding. See Note 1(e).

Total Return Swap Contracts

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*	Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts
Equity Contracts - Long[a]
Abertis Infraestructuras SA	1-Day EONIA + 0.65%	Monthly	MSCS	9/04/19	3,290,894 EUR	$ 254,609
Accor SA	1-Month EURIBOR + 0.50%	Monthly	MSCS	1/10/18	832,564 EUR	112,355
Air China Ltd.	1-Day HONIX + 0.95%	Monthly	MSCS	7/09/19	3,887,922 HKD	103,417
Air France-KLM	1-Month EURIBOR + 0.50%	Monthly	MSCS	1/10/18	507,428 EUR	(29,676)
Akzo Nobel NV	1-Day EONIA + 0.65%	Monthly	MSCS	9/04/19	1,480,320 EUR	(28,968)
Aldermore Group PLC	1-Month LIBOR + 0.45%	Monthly	DBAB	7/03/18	374,189 GBP	1,449
Alphabet Inc.	1-Month LIBOR + 0.50%	Monthly	MSCS	9/20/18	1,434,043	359,738
Altaba Inc.	1-Day FEDEF + 0.40%	Monthly	MSCS	12/20/18	2,684,157	2,147,875
Anima Holding SpA	1-Month LIBOR + 0.50%	Monthly	MSCS	4/12/18	50,563 EUR	(3,328)
Antofagasta PLC	1-Month LIBOR + 0.50%	Monthly	MSCS	1/18/18	367,607 GBP	165,877
Barclays PLC	1-Month LIBOR + 0.50%	Monthly	MSCS	4/12/18	795,949 GBP	85,724
BNP Paribas SA	1-Month LIBOR + 0.50%	Monthly	MSCS	4/12/18	2,144,333 EUR	(46,628)
Booker Group PLC	1-Month LIBOR + 0.45%	Monthly	DBAB	7/03/18	2,735,179 GBP	199,497
Booker Group PLC	1-Day SONIA + 0.65%	Monthly	MSCS	9/04/19	1,635,529 GBP	205,726
CalAtlantic Group Inc.	1-Day FEDEF + 0.40%	Monthly	MSCS	12/21/17	1,061,880	89,098
Caterpillar Inc.	1-Month LIBOR + 0.50%	Monthly	MSCS	9/20/18	1,698,492	724,641
CECONOMY AG	1-Day EONIA + 0.65%	Monthly	MSCS	11/02/18	733,714 EUR	167,816
Celesio AG	1-Day EONIA + 0.65%	Monthly	MSCS	11/02/18	2,349,449 EUR	16,645
Christian Dior SE	1-Day EONIA + 0.65%	Monthly	MSCS	9/04/19	570,753 EUR	98,426
Clariant AG	1-Day TOIS + 0.65%	Monthly	MSCS	9/24/19	2,179,290 CHF	203,944
CR Bard Inc.	1-Day FEDEF + 0.40%	Monthly	MSCS	12/21/17	337,492	15,494
Croda International PLC	1-Month LIBOR + 0.50%	Monthly	MSCS	4/12/18	318,543 GBP	9,174
Danone SA	1-Month LIBOR + 0.50%	Monthly	MSCS	4/12/18	3,073,133 EUR	103,787
Delta Air Lines Inc.	1-Month LIBOR + 0.50%	Monthly	MSCS	9/20/18	1,663,191	106,665
easyJet PLC	1-Month LIBOR + 0.50%	Monthly	MSCS	1/18/18	131,085 GBP	19,269
EDP Renovaveis SA	1-Day EONIA + 0.65%	Monthly	MSCS	9/04/19	620,900 EUR	(3,369)
Euler Hermes Group	1-Month LIBOR + 0.45%	Monthly	DBAB	12/03/18	572,805 EUR	1,617
FirstEnergy Corp.	1-Day FEDEF + 0.40%	Monthly	MSCS	12/20/18	2,554,312	5,411
Frontier Communications Corp.	1-Month LIBOR + 0.75%	Monthly	DBAB	6/15/19	178,305	36,427
GKN PLC	1-Day SONIA + 0.65%	Monthly	MSCS	2/06/18	830,467 GBP	(48,428)
Global Logistic Properties Ltd.	1-Month SIBOR + 0.65%	Monthly	MSCS	1/15/19	5,792,198 SGD	102,332
Hikma Pharmaceuticals PLC	1-Month LIBOR + 0.50%	Monthly	MSCS	4/12/18	413,386 GBP	21,156
Iliad SA	1-Month LIBOR + 0.50%	Monthly	MSCS	4/12/18	3,998,301 EUR	(254,620)
International Consolidated Airlines Group SA	1-Month LIBOR + 0.50%	Monthly	MSCS	1/18/18	408,382 GBP	138,675
ITV PLC	1-Month LIBOR + 0.50%	Monthly	MSCS	4/12/18	1,884,515 GBP	49,205
Kering	1-Month EURIBOR + 0.50%	Monthly	MSCS	1/10/18	197,219 EUR	121,058
Knight-Swift Transportation Holdings Inc.	1-Month LIBOR + 0.50%	Monthly	MSCS	9/20/18	1,274,283	509,259
Ladbrokes Coral Group PLC	1-Day SONIA + 0.65%	Monthly	MSCS	2/06/18	221,035 GBP	6,351
LafargeHolcim Ltd.	1-Month LIBOR + 0.50%	Monthly	MSCS	7/26/18	3,498,761 CHF	(178,446)
Las Vegas Sands Corp.	1-Month LIBOR + 0.50%	Monthly	MSCS	9/20/18	1,697,803	246,019
Monster Beverage Corp.	1-Month LIBOR + 0.50%	Monthly	MSCS	9/20/18	960,224	264,391
Nestle SA	1-Month LIBOR + 0.50%	Monthly	MSCS	7/26/18	3,696,418 CHF	36,529
Nets A/S	1-Week CIBOR + 0.65%	Monthly	MSCS	9/23/19	7,728,730 DKK	5,506
NVR Inc.	1-Month LIBOR + 0.50%	Monthly	MSCS	9/20/18	2,876,948	3,322,130
Paysafe Group PLC	1-Day SONIA + 0.65%	Monthly	MSCS	2/06/18	1,442,127 GBP	6,740
Paysafe Group PLC	1-Month LIBOR + 0.45%	Monthly	DBAB	7/03/18	517,469 GBP	(254)
Plastic Omnium SA	1-Month EURIBOR + 0.50%	Monthly	MSCS	1/10/18	668,566 EUR	186,282
Premier Oil PLC	1-Month LIBOR + 0.40%	Monthly	DBAB	1/17/18	22,287 GBP	(15,329)
Premier Oil PLC	1-Month LIBOR + 0.40%	Monthly	DBAB	1/17/18	63,747 GBP	(43,844)
Remy Cointreau SA	1-Month LIBOR + 0.50%	Monthly	MSCS	4/12/18	382,478 EUR	2,229
Rio Tinto PLC	1-Month LIBOR + 0.50%	Monthly	MSCS	1/18/18	612,455 GBP	44,718
Rio Tinto PLC	1-Month LIBOR + 0.50%	Monthly	MSCS	9/20/18	2,955,965	479,377
Rockwell Collins Inc.	1-Day FEDEF + 0.40%	Monthly	MSCS	12/21/17	1,167,138	15,771

franklintempleton.com	Semiannual Report	65

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Long[a] (continued)
RSA Insurance Group PLC	1-Month LIBOR + 0.50%	Monthly	MSCS	4/12/18	1,108,279	GBP	$(4,380)
Sky PLC	1-Day SONIA + 0.65%	Monthly	MSCS	2/06/18	2,267,040	GBP	65,359
Smith & Nephew PLC	1-Month LIBOR + 0.50%	Monthly	MSCS	4/12/18	1,080,814	GBP	(32,335)
Smiths Group PLC	1-Month LIBOR + 0.50%	Monthly	MSCS	4/12/18	1,112,876	GBP	(35,399)
Smurfit Kappa Group PLC	1-Month LIBOR + 0.50%	Monthly	MSCS	1/18/18	742,179	GBP	65,428
Societe Generale SA	1-Month LIBOR + 0.50%	Monthly	MSCS	4/12/18	1,937,461	EUR	(75,248)
Sports Direct International PLC	1-Month LIBOR + 0.50%	Monthly	MSCS	4/12/18	890,398	GBP	(8,774)
Suzuki Motor Corp.	1-Month LIBOR + 0.75%	Monthly	DBAB	11/16/18	73,775,400	JPY	4,496
Take-Two Interactive Software Inc.	1-Month LIBOR + 0.50%	Monthly	MSCS	9/20/18	2,174,144		2,458,146
Tatts Group Ltd.	1-Day RBACR + 0.50%	Monthly	MSCS	9/04/19	1,436,445	AUD	51,431
Tencent Holdings Ltd.	1-Day HONIX + 0.95%	Monthly	MSCS	7/09/19	2,797,440	HKD	49,199
Thyssenkrupp AG	1-Day EONIA + 0.65%	Monthly	MSCS	11/02/18	892,703	EUR	(54,931)
Toshiba Corp.	1-Month LIBOR + 0.55%	Monthly	MSCS	9/26/19	32,037,727	JPY	(38,928)
Tribune Media Co.	1-Day FEDEF + 0.40%	Monthly	MSCS	12/21/17	346,709		13,329
Unilever PLC	1-Day SONIA + 0.65%	Monthly	MSCS	2/06/18	154,918	GBP	(3,883)
Vivendi SA	1-Day EONIA + 0.65%	Monthly	MSCS	10/30/18	1,063,769	EUR	173,464
Vodafone Group PLC	1-Day SONIA + 0.65%	Monthly	MSCS	2/06/18	1,139,583	GBP	46,940
Welltower Inc.	1-Month LIBOR + 0.75%	Monthly	DBAB	6/15/19	370,313		2,408
Worldpay Group PLC	1-Day SONIA + 0.65%	Monthly	MSCS	9/04/19	1,427,866	GBP	65,647
Zodiac Aerospace	1-Month LIBOR + 0.45%	Monthly	DBAB	12/03/18	1,773,268	EUR	6,243

							12,887,731

Equity Contracts - Short[b]
Ablynx NV	1-Month EURIBOR - 3.00%	Monthly	BNPP	11/28/18	254,679	EUR	(6,085)
Adidas AG	1-Day EONIA - 0.35%	Monthly	MSCS	4/12/18	1,569,270	EUR	59,182
Akorn Inc.	1-Day FEDEF - 0.35%	Monthly	MSCS	5/21/19	304,976		5,214
Alibaba Group Holding Ltd.	1-Day FEDEF - 0.35%	Monthly	MSCS	12/20/18	2,257,352		(1,074,870)
Alstria Office REIT-AG	1-Month LIBOR - 0.40%	Monthly	DBAB	7/19/18	3,046,207	EUR	(100,685)
AMAG Pharmaceuticals Inc.	1-Month LIBOR - 0.35%	Monthly	DBAB	6/15/19	449,018		8,061
Apollo Commercial Real Estate Finance Inc.	1-Month LIBOR - 0.35%	Monthly	DBAB	6/15/19	15,560		(362)
ASM Pacific Technology Ltd.	1-Month HIBOR - 0.75%	Monthly	BNPP	4/27/18	14,427,790	HKD	55,912
ASM Pacific Technology Ltd.	1-Month LIBOR - 0.43%	Monthly	DBAB	7/19/18	10,320,420	HKD	139,093
Ayala Land Inc.	1-Month LIBOR - 4.00%	Monthly	BNPP	12/28/17	780,557		20,493
Ayala Land Inc.	1-Month LIBOR - 2.20%	Monthly	DBAB	7/20/18	438,867		(13,271)
BASF SE	1-Day EONIA - 0.40%	Monthly	MSCS	9/04/19	139,364	EUR	(8,291)
BE Semiconductor Industries NV	1-Month EURIBOR - 0.35%	Monthly	BNPP	12/04/18	406,636	EUR	2,860
Becton Dickinson and Co.	1-Day FEDEF - 0.35%	Monthly	MSCS	2/06/19	106,501		(15,293)
Celanese Corp., A	1-Day FEDEF - 0.35%	Monthly	MSCS	2/06/19	169,544		(5,812)
Chugoku Electric Power Co. Inc.	1-Month LIBOR - 0.40%	Monthly	BNPP	8/29/18	5,054,410	JPY	(1,421)
Consumer Discretionary Select Sector SPDR ETF	1-Day FEDEF	Monthly	MSCS	11/08/19	1,993,630		(85,443)
Consumer Staples Select Sector SPDR ETF	1-Day FEDEF - 0.15%	Monthly	MSCS	11/08/19	1,962,791		(108,544)
CP All PCL	1-Month LIBOR - 1.00%	Monthly	DBAB	2/06/18	262,568		(5,627)
Croda International PLC	1-Day SONIA - 0.35%	Monthly	MSCS	2/06/18	143,072	GBP	(17,888)
Ctrip.com International Ltd.	1-Month LIBOR - 0.35%	Monthly	DBAB	6/15/19	2,987,880		(12,738)
DCM Holdings Co. Ltd.	1-Month LIBOR - 0.40%	Monthly	DBAB	11/16/18	138,345,500	JPY	(77,208)
DHT Holdings Inc.	1-Month LIBOR - 0.35%	Monthly	DBAB	6/15/19	368,143		(10,913)
DISH Network Corp.	1-Month LIBOR - 0.35%	Monthly	DBAB	6/15/19	1,157,856		(547)
Eastman Chemical Co.	1-Day FEDEF - 0.35%	Monthly	MSCS	2/06/19	165,699		(8,517)
EDION Corp.	1-Month LIBOR - 3.50%	Monthly	DBAB	11/16/18	106,814,615	JPY	(32,618)
EI Group PLC	1-Month LIBOR - 0.40%	Monthly	DBAB	1/17/18	267,913	GBP	(41,767)
Emergent BioSolutions Inc.	1-Month LIBOR - 0.35%	Monthly	DBAB	6/15/19	3,123,372		(444,494)
ENN Energy Holdings Ltd.	1-Month LIBOR - 0.43%	Monthly	DBAB	7/19/18	280,775	HKD	(478)
ENN Energy Holdings Ltd.	1-Month HIBOR - 0.40%	Monthly	BNPP	8/29/18	1,709,400	HKD	3,039
Envestnet Inc.	1-Month LIBOR - 0.35%	Monthly	DBAB	6/15/19	273,461		14,576
Euronet Worldwide Inc.	1-Month LIBOR - 0.35%	Monthly	DBAB	6/15/19	1,238,277		(69,167)

66	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Short[b] (continued)
Evonik Industries AG	1-Day EONIA - 0.40%	Monthly	MSCS	9/04/19	141,569	EUR	$(5,444)
Fresenius SE & Co. KGaA	1-Month LIBOR - 0.40%	Monthly	DBAB	7/19/18	572,584	EUR	57,430
Fresenius SE & Co. KGaA	1-Month LIBOR - 0.35%	Monthly	BNPP	10/29/18	534,968	EUR	8,372
Frontier Communications Corp.	1-Month LIBOR - 17.00%	Monthly	DBAB	6/15/19	123,103		(34,769)
Golar LNG Ltd.	1-Month LIBOR - 0.35%	Monthly	DBAB	6/15/19	1,132,551		(91,412)
Great Portland Estates PLC	1-Month LIBOR - 0.40%	Monthly	DBAB	1/17/18	339,669	GBP	1,119
Haitian International Holdings Ltd.	1-Month LIBOR - 0.40%	Monthly	DBAB	7/19/18	6,525,000	HKD	71,974
Haitian International Holdings Ltd.	1-Month HIBOR - 0.40%	Monthly	BNPP	9/28/18	1,106,300	HKD	7,073
Hannon Armstrong Sustainable Infrastructure Capital Inc.	1-Month LIBOR - 0.35%	Monthly	DBAB	6/15/19	208,733		(2,873)
Hazama Ando Corp.	1-Month LIBOR - 0.40%	Monthly	BNPP	12/27/18	135,408,800	JPY	(13,747)
HubSpot Inc.	1-Month LIBOR - 0.35%	Monthly	DBAB	6/15/19	411,525		(18,171)
Hurricane Energy PLC	1-Month LIBOR - 0.55%	Monthly	BNPP	11/28/18	143,664		(3,482)
Iberdrola SA	1-Month LIBOR - 0.40%	Monthly	DBAB	7/19/18	2,064,058	EUR	(51,499)
IHH Healthcare Bhd	1-Month LIBOR - 3.11%	Monthly	DBAB	9/20/18	366,014	SGD	(4,305)
Inmarsat PLC	1-Month LIBOR - 0.40%	Monthly	DBAB	4/03/18	80,385		32
Insulet Corp.	1-Month LIBOR - 0.35%	Monthly	DBAB	6/15/19	1,246,456		(61,099)
InterDigital Inc.	1-Month LIBOR - 0.35%	Monthly	DBAB	6/15/19	1,464,554		(103,634)
Invacare Corp.	1-Month LIBOR - 0.35%	Monthly	DBAB	6/15/19	499,815		(4,152)
iShares STOXX Europe 600 UCITS ETF DE	1-Day EONIA - 0.63%	Monthly	MSCS	1/10/18	16,928	EUR	(184)
J Sainsbury PLC	1-Month LIBOR - 0.40%	Monthly	BNPP	12/29/17	304,288	GBP	(15,602)
J Sainsbury PLC	1-Month LIBOR - 0.50%	Monthly	DBAB	1/17/18	14,993	GBP	(741)
j2 Global Inc.	1-Month LIBOR - 0.35%	Monthly	DBAB	6/15/19	1,539,142		(64,545)
Japan Tobacco Inc.	1-Day MUTSCALM - 0.40%	Monthly	MSCS	11/28/19	228,724	JPY	(50)
JD Sports Fashion PLC	1-Day SONIA - 0.30%	Monthly	MSCS	4/12/18	170,493	GBP	12,086
K’s Holdings Corp.	1-Month LIBOR - 0.40%	Monthly	DBAB	11/16/18	306,209,700	JPY	(248,688)
Larsen & Toubro Ltd.	1-Month LIBOR - 2.50%	Monthly	DBAB	3/17/18	174,160		(2,445)
LendingTree Inc.	1-Month LIBOR - 0.35%	Monthly	DBAB	6/15/19	800,700		(88,895)
Lennar Corp., A	1-Day FEDEF - 0.35%	Monthly	MSCS	12/20/18	943,560		(75,291)
Lennar Corp., B	1-Day FEDEF - 0.35%	Monthly	MSCS	12/20/18	15,786		(886)
Liberty Braves Group	1-Month LIBOR - 0.35%	Monthly	DBAB	6/15/19	62,734		(2,821)
Liberty Media Corp.	1-Month LIBOR - 0.35%	Monthly	DBAB	6/15/19	226,351		(1,766)
Liberty Media Corp.-Liberty SiriusXM	1-Month LIBOR - 0.35%	Monthly	DBAB	6/15/19	1,078,649		1,397
Ligand Pharmaceuticals Inc.	1-Month LIBOR - 0.35%	Monthly	DBAB	6/15/19	1,508,602		131,144
Live Nation Entertainment Inc.	1-Month LIBOR - 0.35%	Monthly	DBAB	6/15/19	404,300		(408)
LVMH Moet Hennessy Louis Vuitton SE	1-Day EONIA - 0.40%	Monthly	MSCS	4/12/18	1,729,809	EUR	32,402
LVMH Moet Hennessy Louis Vuitton SE	1-Day EONIA - 0.40%	Monthly	MSCS	10/30/18	559,773	EUR	(63,124)
Marine Harvest ASA	1-Month EURIBOR - 0.65%	Monthly	BNPP	12/31/18	832,386	EUR	11,446
Molina Healthcare Inc.	1-Month LIBOR - 0.35%	Monthly	DBAB	6/15/19	1,818,530		(47,205)
Nagoya Railroad Co. Ltd.	1-Month LIBOR - 0.40%	Monthly	BNPP	12/27/18	180,272,100	JPY	(100,654)
NASDAQ-100 Total Return Index	1-Day FEDEF - 0.15%	Monthly	MSCS	11/08/19	1,979,046		(22,581)
National Grid PLC	1-Month LIBOR - 0.40%	Monthly	BNPP	3/28/18	94,047	GBP	(3,287)
National Health Investors Inc.	1-Month LIBOR - 0.35%	Monthly	DBAB	6/15/19	467,728		(3,351)
Nice Ltd.	1-Month LIBOR - 0.35%	Monthly	DBAB	6/15/19	504,049		(17,649)
Nuance Communications Inc.	1-Month LIBOR - 0.35%	Monthly	DBAB	6/15/19	712,089		(48,523)
Nyrstar NV	1-Month LIBOR - 7.50%	Monthly	DBAB	1/15/18	135,024	EUR	7,617
Nyrstar NV	1-Month EURIBOR - 11.00%	Monthly	BNPP	4/27/18	140,220	EUR	5,976
OCI NV	1-Month LIBOR - 2.00%	Monthly	DBAB	7/19/18	94,326	EUR	(3,330)
Oita Bank Ltd.	1-Month LIBOR - 0.40%	Monthly	DBAB	11/16/18	1,002,960		(16,894)
Pacific Basin Shipping Ltd.	1-Month LIBOR - 1.30%	Monthly	DBAB	7/19/18	1,192,633	HKD	(1,837)
Palo Alto Networks Inc.	1-Month LIBOR - 0.35%	Monthly	DBAB	6/15/19	1,767,109		(81,151)
Pattern Energy Group Inc.	1-Month LIBOR - 0.35%	Monthly	DBAB	6/15/19	74,418		(3,794)
Playtech PLC	1-Month LIBOR - 0.40%	Monthly	DBAB	7/19/18	329,433	EUR	(26,951)
Playtech PLC	1-Month LIBOR - 0.40%	Monthly	BNPP	12/31/18	154,648	EUR	(3,582)
Premier Oil PLC	1-Month LIBOR - 11.50%	Monthly	DBAB	1/17/18	47,785	GBP	647
Premier Oil PLC	1-Month LIBOR - 11.50%	Monthly	DBAB	4/03/18	479,422		(7,877)

franklintempleton.com	Semiannual Report	67

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Short[b] (continued)
Primary Health Properties PLC	1-Month LIBOR - 4.50%	Monthly	DBAB	1/17/18	254,548	GBP	$ (8,981)
Primary Health Properties PLC	1-Month LIBOR - 2.75%	Monthly	BNPP	1/29/18	17,035	GBP	(359)
QIAGEN NV	1-Month LIBOR - 0.35%	Monthly	BNPP	10/29/18	1,366,569		8,563
Red Hat Inc.	1-Month LIBOR - 0.35%	Monthly	DBAB	6/15/19	2,829,039		(66,281)
Richter Gideon Nyrt	1-Month LIBOR - 0.50%	Monthly	BNPP	12/29/17	1,012,419	EUR	40,633
Richter Gideon Nyrt	1-Month LIBOR - 0.40%	Monthly	DBAB	1/17/18	2,187,853	EUR	56,258
S&P 500 Total Return Index	1-Day FEDEF - 0.20%	Monthly	MSCS	11/08/19	1,978,596		(49,417)
Sankyo Co. Ltd.	1-Month LIBOR - 0.40%	Monthly	DBAB	11/16/18	8,388,000	JPY	(5,116)
SAS AB	1-Month LIBOR - 3.50%	Monthly	DBAB	11/05/18	1,179,435	SEK	(9,531)
SAS AB	1-Week STIBOR - 3.25%	Monthly	BNPP	1/02/19	526,856	SEK	(1,511)
Seino Holdings Co. Ltd.	1-Month LIBOR - 0.40%	Monthly	DBAB	11/16/18	25,616,000	JPY	(24,481)
Shionogi & Co. Ltd.	1-Month LIBOR - 0.40%	Monthly	DBAB	11/16/18	86,788,200	JPY	(335)
Ship Finance International Ltd.	1-Month LIBOR - 0.57%	Monthly	DBAB	6/15/19	2,300,201		(87,822)
Sibanye Gold Ltd.	1-Month LIBOR - 1.00%	Monthly	DBAB	12/10/18	714,041		(11,796)
Siliconware Precision Industries Co. Ltd.	1-Month LIBOR - 0.35%	Monthly	DBAB	6/15/19	97,194		(4,790)
Sinclair Broadcast Group Inc.	1-Day FEDEF - 0.35%	Monthly	MSCS	5/21/19	60,254		(8,791)
SKF AB	1-Week STIBOR - 0.50%	Monthly	MSCS	8/20/19	45,806	SEK	(1,041)
Sogefi SpA	1-Month LIBOR - 3.00%	Monthly	DBAB	6/11/18	59,260	EUR	(11,515)
Solvay SA	1-Day EONIA - 0.50%	Monthly	MSCS	11/02/18	135,993	EUR	6,318
St. Modwen Properties PLC	1-Month LIBOR - 0.40%	Monthly	DBAB	1/17/18	8,649	GBP	80
Starwood Property Trust Inc.	1-Month LIBOR - 0.35%	Monthly	DBAB	6/15/19	107,477		(696)
STMicroelectronics NV	1-Month LIBOR - 0.35%	Monthly	BNPP	12/31/18	174,590		10,298
Suzuki Motor Corp.	1-Month LIBOR - 0.40%	Monthly	BNPP	1/29/18	88,156,800	JPY	10,473
Tabcorp Holdings Ltd.	1-Day RBACR - 0.64%	Monthly	MSCS	12/05/17	170,538	AUD	(22,993)
Teijin Ltd.	1-Month LIBOR - 0.40%	Monthly	DBAB	11/16/18	37,916,258	JPY	(10,460)
Tesco PLC	1-Day SONIA - 0.35%	Monthly	MSCS	2/06/18	1,276,145	GBP	(122,307)
Tesco PLC	1-Month LIBOR - 0.40%	Monthly	DBAB	7/03/18	2,083,555	GBP	(157,350)
The Medicines Co.	1-Month LIBOR - 0.35%	Monthly	DBAB	6/15/19	795,118		39,186
Toho Holdings Co. Ltd.	1-Month LIBOR - 0.40%	Monthly	DBAB	11/16/18	53,907,000	JPY	(16,905)
Tohoku Electric Power Co. Inc.	1-Month LIBOR - 0.40%	Monthly	DBAB	11/16/18	4,981,000	JPY	(4,198)
Unilever NV.	1-Day EONIA - 0.35%	Monthly	MSCS	4/12/18	1,422,714	EUR	1,950
Unilever NV.	1-Day SONIA - 0.40%	Monthly	MSCS	9/04/19	158,174	GBP	3,539
United Technologies Corp.	1-Day FEDEF - 0.35%	Monthly	MSCS	2/06/19	252,112		(20,484)
Utilities Select Sector SPDR Fund	1-Day FEDEF - 0.41%	Monthly	MSCS	2/06/19	2,021,659		(39,487)
Utilities Select Sector SPDR Fund	1-Day FEDEF - 0.15%	Monthly	MSCS	11/08/19	1,974,536		(48,689)
Vantiv Inc., Class A	1-Day SONIA - 0.35%	Monthly	MSCS	8/20/19	1,254,879	GBP	(66,554)
Volvo AB	1-Week STIBOR - 0.50%	Monthly	MSCS	8/20/19	50,382	SEK	(890)
Welltower Inc.	1-Month LIBOR - 0.35%	Monthly	DBAB	6/15/19	265,609		1,181
Workday Inc.	1-Month LIBOR - 0.30%	Monthly	BNPP	11/28/18	73,217		7,612
Workday Inc.	1-Month LIBOR - 0.35%	Monthly	DBAB	6/15/19	1,480,573		56,751
Yamada Denki Co. Ltd.	1-Month LIBOR - 0.40%	Monthly	DBAB	11/16/18	196,798,840	JPY	(79,770)
Yamagata Bank Ltd.	1-Month LIBOR - 1.50%	Monthly	DBAB	11/16/18	858,623		4,051
Yamaguchi Financial Group Inc.	1-Month LIBOR - 0.40%	Monthly	DBAB	11/16/18	2,542,439		(66,296)
Yuexiu Transport Infrastructure Ltd.	1-Month LIBOR - 1.88%	Monthly	DBAB	7/19/18	4,298,795	HKD	2,674

							(3,532,872)

Fixed Income Contracts - Long[a]
Ablynx NV	1-Month EURIBOR + 0.80%	Monthly	BNPP	11/28/18	308,602	EUR	2,931
ACS Actividades Finance BV	1-Month LIBOR + 0.90%	Monthly	DBAB	2/09/18	2,287,075	EUR	56,866
Alstria Office REIT-AG	1-Month LIBOR + 0.90%	Monthly	DBAB	6/14/18	3,091,734	EUR	99,644
AMAG Pharmaceuticals Inc.	1-Month LIBOR + 0.75%	Monthly	DBAB	6/15/19	1,338,882		1,276
Apollo Commercial Real Estate Finance Inc.	1-Month LIBOR + 0.75%	Monthly	DBAB	3/15/19	67,041		857
Asia View Ltd.	1-Month LIBOR + 0.90%	Monthly	DBAB	8/20/18	1,100,375		(2,344)
ASM Pacific Technology Ltd.	1-Month HIBOR + 0.90%	Monthly	BNPP	4/27/18	15,229,775	HKD	(31,928)
ASM Pacific Technology Ltd.	1-Month LIBOR + 0.90%	Monthly	DBAB	5/18/18	16,034,667	HKD	(136,115)

68	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Fixed Income Contracts - Long[a] (continued)
AYC Finance Ltd.	1-Month LIBOR + 0.90%	Monthly	DBAB	5/12/18	645,125		$ 12,324
AYC Finance Ltd.	1-Month LIBOR + 1.00%	Monthly	BNPP	11/29/18	1,173,000		(15,087)
Banco Central de la Republica Argentina SA	3-Month LIBOR + 1.25%	Annually	JPHQ	5/16/18	585,290		20,104
Banco Central de la Republica Argentina SA	3-Month LIBOR + 1.25%	Monthly	JPHQ	6/21/18	387,610		8,379
BE Semiconductor Industries NV	1-Month EURIBOR + 0.80%	Monthly	BNPP	12/04/18	525,102	EUR	(2,621)
Carillion Finance White 2015 Ltd.	1-Month LIBOR + 0.90%	Monthly	DBAB	7/19/18	1,276,611	GBP	(950,115)
Chugoku Electric Power Co. Inc.	1-Month LIBOR + 0.75%	Monthly	BNPP	3/23/18	39,998,800	JPY	(4)
Chugoku Electric Power Co. Inc.	1-Month LIBOR + 0.75%	Monthly	BNPP	5/29/18	119,263,680	JPY	(431)
CP Foods Holdings Ltd.	1-Month LIBOR + 0.75%	Monthly	BNPP	1/29/18	219,236		(1,320)
CP Foods Holdings Ltd.	1-Month LIBOR + 0.90%	Monthly	DBAB	8/20/18	645,458		7,823
Ctrip.com International Ltd.	1-Month LIBOR + 0.75%	Monthly	DBAB	5/18/18	2,547,756		9,299
Ctrip.com International Ltd.	1-Month LIBOR + 0.75%	Monthly	DBAB	6/15/19	2,483,325		7,211
Dana Gas Sukuk Ltd.	1-Month LIBOR + 0.90%	Monthly	DBAB	1/17/18	127,715		9,117
DCM Holdings Co. Ltd.	1-Month LIBOR + 0.90%	Monthly	DBAB	11/16/18	255,360,000	JPY	92,931
DHT Holdings Inc.	1-Month LIBOR + 0.75%	Monthly	DBAB	6/15/19	2,157,110		6,211
DISH Network Corp.	1-Month LIBOR + 0.75%	Monthly	DBAB	6/15/19	2,419,292		57,632
EDION Corp.	1-Month LIBOR + 0.90%	Monthly	DBAB	11/16/18	110,800,000	JPY	26,324
Emergent BioSolutions Inc.	1-Month LIBOR + 0.75%	Monthly	DBAB	6/15/19	3,144,024		387,366
ENN Energy Holdings Ltd.	1-Month LIBOR + 0.90%	Monthly	DBAB	2/26/18	299,308		(1,303)
Enterprise Funding Ltd.	1-Month LIBOR + 0.90%	Monthly	DBAB	2/17/18	905,435	GBP	47,227
Envestnet Inc.	1-Month LIBOR + 0.75%	Monthly	DBAB	6/15/19	593,497		(8,815)
Euronet Worldwide Inc.	1-Month LIBOR + 0.75%	Monthly	DBAB	6/15/19	1,697,957		75,834
Fresenius SE & Co. KGaA	1-Month LIBOR + 0.90%	Monthly	DBAB	7/19/18	682,500	EUR	(51,214)
Fresenius SE & Co. KGaA	1-Month EURIBOR + 0.80%	Monthly	BNPP	10/29/18	644,230	EUR	(5,523)
Golar LNG Ltd.	1-Month LIBOR + 0.75%	Monthly	DBAB	6/15/19	3,147,730		103,996
Golden Ocean Group Ltd.	1-Month LIBOR + 0.90%	Monthly	DBAB	10/12/18	964,252		2,866
Great Portland Estates Capital Jersey Ltd.	1-Month LIBOR + 0.90%	Monthly	DBAB	7/19/18	1,510,130	GBP	12,625
Green Plains Inc.	1-Month LIBOR + 1.00%	Monthly	DBAB	10/01/18	290,973		(11,056)
Gulf Keystone Petroleum Ltd.	1-Month LIBOR + 0.90%	Monthly	DBAB	7/19/18	198,577		895
Haitian International Holdings Ltd.	1-Month LIBOR + 0.90%	Monthly	DBAB	5/12/18	2,105,639		(147,851)
Hannon Armstrong Sustainable Infrastructure Capital Inc.	1-Month LIBOR + 0.40%	Monthly	DBAB	6/15/19	746,486		9,804
Hazama Ando Corp.	1-Month LIBOR + 0.75%	Monthly	BNPP	12/27/18	152,331,070	JPY	18,218
HubSpot Inc.	1-Month LIBOR + 0.75%	Monthly	DBAB	6/15/19	777,570		20,358
Hurricane Energy PLC	1-Month LIBOR + 0.80%	Monthly	BNPP	11/28/18	409,845		1,190
Indah Capital Ltd.	1-Month LIBOR + 1.00%	Monthly	DBAB	9/19/18	1,537,500	SGD	7,947
Inmarsat PLC	1-Month LIBOR + 1.00%	Monthly	DBAB	7/02/18	807,856		3,494
Insulet Corp.	1-Month LIBOR + 0.75%	Monthly	DBAB	6/15/19	1,802,903		79,474
InterDigital Inc./PA	1-Month LIBOR + 0.75%	Monthly	DBAB	6/15/19	2,794,742		117,132
Invacare Corp.	1-Month LIBOR + 0.75%	Monthly	DBAB	6/15/19	872,352		8,247
J Sainsbury PLC	1-Month LIBOR + 0.80%	Monthly	BNPP	12/29/17	1,913,312	GBP	2,714
J Sainsbury PLC	1-Month LIBOR + 0.90%	Monthly	DBAB	1/15/18	302,882	GBP	(818)
j2 Global Inc.	1-Month LIBOR + 0.75%	Monthly	DBAB	6/15/19	2,514,881		70,529
K’s Holdings Corp.	1-Month LIBOR + 0.90%	Monthly	DBAB	11/16/18	310,445,940	JPY	221,462
Larsen & Toubro Ltd.	1-Month LIBOR + 1.50%	Monthly	DBAB	2/20/18	659,088		4,919
LendingTree Inc.	1-Month LIBOR + 0.75%	Monthly	DBAB	6/15/19	1,128,035		103,330
Liberty Media Corp.	1-Month LIBOR + 0.75%	Monthly	DBAB	6/15/19	1,806,274		19,000
Ligand Pharmaceuticals Inc.	1-Month LIBOR + 0.75%	Monthly	DBAB	6/15/19	1,582,674		(130,315)
Live Nation Entertainment Inc.	1-Month LIBOR + 0.75%	Monthly	DBAB	5/15/19	523,971		2,454
Magyar Nemzeti Vagyonkezelo ZRT	1-Month EURIBOR + 0.80%	Monthly	BNPP	12/29/17	1,356,222	EUR	(21,661)
Magyar Nemzeti Vagyonkezelo ZRT	1-Month LIBOR + 0.90%	Monthly	DBAB	1/17/18	3,418,724	EUR	(15,987)
Marine Harvest ASA	1-Month EURIBOR + 0.80%	Monthly	BNPP	12/31/18	1,412,742	EUR	(9,125)
Molina Healthcare Inc.	1-Month LIBOR + 0.75%	Monthly	DBAB	6/15/19	1,981,926		50,124
Nagoya Railroad Co. Ltd.	1-Month LIBOR + 0.75%	Monthly	BNPP	12/27/18	196,252,800	JPY	147,068
National Grid North America Inc.	1-Month LIBOR + 0.80%	Monthly	BNPP	3/28/18	1,490,072	GBP	6,429
National Health Investors Inc.	1-Month LIBOR + 0.75%	Monthly	DBAB	6/15/19	814,988		5,272

franklintempleton.com	Semiannual Report	69

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*	Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Fixed Income Contracts - Long[a] (continued)
Nice Systems Inc.	1-Month LIBOR + 0.75%	Monthly	DBAB	6/15/19	770,893	$ 22,220
Nuance Communications Inc.	1-Month LIBOR + 0.75%	Monthly	DBAB	6/15/19	1,568,197	102,395
Nyrstar NV	1-Month LIBOR + 0.90%	Monthly	DBAB	1/15/18	446,386 EUR	(13,046)
Nyrstar NV	1-Month EURIBOR + 0.80%	Monthly	BNPP	4/27/18	872,462 EUR	(1,737)
OCI NV	1-Month LIBOR + 0.90%	Monthly	DBAB	2/09/18	2,386,050 EUR	5,607
Oita Bank Ltd.	1-Month LIBOR + 0.90%	Monthly	DBAB	12/19/17	2,463,875	(65,325)
Palo Alto Networks Inc.	1-Month LIBOR + 0.75%	Monthly	DBAB	6/15/19	2,214,075	98,387
Pattern Energy Group Inc.	1-Month LIBOR + 0.75%	Monthly	DBAB	6/15/19	302,972	4,177
PB Issuer No. 4 Ltd.	1-Month LIBOR + 0.90%	Monthly	DBAB	8/20/18	1,012,097	(5,089)
PHP Finance Jersey Ltd.	1-Month LIBOR + 0.90%	Monthly	DBAB	7/19/18	470,438 GBP	3,826
PT Jersey Ltd.	1-Month LIBOR + 0.90%	Monthly	DBAB	2/19/18	685,927 EUR	19,090
PT Jersey Ltd.	1-Month EURIBOR + 0.80%	Monthly	BNPP	12/31/18	231,897 EUR	2,536
QIAGEN NV	1-Month LIBOR + 0.80%	Monthly	BNPP	10/29/18	1,985,298	(12,334)
Red Hat Inc.	1-Month LIBOR + 0.75%	Monthly	DBAB	6/15/19	2,997,785	69,026
Sacyr SA	1-Month LIBOR + 0.90%	Monthly	DBAB	4/12/18	99,764 EUR	705
Sacyr SA	1-Month EURIBOR + 0.80%	Monthly	BNPP	11/29/18	200,767 EUR	(30)
Sankyo Co. Ltd.	1-Month LIBOR + 0.90%	Monthly	DBAB	11/16/18	110,110,000 JPY	8,222
SAS AB	1-Month LIBOR + 0.90%	Monthly	DBAB	11/05/18	1,137,132 SEK	5,817
SAS AB	1-Week STIBOR + 0.80%	Monthly	BNPP	1/02/19	2,350,481 SEK	2,576
Seino Holdings Co. Ltd.	1-Month LIBOR + 0.90%	Monthly	DBAB	10/01/18	33,450,000 JPY	31,220
Shionogi & Co. Ltd.	1-Month LIBOR + 0.90%	Monthly	DBAB	11/16/18	90,905,580 JPY	(1,655)
Ship Finance International Ltd.	1-Month LIBOR + 0.75%	Monthly	DBAB	2/01/18	1,371,031	31,535
Ship Finance International Ltd.	1-Month LIBOR + 0.75%	Monthly	DBAB	6/15/19	1,825,287	33,835
Sibanye Gold Ltd.	1-Month LIBOR + 1.00%	Monthly	DBAB	12/10/18	1,454,250	12,548
Sogefi SpA	1-Month LIBOR + 0.90%	Monthly	DBAB	6/11/18	204,023 EUR	9,281
St. Modwen Properties Securities Jersey Ltd.	1-Month LIBOR + 0.90%	Monthly	DBAB	7/19/18	301,585 GBP	3,959
Starwood Property Trust Inc.	1-Month LIBOR + 0.75%	Monthly	DBAB	6/15/19	795,405	7,237
STMicroelectronics NV	1-Month LIBOR + 0.80%	Monthly	BNPP	12/28/18	259,955	(9,580)
Suzuki Motor Corp.	1-Month LIBOR + 0.75%	Monthly	BNPP	1/29/18	15,113,080 JPY	(1,565)
Teijin Ltd.	1-Month LIBOR + 0.90%	Monthly	DBAB	11/16/18	62,205,000 JPY	7,813
The Medicines Co.	1-Month LIBOR + 0.75%	Monthly	DBAB	6/15/19	1,511,860	(20,389)
Toho Holdings Co. Ltd.	1-Month LIBOR + 0.90%	Monthly	DBAB	11/16/18	124,850,000 JPY	13,065
Tohoku Electric Power Co. Inc.	1-Month LIBOR + 0.90%	Monthly	DBAB	11/16/18	50,537,500 JPY	(485)
Tohoku Electric Power Co. Inc.	1-Month LIBOR + 0.90%	Monthly	DBAB	11/16/18	209,265,000 JPY	(3,425)
Workday Inc.	1-Month LIBOR + 0.75%	Monthly	BNPP	11/28/18	179,834	(6,743)
Workday Inc.	1-Month LIBOR + 0.75%	Monthly	DBAB	6/15/19	1,940,327	(49,464)
Yamada Denki Co. Ltd.	1-Month LIBOR + 0.90%	Monthly	DBAB	11/16/18	269,636,400 JPY	94,387
Yamagata Bank Ltd.	1-Month LIBOR + 0.90%	Monthly	DBAB	12/19/17	2,803,500	15,139
Yamaguchi Financial Group Inc.	1-Month LIBOR + 0.90%	Monthly	DBAB	12/19/17	3,827,550	107,276

						926,282

Fixed Income Contracts - Short[b]
iBoxx USD Liquid High Yield Index	1-Month LIBOR	Quarterly	JPHQ	12/20/17	3,920,000	(24,293)
iBoxx USD Liquid High Yield Index	1-Month LIBOR	Quarterly	JPHQ	12/20/17	2,815,000	(7,066)
iBoxx USD Liquid High Yield Index	1-Month LIBOR	Quarterly	JPHQ	12/20/17	7,850,000	(51,623)
iBoxx USD Liquid High Yield Index	1-Month LIBOR	Quarterly	JPHQ	12/20/17	3,920,000	(25,036)

						(108,018)

Total Return Swap Contracts						$10,173,123

*In U.S. dollars unless otherwise indicated.

aThe Fund receives the total return on the underlying instrument and pays a variable financing rate.

bThe Fund receives the variable financing rate and pays the total return on the underlying instrument.

See Abbreviations on page 90.

70	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities

November 30, 2017 (unaudited)

Franklin K2 Alternative Strategies Fund

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$864,023,633
Cost - Unaffiliated repurchase agreements	19,665,720

Value - Unaffiliated issuers	$979,441,926
Value - Unaffiliated repurchase agreements	19,665,720
Cash	38,718,917
Foreign currency, at value (cost $425,656)	459,097
Receivables:
Investment securities sold	17,957,327
Capital shares sold	2,256,348
Dividends and interest	3,437,002
Deposits with brokers for:
Securities sold short	208,114,915
Exchange traded options written	117,441
OTC derivative contracts	36,626,844
Futures contracts	7,478,366
Centrally cleared swap contracts	4,574,440
Due from brokers	1,013,562
Variation margin on futures contracts	246,812
Variation margin on centrally cleared swap contracts	4,679
OTC swap contracts (upfront payments $128,357)	125,181
Unrealized appreciation on OTC forward exchange contracts	3,349,213
Unrealized appreciation on OTC swap contracts	17,377,447
Unrealized appreciation on unfunded loan commitments (Note 8)	2,270

Total assets	1,340,967,507

Liabilities:
Payables:
Investment securities purchased	18,211,582
Capital shares redeemed	2,092,090
Management fees	1,511,744
Distribution fees	68,109
Transfer agent fees	112,889
OTC swap contracts (upfront receipts $43,770)	42,212
Options written, at value (premiums received $546,001)	507,956
Securities sold short, at value (proceeds $ 206,365,192)	220,393,416
Due to brokers	2,018,548
Unrealized depreciation on OTC forward exchange contracts	5,264,233
Unrealized depreciation on OTC swap contracts	7,424,431
Accrued expenses and other liabilities	426,719

Total liabilities	258,073,929

Net assets, at value	$1,082,893,578

Net assets consist of:
Paid-in capital	$1,007,491,210
Undistributed net investment income	7,383,698
Net unrealized appreciation (depreciation)	111,694,423
Accumulated net realized gain (loss)	(43,675,753)

Net assets, at value	$1,082,893,578

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED FINANCIAL STATEMENTS

Consolidated Statement of Assets and Liabilities (continued)

November 30, 2017 (unaudited)

Franklin K2 Alternative Strategies Fund

Class A:
Net assets, at value	$118,839,430

Shares outstanding	10,437,763

Net asset value per share[a]	$11.39

Maximum offering price per share (net asset value per share ÷ 94.25%)	$12.07

Class C:
Net assets, at value	$52,524,412

Shares outstanding	4,687,850

Net asset value and maximum offering price per share[a]	$11.20

Class R:
Net assets, at value	$553,009

Shares outstanding	48,501

Net asset value and maximum offering price per share	$11.40

Class R6:
Net assets, at value	$153,281,516

Shares outstanding	13,401,799

Net asset value and maximum offering price per share	$11.44

Advisor Class:
Net assets, at value	$757,695,211

Shares outstanding	66,346,640

Net asset value and maximum offering price per share	$11.42

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

72	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED FINANCIAL STATEMENTS

Consolidated Statement of Operations

for the six months ended November 30, 2017 (unaudited)

Franklin K2 Alternative Strategies Fund

Investment income:
Dividends:
Unaffiliated issuers	$2,631,459
Interest:
Unaffiliated issuers	11,409,430

Total investment income	14,040,889

Expenses:
Management fees (Note 3a)	10,557,257
Distribution fees: (Note 3c)
Class A	149,788
Class C	267,871
Class R	1,476
Transfer agent fees: (Note 3e)
Class A	55,928
Class C	24,989
Class R	275
Class R6	2,495
Advisor Class	330,299
Custodian fees (Note 4)	55,175
Reports to shareholders	33,222
Registration and filing fees	100,632
Professional fees	208,718
Trustees fees and expenses	177,592
Dividends and interest on securities sold short	2,095,493
Other	98,234

Total expenses	14,159,444
Expense reductions (Note 4)	(124,384)
Expenses waived/paid by affiliates (Note 3f)	(1,304,915)

Net expenses	12,730,145

Net investment income	1,310,744

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	27,175,377
Written options	568,678
Foreign currency transactions	312,604
Forward exchange contracts	(5,799,686)
Futures contracts	(11,110,343)
Securities sold short	(14,869,933)
Swap contracts	305,733

Net realized gain (loss)	(3,417,570)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	23,020,752
Translation of other assets and liabilities denominated in foreign currencies	(83,377)
Forward exchange contracts	1,916,940
Written options	(66,351)
Futures contracts	4,613,845
Securities sold short	(7,527,774)
Swap contracts	4,309,067

Net change in unrealized appreciation (depreciation)	26,183,102

Net realized and unrealized gain (loss)	22,765,532

Net increase (decrease) in net assets resulting from operations	$24,076,276

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	73

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED FINANCIAL STATEMENTS

Consolidated Statements of Changes in Net Assets

Franklin K2 Alternative Strategies Fund

	Six Months Ended
	November 30, 2017	Year Ended
	(unaudited)	May 31, 2017
Increase (decrease) in net assets:
Operations:
Net investment income	$ 1,310,744	$ 3,232,356
Net realized gain (loss)	(3,417,570)	26,907,437
Net change in unrealized appreciation (depreciation)	26,183,102	39,080,717

Net increase (decrease) in net assets resulting from operations	24,076,276	69,220,510

Distributions to shareholders from:
Net investment income:
Class A	—	(630,342)
Class R	—	(2,647)
Class R6	—	(2,240,746)
Advisor Class	—	(4,861,190)

Total distributions to shareholders	—	(7,734,925)

Capital share transactions: (Note 2)
Class A	(3,147,091)	(65,872,266)
Class C	(3,932,520)	(18,888,454)
Class R	(56,218)	231,379
Class R6	(115,951,550)	(14,356,196)
Advisor Class	66,351,554	(83,686,963)

Total capital share transactions	(56,735,825)	(182,572,500)

Net increase (decrease) in net assets	(32,659,549)	(121,086,915)
Net assets:
Beginning of period	1,115,553,127	1,236,640,042

End of period	$1,082,893,578	$1,115,553,127

Undistributed net investment income included in net assets:
End of period	$ 7,383,698	$ 6,072,954

74	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Notes to Consolidated Financial Statements

Franklin K2 Alternative Strategies Fund

1. Organization and Significant Accounting Policies

Franklin Alternative Strategies Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of four separate funds and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Franklin K2 Alternative Strategies Fund (Fund) is included in this report. The Fund offers five classes of shares: Class A, Class C, Class R, Class R6 and Advisor Class. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, exchange traded funds, exchange traded notes and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter

(OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.

Certain derivatives are centrally cleared or trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based

franklintempleton.com	Semiannual Report	75

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Franklin K2 Alternative Strategies Fund (continued)

1. Organization and Significant Accounting Policies (continued)

a. Financial Instrument Valuation (continued)

valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Joint Repurchase Agreement

The Fund enters into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund’s custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to

76	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Franklin K2 Alternative Strategies Fund (continued)

market daily to maintain coverage of at least 100%. Repurchase agreements are subject to the terms of Master Repurchase Agreements (MRAs) with approved counterparties (sellers). The MRAs contain various provisions, including but not limited to events of default and maintenance of collateral for repurchase agreements. In the event of default by either the seller or the Fund, certain MRAs may permit the non-defaulting party to net and close-out all transactions, if any, traded under such agreements. The Fund may sell securities it holds as collateral and apply the proceeds towards the repurchase price and any other amounts owed by the seller to the Fund in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the seller. The joint repurchase agreement held by the Fund at period end, as indicated in the Consolidated Statement of Investments, had been entered into on November 30, 2017.

d. Securities Purchased on a Delayed Delivery Basis

The Fund purchases securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

e. Derivative Financial Instruments

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Consolidated Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Consolidated Statement of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

The Fund entered into exchange traded futures contracts primarily to manage and/or gain exposure to commodity price,

franklintempleton.com	Semiannual Report	77

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Franklin K2 Alternative Strategies Fund (continued)

1. Organization and Significant Accounting Policies (continued)

e. Derivative Financial Instruments (continued)

interest rate, certain foreign currencies and equity price risk. A futures contract is an agreement between the Fund and a coun-terparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Consolidated Statement of Assets and Liabilities.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default swaps). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Consolidated Statement of Assets and Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront payments and receipts are reflected in the Consolidated Statement of Assets and Liabilities and represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss in the Consolidated Statement of Operations.

The Fund entered into OTC cross currency swap contracts primarily to manage and/or gain exposure to certain foreign currencies. A cross currency swap is an agreement between the Fund and a counterparty to exchange cash flows (determined using either a fixed or floating rate) based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the opening of the contract. Cross currency swaps may require the exchange of notional amounts at the opening and/or closing of the contract. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized. Upfront payments and receipts, if any, are reflected in the Consolidated Statement of Assets and Liabilities and represent compensating factors between stated terms of the cross currency swap contract and prevailing market conditions (interest rate spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss in the Consolidated Statement of Operations.

The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Consolidated Statement of Assets and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

The Fund entered into OTC total return swap contracts primarily to manage and/or gain exposure to interest rate, equity price and credit risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to exchange a return linked to an underlying instrument for a

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Franklin K2 Alternative Strategies Fund (continued)

floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss.

The Fund purchased or wrote exchange traded and/or OTC option contracts primarily to manage and/or gain exposure to equity price and foreign exchange rate risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.

See Note 9 regarding other derivative information.

f. Exchange Traded Notes

The Fund purchases exchange traded notes. Exchange traded notes are senior, unsecured, unsubordinated debt securities issued by an underwriting bank. Exchange traded notes are designed to provide investors access to the returns of various market benchmarks and intended to replicate the economic effects that would apply had the Fund directly purchased the underlying referenced asset or basket of assets. The risks of exchange traded notes include the credit risk of the issuer, counterparty risk, and the potential inability of the Fund to dispose of the exchange traded note in the normal course of business.

g. Securities Sold Short

The Fund is engaged in selling securities short, which obligates the Fund to replace a borrowed security with the same security at current fair value. The Fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.

The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale to the extent necessary to meet margin requirements until the short position is closed out. A deposit must also be maintained with the Fund’s custodian/counterparty broker consisting of cash and/or securities having a value equal to a specified percentage of the value of the securities sold short. The Fund is obligated to pay fees for borrowing the securities sold short and is required to pay the counterparty any dividends and/or interest due on securities sold short. Such dividends and/or interest and any security borrowing fees are recorded as an expense to the Fund.

h. Investments in K2 Holdings Investment Corp. (K2 Subsidiary)

The Fund invests in certain financial instruments and commodity-linked derivative investments through its investment in the K2 Subsidiary. The K2 Subsidiary is a Cayman Islands exempted company with limited liability, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments and commodity-linked derivative investments consistent with the investment objective of the Fund. At November 30, 2017, the K2 Subsidiary’s investments, as well as any other assets and liabilities of the K2 Subsidiary, are reflected in the Fund’s Consolidated Statement of Investments and Consolidated Statement of Assets and Liabilities. The financial statements have been consolidated and include the accounts of the Fund and the K2 Subsidiary. All inter-company transactions and balances have been eliminated. For tax purposes, the Fund is required to increase its taxable income by its share of the K2 Subsidiary’s income. Net losses incurred by the K2 Subsidiary cannot offset income earned by the Fund and cannot be carried back or forward by the K2 Subsidiary to offset income from prior or future years. At November 30, 2017, the net assets of the K2 Subsidiary were $20,063,004, representing 1.9% of the Fund’s consolidated net assets. The Fund’s investment in the K2 Subsidiary is limited to 25% of consolidated assets.

i. Senior Floating Rate Interests

The Fund invests in senior secured corporate loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Franklin K2 Alternative Strategies Fund (continued)

1. Organization and Significant Accounting Policies (continued)

i. Senior Floating Rate Interests (continued)

excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable, but may be subject to certain restrictions on resale.

j. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of November 30, 2017, the Fund has determined that no tax liability is required in its consolidated financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

k. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income and dividends declared on securities sold short are recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Fund. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the Fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, excluding class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions by class are generally due to differences in class specific expenses.

l. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

m. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Franklin K2 Alternative Strategies Fund (continued)

2. Shares of Beneficial Interest

At November 30, 2017, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended November 30, 2017		Year Ended May 31, 2017

	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	1,531,387	$17,217,662	2,844,434	$30,795,994
Shares issued in reinvestment of distributions	—	—	55,946	603,102
Shares redeemed	(1,810,263)	(20,364,753)	(8,995,275)	(97,271,362)

Net increase (decrease)	(278,876)	$(3,147,091)	(6,094,895)	$(65,872,266)

Class C Shares:
Shares sold	488,782	$5,421,736	930,313	$9,991,199
Shares redeemed	(844,162)	(9,354,256)	(2,694,807)	(28,879,653)

Net increase (decrease)	(355,380)	$(3,932,520)	(1,764,494)	$(18,888,454)

Class R Shares:
Shares sold	6,075	$68,192	23,673	$256,901
Shares issued in reinvestment of distributions	—	—	245	2,647
Shares redeemed	(11,024)	(124,410)	(2,617)	(28,169)

Net increase (decrease)	(4,949)	$(56,218)	21,301	$231,379

Class R6 Shares:
Shares sold	430,798	$4,863,363	819,703	$8,933,673
Shares issued in reinvestment of distributions	—	—	207,304	2,236,814
Shares redeemed	(10,780,782)	(120,814,913)	(2,353,888)	(25,526,683)

Net increase (decrease)	(10,349,984)	$(115,951,550)	(1,326,881)	$(14,356,196)

Advisor Class Shares:
Shares sold	12,897,585	$145,365,285	20,997,587	$228,852,167
Shares issued in reinvestment of distributions	—	—	340,700	3,676,152
Shares redeemed	(7,019,537)	(79,013,731)	(29,140,039)	(316,215,282)

Net increase (decrease)	5,878,048	$66,351,554	(7,801,752)	$(83,686,963)

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
K2/D&S Management Co., L.L.C. (K2 Advisors)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund and K2 Subsidiary pay an investment management fee to K2 Advisors of 1.90% per year of the average daily net assets of the Fund and K2 Subsidiary. Management fees paid by the Fund are reduced on assets invested in the K2 Subsidiary, in an amount not to exceed the management fees paid by the K2 Subsidiary.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Franklin K2 Alternative Strategies Fund (continued)

3. Transactions with Affiliates (continued)

a. Management Fees (continued)

Prior to October 1, 2017, the Fund and K2 Subsidiary paid fees to K2 Advisors of 2.05% per year of the average daily net assets of the Fund and K2 Subsidiary.

Under each subadvisory agreement, the below entities provide subadvisory services to the Fund or K2 Subsidiary. The subadvisory fees are paid by K2 Advisors based on the Fund’s and K2 Subsidiary’s average daily net assets, and is not an additional expense of the Fund or K2 Subsidiary.

Subadvisors
Basso Capital Management, L.P.
Chatham Asset Management, LLC
Chilton Investment Company, LLC
Emso Asset Management Limited
Graham Capital Management, L.P.
Halcyon Arbitrage IC Management LP
Impala Asset Management, LLC
Jennison Associates, LLC
Lazard Asset Management, LLC
Loomis Sayles & Company, L.P.
P. Schoenfeld Asset Management L.P.
Portland Hill Capital LLP
Wellington Management Company, LLP

b. Administrative Fees

Under an agreement with K2 Advisors, FT Services provides administrative services to the Fund and K2 Subsidiary. The fee is paid by K2 Advisors based on the Fund and K2 Subsidiary average daily net assets, and is not an additional expense of the Fund or K2 Subsidiary.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.30%
Class C	1.00%
Class R	0.50%

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Franklin K2 Alternative Strategies Fund (continued)

The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to unaffiliated broker/dealers	$21,316
CDSC retained	$ 2,718

e. Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Effective November 1, 2017, the fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. Prior to November 1, 2017, the fees were account based fees that varied based on fund or account type. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended November 30, 2017, the Fund paid transfer agent fees of $413,986, of which $113,015 was retained by Investor Services.

f. Waiver and Expense Reimbursements

K2 Advisors has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the expenses (excluding distribution fees, acquired fund fees and expenses, and expenses related to securities sold short) for each class of the Fund do not exceed 1.95%, and Class R6 does not exceed 1.85% based on the average net assets of each class (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until September 30, 2018. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end. Prior to October 1, 2017, expenses for Class R6 were limited to 1.86%.

g. Other Affiliated Transactions

At November 30, 2017, the shares of the Fund were owned by the following entities:

		Percentage of Outstanding
	Shares	Shares[a]
Franklin Moderate Allocation Fund	4,757,795	5.0%
Franklin Conservative Allocation Fund	3,022,216	3.2%
Franklin Growth Allocation Fund	2,920,915	3.1%
Franklin NextStep Moderate Fund	27,295	—%[b]
Franklin NextStep Growth Fund	13,226	—%[b]
	10,741,447	11.3%

aInvestment activities of significant shareholders could have a material impact on the Fund.

bRounds to less than 0.1%.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Franklin K2 Alternative Strategies Fund (continued)

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended November 30, 2017, the custodian fees were reduced as noted in the Consolidated Statement of Operations.

5. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At May 31, 2017, the capital loss carryforwards were as follows:

Capital loss carryforwards:
Short term	$15,442,373
Long term	4,135,682

Total capital loss carryforwards	$19,578,055

At November 30, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$701,965,610

Unrealized appreciation	$128,624,804
Unrealized depreciation	(41,786,552)

Net unrealized appreciation (depreciation)	$ 86,838,252

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, swaps, investments in the K2 Subsidiary and wash sales.

6. Investment Transactions

Purchases and sales of investments and securities sold short (excluding short term securities) for the period ended November 30, 2017, aggregated $1,021,297,819 and $1,099,993,318, respectively.

7. Credit Risk and Defaulted Securities

The Fund may purchase the pre-default or defaulted debt of distressed companies. Distressed companies are financially troubled and could be or are already involved in financial restructuring or bankruptcy. Risks associated with purchasing these securities include the possibility that the bankruptcy or other restructuring process takes longer than expected, or that distributions in restructuring are less than anticipated, either or both of which may result in unfavorable consequences to the Fund. If it becomes probable that the income on debt securities, including those of distressed companies, will not be collected, the Fund discontinues accruing income and recognizes an adjustment for uncollectible interest.

At November 30, 2017, the aggregate long value of distressed company securities for which interest recognition has been discontinued was $4,218,173, representing 0.4% of the Fund’s net assets. For information as to specific securities, see the accompanying Consolidated Statement of Investments.

8. Unfunded Loan Commitments

The Fund enters into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily. Funded portions of credit agreements are presented in the Consolidated Statements of Investments.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Franklin K2 Alternative Strategies Fund (continued)

At November 30, 2017, unfunded commitments were as follows:

Unfunded
Borrower	Commitment
Altice Financing SA, Term Loan B, 3.75%, (LIBOR + 2.75%), 1/06/26	$115,000
California Resources Corp., Term Loan L, (LIBOR + 4.75%), 5.75%, 1/03/23	123,000
Duravant LLC, Term Loan, 4.583%, (LIBOR + 3.25%), 7/19/24	2,029
Radiate Holdco LLC, Term Loan B, 4.00%, (LIBOR + 3.00%), 2/01/24	238,387
Weight Watchers International Inc., Term Loan B, 5.75%, (LIBOR + 4.75%), 11/20/24	450,000

$928,416

9. Other Derivative Information

At November 30, 2017, the Fund’s investments in derivative contracts are reflected in the Consolidated Statement of Assets and Liabilities as follows:

	Asset Derivatives			Liability Derivatives

Derivative Contracts Not Accounted for as Hedging Instruments	Consolidated Statement of Assets and Liabilities Location	Fair Value		Consolidated Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Variation margin on futures contracts	$471,263	[a]	Variation margin on futures contracts	$51,065	[a]
	Variation margin on centrally cleared swap contracts	439,683	[a]	Variation margin on centrally cleared swap contracts	149,490	[a]
	Unrealized appreciation on OTC swap contracts	2,660,782		Unrealized depreciation on OTC swap contracts	1,734,500
Foreign exchange contracts	Investments in securities, at value	45,077	[b]
	Unrealized appreciation on OTC forward exchange contracts	3,349,213		Unrealized depreciation on OTC forward exchange contracts	5,264,233
				Unrealized depreciation on OTC swap contracts	200,910
Credit contracts	Variation margin on centrally cleared swap contracts	435,910	[a]	Variation margin on centrally cleared swap contracts	490,733	[a]
	OTC swap contracts (upfront payments)	125,181		OTC swap contracts (upfront receipts)	42,212
	Unrealized appreciation on OTC swap contracts	15,454		Unrealized depreciation on OTC swap contracts	142,669
Equity contracts	Investments in securities, at value	2,599,344	[b]	Options written, at value	507,956
	Variation margin on futures contracts	2,436,116	[a]	Variation margin on futures contracts	807,607	[a]
	Unrealized appreciation on OTC swap contracts	14,701,211		Unrealized depreciation on OTC swap contracts	5,346,352
Commodity contracts	Variation margin on futures contracts	357,189	[a]	Variation margin on futures contracts	459,222	[a]

Totals		$27,636,423			$15,196,949

a This amount reflects the cumulative appreciation (depreciation) of futures contracts and centrally cleared swap contracts as reported in the Consolidated Statement of Investments. Only the variation margin receivable/payable at period end is separately reported within the Consolidated Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

b Purchased option contracts are included in investments in securities, at value in the Consolidated Statement of Assets and Liabilities.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Franklin K2 Alternative Strategies Fund (continued)

9. Other Derivative Information (continued)

For the period ended November 30, 2017, the effect of derivative contracts in the Fund’s Consolidated Statement of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Consolidated Statement of Operations Location	Net Realized Gain (Loss) for the Period	Consolidated Statement of Operations Location	Net Change in Unrealized Appreciation (Depreciation) for the Period

	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Interest rate contracts	Futures contracts	$ (1,997,957)	Futures contracts	$ 59,097
	Swap contracts	3,289,908	Swap contracts	1,778,885
Foreign exchange contracts	Investments	(91,838)[a]	Investments	55,105 [a]
	Forward exchange contracts	(5,799,686)	Forward exchange contracts	1,916,940
	Swap contracts	(16,839)	Swap contracts	(246,852)
Credit contracts	Swap contracts	(893,938)	Swap contracts	361,633
Equity contracts	Investments	(4,337,077)[a]	Investments	(22,388)[a]
	Written options	568,678	Written options	(66,351)
	Futures contracts	(9,472,175)	Futures contracts	4,832,216
	Swap contracts	(2,073,398)	Swap contracts	2,415,401
Commodity contracts	Futures contracts	359,789	Futures contracts	(277,468)

Totals		$(20,464,533)		$10,806,218

a Purchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the Consolidated Statement of Operations.

For the period ended November 30, 2017, the average month end notional amount of futures contracts, options and swap contracts represented $652,690,998, $7,731,156 and $449,821,019, respectively. The average month end contract value of forward exchange contracts was $327,057,855.

At November 30, 2017, the Fund’s OTC derivative assets and liabilities are as follows:

	Gross Amounts of Assets and Liabilities Presented in the Consolidated Statement of Assets and Liabilities

	Assets[a]	Liabilities[a]

Derivatives
Forward Exchange Contracts	$3,349,213	$5,264,233
Options Purchased	45,077	—
Swap Contracts	17,502,628	7,466,643

Total	$20,896,918	$12,730,876

a Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Franklin K2 Alternative Strategies Fund (continued)

At November 30, 2017, the Fund’s OTC derivative assets, which may be offset against the Fund’s OTC derivative liabilities and collateral received from the counterparty, are as follows:

		Amounts Not Offset in the Consolidated Statement of Assets and Liabilities

	Gross Amounts of Assets Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments Available for Offset	Financials Instruments Collateral Received	Cash Collateral Received[a]	Net Amount (Not less than zero)

Counterparty
BNPP	$ 376,412	$ (269,419)	$ —	$ —	$ 106,993
BNYM	228,386	(228,386)	—	—	—
BOFA	125,562	(125,562)	—	—	—
BZWS	—	—	—	—	—
DBAB	3,412,203	(3,412,203)	—	—	—
JPHQ	1,537,437	(1,391,263)	—	—	146,174
MSCO	201,768	(74,170)	—	—	127,598
MSCOC	1,128,387	(1,128,387)	—	—	—
MSCS	13,820,170	(2,957,194)	—	—	10,862,976
UBSW	66,593	(66,593)	—	—	—

Total	$20,896,918	$(9,653,177)	$ —	$ —	$11,243,741

At November 30, 2017, the Fund’s OTC derivative liabilities, which may be offset against the Fund’s OTC derivative assets and collateral pledged to the counterparty, are as follows:

		Amounts Not Offset in the Consolidated Statement of Assets and Liabilities

	Gross Amounts of Liabilities Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments Available for Offset	Financials Instruments Collateral Pledged[b]	Cash Collateral Pledged[a]	Net Amount (Not less than zero)

Counterparty
BNPP	$ 269,419	$ (269,419)	$ —	$ —	$ —
BNYM	350,544	(228,386)	—	—	122,158
BOFA	132,700	(125,562)	—	(7,138)	—
BZWS	31,419	—	—	—	31,419
DBAB	4,308,945	(3,412,203)	—	(896,742)	—
JPHQ	1,391,263	(1,391,263)	—	—	—
MSCO	74,170	(74,170)	—	—	—
MSCOC	3,128,357	(1,128,387)	—	(1,999,970)	—
MSCS	2,957,194	(2,957,194)	—	—	—
UBSW	86,865	(66,593)	—	—	20,272

Total	$12,730,876	$(9,653,177)	$ —	$(2,903,850)	$173,849

a In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.

b See the accompanying Consolidated Statement of Investments for securities pledged as collateral for derivatives.

c Represents derivatives owned by the K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 1(h).

See Note 1(e) regarding derivative financial instruments.

See Abbreviations on page 90.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Franklin K2 Alternative Strategies Fund (continued)

10. Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 9, 2018. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Consolidated Statement of Operations. During the period ended November 30, 2017, the Fund did not use the Global Credit Facility.

11. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of November 30, 2017, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total

Assets:
Investments in Securities:[a]
Common Stocks and Other Equity Interests	$428,600,900	$ 404,656	$2,410,988	[b]	$431,416,544
Exchange Traded Funds	660,233	—	—		660,233
Convertible Preferred Stocks	1,317,013	1,505,458	—		2,822,471
Preferred Stocks	739,235	—	3,261,810		4,001,045
Convertible Bonds	—	101,982,237	—		101,982,237
Convertible Bonds in Reorganization	—	9,180	134,040		143,220
Corporate Bonds and Notes	—	160,417,069	—		160,417,069
Corporate Bonds and Notes in Reorganization	—	4,074,953	—		4,074,953
Senior Floating Rate Interests	—	8,480,302	—		8,480,302
Foreign Government and Agency Securities	—	21,695,225	—		21,695,225
Asset-Backed Securities and Commercial Mortgage-Backed Securities	—	24,038,402	—		24,038,402
Options Purchased	2,599,344	45,077	—		2,644,421
Short Term Investments	217,065,804	19,665,720	—		236,731,524

Total Investments in Securities	$650,982,529	$342,318,279	$5,806,838		$999,107,646

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Franklin K2 Alternative Strategies Fund (continued)

	Level 1	Level 2	Level 3	Total

Assets: (continued)
Other Financial Instruments:
Futures Contracts	$3,264,568	$—	$ —	$3,264,568
Forward Exchange Contracts	—	3,349,213	—	3,349,213
Swap Contracts	—	18,134,957	—	18,134,957
Unfunded Loan Commitments	—	2,270	—	2,270

Total Other Financial Instruments	$3,264,568	$21,486,440	$ —	$24,751,008

Liabilities:
Other Financial Instruments:
Options Written	$507,956	$—	$ —	$507,956
Securities Sold Short	194,542,845	25,850,571	—	220,393,416
Futures Contracts	1,317,894	—	—	1,317,894
Forward Exchange Contracts	—	5,264,233	—	5,264,233
Swap Contracts	—	7,946,571	—	7,946,571

Total Other Financial Instruments	$196,368,695	$39,061,375	$ —	$235,430,070

a For detailed categories, see the accompanying Consolidated Statement of Investments.

b Includes securities determined to have no value at November 30, 2017.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.

12. New Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities acquired at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities acquired at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

13. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the consolidated financial statements and determined that no events have occurred that require disclosure.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Franklin K2 Alternative Strategies Fund (continued)

Abbreviations

Counterparty		Currency		Selected Portfolio
BNPP	BNP Paribas	ARS	Argentine Peso	ADR	American Depositary Receipt
BNYM	The Bank of New York Mellon Corp.	AUD	Australian Dollar	ARM	Adjustable Rate Mortgage
BOFA	Bank of America, N.A.	BRL	Brazilian Real	ARPP7DRR	Argentina Central Bank 7 Day Repo
Rate
BZWS	Barclays Bank PLC	CAD	Canadian Dollar	BADLAR	Argentina Deposit Rates Badlar Private
Banks ARS
DBAB	Deutsche Bank A.G.	CHF	Swiss Franc	BRLCDI	Brazil Cetip Di Interbank Deposit Rate
JPHQ	JP Morgan Chase Bank, N.A.	COP	Colombian Peso	CABA	Canada Banker’s Acceptance
MSCO	Morgan Stanley & Co., LLC	CZK	Czech Koruna	CAC	Cotation Assistée en Continu
MSCS	Morgan Stanley Capital Services LLC	DKK	Danish Krone	CIBOR	Copenhagen Interbank Offered Rate
UBSW	UBS AG	EGP	Egyptian Pound	EONIA	Euro OverNight Index Average
		EUR	Euro	ETF	Exchange Traded Fund
Index		GBP	British Pound	EURIBOR	Euro Interbank Offered Rate
CDX.EM	CDX Emerging Markets Index	HKD	Hong Kong Dollar	FEDEF	Federal Funds Effective Rate
CDX.NA.HY	CDX North America High Yield Index	INR	Indian Rupee	FRN	Floating Rate Note
CDX.NA.IG	CDX North America Investment	JPY	Japanese Yen	FTSE	Financial Times Stock Exchange
Grade Index
CMBX.NA	Commercial Mortgage Backed North	MXN	Mexican Peso	HIBOR	Hong Kong Interbank Offer Rate
America Index
		MYR	Malaysian Ringgit	HONIX	Hong Kong Overnight Index Rate
		PHP	Philippine Peso	LIBOR	London InterBank Offered Rate
		PLN	Polish Zloty	MSCI	Morgan Stanley Capital International PLC
		RUB	Russian Ruble	MUTSCALM	Bank of Japan Estimate Unsecured
Overnight Call Rate
		SEK	Swedish Krona	PIK	Payment In-Kind
		SGD	Singapore Dollar	PRIME	United States prime rate
		TRY	Turkish Lira	RBACR	Reserve Bank of Australia Cash Rate
		USD	United States Dollar	REIT	Real Estate Investment Trust
		ZAR	South African Rand	SIBOR	Singapore Interbank Offered Rate
				SONIA	Sterling Overnight Index Average
				SPDR	Standard & Poor’s Depositary Receipt
				STIBOR	Stockholm Interbank Offered Rate
				TOIS	Swiss Tomorrow-Overnight Index Swap
Rate
				TOPIX	Tokyo Price Index
				ULSD	Ultra-Low Sulfur Diesel

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

FRANKLIN K2 ALTERNATIVE STRATEGIES FUND

Shareholder Information

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the US Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Consolidated Statement of Investments

The Trust, on behalf of the Fund, files a complete consolidated statement of investments with the US Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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Semiannual Report and Shareholder Letter Franklin K2 Alternative Strategies Fund
Investment Manager K2/D&S Management Co., L.L.C.
Distributor
Franklin Templeton Distributors, Inc. (800) DIAL BEN® / 342-5236 franklintempleton.com

Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

© 2017-2018 Franklin Templeton Investments. All rights reserved.	068 S 01/18

Semiannual Report and Shareholder Letter November 30, 2017

Franklin Templeton Investments

Gain From Our Perspective®

At Franklin Templeton Investments, we’re dedicated to one goal: delivering exceptional asset management for our clients. By bringing together multiple, world-class investment teams in a single firm, we’re able to offer specialized expertise across styles and asset classes, all supported by the strength and resources of one of the world’s largest asset managers. This has helped us to become a trusted partner to individual and institutional investors across the globe.

Dear Fellow Shareholder:

During the six months ended November 30, 2017, generally upbeat economic data, encouraging corporate earnings and a supportive monetary policy were positives for US securities markets. At its June meeting, the US Federal Reserve (Fed) raised its target range for the federal funds rate 0.25% to 1.00%–1.25% amid signs of a growing US economy. The

10-year US Treasury yield began the period at 2.21% and ended the period at 2.42%. Commodities, as measured by the Bloomberg Commodity Index, posted a +4.04% total return during the six-month period, aided by a weak US dollar and strong global growth.1

A couple of weeks after the end of the reporting period, the Fed raised its target range a quarter point to 1.25%–1.50% amid ongoing labor market strength and rising economic activity in the US. The Fed’s inflation outlook remained essentially the same.

We are committed to our long-term perspective and disciplined investment approach as we conduct a rigorous, fundamental analysis of securities with a regular emphasis on investment risk management.

We believe active, professional investment management serves investors well. We also recognize the important role of financial advisors in today’s markets and encourage investors to continue to seek their advice. Amid changing markets and economic conditions, we are confident investors with a well-diversified portfolio and a patient, long-term outlook should be well positioned for the years ahead.

On the following pages, the Fund’s portfolio management team reviews investment decisions made during the past six months in light of the economic environment and other factors. Please remember all securities markets fluctuate, as do mutual fund share prices.

We thank you for investing with Franklin Templeton, welcome your questions and comments, and look forward to continuing to serve your investment needs.

Sincerely,

Madison S. Gulley, CFA

President and Chief Executive Officer –

Investment Management

Franklin Alternative Strategies Funds

This letter reflects our analysis and opinions as of November 30, 2017, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

CFA® is a trademark owned by CFA Institute.

1. Source: Morningstar.

See www.franklintempletondatasources.com for additional data provider information.

Not FDIC Insured |	May Lose Value |	No Bank Guarantee

franklintempleton.com	Not part of the semiannual report	1

Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

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Semiannual Report

Franklin Pelagos Commodities Strategy Fund

We are pleased to bring you Franklin Pelagos Commodities Strategy Fund’s semiannual report for the period ended November 30, 2017.

Your Fund’s Goal and Main Investments

The Fund seeks long-term total return by providing exposure to the commodities markets. It invests mainly in commodity-linked derivative instruments and securities of the US government, its agencies and instrumentalities and other fixed income securities.

Performance Overview

The Fund’s Class A shares delivered a +4.58% cumulative total return for the six months under review. In comparison, the benchmark Bloomberg Commodity Index, which measures performance of exchange-traded futures contracts on physical commodities, posted a +4.04% total return for the same period.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 7.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

What is a futures contract?

A futures contract is an agreement between the Fund and a counterparty made through a US or foreign futures exchange to buy or sell an underlying instrument or asset at a specific price on a future date.

Economic and Market Overview

The US economy grew during the six months under review. The economy strengthened in 2017’s third quarter compared to the second quarter largely due to growth in consumer spending across goods and services, business and inventory investment, as well as net exports due to lower imports. The manufacturing and services sectors expanded during the period. The unemployment rate declined from 4.3% in May 2017, as reported at the beginning of the six-month period, to 4.1% at period-end.2 Monthly retail sales were volatile but positive on average during the period. Annual inflation, as measured by the Consumer Price Index, increased from 1.9% in May 2017, as reported at the beginning of the period, to 2.2% at period-end.2

At its June meeting, the US Federal Reserve (Fed) raised its target range for the federal funds rate 0.25% to 1.00%–1.25%, amid signs of a growing US economy, strengthening labor market and improving business spending. At its subsequent meetings, the Fed kept its target range unchanged. However, minutes of its October 31–November 1 meeting indicated that the Fed continued to maintain a positive outlook for the US economy and signaled the possibility of a third rate hike in 2017, though concerns about the ongoing softness in inflation remained.

US equity markets rose during the period, benefiting from mostly upbeat economic data and better US corporate earnings. The markets were also supported by investor optimism arising from the US Fed chair’s comments indicating optimism about the US economy and the likelihood of gradual rate hikes. Furthermore, the Senate’s approval of a budget plan in October and its subsequent vote near period-end to begin debate on a tax reform bill raised expectations for reforms and aided equity markets. However, tensions between the US and North Korea and uncertainty surrounding US health care and tax reform plans curbed market sentiment at times. Nevertheless, the broad US stock market, as measured by the Standard & Poor’s® 500 Index, generated a +10.89% total return for the period.1

Commodity prices, as measured by the Bloomberg Commodity Index, delivered a positive return during the period, aided by a weak US dollar and strong global growth. Despite some volatility, oil prices rose, helped by positive global demand trends and geopolitical tensions surrounding the Middle East.

1. Source: Morningstar.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

2. Source: Bureau of Labor Statistics.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Consolidated Statement of Investments (SOI). The Consolidated SOI begins on page 15.

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FRANKLIN PELAGOS COMMODITIES STRATEGY FUND

Oil prices were also aided by the extension of previously agreed-upon supply curtailments through the end of 2018 by the Organization of the Petroleum Exporting Countries (OPEC) and its partners, including Russia. Gold prices rose marginally as concerns surrounding North Korea’s missile program were partially offset by growing expectations for a Fed rate hike in December 2017. Metal prices generally rose, buoyed by favorable global economic conditions. Among agricultural commodities, prices of soybeans and sugar rose, while those of corn and wheat declined.

Investment Strategy

We utilize an actively managed fundamental and quantitative investment process to provide exposure to a variety of commodity sectors and indexes by investing in commodity-linked derivative instruments including commodity-linked total return swaps, commodity futures, commodity index futures and options on commodity futures and commodity index futures, which may provide exposure to foreign and emerging markets. By investing in these derivative instruments, we seek to gain exposure to the returns of real assets that trade in the commodities markets without direct investment in physical commodities. Real assets include such things as industrial and precious metals, gas, oil, livestock, agricultural or meat products and other items.

What is a swap agreement?

A swap agreement, such as a commodity-linked total return swap, is a contract between the Fund and a counterparty to exchange on a future date the returns, or differentials in return, that would have been earned or realized if a notional amount were invested in specific instruments.

What is an option?

An option is a contract to buy or sell a specific financial product known as the option’s underlying instrument at a specific price. The buyer of an option has the right, but not the obligation, to buy or sell the underlying instrument at or until a specified expiration date. Conversely, the seller (“writer”) of an option who opens a transaction is obligated to buy or sell the underlying instrument should the option holder exercise that right.

Manager’s Discussion

During its semiannual period, the Fund obtained its commodities exposure through swaps on commodity indexes and through commodities futures and options on commodities futures. The asset coverage for this exposure was met by the

Portfolio Composition*

11/30/17

% of Consolidated Net Assets
U.S. Treasury Bill	83.5%
FFCB	9.0%
FHLMC	7.7%
Institutional Fiduciary Trust Money Market Portfolio	4.4%
Other Assets, less Liabilities**	-4.6%

See Abbreviations on page 31.

*Portfolio composition figures are stated as a percentage of total and may not equal 100% or may be negative due to rounding, use of any derivatives, unsettled trades or other factors.

**Includes unrealized appreciation/depreciation on open commodity futures and swap contracts, as well as other assets and liabilities. See supplementary commodity exposure tables on page 5 for additional information related to the Fund’s economic exposure to commodities.

Fund’s investments in US Treasury bills and other fixed income securities.

During the period, the Fund had positive contributions to performance from oil and oil products, industrial metals, and soybean products. Performance benefited from the returns of these economically sensitive commodities. Crude oil and oil products such as gasoline and diesel traded higher as OPEC and non-OPEC producers kept some production off the market. Industrial metals were stronger as a group due to Chinese and global demand growth expectations as well as anticipation for slower supply growth. The soybean complex (soybeans, soybean meal and soybean oil) was stronger due to improved processing margins in China and strong US exports of soybeans. Additionally, the US dollar moved lower against most foreign currencies over the period. The Fund outperformed its benchmark, the Bloomberg Commodity Index, during the period primarily due to active management in energy, agriculture and livestock.

In the energy sector, crude oil prices moved higher over the period as compliance to the supply reduction pact among OPEC and non-OPEC countries remained strong. US inventories of crude oil declined more than their expected seasonal pace, even with withdrawals from the Strategic Petroleum Reserve. Oil products traded stronger, helped by US refinery disruptions due to a powerful Atlantic hurricane season. US inventory levels of gasoline and distillate fuels declined at a strong pace. Returns from US natural gas were negative despite inventories moving from a surplus to their historical seasonal average to a deficit. US production of natural gas increased, as the Appalachian region continued to be dominant and other shale natural gas sources demonstrated strong production growth. Demand for natural gas slipped due to cooler summer weather and hurricane disruption, and heating

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FRANKLIN PELAGOS COMMODITIES STRATEGY FUND

demand had a slower-than-average start. Relative to its benchmark, the Fund’s returns from crude oil and natural gas fueled energy outperformance.

In metals, returns of industrial metals were positive, while returns from precious metals were negative over the period. Nickel returns were highest among the industrial metals in the Fund’s benchmark, followed by zinc, copper and aluminum. Strong stainless steel prices helped nickel returns, as stainless steel represents a major share of nickel demand, and the supply/demand balance of zinc continued to be in a global deficit due to production curtailments. Industrial metals were buffeted by strong Chinese growth expectations as well as strong industrial production growth in the eurozone and the US. Additionally, global purchasing manager indexes continued to signal expansionary conditions. However, inflation indicators underwhelmed market consensus over most of the period, which created a headwind to precious metals returns. Gold holdings of exchanged-traded funds increased modestly, whereas silver holdings decreased modestly, underscoring the lower returns of silver. Relative to its benchmark, the Fund’s returns from metals lagged due to positioning in industrial metals.

In agriculture and livestock, positive returns came from the soybean complex. Other agricultural and livestock commodities generated negative returns over the period. China soybean processing margins rose to seasonal levels and above, which encouraged imports of soybeans. Strong exports were the primary reason for the US Department of Agriculture’s (USDA’s) tighter projected US supply of soybeans than was projected in May 2017. The USDA’s US corn yield estimates increased almost five percentage points since May and the resulting higher production forecast was the primary reason for a higher supply forecast for the 2017–2018 US corn crop. Wheat prices struggled against the backdrop of strong Russian production and exports. Relative to its benchmark, the Fund’s agriculture and livestock holdings outperformed, driven by positioning in corn and live cattle.

Fund Exposure to Commodities

The following table summarizes the Fund’s economic exposure to commodities derived through its investment in commodity-linked total return swap contracts. At November 30, 2017, the Fund’s exposure based on notional value represented 80.6% of consolidated net assets.

Commodity-Linked Total Return Swap Exposure*

% of Consolidated Net Assets Long
Gold	11.8%
Corn	9.7%
Copper	8.8%
Soybeans	5.6%
Aluminum	5.3%
Natural Gas	5.2%
Live Cattle	5.0%
Unleaded Gasoline	3.8%
Nickel	3.7%
WTI Crude Oil	3.2%
Zinc	3.1%
Soybean Meal	2.9%
Soybean Oil	2.6%
Sugar	2.3%
Heating Oil	2.2%
Coffee	2.0%
Silver	2.0%
Cotton	1.4%

*Figures are stated as a percentage of total and may not equal 100% or may be negative due to rounding, use of any derivatives, unsettled trades or other factors. The Fund’s exposure was calculated using the commodity sector weightings of the FP Custom Master Index multiplied by the Fund’s percentage notional exposure.

The following table summarizes the Fund’s economic exposure to commodities derived through its investment in futures contracts. At November 30, 2017, the Fund’s exposure based on notional value represented 19.7% of consolidated net assets.

Commodity Futures Exposure*

% of Consolidated Net Assets Long
Brent Crude Oil	8.2%
Corn	2.5%
Natural Gas	1.9%
RBOB Gasoline	1.9%
Gold 100 Oz	1.9%
Live Cattle	1.3%
Cotton	1.0%
Sugar	1.0%

*Figures are stated as a percentage of total and may not equal 100% or may be negative due to rounding, use of any derivatives, unsettled trades or other factors.

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FRANKLIN PELAGOS COMMODITIES STRATEGY FUND

Thank you for your participation in Franklin Pelagos Commodities Strategy Fund. We look forward to continuing to serve your financial needs.

Stephen P. Burke

John C. Pickart, CFA

Wayne D. Ryan, CAIA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of November 30, 2017, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Stephen P. Burke is an executive vice president and co-founder of Franklin Alternative Strategies Advisers, LLC., formerly known as Pelagos Capital Management, LLC (“Pelagos”). Mr. Burke has over 30 years of investment experience across multiple asset classes and has been managing multi-alternative and commodity strategies since 2008. Prior to founding Pelagos, Mr. Burke worked at State Street Global Advisors for 10 years during which time he was the senior global strategist, head of global strategic asset allocation, and head of taxable fixed income. Mr. Burke earned a B.S. from the Carroll School of Management at Boston College.

John C. Pickart is an executive vice president, chief financial officer and co-founder of Franklin Alternative Strategies Advisers, LLC., formerly known as Pelagos Capital Management, LLC. Mr. Pickart has over 29 years of investment experience across multiple alternative and commodity strategies since 2008. Prior to founding Pelagos, Mr. Pickart worked at State Street Global Advisors for six years during which time he managed small-cap and mid-cap equity portfolios. Mr. Pickart earned an M.B.A. from the University of Chicago Booth School of Business and a B.S. from the University of Tampa. He is a Chartered Financial Analyst (CFA) charterholder.

Wayne D. Ryan is a research analyst and portfolio manager of Franklin Alternative Strategies Advisers, LLC, formerly known as Pelagos Capital Management, LLC (“Pelagos”). Mr. Ryan has over 15 years of investment and trading experience across multiple asset classes and has been managing multi-alternative and commodity strategies since 2008. He has been a member of the Pelagos team since January 2006. Prior to joining Pelagos, Mr. Ryan’s experience was highlighted by eight years of proprietary equity trading. Mr. Ryan earned an M.B.A. from the Carroll School of Management at Boston College and an A.B. from Harvard College. Mr. Ryan holds the Chartered Alternative Investment Analyst designation. He is a Chartered Financial Analyst (CFA) charterholder.

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FRANKLIN PELAGOS COMMODITIES STRATEGY FUND

Performance Summary as of November 30, 2017

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 11/30/171

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.75% and the minimum is 0%. Class A: 5.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

Share Class	Cumulative Total Return[2]	Average Annual Total Return[3]

A
6-Month	+4.58%	-1.39%
1-Year	-0.31%	-6.02%
3-Year	-20.10%	-9.03%
Since Inception (1/10/14)	-27.93%	-9.46%

Advisor
6-Month	+4.63%	+4.63%
1-Year	0.00%	0.00%
5-Year	-36.28%	-8.62%
Since Inception (12/7/11)	-34.50%	-6.83%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 8 for Performance Summary footnotes.

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FRANKLIN PELAGOS COMMODITIES STRATEGY FUND

PERFORMANCE SUMMARY

Total Annual Operating Expenses4

Share Class	With Waiver	Without Waiver
A	1.20%	1.91%
Advisor	0.95%	1.66%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Investing in physical commodities, either directly or through derivative instruments such as commodity-linked total return swaps, commodity futures, commodity index futures and options on commodity futures and commodities index futures, presents unique risks, is speculative and can be extremely volatile. Market prices of commodities may fluctuate rapidly based on numerous factors, including: changes in supply and demand relationships; weather; agriculture; trade; domestic and foreign political and economic events and policies; diseases; pestilence; technological developments; currency exchange rate fluctuations; and monetary and other governmental policies, action and inaction. Derivative instruments involve costs and can create leverage in the Fund’s portfolio, which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that significantly exceeds the Fund’s initial investment. The Fund may not achieve the anticipated benefits and may realize losses, which could be significant. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political, social and economic instability, risks which are heightened in less developed or emerging market countries. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. The Fund has an expense reduction contractually guaranteed through 9/30/18 and a fee waiver related to the management fee paid by a subsidiary. The Fund also has a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund. Fund investment results reflect the expense reduction and fee waivers; without these reductions, the results would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Consolidated Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

8	Semiannual Report	franklintempleton.com

FRANKLIN PELAGOS COMMODITIES STRATEGY FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 6/1/17	Ending Account Value 11/30/17	Expenses Paid During Period 6/1/17–11/30/17[1,2]	Ending Account Value 11/30/17	Expenses Paid During Period 6/1/17–11/30/17[1,2]	Net Annualized Expense Ratio[2]
A	$1,000	$1,045.80	$6.15	$1,019.05	$6.07	1.20%
C	$1,000	$1,040.20	$9.97	$1,015.29	$9.85	1.95%
R	$1,000	$1,044.40	$7.23	$1,018.00	$7.13	1.41%
R6	$1,000	$1,048.30	$3.39	$1,021.76	$3.35	0.66%
Advisor	$1,000	$1,046.30	$4.87	$1,020.31	$4.81	0.95%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

franklintempleton.com	Semiannual Report	9

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Consolidated Financial Highlights

Franklin Pelagos Commodities Strategy Fund

	Six Months Ended November 30, 2017 (unaudited)	Year Ended May 31,
		2017	2016	2015	2014[a]
Class A

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$6.12	$6.47	$7.12	$9.44	$8.88

Income from investment operations[b]:

Net investment income (loss)[c]	(0.01)	(0.04)	(0.08)	(0.09)	(0.08)

Net realized and unrealized gains (losses)	0.29	(0.31)	(0.57)	(2.23)	0.64

Total from investment operations	0.28	(0.35)	(0.65)	(2.32)	0.56

Net asset value, end of period	$6.40	$6.12	$6.47	$7.12	$9.44

Total return[d]	4.58%	(5.41)%	(9.13)%	(24.58)%	6.31%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates and expense reduction	1.72%	1.71%	2.14%	2.05%	3.38%

Expenses net of waiver and payments by affiliates and expense reduction[f]	1.20%	1.20%	1.21%	1.25%	1.25%

Net investment income (loss)	(0.31)%	(0.61)%	(0.79)%	(0.94)%	(0.94)%

Supplemental data

Net assets, end of period (000’s)	$5,191	$4,846	$3,814	$2,080	$601

Portfolio turnover rate	—%	42.22%	28.03%	62.10%	34.28%

aFor the period January 10, 2014 (commencement of operations) to May 31, 2014.

bThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

10	Semiannual Report | The accompanying notes are an integral part of these consolidated financial statements.	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED FINANCIAL HIGHLIGHTS

Franklin Pelagos Commodities Strategy Fund (continued)

	Six Months Ended November 30, 2017 (unaudited)	Year Ended May 31,
		2017	2016	2015	2014[a]
Class C

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$5.97	$6.36	$7.05	$9.41	$8.88

Income from investment operations[b]:

Net investment income (loss)[c]	(0.03)	(0.10)	(0.16)	(0.15)	(0.09)

Net realized and unrealized gains (losses)	0.27	(0.29)	(0.53)	(2.21)	0.62

Total from investment operations	0.24	(0.39)	(0.69)	(2.36)	0.53

Net asset value, end of period	$6.21	$5.97	$6.36	$7.05	$9.41

Total return[d]	4.02%	(6.13)%	(9.79)%	(25.08)%	5.97%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates and expense reduction	2.47%	2.46%	2.88%	2.75%	4.08%

Expenses net of waiver and payments by affiliates and expense reduction[f]	1.95%	1.95%	1.95%	1.95%	1.95%

Net investment income (loss)	(1.06)%	(1.36)%	(1.53)%	(1.64)%	(1.64)%

Supplemental data

Net assets, end of period (000’s)	$981	$963	$862	$377	$60

Portfolio turnover rate	—%	42.22%	28.03%	62.10%	34.28%

aFor the period January 10, 2014 (commencement of operations) to May 31, 2014.

bThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these consolidated financial statements. | Semiannual Report	11

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED FINANCIAL HIGHLIGHTS

Franklin Pelagos Commodities Strategy Fund (continued)

	Six Months Ended November 30, 2017 (unaudited)	Year Ended May 31,
		2017	2016	2015	2014[a]
Class R

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$ 6.08	$ 6.44	$ 7.10	$ 9.44	$ 8.88

Income from investment operations[b]:

Net investment income (loss)[c]	(0.02)	(0.05)	(0.06)	(0.10)	(0.06)

Net realized and unrealized gains (losses)	0.29	(0.31)	(0.60)	(2.24)	0.62

Total from investment operations	0.27	(0.36)	(0.66)	(2.34)	0.56

Net asset value, end of period	$ 6.35	$ 6.08	$ 6.44	$ 7.10	$ 9.44

Total return[d]	4.44%	(5.59)%	(9.30)%	(24.79)%	6.31%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates and expense reduction	1.93%	1.85%	2.34%	2.27%	3.58%

Expenses net of waiver and payments by affiliates and expense reduction[f]	1.41%	1.34%	1.41%	1.47%	1.45%

Net investment income (loss)	(0.52)%	(0.75)%	(0.99)%	(1.16)%	(1.14)%

Supplemental data

Net assets, end of period (000’s)	$24	$23	$9	$4	$5

Portfolio turnover rate	—%	42.22%	28.03%	62.10%	34.28%

aFor the period January 10, 2014 (commencement of operations) to May 31, 2014.

bThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

12	Semiannual Report | The accompanying notes are an integral part of these consolidated financial statements.	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED FINANCIAL HIGHLIGHTS

Franklin Pelagos Commodities Strategy Fund (continued)

	Six Months Ended November 30, 2017 (unaudited)	Year Ended May 31,
		2017	2016	2015	2014[a]
Class R6

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$6.21	$6.53	$7.16	$9.46	$8.88

Income from investment operations[b]:

Net investment income (loss)[c]	0.01	(0.01)	(0.02)	(0.04)	(0.03)

Net realized and unrealized gains (losses)	0.29	(0.31)	(0.61)	(2.26)	0.61

Total from investment operations	0.30	(0.32)	(0.63)	(2.30)	0.58

Net asset value, end of period	$6.51	$6.21	$6.53	$7.16	$9.46

Total return[d]	4.83%	(4.90)%	(8.80)%	(24.31)%	6.53%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates and expense reduction	1.03%	1.02%	1.10%	1.53%	1.58%

Expenses net of waiver and payments by affiliates and expense reduction[f]	0.66%	0.70%	0.76%	0.86%	0.86%

Net investment income (loss)	0.23%	(0.11)%	(0.34)%	(0.55)%	(0.55)%

Supplemental data

Net assets, end of period (000’s)	$122,163	$118,839	$131,500	$53,068	$67,732

Portfolio turnover rate	—%	42.22%	28.03%	62.10%	34.28%

aFor the period January 10, 2014 (commencement of operations) to May 31, 2014.

bThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these consolidated financial statements. | Semiannual Report	13

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED FINANCIAL HIGHLIGHTS

Franklin Pelagos Commodities Strategy Fund (continued)

	Six Months Ended November 30, 2017 (unaudited)		Year Ended May 31,
			2017		2016		2015		2014		2013
Advisor Class

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$ 6.26		$ 6.60		$ 7.25		$ 9.58		$ 9.43		$ 9.15

Income from investment operations[a]:

Net investment income (loss)[b]	(0.01)		(0.03)		(0.09)		(0.07)		(0.05)		(0.08)

Net realized and unrealized gains (losses)	0.30		(0.31)		(0.56)		(2.26)		0.20		0.36

Total from investment operations	0.29		(0.34)		(0.65)		(2.33)		0.15		0.28

Less distributions from net investment income.	—		—		—		—		—		(—)	[c]

Net asset value, end of period	$ 6.55		$ 6.26		$ 6.60		$ 7.25		$ 9.58		$ 9.43

Total return[d]	4.63%		(5.15)%		(8.97)%		(24.32)%		1.59%		3.06%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates and expense reduction	1.47%		1.46%		1.88%		1.75%		1.88%		1.14%

Expenses net of waiver and payments by affiliates and expense reduction	0.95%	[f]	0.95%	[f]	0.95%	[f]	0.95%	[f]	1.04%	[f]	1.10%

Net investment income (loss)	(0.06)%		(0.36)%		(0.53)%		(0.64)%		(0.70)%		(0.76)%

Supplemental data

Net assets, end of period (000’s)	$881		$2,062		$675		$248		$126		$107,853

Portfolio turnover rate	—%		42.22%		28.03%		62.10%		34.28%		21.47%

aThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cAmount rounds to less than $0.01 per share.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

14	Semiannual Report | The accompanying notes are an integral part of these consolidated financial statements.	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Consolidated Statement of Investments, November 30, 2017 (unaudited)

Franklin Pelagos Commodities Strategy Fund

	Principal Amount	Value
U.S. Government and Agency Securities 15.4%
FFCB, 0.96%, 7/27/18	$10,000,000	$9,961,440
FHLMC, 1.25%, 7/26/19	10,000,000	9,905,960

Total U.S. Government and Agency Securities (Cost $20,000,000)		19,867,400

Short Term Investments 89.2%
U.S. Government and Agency Securities 84.8%
[a,b] FFCB, 12/01/17	1,675,000	1,675,000
[b] U.S. Treasury Bill,
[a,c] 1/04/18	13,000,000	12,986,525
[a]4/12/18	13,000,000	12,927,369
5/24/18	11,100,000	11,025,024
7/19/18	19,900,000	19,716,126
8/16/18	9,500,000	9,398,556
10/11/18	42,500,000	41,922,180

Total U.S. Government and Agency Securities (Cost $109,783,571)		109,650,780

Total Investments before Money Market Funds (Cost $129,783,571)		129,518,180

	Shares

Money Market Funds (Cost $5,615,709) 4.4%
[d,e] Institutional Fiduciary Trust Money Market Portfolio, 0.75%	5,615,709	5,615,709

Total Investments (Cost $135,399,280) 104.6%		135,133,889
[f] Other Assets, less Liabilities (4.6)%		(5,893,576)

Net Assets 100.0%		$129,240,313

aA portion or all of the security is owned by FPC Holdings Corp., a wholly-owned subsidiary of the Fund. See Note 1(c).

bThe security was issued on a discount basis with no stated coupon rate.

cA portion or all of the security has been segregated as collateral for open futures contracts. At November 30, 2017, the value of this security and/or cash pledged amounted to $1,548,393, representing 1.2% of net assets.

dSee Note 3(f) regarding investments in affiliated management investment companies.

eThe rate shown is the annualized seven-day yield at period end.

fIncludes unrealized appreciation/depreciation on open commodity futures and swap contracts, as well as other assets and liabilities.

franklintempleton.com	Semiannual Report	15

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Pelagos Commodities Strategy Fund (continued)

At November 30, 2017, the Fund had the following futures contracts outstanding. See Note 1(b).

Futures Contractsa

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Commodity Contracts
Brent Crude Oil	Long	169	$10,584,470	12/28/17	$(62,951)
Corn	Long	182	3,237,325	3/14/18	19,838
Cotton	Long	36	1,310,580	3/07/18	(11,468)
Gold 100 Oz	Long	19	2,425,730	2/26/18	(18,109)
Live Cattle	Long	34	1,699,660	2/28/18	(22,219)
Natural Gas	Long	82	2,480,500	12/27/17	(126,538)
RBOB Gasoline	Long	34	2,470,440	12/29/17	(5,676)
Sugar	Long	75	1,266,720	2/28/18	574

Total Futures Contracts					$(226,549)

*As of period end.

At November 30, 2017, the Fund had the following commodity-linked total return swap contracts outstanding. See Note 1(b).

Commodity-Linked Total Return Swap Contractsa

Underlying Instruments	Pay Fixed Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value	Value/ Unrealized Appreciation (Depreciation)
OTC Swap Contracts
Long[b]
FP Custom Master Index[c]	0.22%	At maturity	MSCS	1/05/18	$104,172,595	$(927,405)

aA portion or all of the contract is owned by FPC Holdings Corp., a wholly-owned subsidiary of the Fund. See Note 1(c).

bThe Fund receives the total return on the underlying instrument and pays a fixed financing rate.

cRepresents a custom index comprised of a basket of underlying instruments. Additional information regarding the underlying instruments and their respective values including fees are as follows:

Underlying Instruments	Notional Value[d]	Percentage of Notional Value[e]	Value/ Unrealized Appreciation (Depreciation)
Bloomberg Commodity Aluminum Subindex	$ 6,875,391	6.6%	$ (70,731)
Bloomberg Commodity Coffee Subindex	2,604,315	2.5%	(73,547)
Bloomberg Commodity Copper Subindex	11,354,813	10.9%	(16,868)
Bloomberg Commodity Corn Subindex	12,604,884	12.1%	80,833
Bloomberg Commodity Cotton Subindex	1,770,934	1.7%	(15,097)
Bloomberg Commodity Gold Subindex	15,209,199	14.6%	(113,422)
Bloomberg Commodity Heating Oil Subindex	2,812,660	2.7%	(38,661)
Bloomberg Commodity Live Cattle Subindex	6,458,701	6.2%	(83,675)
Bloomberg Commodity Natural Gas Subindex	6,771,219	6.5%	(330,771)
Bloomberg Commodity Nickel Subindex	4,791,939	4.6%	(172,961)

16	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Pelagos Commodities Strategy Fund (continued)

Commodity-Linked Total Return Swap Contractsa (continued)

Underlying Instruments	Notional Value[d]	Percentage of Notional Value[e]	Value/ Unrealized Appreciation (Depreciation)
Bloomberg Commodity Silver Subindex	$ 2,604,315	2.5%	$ (13,818)
Bloomberg Commodity Soybean Meal Subindex 3 Month Forward	3,750,213	3.6%	(7,973)
Bloomberg Commodity Soybean Oil Subindex 3 Month Forward	3,333,523	3.2%	(23,415)
Bloomberg Commodity Soybeans Subindex 3 Month Forward	7,187,909	6.9%	(42,929)
Bloomberg Commodity Sugar Subindex	3,021,005	2.9%	2,005
Bloomberg Commodity Unleaded Gasoline Subindex	4,896,112	4.7%	(11,139)
Bloomberg Commodity WTI Crude Oil Subindex	4,166,904	4.0%	7,316
Bloomberg Commodity Zinc Subindex	3,958,559	3.8%	(2,552)

Total	$104,172,595	100.0%	$(927,405)

dNotional value represents the fair value at period end of each underlying instrument (including the financing rate fee which is calculated based on the swap contract’s original notional value of $105,100,000, allocated to each underlying instrument on a pro-rata basis).

eRepresents the weighting of the component in the custom index.

See Abbreviations on page 31.

franklintempleton.com	The accompanying notes are an integral part of these consolidated financial statements. | Semiannual Report	17

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities

November 30, 2017 (unaudited)

Franklin Pelagos Commodities Strategy Fund

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$129,783,571
Cost - Non-controlled affiliates (Note 3f)	5,615,709

Value - Unaffiliated issuers	$129,518,180
Value - Non-controlled affiliates (Note 3f)	5,615,709
Receivables:
Capital shares sold	8,741
Interest.	75,856
Affiliates	2,212
Other assets	22

Total assets	135,220,720

Liabilities:
Payables:
Capital shares redeemed	6,121
Management fees	46,261
Distribution fees	1,918
Variation margin on futures contracts	144,944
Due to brokers	675,347
Funds advanced by custodian.	4,122,955
Unrealized depreciation on OTC swap contracts	927,405
Accrued expenses and other liabilities	55,456

Total liabilities	5,980,407

Net assets, at value	$129,240,313

Net assets consist of:
Paid-in capital	$124,507,305
Undistributed net investment income	23,770
Net unrealized appreciation (depreciation)	(1,419,345)
Accumulated net realized gain (loss)	6,128,583

Net assets, at value	$129,240,313

18	Semiannual Report | The accompanying notes are an integral part of these consolidated financial statements.	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED FINANCIAL STATEMENTS

Consolidated Statement of Assets and Liabilities (continued)

November 30, 2017 (unaudited)

Franklin Pelagos Commodities Strategy Fund

Class A:
Net assets, at value	$5,191,476

Shares outstanding	811,740

Net asset value per share[a]	$6.40

Maximum offering price per share (net asset value per share ÷ 94.25%)	$6.79

Class C:
Net assets, at value	$980,915

Shares outstanding	157,865

Net asset value and maximum offering price per share[a]	$6.21

Class R:
Net assets, at value	$24,159

Shares outstanding	3,806

Net asset value and maximum offering price per share	$6.35

Class R6:
Net assets, at value	$122,163,232

Shares outstanding	18,770,181

Net asset value and maximum offering price per share	$6.51

Advisor Class:
Net assets, at value	$880,531

Shares outstanding	134,498

Net asset value and maximum offering price per share	$6.55

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

franklintempleton.com	The accompanying notes are an integral part of these consolidated financial statements. | Semiannual Report	19

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED FINANCIAL STATEMENTS

Consolidated Statement of Operations

for the six months ended November 30, 2017 (unaudited)

Franklin Pelagos Commodities Strategy Fund

Investment income:
Dividends:
Non-controlled affiliates (Note 3f)	$2,271
Interest:
Unaffiliated issuers	573,381

Total investment income	575,652

Expenses:
Management fees (Note 3a)	548,211
Distribution fees: (Note 3c)
Class A	6,240
Class C	4,856
Class R	54
Transfer agent fees: (Note 3e)
Class A	10,922
Class C	2,122
Class R	51
Class R6	2,112
Advisor Class	4,583
Custodian fees (Note 4)	492
Reports to shareholders	11,802
Registration and filing fees	44,332
Professional fees	29,527
Trustees’ fees and expenses	21,669
Other	8,255

Total expenses	695,228
Expense reductions (Note 4)	(551)
Expenses waived/paid by affiliates (Note 3f and 3g)	(244,283)

Net expenses	450,394

Net investment income	125,258

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	189,284
Written options	317,682
Futures contracts	2,901,516
Swap contracts	2,894,319

Net realized gain (loss)	6,302,801

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	15,625
Written options	(140,832)
Futures contracts	616,369
Swap contracts	(927,405)

Net change in unrealized appreciation (depreciation)	(436,243)

Net realized and unrealized gain (loss)	5,866,558

Net increase (decrease) in net assets resulting from operations	$5,991,816

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED FINANCIAL STATEMENTS

Consolidated Statements of Changes in Net Assets

Franklin Pelagos Commodities Strategy Fund

	Six Months Ended November 30, 2017 (unaudited)	Year Ended May 31, 2017
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$125,258	$(179,958)
Net realized gain (loss)	6,302,801	(5,709,788)
Net change in unrealized appreciation (depreciation)	(436,243)	(785,460)

Net increase (decrease) in net assets resulting from operations	5,991,816	(6,675,206)

Capital share transactions: (Note 2)
Class A	129,514	1,308,813
Class C	(20,876)	170,718
Class R	106	15,801
Class R6	(2,265,177)	(6,433,256)
Advisor Class	(1,327,188)	1,486,143

Total capital share transactions	(3,483,621)	(3,451,781)

Net increase (decrease) in net assets	2,508,195	(10,126,987)
Net assets:
Beginning of period	126,732,118	136,859,105

End of period	$129,240,313	$126,732,118

Undistributed net investment income included in net assets:
End of period	$23,770	$—

Accumulated net investment loss included in net assets:
End of period	$—	$(101,488)

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Notes to Consolidated Financial Statements (unaudited)

Franklin Pelagos Commodities Strategy Fund

1. Organization and Significant Accounting Policies

Franklin Alternative Strategies Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of four separate funds and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Franklin Pelagos Commodities Strategy Fund (Fund) is included in this report. The Fund offers five classes of shares: Class A, Class C, Class R, Class R6 and Advisor Class. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a.    Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Investments in open-end mutual funds are valued at the closing NAV.

Derivative financial instruments listed on an exchange are valued at the official closing price of the day. Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

b.    Derivative Financial Instruments

The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin Pelagos Commodities Strategy Fund (continued)

an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Consolidated Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Consolidated Statement of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counter-parties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement. At November 30, 2017, the Fund had OTC derivatives in a net liability position of $927,405.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

The Fund entered into exchange traded futures contracts primarily to gain exposure to commodity price risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Consolidated Statement of Assets and Liabilities.

The Fund entered into OTC commodity-linked total return swap contracts primarily to gain exposure to commodity price risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to exchange a return linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss.

The Fund purchased or wrote exchange traded option contracts primarily to manage and/or gain exposure to commodity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin Pelagos Commodities Strategy Fund (continued)

1.    Organization and Significant Accounting Policies (continued)

b.    Derivative Financial Instruments (continued)

Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.

See Note 7 regarding other derivative information.

c.    Investments in FPC Holdings Corp. (FP Subsidiary)

The Fund invests in certain financial instruments and commodity-linked derivative investments through its investment in the FP Subsidiary. The FP Subsidiary is a Cayman Islands exempted company with limited liability, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments and commodity-linked derivative investments consistent with the investment objective of the Fund. At November 30, 2017, the FP Subsidiary’s investments as well as any other assets and liabilities of the FP Subsidiary are reflected in the Fund’s Consolidated Statement of Investments and Consolidated Statement of Assets and Liabilities. The financial statements have been consolidated and include the accounts of the Fund and the FP Subsidiary. All intercompany transactions and balances have been eliminated. For tax purposes, the Fund is required to increase its taxable income by its share of the FP Subsidiary’s income. Net losses incurred by the FP Subsidiary cannot offset income earned by the Fund and cannot be carried back or forward by the FP Subsidiary to offset income from prior or future years. At November 30, 2017, the net assets of the FP Subsidiary were $26,648,146, representing 20.6% of the Fund’s consolidated net assets. The Fund’s investment in the FP Subsidiary is limited to 25% of consolidated assets.

d.    Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of November 30, 2017, the Fund has determined that no tax liability is required in its consolidated financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

e.    Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the Fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, excluding class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions by class are generally due to differences in class specific expenses.

f.    Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin Pelagos Commodities Strategy Fund (continued)

g.    Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2.    Shares of Beneficial Interest

At November 30, 2017, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended November 30, 2017		Year Ended May 31, 2017
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	114,991	$718,751	468,367	$3,019,447
Shares redeemed	(94,540)	(589,237)	(266,214)	(1,710,634)

Net increase (decrease)	20,451	$129,514	202,153	$1,308,813

Class C Shares:
Shares sold	18,947	$114,732	86,217	$545,742
Shares redeemed	(22,386)	(135,608)	(60,610)	(375,024)

Net increase (decrease)	(3,439)	$(20,876)	25,607	$170,718

Class R Shares:
Shares sold	17	$109	3,232	$20,979
Shares redeemed	—	(3)	(798)	(5,178)

Net increase (decrease)	17	$106	2,434	$15,801

Class R6 Shares:
Shares sold	635,300	$4,115,449	282,587	$1,822,567
Shares redeemed	(992,044)	(6,380,626)	(1,279,804)	(8,255,823)

Net increase (decrease)	(356,744)	$(2,265,177)	(997,217)	$(6,433,256)

Advisor Class Shares:
Shares sold	96,450	$607,351	286,725	$1,872,420
Shares redeemed	(291,282)	(1,934,539)	(59,539)	(386,277)

Net increase (decrease)	(194,832)	$(1,327,188)	227,186	$1,486,143

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
FT AlphaParity, LLC (FTAP)
(formerly Franklin Alternative Strategies Advisers, LLC)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin Pelagos Commodities Strategy Fund (continued)

3.    Transactions with Affiliates (continued)

a.    Management Fees

The Fund and FP Subsidiary pay an investment management fee to FTAP of 0.85% per year of the average daily net assets of the Fund and FP Subsidiary. Management fees paid by the Fund are reduced on assets invested in the FP Subsidiary, in an amount not to exceed the management fees paid by the FP Subsidiary.

b.    Administrative Fees

Under an agreement with FTAP, FT Services provides administrative services to the Fund and FP Subsidiary. The fee is paid by FTAP based on the Fund and FP Subsidiary average daily net assets, and is not an additional expense of the Fund or FP Subsidiary.

c.    Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.30%
Class C	1.00%
Class R	0.50%

The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.

d.    Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to unaffiliated brokers/dealers	$2,203
CDSC retained	$83

e.    Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Effective November 1, 2017, the fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. Prior to November 1, 2017, the fees were account based fees that varied based on fund or account type. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended November 30, 2017, the Fund paid transfer agent fees of $19,790, of which $9,595 was retained by Investor Services.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin Pelagos Commodities Strategy Fund (continued)

f.    Investments in Affiliated Management Investment Companies

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Consolidated Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. Prior to June 1, 2013, the waiver was accounted for as a reduction to management fees. During the period ended November 30, 2017, the Fund held investments in affiliated management investment companies as follows:

	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 0.75%	—	29,597,802	(23,982,093)	5,615,709	$5,615,709	$2,271	$ —	$ —

g.    Waiver and Expense Reimbursements

FTAP has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the expenses (excluding distribution fees, acquired fund fees and expenses) for each class of the Fund do not exceed 0.95% and Class R6 does not exceed 0.63% based on the average net assets of each class (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until September 30, 2018. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end. Prior to October 1, 2017, expenses for Class R6 were limited to 0.68%.

h.    Other Affiliated Transactions

At November 30, 2017, the shares of the Fund were owned by the following entities:

	Shares	Percentage of Outstanding Shares[a]
Franklin Moderate Allocation Fund	7,511,606	37.8%
Franklin Conservative Allocation Fund	4,767,023	24.0%
Franklin Growth Allocation Fund	4,616,319	23.2%
Franklin LifeSmart 2025 Retirement Target Fund	440,343	2.2%
Franklin LifeSmart 2035 Retirement Target Fund	392,187	2.0%
Franklin LifeSmart 2045 Retirement Target Fund	270,463	1.4%
Franklin LifeSmart 2030 Retirement Target Fund	155,309	0.8%
Franklin LifeSmart 2020 Retirement Target Fund	124,325	0.6%
Franklin LifeSmart 2040 Retirement Target Fund	124,002	0.6%
Franklin LifeSmart 2050 Retirement Target Fund	105,034	0.5%
Franklin LifeSmart 2055 Retirement Target Fund	31,039	0.2%
Franklin Resources, Inc.	563	—%[b]

	18,538,213	93.3%

aInvestment activities of significant shareholders could have a material impact on the Fund.

bRounds to less than 0.01%.

4.    Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended November 30, 2017, the custodian fees were reduced as noted in the Consolidated Statement of Operations.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin Pelagos Commodities Strategy Fund (continued)

5.    Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At May 31, 2017, the Fund had long-term capital loss carryforwards of $174,215.

At November 30, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$135,401,275

Unrealized appreciation	$21,074
Unrealized depreciation	(1,440,419)

Net unrealized appreciation (depreciation)	$(1,419,345)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of investments in the FP Subsidiary.

6.    Investment Transactions

Purchases of investments (excluding short term securities) for the period ended November 30, 2017, totaled $22,999,981. There were no sales of investments (other than short term securities).

7.    Other Derivative Information

At November 30, 2017, the Fund’s investments in derivative contracts are reflected in the Consolidated Statement of Assets and Liabilities as follows:

	Asset Derivatives			Liability Derivatives
Derivative Contracts Not Accounted for as Hedging Instruments	Consolidated Statement of Assets and Liabilities Location	Fair Value		Consolidated Statement of Assets and Liabilities Location	Fair Value
Commodity contracts	Variation margin on futures contracts	$20,412	[a]	Variation margin on futures contracts	$246,961	[a]
	Unrealized appreciation on OTC swap contracts	—		Unrealized depreciation on OTC swap contracts	927,405

Totals		$20,412			$1,174,366

aThis amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Consolidated Statement of Investments. Only the variation margin receivable/payable at period end is separately reported within the Consolidated Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin Pelagos Commodities Strategy Fund (continued)

For the period ended November 30, 2017, the effect of derivative contracts in the Fund’s Consolidated Statement of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Consolidated Statement of Operations Location	Net Realized Gain (Loss) for the Period	Consolidated Statement of Operations Location	Net Change in Unrealized Appreciation (Depreciation) for the Period
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Commodity contracts	Investments	$ 149,719[a]	Investments	$96,279[a]
	Written options	317,682	Written options	(140,832)
	Futures contracts	2,901,516	Futures contracts	616,369
	Swap contracts	2,894,319	Swap contracts	(927,405)

Totals		$6,263,236		$(355,589)

a	Purchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the Consolidated Statement of Operations.

For the period ended November 30, 2017, the average month end notional amount of futures contracts, options and swap contracts represented $25,568,697, $131,000 and $102,642,857, respectively.

See Note 1(b) regarding derivative financial instruments.

8. Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 9, 2018. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Consolidated Statement of Operations. During the period ended November 30, 2017, the Fund did not use the Global Credit Facility.

9. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin Pelagos Commodities Strategy Fund (continued)

9. Fair Value Measurements (continued)

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of November 30, 2017, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
U.S. Government and Agency Securities	$—	$19,867,400	$—	$19,867,400
Short Term Investments	113,591,489	1,675,000	—	115,266,489

Total Investments in Securities	$113,591,489	$21,542,400	$—	$135,133,889

Other Financial Instruments:
Futures Contracts	$20,412	$—	$—	$20,412

Liabilities:
Other Financial Instruments:
Futures Contracts	$246,961	$—	$—	$246,961
Swap Contracts	—	927,405	—	927,405

Total Other Financial Instruments	$246,961	$927,405	$—	$1,174,366

10. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the consolidated financial statements and determined that no events have occurred that require disclosure.

30	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin Pelagos Commodities Strategy Fund (continued)

Abbreviations

Counterparty	Selected Portfolio
MSCS Morgan Stanley Capital Services LLC	FFCB	Federal Farm Credit Bank
	FHLMC	Federal Home Loan Mortgage Corp.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

FRANKLIN PELAGOS COMMODITIES STRATEGY FUND

Shareholder Information

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the US Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Consolidated Statement of Investments

The Trust, on behalf of the Fund, files a complete consolidated statement of investments with the US Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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Semiannual Report and Shareholder Letter Franklin Pelagos Commodities Strategy Fund
Investment Manager FT AlphaParity, LLC
Distributor Franklin Templeton Distributors, Inc. (800) DIAL BEN® / 342-5236 franklintempleton.com
Shareholder Services (800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

© 2017-2018 Franklin Templeton Investments. All rights reserved.	995 S 01/18

Semiannual Report and Shareholder Letter November 30, 2017

Franklin Templeton Investments

Gain From Our Perspective®

At Franklin Templeton Investments, we’re dedicated to one goal: delivering exceptional asset management for our clients. By bringing together multiple, world-class investment teams in a single firm, we’re able to offer specialized expertise across styles and asset classes, all supported by the strength and resources of one of the world’s largest asset managers. This has helped us to become a trusted partner to individual and institutional investors across the globe.

Dear Fellow Shareholder:

During the six months ended November 30, 2017, the global economy generally expanded amid improved commodity prices, generally upbeat economic data, encouraging corporate earnings and the European Central Bank’s (ECB’s) extension of its monetary easing time frame. The ECB kept its benchmark interest rate unchanged, while the US Federal Reserve (Fed) raised its target range for the federal funds rate 0.25% to 1.00%–1.25% amid signs of a growing US economy. In this environment, global developed stock markets, as measured by the MSCI World Index, posted a +9.81% total return for the period.1 Global emerging market stocks, as measured by the MSCI Emerging Markets Index, generated a +13.27% total return.1 Global government bonds, as measured by the Citigroup World Government Bond Index, posted a +2.57% total return.1

A couple of weeks after the end of the reporting period, the Fed raised its target range a quarter point to 1.25%–1.50% amid ongoing labor market strength and rising economic activity in the US. The Fed’s inflation outlook remained essentially the same.

We are committed to our long-term perspective and disciplined investment approach as we conduct a rigorous, fundamental analysis of securities with a regular emphasis on investment risk management.

We believe active, professional investment management serves investors well. We also recognize the important role of financial advisors in today’s markets and encourage investors to continue to seek their advice. Amid changing markets and economic conditions, we are confident investors with a well-diversified portfolio and a patient, long-term outlook should be well positioned for the years ahead.

On the following pages, the Fund’s portfolio management team reviews investment decisions made during the past six months in light of the economic environment and other factors. Please remember all securities markets fluctuate, as do mutual fund share prices.

We thank you for investing with Franklin Templeton, welcome your questions and comments, and look forward to continuing to serve your investment needs.

Sincerely,

Madison S. Gulley, CFA

President and Chief Executive Officer – Investment Management

Franklin Alternative Strategies Funds

This letter reflects our analysis and opinions as of November 30, 2017, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

CFA® is a trademark owned by CFA Institute.

1. Source: Morningstar.

See www.franklintempletondatasources.com for additional data provider information.

Not FDIC Insured |	May Lose Value |	No Bank Guarantee

franklintempleton.com	Not part of the semiannual report	1

Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

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Semiannual Report

Franklin K2 Long Short Credit Fund

We are pleased to bring you Franklin K2 Long Short Credit Fund’s semiannual report for the period ended November 30, 2017.

Your Fund’s Goal and Main Investments

The Fund seeks total return through a combination of current income, capital preservation and capital appreciation. The Fund seeks to achieve its investment goal by allocating its assets across multiple non-traditional or “alternative” strategies, including, but not limited to, some or all of the following: credit long short, structured credit and emerging market fixed income. The Fund is structured as a multi-manager fund, meaning the Fund’s assets are managed by multiple subadvisors, and the Fund’s investment manager has overall responsibility for the Fund’s investments.

Under normal market conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in credit-related investments. The Fund invests in a wide range of securities and other investments including, but not limited to: corporate bonds, mortgage-backed securities (MBS) and asset-backed securities (ABS), US government and agency securities, collateralized debt and loan obligations, foreign government and supranational debt securities, loans and loan participations and derivatives with similar economic characteristics. The Fund may also invest in repurchase agreements, reverse repurchase agreements, mortgage real estate investment trusts (REITs) and other similar transactions.

Performance Overview

The Fund’s Class A shares delivered a +2.57% cumulative total return for the six months under review. For comparison, the Fund’s new primary and old secondary benchmark, the HFRX Fixed Income-Credit Index, which measures performance of strategies with exposure to credit across a broad continuum of credit substrategies, generated a +1.34% total return for the same period.2 As the investment manager believes the composition of the HFRX Fixed Income-Credit Index more accurately reflects the Fund’s holdings, it has replaced the ICE BofA Merrill Lynch 3-Month US Treasury Bill Index as the Fund’s

Portfolio Composition*

Based on Total Investments as of 11/30/17

*Figures represent the net Fund exposure and include certain derivatives held in the portfolio (or their underlying reference assets) and may not total 100% or may be negative due to rounding, use of any derivatives or other factors.

primary benchmark. Also for comparison, the Fund’s new secondary and old primary benchmark, the ICE BofA Merrill Lynch 3-Month US Treasury Bill Index, which is an index of short-term US government securities with a remaining term to final maturity of less than three months, posted a +0.52% total return for the same period.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 7.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Economic and Market Overview

The global economy generally expanded during the six-month period under review. In this environment, global developed and emerging market stocks, as measured by the MSCI All Country World Index, generated a +10.19% total return. Global government bonds, as measured by the Citigroup World Government Bond Index, posted a +2.57% total return. Global markets were aided by price gains in oil and other commodities, generally upbeat economic data across regions, the European Central

1. Source: FactSet. Hedge Fund Research, Inc. – www.hedgefundresearch.com. The HFRX Fixed Income-Credit Index is being used under license from Hedge Fund Research, Inc., which does not endorse or approve of any of the contents of this report.

2. Source: Morningstar.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Unlike most asset class indexes, HFR Index returns reflect fees and expenses.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 15.

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FRANKLIN K2 LONG SHORT CREDIT FUND

Bank’s (ECB’s) extension of its monetary easing program, and encouraging corporate earnings reports. The US Senate’s approval of a budget plan in October and its subsequent vote near period-end to begin debate on a tax bill, which raised expectations for reforms, also aided global markets.

However, global markets reflected investor concerns about the terms of the UK’s exit from the European Union (also known as “Brexit”), geopolitical tensions in the Korean peninsula and other regions, comments from key central bankers around the world about potentially raising interest rates and uncertainty about the US government’s ability to implement a tax reform plan.

The US economy strengthened in 2017’s third quarter compared to the second quarter largely due to growth in consumer spending across goods and services, business and inventory investment, as well as net exports due to lower imports. The unemployment rate declined from 4.3% in May 2017, as reported at the beginning of the six-month period, to 4.1% at period-end.3 Annual inflation, as measured by the Consumer Price Index, increased from 1.9% in May 2017, as reported at the beginning of the six-month period, to 2.2% at period-end.3 At its June meeting, the US Federal Reserve (Fed) raised its target range for the federal funds rate 0.25% to 1.00%–1.25%, amid signs of a growing US economy, strengthening labor market and improving business spending. At its subsequent meetings, the Fed kept its target range unchanged. However, minutes of its October 31–November 1 meeting indicated that the Fed continued to maintain a positive outlook for the US economy and signaled the possibility of a third rate hike in 2017, though concerns about the ongoing softness in inflation remained.

In Europe, the UK’s economic growth accelerated in 2017’s third quarter over the previous quarter, largely due to growth in the services sector. In November, the Bank of England raised its key policy rate 0.25%, its first increase in a decade. The euro-zone’s growth, however, moderated in 2017’s third quarter over the previous quarter. The bloc’s annual inflation rate, while low, ended higher than it was at the start of the period. The ECB kept its benchmark interest rate unchanged during the period. However, at its October meeting, the ECB extended the time frame for its massive bond-buying program from December 2017 to at least September 2018, while reducing the amount of monthly bond purchases in half beginning in January 2018.

In Asia, Japan’s quarterly gross domestic product (GDP) grew for the seventh consecutive quarter, although third-quarter 2017 growth was lower than the previous quarter. At its October 2017 meeting, the Bank of Japan left its benchmark interest rate unchanged and continued its monetary stimulus measures, while reducing its fiscal 2017 inflation forecast.

In emerging markets, Brazil’s GDP grew for the third consecutive quarter, although third-quarter growth slowed from the previous quarter. The country’s central bank cut its benchmark interest rate several times during the period to spur economic growth. Russia’s GDP grew in 2017’s third quarter compared to the prior-year period, amid the Bank of Russia’s continued policy support. China’s GDP grew faster in 2017’s third quarter compared to the prior-year period. The People’s Bank of China left its benchmark interest rate unchanged during the period. Overall, emerging market stocks, as measured by the MSCI Emerging Markets Index, rose substantially during the period.

Investment Strategy

We manage the Fund using a multi-manager approach. While we are responsible for the Fund’s overall investments, we allocate assets to multiple subadvisors, each of whom independently manages a separate portion of the Fund’s portfolio in accordance with some or all of the following strategies: credit long short, structured credit and emerging market fixed income. We allocate the Fund’s assets among these strategies utilizing a top-down approach, generating the Fund’s strategy and subadvisor weightings by taking into account market conditions, risk factors, diversification, liquidity, transparency, and other investment options, among other things.

Credit long short strategies seek to isolate issuer-specific exposure, while limiting general market risks, by taking long and/or short positions in debt securities and other related instruments. Structured credit strategies aim to profit from trading in interest-rate sensitive securities such as residential and commercial MBS, REITs, credit default swaps on various indexes, collateralized loan obligations and ABS. Emerging market fixed income strategies invest in corporate and/or sovereign securities in emerging markets countries with a focus on fixed income.

The Fund takes long and/or short positions in a wide range of asset classes, including credit, fixed income, equities and currencies, among others. The Fund may gain long or short exposure to select instruments by utilizing derivatives, engaging in short sales or entering into a series of purchase and sale contracts or repurchase agreements. Long positions benefit from an increase in the price of the underlying instrument, while short positions benefit from a decrease in that price. The Fund may also use derivatives for hedging and nonhedging (investment)

3. Source: US Bureau of Labor Statistics

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN K2 LONG SHORT CREDIT FUND

purposes. Such derivative investments may include currency forward contracts; futures contracts; put and call options on currencies, securities, indexes and exchange-traded funds; and swaps. The Fund may engage in active and frequent trading as part of its investment strategies.

What is a currency forward contract?

A currency forward contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency in exchange for another currency at a specific exchange rate on a future date. Currency forward contracts are privately traded in the interbank market, not on a centralized exchange.

What is a futures contract?

A futures contract is an agreement between the Fund and a counterparty made through a US or foreign futures exchange to buy or sell an underlying instrument or asset at a specific price on a future date.

What is an option?

An option is a contract to buy or sell a specific financial product known as the option’s underlying instrument at a specific price. The buyer of an option has the right, but not the obligation, to buy or sell the underlying instrument at or until a specified expiration date. Conversely, the seller (“writer”) of an option who opens a transaction is obligated to buy or sell the underlying instrument should the option holder exercise that right.

What are swap agreements?

Swap agreements, such as interest rate, currency and credit default swaps, are contracts between the Fund and another party (the swap counterparty). In a basic swap transaction, the Fund agrees with the swap counterparty to exchange the returns (or differentials in rates of return) earned or realized on a particular “notional amount” of underlying instruments. The notional amount is the set amount selected by the parties as the basis on which to calculate the obligations that they have agreed to exchange. The parties typically do not actually exchange the notional amount. Instead, they agree to exchange the returns that would be earned or realized if the notional amount were invested in given instruments or at given interest rates.

Manager’s Discussion

The Fund’s subadvisors for the review period were Apollo Credit Management, Candlewood Investment Group, Chatham Asset Management, Ellington Global Asset Management and Emso Asset Management Limited. All subadvisors contributed to the Fund’s positive performance. Ellington was the top performer in terms of contribution to aggregate gains, followed by Chatham, Apollo, Emso and Candlewood, respectively.

Subadvisors

11/30/17

Credit Long Short
Apollo Credit Management LLC
Chatham Asset Management, LLC

Structured Credit
Candlewood Investment Group, L.P.
Ellington Global Asset Management, L.L.C.

Emerging Markets Fixed Income
Emso Asset Management Limited

In terms of strategy performance, the largest contributor to the Fund’s performance was credit long short followed by structured credit and emerging markets fixed income. No strategy weighed on results.

By asset class, the top contributors to the Fund’s aggregate performance were credit and interest rates, while equity detracted.

In terms of aggregate sector exposures, the top performance drivers for the Fund were MBS, consumer discretionary and ABS. In contrast, equity index hedges weighed on absolute performance.

Credit long short subadvisors benefited from credit selection and generated gains in both long and short positions. The Fund’s allocations of long and short positions are listed in the Portfolio Composition table on page 3. Toward period-end, credit market volatility picked up with several sectors underperforming (e.g., telecommunication services and health care), amid strong performance from other industries (e.g., financials, energy and utilities). Investors appeared more sensitive to weaker fundamentals, and a number of issuers traded lower meaningfully in late October and early November in response to disappointing earnings.

Structured credit subadvisors benefited from strong fundamentals during the review period. From our perspective, fundamentals were particularly healthy in mortgage-related securities and consumer ABS, with increased certainty surrounding cash flows.

Turning to emerging markets fixed income, positive developments in countries such as Argentina and Greece supported the manager’s long positioning in sovereign government debt. Conversely, equity indexes used as hedges detracted from results in all three of the Fund’s strategies. Global equity markets were boosted by continued signs of synchronized global economic growth.

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FRANKLIN K2 LONG SHORT CREDIT FUND

Thank you for your participation in Franklin K2 Long Short Credit Fund. We look forward to continuing to serve your investment needs.

Charmaine Chin

Jeff Schmidt

Robert Christian

David C. Saunders

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of November 30, 2017, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

David C. Saunders is the founding managing director of K2 Advisors, which he co-founded in 1994. He has worked at Tucker Anthony & R.L. Day as an equity trader; First Boston Corp. as vice president on the equity block trading desk; WaterStreet Capital, a hedge fund, as head trader; Tiger Management, as head trader; WorldSec Securities as president and ABN Amro Inc. as a senior managing director. Mr. Saunders graduated from the University of Maryland, College Park, with a B.S. degree in Business.

Jeff Schmidt joined K2 Advisors in July 2013 and is managing director of portfolio construction. Prior to joining K2, Mr. Schmidt was the head of client solutions, North America for InfraHedge Limited, a subsidiary of State Street Corporation. Other previous positions he held include senior vice president and head of business development for WR Platform Advisors, LP; director of Merrill Lynch’s hedge fund development and management group; and managing director and chief operations officer of Marathon Capital Growth Partners, LLC. Mr. Schmidt graduated from Tulane University in 1980 with a B.A. in economics as well as an M.B.A. in economics and finance in 1982.

Robert Christian is a senior managing director and head of investment research for K2 Advisors, which he joined in 2010. Mr. Christian worked at Graham Capital Management LP from 1998 to 2003 as a portfolio manager and researcher of quantitative-based trading strategies. At Julius Baer Investment Management from 2003 to 2005, he was the head of macro strategies. From 2005 to 2010, he worked at FRM Americas LLC where he was the global head of directional trading strategies and portfolio advisor to numerous funds. Mr. Christian holds a B.A.S. in biology and economics from Stanford University (1985) and an M.B.A. in finance from Leonard N. Stern School of Business — New York University (1990).

Charmaine Chin is a managing director at K2 Advisors, which she joined in March 2008. She heads K2’s credit, relative value and event driven manager research team and leads the evaluation and selection of hedge fund subadvisors in these strategies. She also oversees manager selection and monitoring for K2’s Asian hedge fund exposure. Before joining K2, Ms. Chin worked at Goldman, Sachs & Co. in the special situations group and in the financial institutions group. Ms. Chin received a B.A. in Economics at Harvard University where she graduated magna cum laude and Phi Beta Kappa.

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FRANKLIN K2 LONG SHORT CREDIT FUND

Performance Summary as of November 30, 2017

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 11/30/171

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.75% and the minimum is 0%. Class A: 5.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

	Cumulative	Average Annual
Share Class	Total Return[2]	Total Return[3]

A
6-Month	+2.57%	-3.32%
1-Year	+5.77%	-0.34%
Since Inception (9/8/15)	+13.76%	+3.18%

Advisor
6-Month	+2.67%	+2.67%
1-Year	+5.78%	+5.78%
Since Inception (9/8/15)	+13.87%	+6.01%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 8 for Performance Summary footnotes.

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FRANKLIN K2 LONG SHORT CREDIT FUND

PERFORMANCE SUMMARY

Total Annual Operating Expenses4

Share Class	With Waiver	Without Waiver
A	2.99%	3.57%
Advisor	2.74%	3.32%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. The market values of securities owned by the Fund will go up or down, sometimes rapidly or unpredictably. The Fund’s performance depends on the manager’s skill in selecting, overseeing and allocating Fund assets to the subadvisors. The Fund is actively managed and could experience losses if the manager’s and subadvisors’ judgment about particular Fund portfolio investments prove to be incorrect. Some subadvisors may have little or no experience managing the assets of a registered investment company. Bond prices generally move in the opposite direction of interest rates. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. Lower rated or high yield debt securities (junk bonds) involve greater credit risk, including the possibility of default or bankruptcy. Liquidity risk exists when securities become more difficult to sell, or are unable to be sold, at the price at which they’ve been valued. Investments in derivatives involve costs and create economic leverage, which may result in significant volatility and cause the Fund to participate in losses (as well as gains) that significantly exceed the Fund’s initial investment. The Fund may make short sales of securities, which involves the risk that losses may exceed the original amount invested. The Fund’s prospectus also includes a description of the main investment risks.

1. The Fund has an expense reduction contractually guaranteed through 9/30/18. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN K2 LONG SHORT CREDIT FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50

= $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual		Hypothetical
		(actual return after expenses)		(5% annual return before expenses)

			Expenses Paid During Period 6/1/17–11/30/17[1,2]		Expenses Paid During Period 6/1/17–11/30/17[1,2]	Net Annualized Expense Ratio[2]
	Beginning Account Value 6/1/17	Ending Account Value 11/30/17		Ending Account Value 11/30/17
Share Class

A	$1,000	$1,025.70	$14.27	$1,010.98	$14.17	2.81%
C	$1,000	$1,020.30	$18.49	$1,006.77	$18.36	3.65%
R	$1,000	$1,024.00	$15.68	$1,009.58	$15.57	3.09%
R6	$1,000	$1,026.70	$13.41	$1,011.83	$13.31	2.64%
Advisor	$1,000	$1,026.70	$13.46	$1,011.78	$13.36	2.65%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Financial Highlights

Franklin K2 Long Short Credit Fund

	Six Months Ended	Year Ended May 31,
	November 30, 2017 (unaudited)	2017	2016[a]
Class A

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$10.49	$10.15	$10.00

Income from investment operations[b]:

Net investment income[c]	0.14	0.23	0.21

Net realized and unrealized gains (losses)	0.13	0.53	0.08

Total from investment operations	0.27	0.76	0.29

Less distributions from:

Net investment income	—	(0.32)	(0.08)

Net realized gains	—	(0.10)	(0.06)

Total distributions	—	(0.42)	(0.14)

Net asset value, end of period	$10.76	$10.49	$10.15

Total return[d]	2.57%	7.58%	2.99%

Ratios to average net assets[e]

Expenses before waiver, payments by affiliates and expense reduction[f]	3.28%	3.50%	3.37%

Expenses net of waiver, payments by affiliates and expense reduction[f]	2.81%[g]	2.75%	2.30%[g]

Expenses incurred in connection with securities sold short	0.70%	0.76%	0.40%

Net investment income	2.62%	2.24%	2.85%

Supplemental data

Net assets, end of period (000’s)	$42,271	$41,001	$28,198

Portfolio turnover rate	135.94%	317.70%	511.62%

aFor the period September 8, 2015 (commencement of operations) to May 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fIncludes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(f).

gBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

FINANCIAL HIGHLIGHTS

Franklin K2 Long Short Credit Fund (continued)

	Six Months Ended	Year Ended May 31,
	November 30, 2017 (unaudited)	2017	2016[a]
Class C

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$10.35	$10.07	$10.00

Income from investment operations[b]:

Net investment income[c]	0.09	0.14	0.09

Net realized and unrealized gains (losses)	0.12	0.52	0.12

Total from investment operations	0.21	0.66	0.21

Less distributions from:

Net investment income	—	(0.28)	(0.08)

Net realized gains	—	(0.10)	(0.06)

Total distributions	—	(0.38)	(0.14)

Net asset value, end of period	$10.56	$10.35	$10.07

Total return[d]	2.03%	6.56%	2.20%

Ratios to average net assets[e]

Expenses before waiver, payments by affiliates and expense reduction[f]	4.12%	4.44%	3.62%

Expenses net of waiver, payments by affiliates and expense reduction[f]	3.65%[g]	3.69%	2.55%	[g]

Expenses incurred in connection with securities sold short	0.70%	0.76%	0.40%

Net investment income	1.78%	1.30%	2.60%

Supplemental data

Net assets, end of period (000’s)	$1,687	$1,507	$270

Portfolio turnover rate	135.94%	317.70%	511.62%

aFor the period September 8, 2015 (commencement of operations) to May 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fIncludes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(f).

gBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	11

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

FINANCIAL HIGHLIGHTS

Franklin K2 Long Short Credit Fund (continued)

	Six Months Ended	Year Ended May 31,
	November 30, 2017 (unaudited)	2017	2016[a]
Class R

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$10.41	$10.10	$10.00

Income from investment operations[b]:

Net investment income[c]	0.12	0.20	0.08

Net realized and unrealized gains (losses)	0.13	0.53	0.16

Total from investment operations	0.25	0.73	0.24

Less distributions from:

Net investment income	—	(0.32)	(0.08)

Net realized gains	—	(0.10)	(0.06)

Total distributions	—	(0.42)	(0.14)

Net asset value, end of period	$10.66	$10.41	$10.10

Total return[d]	2.40%	7.29%	2.48%

Ratios to average net assets[e]

Expenses before waiver, payments by affiliates and expense reduction[f]	3.56%	3.83%	3.37%

Expenses net of waiver, payments by affiliates and expense reduction[f]	3.09%[g]	3.08%	2.30%[g]

Expenses incurred in connection with securities sold short	0.70%	0.76%	0.40%

Net investment income	2.34%	1.91%	2.85%

Supplemental data

Net assets, end of period (000’s)	$161	$127	$12

Portfolio turnover rate	135.94%	317.70%	511.62%

aFor the period September 8, 2015 (commencement of operations) to May 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fIncludes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(f).

gBenefit of expense reduction rounds to less than 0.01%.

12	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

FINANCIAL HIGHLIGHTS

Franklin K2 Long Short Credit Fund (continued)

	Six Months Ended	Year Ended May 31,
	November 30, 2017 (unaudited)	2017	2016[a]
Class R6

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$10.50	$10.15	$10.00

Income from investment operations[b]:

Net investment income[c]	0.15	0.24	0.23

Net realized and unrealized gains (losses)	0.13	0.53	0.06

Total from investment operations	0.28	0.77	0.29

Less distributions from:

Net investment income	—	(0.32)	(0.08)

Net realized gains	—	(0.10)	(0.06)

Total distributions	—	(0.42)	(0.14)

Net asset value, end of period	$10.78	$10.50	$10.15

Total return[d]	2.67%	7.71%	3.01%

Ratios to average net assets[e]

Expenses before waiver, payments by affiliates and expense reduction[f]	3.11%	3.43%	3.35%

Expenses net of waiver, payments by affiliates and expense reduction[f]	2.64%[g]	2.68%	2.28%[g]

Expenses incurred in connection with securities sold short	0.70%	0.76%	0.40%

Net investment income	2.79%	2.31%	2.87%

Supplemental data

Net assets, end of period (000’s)	$11,838	$13,052	$12,384

Portfolio turnover rate	135.94%	317.70%	511.62%

aFor the period September 8, 2015 (commencement of operations) to May 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fIncludes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(f).

gBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	13

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

FINANCIAL HIGHLIGHTS

Franklin K2 Long Short Credit Fund (continued)

	Six Months Ended	Year Ended May 31,
	November 30, 2017 (unaudited)	2017	2016[a]
Advisor Class

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$10.50	$10.15	$10.00

Income from investment operations[b]:

Net investment income[c]	0.15	0.24	0.20

Net realized and unrealized gains (losses)	0.13	0.53	0.09

Total from investment operations	0.28	0.77	0.29

Less distributions from:

Net investment income	—	(0.32)	(0.08)

Net realized gains	—	(0.10)	(0.06)

Total distributions	—	(0.42)	(0.14)

Net asset value, end of period	$10.78	$10.50	$10.15

Total return[d]	2.67%	7.70%	2.99%

Ratios to average net assets[e]

Expenses before waiver, payments by affiliates and expense reduction[f]	3.12%	3.44%	3.36%

Expenses net of waiver, payments by affiliates and expense reduction[f]	2.65%[g]	2.69%	2.29%[g]

Expenses incurred in connection with securities sold short	0.70%	0.76%	0.40%

Net investment income	2.78%	2.30%	2.86%

Supplemental data

Net assets, end of period (000’s)	$29,408	$25,125	$23,058

Portfolio turnover rate	135.94%	317.70%	511.62%

aFor the period September 8, 2015 (commencement of operations) to May 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fIncludes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(f).

gBenefit of expense reduction rounds to less than 0.01%.

14	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Statement of Investments, November 30, 2017 (unaudited)

Franklin K2 Long Short Credit Fund

	Country	Shares/Rights	Value
Common Stocks and Other Equity Interests 1.9%
Consumer Finance 0.3%
[a,b] iPayment Inc.	United States	466,839	$256,761

Equity Real Estate Investment Trusts (REITs) 0.2%
[a] iStar Inc.	United States	3,186	36,639
[c] The Macerich Co.	United States	1,142	73,945
Uniti Group Inc.	United States	3,750	60,375

			170,959

Independent Power & Renewable Electricity Producers 1.2%
NRG Yield Inc., A	United States	33,948	638,562
[c] NRG Yield Inc., C	United States	20,086	382,638

			1,021,200

Media 0.1%
[a,d] Postmedia Network Canada Corp.	Canada	56,068	86,917

Multiline Retail 0.1%
Hudson’s Bay Co.	Canada	3,685	32,304

Pharmaceuticals 0.0%†
[a] Sanofi, Contingent Value, rts., 12/31/20	France	26,594	9,840

Road & Rail 0.0%†
[a] Hertz Global Holdings Inc.	United States	1,356	25,696

Total Common Stocks and Other Equity Interests
(Cost $1,386,220)			1,603,677

Convertible Preferred Stocks (Cost $158,563) 0.2%
Independent Power & Renewable Electricity Producers 0.2%
[a,d] Dynegy Inc., 7.00%, cvt. pfd	United States	2,582	212,628

Preferred Stocks 0.4%
Consumer Finance 0.3%
[a,b] iPayment Inc., pfd	United States	2,989	298,900

Thrifts & Mortgage Finance 0.1%
[a] FHLMC, 8.375%, pfd., Z	United States	7,884	52,429
[a] FNMA, 8.25%, pfd., S	United States	4,600	30,774

			83,203

Total Preferred Stocks (Cost $384,709)			382,103

		Principal Amount*
Convertible Bonds 1.9%
Energy Equipment & Services 0.5%
[d] Weatherford International Ltd., senior note, 5.875%, 7/01/21	United States	405,000	406,772

Equity Real Estate Investment Trusts (REITs) 0.5%
[e] iStar Inc., senior note, 144A, 3.125%, 9/15/22	United States	456,000	458,565

Independent Power & Renewable Electricity Producers 0.5%
[e] NRG Yield Inc., senior note, 144A, 3.50%, 2/01/19	United States	217,000	220,933
[d] Pattern Energy Group Inc., senior note, 4.00%, 7/15/20	United States	204,000	209,482

			430,415

Pharmaceuticals 0.2%
Teva Pharmaceutical Finance Co. LLC, senior bond, 0.25%, 2/01/26	Israel	202,000	175,109

franklintempleton.com	Semiannual Report	15

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

	Country	Principal Amount*		Value

Convertible Bonds (continued)
Semiconductors & Semiconductor Equipment 0.2%
Sunpower Corp., senior note, 4.00%, 1/15/23	United States	156,000		$134,355

Total Convertible Bonds (Cost $1,625,352)				1,605,216

Corporate Bonds and Notes 34.5%
Banks 0.3%
[d] JPMorgan Chase & Co., senior bond, 3.782% to 2/01/27, FRN thereafter, 2/01/28	United States	276,000		284,319

Capital Markets 0.3%
Deutsche Bank AG, zero cpn., 2/15/18	Egypt	3,950,000	EGP	215,820

Commercial Services & Supplies 2.5%
[e] Harland Clarke Holdings Corp., senior note, 144A, 9.25%, 3/01/21	United States	1,346,000		1,371,238
R.R. Donnelley & Sons Co.,
senior bond, 6.50%, 11/15/23	United States	346,000		333,890
[d] senior bond, 6.00%, 4/01/24	United States	221,000		207,187
senior bond, 6.625%, 4/15/29	United States	20,000		18,400
[d] senior note, 7.00%, 2/15/22	United States	231,000		240,529

				2,171,244

Communications Equipment 0.2%
[e] Riverbed Technology Inc., senior note, 144A, 8.875%, 3/01/23	United States	184,000		173,880

Construction & Engineering 0.1%
Engility Corp., senior note, 8.875%, 9/01/24	United States	91,000		98,166
Great Lakes Dredge & Dock Corp., senior note, 8.00%, 5/15/22	United States	21,000		22,208

				120,374

Construction Materials 0.4%
[d,e] Standard Industries Inc., senior note, 144A, 5.50%, 2/15/23	United States	313,000		329,433

Consumer Finance 1.5%
[e,f] Everi Payments Inc., senior note, 144A, 7.50%, 12/15/25	United States	716,000		717,575
[e] iPayment Inc., second lien, 144A, 10.75%, 4/15/24	United States	470,000		534,038

				1,251,613

Containers & Packaging 1.3%
[e] Coveris Holdings SA, senior note, 144A, 7.875%, 11/01/19	Luxembourg	574,000		578,305
[d] Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer
Luxembourg SA, senior secured note, first lien, 6.875%, 2/15/21	United States	486,102		496,735

				1,075,040

Diversified Financial Services 2.3%
[g] Citigroup Global Markets Holdings Inc., senior note, Reg S, zero cpn., 3/15/18	Egypt	9,342,693	EGP	503,819
[g] Garfunkelux Holdco 3 SA, senior secured note, first lien, Reg S, 8.50%, 11/01/22	Luxembourg	100,000	GBP	143,973
[e] Opal Acquisition Inc., 144A,
second lien, 10.00%, 10/01/24	United States	676,000		584,740
senior secured note, first lien, 7.50%, 7/01/24	United States	788,000		760,420

				1,992,952

Diversified Telecommunication Services 2.1%
Frontier Communications Corp., senior note, 11.00%, 9/15/25	United States	226,000		174,585
[d,e] Intelsat Jackson Holdings SA, senior secured note, first lien, 144A,
9.50%, 9/30/22	Luxembourg	709,000		820,668
8.00%, 2/15/24	Luxembourg	113,000		119,780
[e,f] Telenet Finance Luxembourg Notes Sarl, senior secured bond, 144A, 5.50%, 3/01/28	Belgium	111,000		110,918

16	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

	Country	Principal Amount*	Value
Corporate Bonds and Notes (continued)
Diversified Telecommunication Services (continued) [e] Windstream Corp., senior note, 144A, 8.625%, 10/31/25	United States	610,000	$596,287

			1,822,238

Electric Utilities 0.3%
[e] Talen Energy Supply LLC, senior note, 144A, 10.50%, 1/15/26	United States	207,000	209,070

Energy Equipment & Services 1.3%
[e,h] FTS International Inc., senior secured note, first lien, 144A, FRN, 8.82%,
(3-Month USD LIBOR + 7.50%), 6/15/20	United States	199,000	202,980
[e] Transocean Inc., senior note, 144A,
[d] 9.00%, 7/15/23	United States	107,000	115,961
7.50%, 1/15/26	United States	563,000	579,890
Weatherford International Ltd., senior bond, 9.625%, 3/01/19	United States	88,000	94,160
senior note, 5.125%, 9/15/20	United States	147,000	147,000

			1,139,991

Equity Real Estate Investment Trusts (REITs) 0.4%
Communications Sales & Leasing Inc., senior note, 8.25%, 10/15/23	United States	150,000	144,375
[e] Uniti Group LP / Uniti Fiber Holdings Inc. / CSL Capital LLC, senior note, 144A, 7.125%, 12/15/24	United States	173,000	157,862

			302,237

Food & Staples Retailing 0.2%
[g] ESAL GmbH, senior note, Reg S, 6.25%, 2/05/23	Brazil	111,000	106,665
[g] JBS Investments GmbH, senior note, Reg S, 7.25%, 4/03/24	Brazil	46,000	45,814

			152,479

Health Care Providers & Services 0.5%
[d] HCA Inc., senior secured bond, first lien, 5.25%, 4/15/25	United States	153,000	163,327
Kindred Healthcare Inc., senior note, 8.75%, 1/15/23	United States	282,000	283,410

			446,737

Hotels, Restaurants & Leisure 2.1%
[e] Golden Nugget Inc., senior note, 144A, 8.75%, 10/01/25	United States	417,000	434,722
[d,e] Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp., senior secured note, second lien, 144A, 10.25%, 11/15/22	United States	634,000	698,193
[e] Mohegan Gaming & Entertainment, senior note, 144A, 7.875%, 10/15/24	United States	590,000	623,925

			1,756,840

Household Durables 1.3%
[e] K Hovnanian Enterprises Inc., 144A, secured note, 10.00%, 7/15/22	United States	273,000	298,935
secured note, second lien, 10.50%, 7/15/24	United States	693,000	770,962
senior note, 8.00%, 11/01/19	United States	48,000	51,240

			1,121,137

Household Products 0.3%
[e] Kronos Acquisition Holdings Inc., senior note, 144A, 9.00%, 8/15/23	Canada	224,000	211,120

Independent Power & Renewable Electricity Producers 0.4%
[d,e] Atlantica Yield PLC, senior note, 144A, 7.00%, 11/15/19	Spain	351,000	377,325

franklintempleton.com	Semiannual Report	17

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

	Country	Principal Amount*		Value
Corporate Bonds and Notes (continued)
Machinery 0.3%
[e] Navistar International Corp., senior note, 144A, 6.625%, 11/01/25	United States	189,000		$196,207
[e] Titan International Inc., senior secured note, 144A, 6.50%, 11/30/23	United States	66,000		65,815

				262,022

Media 5.8%
[e] American Media Inc., 144A, secured note, second lien, 5.50%, 9/01/21	United States	205,232		232,682
sub. note, zero cpn., 3/01/22	United States	2,417,010		2,175,309
[e] Lee Enterprises Inc., senior secured note, first lien, 144A, 9.50%, 3/15/22	United States	470,000		486,450
The McClatchy Co., senior bond, 7.15%, 11/01/27	United States	124,000		129,890
senior bond, 6.875%, 3/15/29	United States	524,000		483,390
senior secured note, first lien, 9.00%, 12/15/22	United States	97,000		101,426
[d,e,i] Postmedia Network Inc., secured note, second lien, 144A, PIK, 10.25%, 7/15/23	Canada	482,711		552,101
[e] Time Inc., senior note, 144A, [d] 5.75%, 4/15/22	United States	658,000		690,077
7.50%, 10/15/25	United States	95,000		111,625

				4,962,950

Mortgage Real Estate Investment Trusts (REITs) 0.9%
[g] JP Morgan Structured Products BV, senior note, Reg S, zero cpn., 1/18/18	Egypt	13,837,000	EGP	765,530

Oil, Gas & Consumable Fuels 5.1%
Calumet Specialty Products Partners LP / Calumet Finance Corp., senior note, 7.625%, 1/15/22	United States	107,000		107,802
[e] Cheniere Corpus Christi Holdings LLC, secured bond, 144A, 5.125%, 6/30/27	United States	153,000		158,546
[e] CONSOL Mining Corp., secured note, second lien, 144A, 11.00%, 11/15/25	United States	140,000		141,050
[e] Endeavor Energy Resources LP / EER Finance Inc., senior note, 144A, 5.50%, 1/30/26	United States	38,000		38,522
[g,h] EP PetroEcuador via Noble Sovereign Funding I Ltd., FRN, Reg S, 6.961%, (3-Month USD LIBOR + 5.63%), 9/24/19	Ecuador	105,263		107,895
Petrobras Global Finance BV, senior note, 5.375%, 1/27/21	Brazil	102,000		106,335
8.375%, 5/23/21	Brazil	298,000		339,273
6.125%, 1/17/22	Brazil	377,000		402,447
6.25%, 3/17/24	Brazil	168,000		179,063
Petroleos Mexicanos, senior note, 6.375%, 2/04/21	Mexico	108,000		118,260
6.875%, 8/04/26	Mexico	59,000		67,360
[g,h] FRN, Reg S, 4.967%, (3-Month USD LIBOR + 3.65%), 3/11/22	Mexico	66,000		72,534
[g] Reg S, 5.375%, 3/13/22	Mexico	75,000		80,363
[g] Reg S, 1.875%, 4/21/22	Mexico	200,000	EUR	244,729
[g] Reg S, 3.75%, 2/21/24	Mexico	100,000	EUR	128,266
[d,e] Sable Permian Resources Land LLC, senior secured note, first lien, 144A,
13.00%, 11/30/20	United States	1,255,000		1,471,488
[d] Whiting Petroleum Corp., senior note, 5.00%, 3/15/19	United States	542,000		548,775

				4,312,708

Paper & Forest Products 2.4%
[d] Resolute Forest Products Inc., senior note, 5.875%, 5/15/23	United States	1,965,000		2,038,687

Personal Products 0.2%
[e] Avon International Operations Inc., senior secured note, first lien, 144A, 7.875%, 8/15/22	United Kingdom	189,000		192,249

18	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

	Country	Principal Amount*	Value

Corporate Bonds and Notes (continued)
Semiconductors & Semiconductor Equipment 0.4%
[e] Broadcom Corp. / Broadcom Cayman Finance Ltd., senior bond, 144A, 3.50%, 1/15/28	United States	355,000	$337,214

Specialty Retail 1.3%
[e] PetSmart Inc., 144A,
senior note, 7.125%, 3/15/23	United States	17,000	12,452
senior note, 8.875%, 6/02/25	United States	420,000	317,100
[d] senior secured note, first lien, 5.875%, 6/01/25	United States	890,000	769,850

			1,099,402

Trading Companies & Distributors 0.0%†
[g] Noble Group Ltd., senior note, Reg S,
3.625%, 3/20/18	Hong Kong	17,000	8,585
8.75%, 3/09/22	Hong Kong	34,000	14,010

			22,595

Wireless Telecommunication Services 0.3%
Digicel Group Ltd.,
[g] Reg S, 8.25%, 9/30/20	Bermuda	150,000	144,902
[e] senior note, 144A, 8.25%, 9/30/20	Bermuda	132,000	127,513

			272,415

Total Corporate Bonds and Notes (Cost $27,137,860)			29,419,621

Foreign Government and Agency Securities 3.3%
[g] Africa Finance Corp., senior note, Reg S, 3.875%, 4/13/24	Supranational	200,000	202,057
Banco Central de la República Argentina SA, zero cpn., 6/13/18	Argentina	7,282,561 ARS	361,599
[g] Eastern and Southern African Trade and Development Bank, senior note, Reg S, 5.375%, 3/14/22	Supranational	200,000	210,561
Government of Argentina, 7.82%, 12/31/33	Argentina	276,597 EUR	377,503
2.26% to 3/31/19, 4.74% thereafter, 12/31/38	Argentina	328,282 EUR	279,117
[h] senior note, FRN, 27.493%, (ARPP7DRR), 6/21/20	Argentina	862,341 ARS	53,442
[g] senior note, Reg S, 3.875%, 1/15/22	Argentina	200,000 EUR	248,922
senior note, 5.625%, 1/26/22	Argentina	131,000	137,812
[g] Government of Ecuador, senior note, Reg S, 10.75%, 3/28/22	Ecuador	200,000	231,500
[g] Government of Paraguay, senior note, Reg S, 4.625%, 1/25/23	Paraguay	200,000	211,450
Government of Russia, 7.40%, 12/07/22	Russia	9,315,000 RUB	161,889
[g] National Highways Authority of India, senior note, Reg S, 7.30%, 5/18/22	India	20,000,000 INR	316,089

Total Foreign Government and Agency Securities
(Cost $2,555,967)			2,791,941

Asset-Backed Securities and Commercial Mortgage-Backed Securities 34.1%
Diversified Financial Services 8.0%
[e] Club Credit 2017-NP1 Trust, B, 144A, 3.17%, 4/17/23	United States	250,000	250,530
[k] Equity One Mortgage Pass-Through 2002-2 Trust, AV1, FRN, 1.798%, (1-Month
USD LIBOR + 0.28%), 10/25/32	United States	370,263	332,767
[k] GSAMP 2004-HE2 Trust, M2, FRN, 2.979%, (1-Month USD LIBOR + 1.65%), 9/25/34	United States	151,063	147,036
[e,k] Katonah Ltd 2008-IA Trust, B1L, 144A, FRN, 4.363%, (3-Month USD LIBOR + 3.00%), 4/23/22	United States	1,000,000	1,002,655
[k] National Collegiate Student Loan 2007-4 Trust, A3A2, FRN, 4.828%, (28 Day T-Bill), 3/25/38	United States	1,000,000	953,602
[e,k] Palmer Square CLO Ltd. 2017-1A, 144A, FRN, 4.816%, (3-Month USD LIBOR + 3.50%), 5/21/29	United States	1,000,000	1,021,169

franklintempleton.com	Semiannual Report	19

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

	Country	Principal Amount*	Value
Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
Diversified Financial Services (continued)
[e] Prosper Marketplace Issuance 2017-2A Trust, B, 144A, 3.48%, 9/15/23	United States	200,000	$201,143
[k] RAAC Series Trust, FRN,
2005-SP3, M3, 3.829%, (1-Month USD LIBOR + 2.50%), 12/25/35	United States	800,000	808,002
2007-SP1, M1, 1.808%, (1-Month USD LIBOR + 0.57%), 3/25/37	United States	100,000	98,857
[e] S-Jets Ltd. 2017-1, A, 144A, 3.967%, 8/15/42	Bermuda	983,333	989,654
[e] VOLT LVII LLC 2017-NPL4, A1, 144A, 3.375%, 4/25/47	United States	407,116	410,425
[e,k] Westchester CLO Ltd. 2007-1A, E, 144A, FRN, 5.677%, (3-Month USD LIBOR + 4.30%), 8/01/22	United States	595,616	597,386

			6,813,226

Mortgage Real Estate Investment Trusts (REITs) 26.1%
[j] American Home Mortgage Assets 2005-1 Trust, 1A1, FRN, 3.647%, 11/25/35	United States	229,432	205,089
[e,k] BAMLL Commercial Mortgage Securities 2015-ASHF Trust, E, 144A, FRN, 5.25%, (1-Month USD LIBOR + 4.00%), 1/15/28	United States	1,000,000	1,005,259
[j] Banc of America Mortgage 2005-L Trust, 3A1, FRN, 3.429%, 1/25/36	United States	544,597	510,666
[e,j] BCAP LLC Trust, 144A, FRN,
2009-RR6, 3A1, 3.523%, 12/26/37	United States	568,807	569,742
2010-RR1, 1A4, 3.466%, 3/26/37	United States	495,867	430,440
[j] Bear Stearns ARM 2006-2 Trust, 4A1, FRN, 3.512%, 7/25/36	United States	88,779	83,966
[e,k] BX 2017-APPL Trust, E, 144A, FRN, 4.40%, (1-Month USD LIBOR + 3.15%), 7/15/34	United States	1,750,000	1,761,801
[j] Chase Mortgage Finance Series 2007-A2 Trust, 2A2, FRN, 3.577%, 7/25/37	United States	424,254	427,297
Citigroup Mortgage Loan Trust,
[j] 2006-AR7, 2A4A, FRN, 3.355%, 11/25/36	United States	630,398	540,292
[e,k] 2008-RR1, A1A1, 144A, FRN, 1.398%, (1-Month USD LIBOR + 0.07%), 1/25/37	United States	929,262	742,739
[e] 2009-8, 2A2, 144A, 6.10%, 4/25/37	United States	437,178	332,246
COMM Mortgage 2006-C8 Trust, AJ, 5.377%, 12/10/46	United States	1,590,825	1,602,904
Countrywide Alternative Loan Trust,
2005-73CB, 1A2, 6.25%, 1/25/36	United States	251,158	255,585
[k] 2005-IM1, A1, FRN, 1.629%, (1-Month USD LIBOR + 0.30%), 1/25/36	United States	216,209	207,587
2006-4CB, 2A3, 5.50%, 4/25/36	United States	114,803	109,833
Credit Suisse First Boston Mortgage Securities Corp. 2002-9, 1A2, 7.50%, 3/25/32	United States	565,658	642,595
CSMC Mortgage-Backed 2006-4 Trust, 9A1, 6.50%, 5/25/36	United States	884,666	557,514
[k] DSLA Mortgage Loan 2006-AR1 Trust, 2A1A, FRN, 1.884%, (12-Month Treasury
Average + 0.94%), 4/19/47	United States	1,160,880	1,125,741
[e,j] FHLM Seasoned Credit Risk Transfer 2017-2 Trust, M1, 144A, FRN, 4.00%, 8/25/56	United States	400,000	392,250
[j] GSAA Home Equity 2006-18 Trust, AF2A, FRN, 5.629%, 11/25/36	United States	370,417	205,602
Home Equity Mortgage 2004-6 Trust, M2, 5.821%, 4/25/35	United States	233,323	235,941
[e,k] Hyatt Hotel Portfolio 2017-HYT2 Trust, F, 144A, FRN, 4.302%, (1-Month USD LIBOR + 3.05%), 8/09/32	United States	475,000	476,314
[k] Impac CMB Trust, FRN,
2004-8, 3B, 3.863%, (1-Month USD LIBOR + 2.63%), 8/25/34	United States	186,641	180,200
2004-9, 1A2, 2.112%, (1-Month USD LIBOR + 0.88%), 1/25/35	United States	890,191	839,803
2005-2, 2B, 3.707%, (1-Month USD LIBOR + 2.48%), 4/25/35	United States	216,392	206,575
2005-4, 2B1, 3.713%, (1-Month USD LIBOR + 2.48%), 5/25/35	United States	202,782	194,842
[k] IndyMac Home Equity Loan Asset-Backed 2001-A Trust, AV, FRN, 1.849%, (1-Month USD LIBOR + 0.52%), 3/25/31	United States	754,344	731,041
IndyMac INDX Mortgage Loan Trust, FRN,
[k] 2004-AR14, 2A1A, 2.049%, (1-Month USD LIBOR + 0.72%), 1/25/35	United States	795,005	659,203
[k] 2005-16IP, A1, 1.969%, (1-Month USD LIBOR + 0.64%), 7/25/45	United States	326,244	316,049
[k] 2006-AR29, A2, 1.409%, (1-Month USD LIBOR + 0.08%), 11/25/36	United States	233,342	218,027
[j] 2007-AR15, 2A1, 3.537%, 8/25/37	United States	496,480	436,696

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

	Country	Principal Amount*	Value

Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
Mortgage Real Estate Investment Trusts (REITs) (continued)
JPMorgan Chase Commercial Mortgage Securities Trust,
2006-LDP9, AM, 5.372%, 5/15/47	United States	247,202	$248,900
[j] 2007-LD11, AM, FRN, 5.99%, 6/15/49	United States	241,354	245,855
[j] JPMorgan Mortgage Trust, FRN,
2006-A5, 6A1, 3.221%, 8/25/36	United States	528,222	452,033
2007-A2, 2A1, 3.575%, 4/25/37	United States	353,949	347,055
[j] MASTR Seasoned Securitization 2004-1 Trust, 4A1, FRN, 3.573%, 10/25/32	United States	83,563	84,705
[j] Merrill Lynch Mortgage Investors MLMI Series 2003-A2 Trust, 1M1, FRN, 3.107%, 3/25/33	United States	309,827	219,127
[e,k] Motel 6 2017-MTL6 Trust, E, 144A, FRN, 4.496%, (1-Month USD LIBOR + 3.25%), 8/15/34	United States	398,488	401,506
[j] Provident Funding Mortgage Loan 2003-1 Trust, B1, FRN, 3.288%, 8/25/33	United States	96,644	91,107
[k] Securitized Asset Backed Receivables LLC 2004-OP2 Trust, A2, FRN, 2.029%, (1-Month USD LIBOR + 0.70%), 8/25/34	United States	199,024	182,517
[k] Sequoia Mortgage 2004-5 Trust, B1, FRN, 2.003%, (1-Month USD LIBOR + 0.72%), 6/20/34	United States	348,116	320,378
[j] Structured Adjustable Rate Mortgage Loan Series 2004-4 Trust, B1, FRN, 3.509%, 4/25/34	United States	472,758	396,595
[j] Wachovia Bank Commercial Mortgage Series 2007-C31 Trust, AJ, FRN, 5.66%, 4/15/47	United States	1,656,407	1,683,804
[k] WAMU Asset-Backed Certificates 2007-HE2 Trust, 2A4, FRN, 1.689%, (1-Month USD LIBOR + 0.36%), 4/25/37	United States	362,823	208,542
[k] WaMu Mortgage Pass-Through Certificates 2007-OA3 Trust, 2A1A, FRN, 1.761%, (1 Year CMT + 0.76%), 4/25/47	United States	83,583	83,284
[k] Washington Mutual Mortgage Pass-Through Certificates 2006-4, 3A2B, FRN, 1.317%, (1-Month USD LIBOR + 0.08%), 5/25/36	United States	425,471	299,042
[j] Washington Mutual MSC Mortgage Pass-Through Certificates Series Trust, FRN,
2003-AR2, M, 2.847%, 5/25/33	United States	182,308	159,481
2003-AR3, B1, 3.354%, 6/25/33	United States	416,352	370,888
[j] Wells Fargo Mortgage Backed Securities 2004-G Trust, B1, FRN, 3.355%, 6/25/34	United States	282,633	261,173

			22,259,831

Total Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $28,195,864)			29,073,057

	Country	Number of Contracts	Notional Amount*

Options Purchased 0.1%
Calls – Exchange-Traded 0.0%†
AMC Entertainment Holdings Inc., December Strike Price $17.00, Expires 12/15/17	United States	19	1,900	437
Frontier Communications Corp., January Strike Price $12.00, Expires 1/19/18	United States	37	3,700	370
The Macerich Co., December Strike Price $70.00, Expires 12/15/17	United States	32	3,200	1,472
The Macerich Co., March Strike Price $65.00, Expires 3/16/18	United States	16	1,600	6,400
Sinclair Broadcast Group Inc., December Strike Price $35.00, Expires 12/15/17	United States	179	17,900	10,919
SunPower Corp., January Strike Price $9.00, Expires 1/19/18	United States	75	7,500	2,850

				22,448

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

	Country	Number of Contracts	Notional Amount*		Value
Options Purchased (continued)
Calls – Over-the-Counter 0.0%†
Interest Rate Swaptions 0.0%†
Receive fixed 2.05%, Counterparty GSCO, pay float 3-month USD LIBOR, Expires 4/13/18	United States	1	1,188,000		$2,500

Puts – Exchange-Traded 0.1%
American Axle & Manufacturing Holdings Inc., January Strike Price $15.00, Expires 1/18/19	United States	29	2,900		4,857
Express Scripts Holding Co., May Strike Price $50.00, Expires 5/18/18	United States	59	5,900		5,251
GameStop Corp., January Strike Price $10.00, Expires 1/18/19	United States	93	9,300		7,347
Hertz Global Holdings Inc., January Strike Price $20.00, Expires 1/18/19	United States	27	2,700		14,040
Horizon Pharma PLC, February Strike Price $10.00, Expires 2/16/18	United States	101	10,100		1,263
iShares Russell 2000 ETF, December Strike Price $145.00, Expires 12/01/17	United States	57	5,700		57
Mallinckrodt PLC, January Strike Price $20.00, Expires 1/18/19	United States	38	3,800		14,402
PG&E Corp., December Strike Price $45.00, Expires 12/15/17	United States	19	1,900		133
S&P 500 Index, December Strike Price $2,450.00, Expires 12/15/17	United States	18	1,800		2,160
S&P 500 Index, December Strike Price $2,500.00, Expires 12/29/17	United States	79	7,900		34,760
SPDR S&P 500 ETF Trust, December Strike Price $255.00, Expires 12/22/17	United States	94	9,400		5,170
Tesla Inc., January Strike Price $250.00, Expires 1/19/18	United States	1	100		215

					89,655

Puts – Over-the-Counter 0.0%†
Currency Options 0.0%†
SAR/USD, January Strike Price 3.78 SAR, Counterparty GSCO, Expires 1/23/18	Saudi Arabia	1	2,390,525	SAR	588

Total Options Purchased (Cost $198,352)					115,191

		Country	Principal Amount*

U.S. Government and Agency Securities 1.3%
U.S. Treasury Bond, 3.00%, 5/15/47		United States	295,800		305,223
U.S. Treasury Note, 1.875%, 9/30/22		United States	690,000		681,671
2.25%, 8/15/27		United States	106,000		104,344

Total U.S. Government and Agency Securities (Cost $1,093,583)					1,091,238

Total Investments before Short Term Investments (Cost $62,736,470)					66,294,672

Short Term Investments 18.8%
Foreign Government and Agency Securities (Cost $135,152) 0.1%
[l] Egypt Treasury Bills, 3/06/18		Egypt	2,500,000	EGP	135,412

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

		Country	Shares	Value
Short-Tem Investments (continued)
Money Market Funds (Cost $13,328,844) 15.6%
[m] Fidelity Investments Money Market Funds, 0.97%		United States	13,328,844	$13,328,844

			Principal Amount*

Repurchase Agreements (Cost $2,609,960) 3.1%
[n] Joint Repurchase Agreement, 1.029%, 12/01/17
(Maturity Value $2,610,035)		United States	2,609,960	2,609,960
BNP Paribas Securities Corp. (Maturity Value $2,206,759)
Deutsche Bank Securities Inc. (Maturity Value $116,381)
HSBC Securities (USA) Inc. (Maturity Value $275,855)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $11,040)
Collateralized by U.S. Government Agency Securities, 1.875%, 9/18/18; [i]U.S. Treasury Bill, 4/19/18 - 5/31/18; and U.S. Treasury Note, 1.50% - 2.00%, 6/15/20 - 10/31/22 (valued at $2,662,511)

Total Investments (Cost $78,810,426) 96.5%				82,368,888
Options Written (0.1)%				(37,521)
Securities Sold Short (11.7)%				(10,019,865)
Other Assets, less Liabilities 15.3%				13,053,021

Net Assets 100.0%				$85,364,523

	Country	Number of Contracts	Notional Amount*

[o] Options Written (0.1)%
Calls – Exchange-Traded (0.1)%
The Macerich Co., March Strike Price $75.00, Expires 3/16/18	United States	16	1,600	(1,600)
NRG Yield Inc., C, February Strike Price $17.50, Expires 2/16/18	United States	71	7,100	(14,378)
NRG Yield Inc., C, February Strike Price $20.00, Expires 2/16/18	United States	71	7,100	(3,408)

				(19,386)

Puts – Exchange-Traded (0.0)%†
NRG Yield Inc., C, June Strike Price $20.00, Expires 6/15/18	United States	78	7,800	(18,135)

Total Options Written (Premiums Received $30,593)				(37,521)

		Country	Shares

[p] Securities Sold Short (11.7)%
Common Stocks (0.7)%
Energy Equipment & Services (0.1)%
Weatherford International PLC		United States	15,052	(49,671)

Equity Real Estate Investment Trusts (REITs) (0.3)%
Seritage Growth Properties, A		United States	6,061	(246,683)

Independent Power & Renewable Electricity Producers (0.3)%
NRG Yield Inc., C		United States	14,000	(266,700)

Internet Software & Services (0.0)%†
CoStar Group Inc.		United States	107	(32,632)

Oil, Gas & Consumable Fuels (0.0)%†
CONSOL Mining Corp.		United States	2,000	(44,000)

Total Common Stocks (Proceeds $667,380)				(639,686)

franklintempleton.com	Semiannual Report	23

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

	Country	Principal Amount*		Value
[p] Securities Sold Short (continued)
Corporate Bonds and Notes (11.0)%
Air Freight & Logistics (0.2)%
[g] Autostrade per l’italia SpA E, senior bond, Reg S, 1.75%, 2/01/27	Italy	137,000	EUR	$(169,838)

Auto Components (0.1)%
[e] American Axle & Manufacturing Inc., 144A, senior bond, 6.50%, 4/01/27	United States	40,000		(41,400)
senior note, 6.25%, 4/01/25	United States	68,000		(70,040)

				(111,440)

Automobiles (0.3)%
Ford Motor Co., senior bond, 4.346%, 12/08/26	United States	210,000		(218,980)

Chemicals (0.7)%
[e] CVR Partners LP / CVR Nitrogen Finance Corp., senior note, 144A, 9.25%, 6/15/23	United States	273,000		(290,404)
g K+S AG, Reg S,
senior bond, 3.00%, 6/20/22	Germany	83,000	EUR	(105,946)
senior note, 2.625%, 4/06/23	Germany	134,000	EUR	(168,272)

				(564,622)

Commercial Services & Supplies (0.6)%
[e] Olympus Merger Sub Inc., senior note, 144A, 8.50%, 10/15/25	United States	433,000		(423,799)
Quad/Graphics Inc., senior note, 7.00%, 5/01/22	United States	108,000		(111,240)

				(535,039)

Construction & Engineering (0.0)%†
[g] Astaldi SpA, senior note, Reg S, 7.125%, 12/01/20	Italy	26,000	EUR	(21,271)

Diversified Financial Services (0.2)%
[g] Garfunkelux Holdco 2 SA, second lien, Reg S, 11.00%, 11/01/23	Luxembourg	100,000	GBP	(147,911)

Diversified Telecommunication Services (0.3)%
[g] Telefonica Emisiones SAU G, senior bond, Reg S, 3.987%, 1/23/23	Spain	200,000	EUR	(279,739)

Electric Utilities (0.5)%
[g] Enel Finance International NV, senior bond, Reg S, 1.375%, 6/01/26	Italy	148,000	EUR	(180,980)
[e] Talen Energy Supply LLC, senior note, 144A, 9.50%, 7/15/22	United States	210,000		(219,450)

				(400,430)

Energy Equipment & Services (0.1)%
[e] Precision Drilling Corp., senior note, 144A, 7.125%, 1/15/26	Canada	109,000		(110,091)

Equity Real Estate Investment Trusts (REITs) (0.0)%†
[e] Rayonier AM Products Inc., senior bond, 144A, 5.50%, 6/01/24	United States	22,000		(21,815)

Food & Staples Retailing (0.4)%
[e] Rite Aid Corp., senior note, 144A, 6.125%, 4/01/23	United States	350,000		(325,062)

Health Care Providers & Services (0.8)%
[e] Mallinckrodt International Finance SA / Mallinckrodt CB LLC, senior note, 144A, 5.75%, 8/01/22	United States	615,000		(570,412)
5.625%, 10/15/23	United States	41,000		(36,183)
[e] West Street Merger Sub Inc., senior note, 144A, 6.375%, 9/01/25	United States	109,000		(110,635)

				(717,230)

Hotels, Restaurants & Leisure (0.6)%
[e] CRC Escrow Issuer LLC / CRC Finco Inc., senior note, 144A, 5.25%, 10/15/25	United States	514,000		(515,285)

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

	Country	Principal Amount*		Value
[p] Securities Sold Short (continued)
Corporate Bonds and Notes (continued)
Independent Power and Renewable Electricity Producers (0.2)%
Calpine Corp., senior bond, 5.75%, 1/15/25	United States	152,000		$(147,060)

Internet Software & Services (0.4)%
[e] Rackspace Hosting Inc., senior note, 144A, 8.625%, 11/15/24	United States	305,000		(327,875)

Machinery (0.4)%
[g] Galapagos Holding SA, senior secured note, first lien, Reg S, 7.00%, 6/15/22	Luxembourg	117,000	EUR	(122,661)
John Deere Capital Corp., senior note, 2.80%, 3/06/23	United States	179,000		(180,479)

				(303,140)

Media (0.5)%
[e] Altice Financing SA, senior secured note, first lien, 144A, 6.50%, 1/15/22	Luxembourg	47,000		(48,645)
AMC Entertainment Holdings Inc., senior note, 5.75%, 6/15/25	United States	200,000		(195,750)
DISH DBS Corp., senior note, 7.75%, 7/01/26	United States	194,000		(210,005)

				(454,400)

Multiline Retail (0.5)%
Kohl’s Corp., senior bond, 4.25%, 7/17/25	United States	89,000		(90,281)
Target Corp., senior bond, 3.625%, 4/15/46	United States	322,000		(304,299)

				(394,580)

Oil, Gas & Consumable Fuels (0.9)%
[e] California Resources Corp., secured note, second lien, 144A, 8.00%, 12/15/22	United States	308,000		(229,075)
[e] Denbury Resources Inc., secured note, 144A, 9.00%, 5/15/21	United States	151,000		(146,470)
Whiting Petroleum Corp., senior note, 5.75%, 3/15/21	United States	310,000		(312,325)
6.25%, 4/01/23	United States	99,000		(99,495)

				(787,365)

Pharmaceuticals (1.3)%
Actavis Funding SCS, senior bond, 3.80%, 3/15/25	United States	403,000		(406,195)
[e] Horizon Pharma Inc. / Horizon Pharma USA Inc., senior note, 144A, 8.75%, 11/01/24	United States	101,000		(107,313)
Mylan NV, senior note, 3.95%, 6/15/26	United States	145,000		(144,819)
Teva Pharmaceutical Finance Netherlands III BV, senior note, 2.20%, 7/21/21	Israel	202,000		(185,779)
[e] Valeant Pharmaceuticals International Inc., senior bond, 144A, 6.125%, 4/15/25	United States	344,000		(296,270)

				(1,140,376)

Road & Rail (0.1)%
The Hertz Corp., senior note, 7.375%, 1/15/21	United States	67,000		(67,503)

Semiconductors & Semiconductor Equipment (0.2)%
QUALCOMM Inc., senior bond, 3.45%, 5/20/25	United States	206,000		(205,009)

Specialty Retail (0.1)%
[e] Gamestop Corp., senior note, 144A, 6.75%, 3/15/21	United States	95,000		(99,512)

Technology Hardware, Storage & Peripherals (0.4)%
[e] Dell International LLC / EMC Corp., senior note, 144A, 7.125%, 6/15/24	United States	270,000		(293,064)

Tobacco (0.0)%†
Alliance One International Inc., senior note, 9.875%, 7/15/21	United States	12,000		(11,085)

franklintempleton.com	Semiannual Report	25

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

	Country	Principal Amount*	Value
[p] Securities Sold Short (continued)
Corporate Bonds and Notes (continued)
Trading Companies & Distributors (0.9)%
GATX Corp., senior bond, 4.85%, 6/01/21	United States	576,000	$(618,126)
[g] Noble Group Ltd., senior bond, Reg S, 6.75%, 1/29/20	Hong Kong	327,000	(136,523)

			(754,649)

Wireless Telecommunication Services (0.3)%
[g] Digicel Group Ltd., senior note, Reg S, 7.125%, 4/01/22	Bermuda	282,000	(255,808)

Total Corporate Bonds and Notes (Proceeds $9,196,187)			(9,380,179)

Total Securities Sold Short (Proceeds $9,863,567)			$(10,019,865)

See Abbreviations on page 49.

†Rounds to less than 0.1% of net assets.

*The principal/notional amount is stated in U.S. dollars unless otherwise indicated.

aNon-income producing.

bFair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.

cA portion or all of the security is held in connection with written option contracts open at period end.

dA portion or all of the security has been segregated as collateral for securities sold short, open swap contracts, open forward exchange contracts, open futures contracts and open written option contracts. At November 30, 2017, the aggregate value of these securities and/or cash pledged amounted to $19,148,108, representing 22.4% of net assets.

eSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At November 30, 2017, the net value of these securities was $26,487,674, representing 31.0% of net assets.

fA portion or all of the security purchased on a delayed delivery basis. See Note 1(d).

gSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At November 30, 2017, the net value of these securities was $2,197,815, representing 2.6% of net assets.

hThe coupon rate shown represents the rate at period end.

iIncome may be received in additional securities and/or cash.

jAdjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.

kThe coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.

lThe security was issued on a discount basis with no stated coupon rate.

mThe rate shown is the annualized seven-day yield at period end.

nSee Note 1(c) regarding joint repurchase agreement.

oSee Note 1(e) regarding written options.

pSee Note 1(f) regarding securities sold short.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

At November 30, 2017, the Fund had the following futures contracts outstanding. See Note 1(e).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
S&P 500 E-Mini Index	Short	2	$264,790	12/15/17	$(16,213)

Interest Rate Contracts
Euro BOBL	Short	4	626,119	12/07/17	754
Euro-Bund	Short	3	581,032	12/07/17	(759)
Euro-Buxl 30 Yr. Bond	Short	2	397,877	12/07/17	127

			1,605,028		122

Total Futures Contracts					$(16,091)

*As of period end.

At November 30, 2017, the Fund had the following forward exchange contracts outstanding. See Note 1(e).

Forward Exchange Contracts

Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Brazilian Real	JPHQ	Buy	742,376	227,068		12/04/17	$—	$(382)
Brazilian Real	JPHQ	Sell	742,376	225,815		12/04/17	—	(871)
Czech Koruna	JPHQ	Sell	16,176,151	619,100	EUR	12/15/17	32,154	(50,328)
Euro	JPHQ	Buy	676	802		12/15/17	3	—
Euro	JPHQ	Sell	619,775	16,176,151	CZK	12/15/17	54,052	(36,683)
Indian Rupee	JPHQ	Sell	17,633,512	267,803		12/18/17	—	(5,105)
Chinese Yuan	JPHQ	Sell	2,034,377	307,796		12/20/17	545	—
Euro	JPHQ	Buy	1,006,254	1,196,646		12/20/17	5,946	(3,089)
Euro	JPHQ	Sell	1,823,436	2,188,206		12/20/17	16,068	(1,485)
Indian Rupee	JPHQ	Buy	10,118,326	155,237		12/20/17	1,325	—
Indian Rupee	JPHQ	Sell	10,118,326	156,400		12/20/17	—	(162)
Mexican Peso	JPHQ	Buy	17,614,088	925,130		12/20/17	18,291	(1,661)
Mexican Peso	JPHQ	Sell	20,150,807	1,103,237		12/20/17	30,659	(4,812)
Russian Ruble	JPHQ	Buy	89,469,567	1,530,686		12/20/17	1,927	(7,951)
Russian Ruble	JPHQ	Sell	99,076,313	1,692,300		12/20/17	6,513	(2,585)
South African Rand	JPHQ	Buy	12,596,605	898,780		12/20/17	16,823	(222)
South African Rand	JPHQ	Sell	14,821,389	1,080,071		12/20/17	12,663	(9,645)
South Korean Won	JPHQ	Sell	543,417,301	480,478		12/20/17	78	(19,027)
Turkish Lira	JPHQ	Buy	3,918,335	1,036,470		12/20/17	2,135	(44,412)
Turkish Lira	JPHQ	Sell	3,918,335	1,032,923		12/20/17	38,981	(249)
Indonesian Rupiah	JPHQ	Buy	2,193,969,742	162,036		12/21/17	—	(141)
Brazilian Real	JPHQ	Buy	527,934	161,250		1/03/18	—	(589)
Czech Koruna	JPHQ	Sell	3,530,738	133,588	EUR	1/10/18	15,151	(21,147)
Euro	JPHQ	Sell	132,874	3,530,738	CZK	1/10/18	18,125	(11,277)
Euro	JPHQ	Sell	714	791		1/10/18	—	(61)
British Pound	JPHQ	Sell	990,000	1,343,541		1/31/18	1,440	—
Euro	JPHQ	Sell	730,000	866,336		1/31/18	—	(6,245)

Total Forward Exchange Contracts							$272,879	$(228,129)

Net unrealized appreciation (depreciation)							$ 44,750

*In U.S. dollars unless otherwise indicated.

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

At November 30, 2017, the Fund had the following credit default swap contracts outstanding. See Note 1(e).

Credit Default Swap Contracts

Description	Periodic Payment Rate Received (Paid)	Payment Frequency		Maturity Date	Notional Amount[a]		Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]
Centrally Cleared Swap Contracts

Contracts to Buy Protection[c]

Single Name
Government of Mexico	(1.00%)	Quarterly		12/20/21	301,000		$(2,754)	$8,522	$(11,276)
Government of Mexico	(1.00%)	Quarterly		12/20/22	23,000		21	166	(145)
Government of South Africa	(1.00%)	Quarterly		12/20/21	394,000		6,719	26,965	(20,246)
Government of South Africa	(1.00%)	Quarterly		6/20/22	376,000		10,231	19,788	(9,557)
Government of South Africa	(1.00%)	Quarterly		12/20/22	60,000		2,224	2,064	160
Government of South Korea	(1.00%)	Quarterly		12/20/21	355,184		(6,888)	(10,020)	3,132
Government of South Korea	(1.00%)	Quarterly		12/20/22	50,290		(999)	(1,201)	202
Government of Turkey	(1.00%)	Quarterly		12/20/20	503,000		4,608	41,382	(36,774)
Government of Turkey	(1.00%)	Quarterly		6/20/21	159,000		2,677	10,950	(8,273)
Government of Turkey	(1.00%)	Quarterly		12/20/21	98,000		2,384	5,993	(3,609)
Government of Turkey	(1.00%)	Quarterly		6/20/22	6,000		210	316	(106)

Traded Index
CDX.NA.HY.25	(5.00%)	Quarterly		12/20/20	1,416,200		(95,100)	14,162	(109,262)
CDX.NA.HY.28	(5.00%)	Quarterly		6/20/22	891,000		(75,492)	(65,793)	(9,699)

Contracts to Sell Protection[c,d]

Single Name
Government of Russia	1.00%	Quarterly		6/20/21	457,000		2,031	(33,432)	35,463	BB+
Government of Russia	1.00%	Quarterly		12/20/21	189,000		58	(7,019)	7,077	BB+
Government of Turkey	1.00%	Quarterly		12/20/22	136,000		(6,160)	(6,150)	(10)	BB+

Total Centrally Cleared Swap Contracts							$(156,230)	$ 6,693	$ (162,923)

OTC Swap Contracts

Contracts to Buy Protection[c]

Single Name			Counterparty

American Axle & Manufacturing Holdings Inc.	(5.00%)	Quarterly	JPHQ	12/20/21	226,000		(30,529)	(18,927)	(11,602)
American Axle & Manufacturing Holdings Inc.	(5.00%)	Quarterly	BZWS	6/20/22	(30,000)		(3,953)	(1,621)	(2,332)
American Axle & Manufacturing Holdings Inc.	(5.00%)	Quarterly	JPHQ	6/20/22	76,000		(10,015)	(3,592)	(6,423)
Astaldi SpA	(5.00%)	Quarterly	BZWS	6/20/18	54,000	EUR	15,680	(72)	15,752
Boparan Finance PLC	(5.00%)	Quarterly	JPHQ	12/20/19	100,000	EUR	(2,092)	(4,368)	2,276
Caterpillar Financial Services Corp.	(1.00%)	Quarterly	JPHQ	6/20/21	618,000		(17,394)	1,861	(19,255)
Ford Motor Co.	(5.00%)	Quarterly	GSCO	12/20/21	182,000		(33,477)	(24,937)	(8,540)
Ford Motor Co.	(5.00%)	Quarterly	GSCO	12/20/21	189,000		(34,765)	(24,504)	(10,261)
Ford Motor Credit Company LLC	(5.00%)	Quarterly	GSCO	12/20/21	189,000		(34,628)	(25,066)	(9,562)
Frontier Communications Corp.	(5.00%)	Quarterly	GSCO	12/20/19	115,000		13,670	10,613	3,057
Galapagos Holding SA	(5.00%)	Quarterly	BZWS	6/20/18	71,000	EUR	(1,995)	(821)	(1,174)
Galapagos Holding SA	(5.00%)	Quarterly	GSCO	12/20/19	20,000	EUR	(108)	1,400	(1,508)
Galapagos Holding SA	(5.00%)	Quarterly	BZWS	12/20/19	33,000	EUR	(177)	2,692	(2,869)
Glencore International AG	(5.00%)	Quarterly	JPHQ	12/20/22	196,000	EUR	(45,418)	(43,016)	(2,402)
Glencore International AG	(5.00%)	Quarterly	JPHQ	12/20/22	196,000	EUR	(45,418)	(42,655)	(2,763)
Honeywell International Inc.	(1.00%)	Quarterly	MSCO	12/20/22	403,000		(14,908)	(14,156)	(752)
Itochu Corp.	(1.00%)	Quarterly	GSCO	6/20/22	17,300,000	JPY	(5,158)	(4,691)	(467)
Itochu Corp.	(1.00%)	Quarterly	JPHQ	6/20/22	4,307,000	JPY	(1,284)	(1,205)	(79)
JFE Holdings, Inc.	(1.00%)	Quarterly	GSCO	6/20/22	5,746,000	JPY	(1,539)	(1,607)	68
JFE Holdings, Inc.	(1.00%)	Quarterly	JPHQ	6/20/22	3,802,000	JPY	(1,019)	(1,080)	61

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

Credit Default Swap Contracts (continued)

Description	Periodic Payment Rate Received (Paid)	Payment Frequency	Counterparty	Maturity Date	Notional Amount[a]		Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]
OTC Swap Contracts (continued)

Contracts to Buy Protection[c] (continued)

Single Name (continued)
K. Hovnanian Enterprises Inc.	(5.00%)	Quarterly	GSCO	12/20/22	30,000		$9,995	$5,482	$4,513
K. Hovnanian Enterprises Inc.	(5.00%)	Quarterly	GSCO	12/20/22	101,000		33,651	25,019	8,632
K. Hovnanian Enterprises Inc.	(5.00%)	Quarterly	GSCO	12/20/22	104,000		34,650	26,278	8,372
K. Hovnanian Enterprises Inc.	(5.00%)	Quarterly	BZWS	12/20/22	190,000		63,304	48,008	15,296
K. Hovnanian Enterprises Inc.	(5.00%)	Quarterly	GSCO	12/20/22	213,000		70,967	66,590	4,377
K. Hovnanian Enterprises Inc.	(5.00%)	Quarterly	GSCO	12/20/22	227,000		75,631	73,259	2,372
Lloyds Bank PLC	(1.00%)	Quarterly	JPHQ	12/20/22	196,000	EUR	(4,121)	(2,656)	(1,465)
Lloyds Bank PLC	(1.00%)	Quarterly	BOFA	12/20/22	196,000	EUR	(4,121)	(2,435)	(1,686)
Macy’s Retail Holdings Inc.	(1.00%)	Quarterly	JPHQ	12/20/21	86,000		2,982	4,791	(1,809)
Macy’s Retail Holdings Inc.	(1.00%)	Quarterly	JPHQ	12/20/21	172,000		5,963	10,218	(4,255)
Marubeni Corp.	(1.00%)	Quarterly	GSCO	6/20/22	27,269,000	JPY	(7,034)	(6,117)	(917)
Marubeni Corp.	(1.00%)	Quarterly	JPHQ	6/20/22	6,291,000	JPY	(1,623)	(1,491)	(132)
MBIA Inc.	(5.00%)	Quarterly	GSCO	12/20/20	28,000		3,729	1,991	1,738
MBIA Inc.	(5.00%)	Quarterly	GSCO	12/20/20	99,000		13,186	4,010	9,176
Mitsui O.S.K. Lines Ltd.	(1.00%)	Quarterly	JPHQ	6/20/22	9,678,000	JPY	(790)	(674)	(116)
Mitsui O.S.K. Lines Ltd.	(1.00%)	Quarterly	JPHQ	6/20/22	3,618,000	JPY	(295)	(252)	(43)
Pitney Bowes Inc.	(1.00%)	Quarterly	JPHQ	12/20/21	159,500		12,769	6,345	6,424
R. R. Donnelley & Sons Co.	(5.00%)	Quarterly	GSCO	12/20/22	13,000		616	277	339
R. R. Donnelley & Sons Co.	(5.00%)	Quarterly	JPHQ	12/20/22	40,000		1,895	624	1,271
R. R. Donnelley & Sons Co.	(5.00%)	Quarterly	JPHQ	12/20/22	40,000		1,895	1,172	723
R. R. Donnelley & Sons Co.	(5.00%)	Quarterly	GSCO	12/20/22	26,000		1,231	2,575	(1,344)
R. R. Donnelley & Sons Co.	(5.00%)	Quarterly	GSCO	12/20/22	34,000		1,610	2,686	(1,076)
Rallye SA	(5.00%)	Quarterly	BZWS	6/20/19	71,000	EUR	(4,255)	4,009	(8,264)
Rallye SA	(5.00%)	Quarterly	JPHQ	6/20/19	175,000	EUR	(10.488)	10,551	(21,039)
Rallye SA	(5.00%)	Quarterly	GSCO	12/20/19	10,000	EUR	(634)	480	(1,114)
Rallye SA	(5.00%)	Quarterly	GSCO	12/20/21	27,000	EUR	(83)	1,072	(1,155)
Rallye SA	(5.00%)	Quarterly	GSCO	12/20/22	49,000	EUR	1,832	614	1,218
Sharp Corp.	(1.00%)	Quarterly	JPHQ	12/20/18	4,914,000	JPY	(167)	392	(559)
The Hertz Corp.	(5.00%)	Quarterly	MSCO	6/20/22	22,000		1,939	3,927	(1,988)
The Hertz Corp.	(5.00%)	Quarterly	GSCO	6/20/22	69,000		6,080	5,440	640
The Hertz Corp.	(5.00%)	Quarterly	GSCO	6/20/22	42,000		3,701	5,636	(1,935)
The Hertz Corp.	(5.00%)	Quarterly	BZWS	6/20/22	102,000		8,989	13,694	(4,705)
Transocean Inc.	(5.00%)	Quarterly	BZWS	6/20/22	2,000		(131)	71	(202)
Transocean Inc.	(5.00%)	Quarterly	GSCO	6/20/22	43,000		(2,818)	1,920	(4,738)
Windstream Services LLC	(5.00%)	Quarterly	BZWS	12/20/22	25,000		8,367	7,211	1,156
Windstream Services LLC	(5.00%)	Quarterly	GSCO	12/20/22	84,000		28,113	25,637	2,476
Windstream Services LLC	(5.00%)	Quarterly	GSCO	12/20/22	84,000		28,113	27,323	790
Windstream Services LLC	(5.00%)	Quarterly	GSCO	12/20/22	126,000		42,169	38,191	3,978
Windstream Services LLC	(5.00%)	Quarterly	GSCO	12/20/22	120,000		40,161	42,668	(2,507)

Contracts to Sell Protection[c,d]

Single Name
Boparan Finance PLC	5.00%	Quarterly	JPHQ	12/20/22	100,000	EUR	(5,070)	(5,719)	649	B-
Centurylink Inc.	1.00%	Quarterly	BZWS	12/20/22	93,000		(17,610)	(18,335)	725	B+
Centurylink Inc.	1.00%	Quarterly	BZWS	12/20/22	56,000		(10,604)	(10,870)	266	B+
Centurylink Inc.	1.00%	Quarterly	GSCO	12/20/22	37,000		(7,006)	(7,120)	114	B+
Frontier Communications Corp.	5.00%	Quarterly	BZWS	12/20/22	14,000		(4,075)	(4,010)	(65)	B
Galapagos Holding SA	5.00%	Quarterly	JPHQ	12/20/22	50,000	EUR	(5,961)	(10,619)	4,658	CCC+
Galapagos Holding SA	5.00%	Quarterly	BZWS	12/20/22	33,000	EUR	(3,724)	(6,806)	3,082	CCC+
Galapagos Holding SA	5.00%	Quarterly	GSCO	12/20/22	20,000	EUR	(2,384)	(4,106)	1,722	CCC+
Galapagos Holding SA	5.00%	Quarterly	GSCO	12/20/22	20,000	EUR	(2,257)	(2,191)	(66)	CCC+

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

Credit Default Swap Contracts (continued)

Description	Periodic Payment Rate Received (Paid)	Payment Frequency	Counterparty	Maturity Date	Notional Amount[a]	Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]
OTC Swap Contracts (continued)

Contracts to Sell Protection[c,d] (continued)

Single Name (continued)
K. Hovnanian Enterprises Inc.	5.00%	Quarterly	GSCO	12/20/18	97,000	$ (23,158)	$(22,217)	$ (941)	BB
K. Hovnanian Enterprises Inc.	5.00%	Quarterly	GSCO	6/20/19	389,000	(97,530)	(91,739)	(5,791)	BB
K. Hovnanian Enterprises Inc.	5.00%	Quarterly	BZWS	12/20/19	177,000	(46,355)	(20,557)	(25,798)	BB
K. Hovnanian Enterprises Inc.	5.00%	Quarterly	GSCO	12/20/19	96,000	(25,142)	(10,621)	(14,521)	BB
Windstream Services LLC	5.00%	Quarterly	BZWS	12/20/18	84,000	(6,351)	(8,832)	2,481	BB
Windstream Services LLC	5.00%	Quarterly	GSCO	12/20/18	84,000	(6,351)	(8,728)	2,377	BB
Windstream Services LLC	5.00%	Quarterly	BZWS	12/20/18	126,000	(9,527)	(8,661)	(866)	BB
Windstream Services LLC	5.00%	Quarterly	GSCO	12/20/18	84,000	(6,351)	(6,428)	77	BB
Windstream Services LLC	5.00%	Quarterly	BZWS	12/20/18	28,000	(1,137)	(2,944)	1,807	BB
Windstream Services LLC	5.00%	Quarterly	JPHQ	12/20/18	33,000	(2,495)	(1,841)	(654)	BB
Windstream Services LLC	5.00%	Quarterly	BZWS	12/20/18	13,000	(983)	(904)	(79)	BB
Windstream Services LLC	5.00%	Quarterly	JPHQ	12/20/18	5,000	(378)	(549)	171	BB

Total OTC Swap Contracts						$ (71,998)	$ 4,987	$ (76,985)

Total Credit Default Swap Contracts						$(228,228)	$ 11,680	$(239,908)

aIn U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.

bBased on Standard and Poor’s (S&P) Rating for single name swaps.

cPerformance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps and failure to pay or bankruptcy of the underlying securities for traded index swaps.

dThe fund enters contracts to sell protection to create a long credit position.

At November 30, 2017, the Fund had the following cross-currency swap contracts outstanding. See Note 1(e).

Cross-Currency Swap Contracts

Description	Payment Frequency	Counterparty	Maturity Date	Notional Amount		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts
Receive Fixed 10.33%		BOFA	12/20/22	702,632	TRY	$(12,273)
Pay Floating 3 Month USD-LIBOR	Quarterly			201,039	USD
Receive Fixed 10.92%		BOFA	12/20/22	582,237	TRY	(6,924)
Pay Floating 3 Month USD-LIBOR	Quarterly			159,255	USD
Receive Fixed 10.32%		DBAB	12/20/22	1,196,946	TRY	(21,052)
Pay Floating 3 Month USD-LIBOR	Quarterly			345,539	USD

Total Cross-Currency Swap Contracts						$(40,249)

At November 30, 2017, the Fund had the following interest rate swap contracts outstanding. See Note 1(e).

Interest Rate Swap Contracts

Description	Payment Frequency	Maturity Date	Notional Amount*		Value/Unrealized Appreciation (Depreciation)
Centrally Cleared Swap Contracts
Receive Fixed rate 8.37%
Pay Floating rate BRL-BRLCDI	Annually	1/02/20	1,076,072	BRL	$—
Receive Fixed rate 8.38%
Pay Floating rate BRL-BRLCDI	Annually	1/02/20	1,076,072	BRL	—

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

Interest Rate Swap Contracts (continued)

Description	Payment Frequency	Maturity Date	Notional Amount*	Value/Unrealized Appreciation (Depreciation)
Centrally Cleared Swap Contracts (continued)
Receive Fixed rate 8.79%
Pay Floating rate BRL-BRLCDI	Annually	1/04/21	847,095 BRL	$ (2,733)
Receive Fixed rate 9.38%
Pay Floating rate BRL-BRLCDI	Annually	1/04/21	1,719,770 BRL	3,850
Receive Fixed rate 9.94%
Pay Floating rate BRL-BRLCDI	Annually	1/04/21	1,203,978 BRL	7,770
Receive Floating rate 3 Month USD-LIBOR
Pay Fixed rate 2.00%	Semi-Annually	12/20/19	1,000,000	2,612
Receive Floating rate 6 Month GBP-LIBOR
Pay Fixed rate 1.29%	Semi-Annually	2/28/67	21,000 GBP	1,797
Receive Floating rate 6 Month GBP-LIBOR
Pay Fixed rate 1.41%	Semi-Annually	8/04/67	108,000 GBP	2,785
Receive Floating rate 6 Month GBP-LIBOR
Pay Fixed rate 1.60%	Semi-Annually	12/03/46	82,713 GBP	149
Receive Floating rate 6 Month GBP-LIBOR
Pay Fixed rate 1.56%	Semi-Annually	11/29/46	112,459 GBP	1,532
Receive Floating rate 6 Month GBP-LIBOR
Pay Fixed rate 1.37%	Semi-Annually	1/05/67	100,000 GBP	4,851
Receive Floating rate 6 Month GBP-LIBOR
Pay Fixed rate 1.44%	Semi-Annually	1/07/47	156,995 GBP	7,506

Total Interest Rate Swap Contracts				$30,119

*In U.S. dollars unless otherwise indicated.

At November 30, 2017, the Fund had the following total return swap contracts outstanding. See Note 1(e).

Total Return Swap Contracts

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*	Value/ Unrealized Appreciation (Depreciation)
OTC Swap Contracts
Equity Contracts - Long[a]
JBS SA	1-Day BRLCDI + 0.75%	Quarterly	GSCO	8/02/18	618,883 BRL	$8,763

Equity Contracts - Short[b]
NRG Yield Inc., A	1-Month LIBOR - 0.40%	Quarterly	GSCO	7/25/18	14,703	(865)

Fixed Income Contracts - Long[a]
Banco Central de la Republica Argentina SA	3-Month LIBOR + 1.25%	Annually	JPHQ	5/16/18	107,120	3,680
Banco Central de la Republica Argentina SA	3-Month LIBOR + 1.25%	Monthly	JPHQ	6/21/18	79,191	1,712

						5,392

Fixed Income Contracts - Short[b]
iBoxx USD Liquid High Yield Index	1-Month LIBOR	Quarterly	JPHQ	12/20/17	280,000	(1,735)
iBoxx USD Liquid High Yield Index	1-Month LIBOR	Quarterly	JPHQ	12/20/17	405,000	(1,017)
iBoxx USD Liquid High Yield Index	1-Month LIBOR	Quarterly	JPHQ	12/20/17	280,000	(1,789)
iBoxx USD Liquid High Yield Index	1-Month LIBOR	Quarterly	JPHQ	12/20/17	1,219,000	(7,785)
iBoxx USD Liquid High Yield Index	1-Month LIBOR	Quarterly	JPHQ	12/20/17	570,000	(3,748)

						(16,074)

Total Return Swap Contracts						$(2,784)

*In U.S. dollars unless otherwise indicated.

[a] The Fund receives the total return on the underlying instrument and pays a variable financing rate.

[b]The Fund receives the variable financing rate and pays the total return on the underlying instrument.

See Abbreviations on page 49.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Financial Statements

Statement of Assets and Liabilities

November 30, 2017 (unaudited)

Franklin K2 Long Short Credit Fund

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$76,200,466
Cost - Unaffiliated repurchase agreements	2,609,960

Value - Unaffiliated issuers	$79,758,928
Value - Unaffiliated repurchase agreements	2,609,960
Cash	761,768
Foreign currency, at value (cost $1,804,996)	2,069,623
Receivables:
Investment securities sold	2,602,403
Capital shares sold	1,736
Dividends and interest	396,989
Affiliates	5,489
Deposits with brokers for:
Securities sold short	9,698,698
OTC derivative contracts	390,000
Futures contracts	9,000
Centrally cleared swap contracts	843,192
Due from brokers	74,636
Variation margin on centrally cleared swap contracts	2,495
OTC swap contracts (upfront payments $511,844)	484,727
Unrealized appreciation on OTC forward exchange contracts	272,879
Unrealized appreciation on OTC swap contracts	126,989
Other assets	208

Total assets	100,109,720

Liabilities:
Payables:
Investment securities purchased	3,528,002
Capital shares redeemed	5,343
Management fees	109,954
Distribution fees	5,815
Variation margin on futures contracts	5,041
OTC swap contracts (upfront receipts $517,153)	479,740
Options written, at value (premiums received $30,593)	37,521
Securities sold short, at value (proceeds $9,863,567)	10,019,865
Due to brokers	63,587
Unrealized depreciation on OTC forward exchange contracts	228,129
Unrealized depreciation on OTC swap contracts	247,007
Accrued expenses and other liabilities	15,193

Total liabilities	14,745,197

Net assets, at value	$85,364,523

Net assets consist of:
Paid-in capital	$79,417,667
Undistributed net investment income	1,394,041
Net unrealized appreciation (depreciation)	3,435,466
Accumulated net realized gain (loss)	1,117,349

Net assets, at value	$85,364,523

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

FINANCIAL STATEMENTS

Statement of Assets and Liabilities (continued)

November 30, 2017 (unaudited)

Franklin K2 Long Short Credit Fund

Class A:
Net assets, at value	$42,271,383

Shares outstanding	3,927,488

Net asset value per share[a]	$10.76

Maximum offering price per share (net asset value per share ÷ 94.25%)	$11.42

Class C:
Net assets, at value	$1,686,749

Shares outstanding	159,696

Net asset value and maximum offering price per share[a]	$10.56

Class R:
Net assets, at value	$161,021

Shares outstanding	15,103

Net asset value and maximum offering price per share	$10.66

Class R6:
Net assets, at value	$11,837,513

Shares outstanding	1,098,237

Net asset value and maximum offering price per share	$10.78

Advisor Class:
Net assets, at value	$29,407,857

Shares outstanding	2,727,823

Net asset value and maximum offering price per share	$10.78

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	33

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

FINANCIAL STATEMENTS

Statement of Operations

for the six months ended November 30, 2017 (unaudited)

Franklin K2 Long Short Credit Fund

Investment income:
Dividends:
Unaffiliated issuers	$108,203
Interest:
Unaffiliated issuers:
Paydown gain (loss)	219,901
Paid in cash	1,924,828

Total investment income	2,252,932

Expenses:
Management fees (Note 3a)	829,195
Distribution fees: (Note 3c)
Class A	33,266
Class C	8,321
Class R	342
Transfer agent fees: (Note 3e)
Class A	2,695
Class C	112
Class R	10
Class R6	207
Advisor Class	1,850
Custodian fees (Note 4)	42,403
Reports to shareholders	4,738
Registration and filing fees	41,631
Professional fees	55,351
Trustees fees and expenses	14,115
Dividends and interest on securities sold short	238,207
Security borrowing fees	51,747
Other	13,201

Total expenses	1,337,391
Expense reductions (Note 4)	(2,903)
Expenses waived/paid by affiliates (Note 3f)	(193,745)

Net expenses	1,140,743

Net investment income	1,112,189

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	151,180
Written options	21,519
Foreign currency transactions	45,223
Forward exchange contracts	(280,555)
Futures contracts	(32,863)
Securities sold short	(33,480)
Swap contracts	99,995

Net realized gain (loss)	(28,981)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	552,500
Translation of other assets and liabilities denominated in foreign currencies	95,110
Forward exchange contracts	191,152
Written options	(4,891)
Futures contracts	(7,318)
Securities sold short	166,088
Swap contracts	56,242

Net change in unrealized appreciation (depreciation)	1,048,883

Net realized and unrealized gain (loss)	1,019,902

Net increase (decrease) in net assets resulting from operations	$2,132,091

34	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

Franklin K2 Long Short Credit Fund

	Six Months Ended
	November 30, 2017 (unaudited)	Year Ended May 31, 2017
Increase (decrease) in net assets:
Operations:
Net investment income	$1,112,189	$1,655,358
Net realized gain (loss)	(28,981)	2,240,829
Net change in unrealized appreciation (depreciation)	1,048,883	1,375,722

Net increase (decrease) in net assets resulting from operations	2,132,091	5,271,909

Distributions to shareholders from:
Net investment income:
Class A	—	(1,140,497)
Class C	—	(31,012)
Class R	—	(2,328)
Class R6	—	(380,096)
Advisor Class	—	(755,488)
Net realized gains:
Class A	—	(368,226)
Class C	—	(11,313)
Class R	—	(758)
Class R6	—	(121,801)
Advisor Class	—	(242,776)

Total distributions to shareholders	—	(3,054,295)

Capital share transactions: (Note 2)
Class A	248,639	11,826,722
Class C	145,268	1,228,788
Class R	30,030	115,130
Class R6	(1,561,322)	231,683
Advisor Class	3,556,600	1,271,511

Total capital share transactions	2,419,215	14,673,834

Net increase (decrease) in net assets	4,551,306	16,891,448

Net assets:
Beginning of period	80,813,217	63,921,769

End of period	$85,364,523	$80,813,217

Undistributed net investment income included in net assets:
End of period	$1,394,041	$281,852

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	35

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Notes to Financial Statements

Franklin K2 Long Short Credit Fund

1. Organization and Significant Accounting Policies

Franklin Alternative Strategies Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of four separate funds and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Franklin K2 Long Short Credit Fund (Fund) is included in this report. The Fund offers five classes of shares: Class A, Class C, Class R, Class R6 and Advisor Class. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, exchange traded funds and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.

Certain derivatives are centrally cleared or trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated

36	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO FINANCIAL STATEMENTS

Franklin K2 Long Short Credit Fund (continued)

future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Joint Repurchase Agreement

The Fund enters into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund’s custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase agreements are subject to the terms of Master Repurchase Agreements (MRAs) with approved counterparties (sellers). The MRAs contain various provisions, including but not limited to events of default and maintenance of collateral for repurchase

franklintempleton.com	Semiannual Report	37

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO FINANCIAL STATEMENTS

Franklin K2 Long Short Credit Fund (continued)

1. Organization and Significant Accounting Policies (continued)

c. Joint Repurchase Agreement (continued)

agreements. In the event of default by either the seller or the Fund, certain MRAs may permit the non-defaulting party to net and close-out all transactions, if any, traded under such agreements. The Fund may sell securities it holds as collateral and apply the proceeds towards the repurchase price and any other amounts owed by the seller to the Fund in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the seller. The joint repurchase agreement held by the Fund at period end, as indicated in the Statement of Investments, had been entered into on November 30, 2017.

d. Securities Purchased on a Delayed Delivery Basis

The Fund purchases securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

e. Derivative Financial Instruments

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

The Fund entered into exchange traded futures contracts primarily to manage and/or gain exposure to interest rate and equity price risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified

38	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO FINANCIAL STATEMENTS

Franklin K2 Long Short Credit Fund (continued)

price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and Liabilities.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default swaps). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront payments and receipts are reflected in the Statement of Assets and Liabilities and represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss in the Statement of Operations.

The Fund entered into OTC cross currency swap contracts primarily to manage and/or gain exposure to certain foreign currencies. A cross currency swap is an agreement between the

Fund and a counterparty to exchange cash flows (determined using either a fixed or floating rate) based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the opening of the contract. Cross currency swaps may require the exchange of notional amounts at the opening and/or closing of the contract. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized. Upfront payments and receipts, if any, are reflected in the Statement of Assets and Liabilities and represent compensating factors between stated terms of the cross currency swap contract and prevailing market conditions (interest rate spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss in the Statement of Operations.

The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

The Fund entered into OTC total return swap contracts primarily to manage and/or gain exposure to interest rate, equity price and credit risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to exchange a return linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss.

The Fund purchased or wrote exchange traded and/or OTC option contracts primarily to manage and/or gain exposure to

franklintempleton.com	Semiannual Report	39

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO FINANCIAL STATEMENTS

Franklin K2 Long Short Credit Fund (continued)

1. Organization and Significant Accounting Policies (continued)

e. Derivative Financial Instruments (continued)

interest rate, equity price and foreign exchange rate risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.

See Note 8 regarding other derivative information.

f. Securities Sold Short

The Fund is engaged in selling securities short, which obligates the Fund to replace a borrowed security with the same security at current fair value. The Fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.

The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale to the extent necessary to meet margin requirements until the short position is closed out. A deposit must also be maintained with the Fund’s custodian/counterparty broker consisting of cash and/ or securities having a value equal to a specified percentage of the value of the securities sold short. The Fund is obligated to pay fees for borrowing the securities sold short and is required to pay the counterparty any dividends and/or interest due on securities sold short. Such dividends and/or interest and any security borrowing fees are recorded as an expense to the Fund.

g. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of November 30, 2017, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

h. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Paydown gains and losses are recorded as an adjustment to interest income separately in the Statement of Operations. Dividend income and dividends declared on securities sold short are recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Fund. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

40	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO FINANCIAL STATEMENTS

Franklin K2 Long Short Credit Fund (continued)

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the Fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, excluding class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions by class are generally due to differences in class specific expenses.

i. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

j. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

At November 30, 2017, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended November 30, 2017		Year Ended May 31, 2017
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	421,355	$4,481,288	1,264,686	$13,252,348
Shares issued in reinvestment of distributions	—	—	34,170	351,266
Shares redeemed	(401,070)	(4,232,649)	(169,475)	(1,776,892)

Net increase (decrease)	20,285	$248,639	1,129,381	$11,826,722

Class C Shares:
Shares sold	45,397	$472,290	188,527	$1,949,434
Shares issued in reinvestment of distributions	—	—	4,162	42,325
Shares redeemed	(31,354)	(327,022)	(73,843)	(762,971)

Net increase (decrease)	14,043	$145,268	118,846	$1,228,788

Class R Shares:
Shares sold	2,882	$30,030	10,774	$112,554
Shares issued in reinvestment of distributions	—	—	253	2,586
Shares redeemed	—	—	(1)	(10)

Net increase (decrease)	2,882	$30,030	11,026	$115,130

Class R6 Shares:
Shares sold	86,073	$910,612	111,147	$1,158,073
Shares issued in reinvestment of distributions	—	—	48,773	501,391
Shares redeemed	(230,935)	(2,471,934)	(136,747)	(1,427,781)

Net increase (decrease)	(144,862)	$(1,561,322)	23,173	$231,683

Advisor Class Shares:
Shares sold	368,459	$3,907,832	150,611	$1,573,709
Shares issued in reinvestment of distributions	—	—	4,635	47,694
Shares redeemed	(33,055)	(351,232)	(33,736)	(349,892)

Net increase (decrease)	335,404	$3,556,600	121,510	$1,271,511

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO FINANCIAL STATEMENTS

Franklin K2 Long Short Credit Fund (continued)

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
K2/D&S Management Co., L.L.C. (K2 Advisors)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to K2 Advisors of 1.90% per year of the average daily net assets of the Fund.

Prior to October 1, 2017, the Fund paid fees to K2 Advisors of 2.05% per year of the average daily net assets of the Fund.

Under each subadvisory agreement, the below entities provide subadvisory services to the Fund. The subadvisory fees are paid by K2 Advisors based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

Subadvisors
Apollo Credit Management LLC
Candlewood Investment Group, L.P.
Chatham Asset Management, LLC
Ellington Global Asset Management, L.L.C.
Emso Asset Management Limited

b. Administrative Fees

Under an agreement with K2 Advisors, FT Services provides administrative services to the Fund. The fee is paid by K2 Advisors based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.25%
Class C	1.00%
Class R	0.50%

42	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO FINANCIAL STATEMENTS

Franklin K2 Long Short Credit Fund (continued)

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to unaffiliated broker/dealers	$1,794
CDSC retained	$185

e. Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Effective November 1, 2017, the fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. Prior to November 1, 2017, the fees were account based fees that varied based on fund or account type. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended November 30, 2017, the Fund paid transfer agent fees of $4,874, of which $4,772 was retained by Investor Services.

f. Waiver and Expense Reimbursements

K2 Advisors has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the expenses (excluding distribution fees, acquired fund fees and expenses, and expenses related to securities sold short) for each class of the Fund do not exceed 1.95%, and Class R6 does not exceed 1.94% based on the average net assets of each class (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until September 30, 2018. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.

g. Other Affiliated Transactions

At November 30, 2017, the shares of the Fund were owned by the following entities:

	Shares	Percentage of Outstanding Shares[a]
Franklin Resources, Inc.	4,999,195	63.1%
Franklin LifeSmart 2025 Retirement Target Fund	294,144	3.7%
Franklin LifeSmart 2035 Retirement Target Fund	261,652	3.3%
Franklin LifeSmart 2045 Retirement Target Fund	180,311	2.3%
Franklin LifeSmart 2030 Retirement Target Fund	104,309	1.3%
Franklin LifeSmart 2020 Retirement Target Fund	83,109	1.0%
Franklin LifeSmart 2040 Retirement Target Fund	82,756	1.0%
Franklin LifeSmart 2050 Retirement Target Fund	70,043	0.9%
Franklin LifeSmart 2055 Retirement Target Fund	20,718	0.3%
	6,096,237	76.9%

aInvestment activities of significant shareholders could have a material impact on the Fund.

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended November 30, 2017, the custodian fees were reduced as noted in the Statement of Operations.

franklintempleton.com	Semiannual Report	43

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO FINANCIAL STATEMENTS

Franklin K2 Long Short Credit Fund (continued)

5. Income Taxes

At November 30, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$69,234,625

Unrealized appreciation	$4,269,828
Unrealized depreciation	(1,382,559)

Net unrealized appreciation (depreciation)	$2,887,269

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of bond discounts and premiums, foreign currency transactions, paydown losses, swaps, offering costs and wash sales.

6. Investment Transactions

Purchases and sales of investments and securities sold short (excluding short term securities) for the period ended November 30, 2017, aggregated $98,573,182 and $94,710,698, respectively.

7. Credit Risk

At November 30, 2017, the Fund had 21.9% of its portfolio invested in high yield and other securities rated below investment grade. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

8. Other Derivative Information

At November 30, 2017, the Fund’s investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:

	Asset Derivatives			Liability Derivatives
Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Interest rate contracts	Variation margin on futures contracts	$881	[a]	Variation margin on futures contracts	$759	[a]

	Variation margin on centrally cleared swap contracts	32,852	[a]	Variation margin on centrally cleared swap contracts	2,733	[a]

	Investments in securities, at value	2,500	[b]

	Unrealized appreciation on OTC swap contracts	5,392

Foreign exchange contracts	Investments in securities, at value	588	[b]	Unrealized depreciation on OTC swap contracts	40,249

	Unrealized appreciation on OTC forward exchange contracts	272,879		Unrealized depreciation on OTC forward exchange contracts	228,129

Credit contracts	Variation margin on centrally cleared swap contracts	46,034	[a]	Variation margin on centrally cleared swap contracts	208,957	[a]

	OTC swap contracts (upfront payments)	484,727		OTC swap contracts (upfront receipts)	479,740

	Unrealized appreciation on OTC swap contracts	112,834		Unrealized depreciation on OTC swap contracts	205,893

44	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO FINANCIAL STATEMENTS

Franklin K2 Long Short Credit Fund (continued)

	Asset Derivatives			Liability Derivatives

Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Equity contracts	Investments in securities, at value	$112,103	[b]	Options written, at value	$37,521
	Unrealized appreciation on OTC swap contracts	8,763		Unrealized depreciation on OTC swap contracts	865
				Variation margin on futures contracts	16,213	[a]

Totals		$1,079,553			$1,221,059

aThis amount reflects the cumulative appreciation (depreciation) of futures contracts and centrally cleared swap contracts as reported in the Statement of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

bPurchased option contracts are included in investments in securities, at value in the Statement of Assets and Liabilities.

For the period ended November 30, 2017, the effect of derivative contracts in the Fund’s Statement of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Operations Location	Net Realized Gain (Loss) for the Period	Statement of Operations Location	Net Change in Unrealized Appreciation (Depreciation) for the Period

	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Interest rate contracts	Futures contracts	$(20,407)	Investments	$(6,410)[a]
	Swap contracts	29,105	Futures contracts	4,392
			Swap contracts	53,799
Foreign exchange contracts	Forward exchange contracts	(280,555)	Investments	(2,007)[a]
	Swap contracts	(4,515)	Forward exchange contracts	191,152
			Swap contracts	(48,783)
Credit contracts	Swap contracts	67,996	Swap contracts	43,328
Equity contracts	Investments	(431,641)[a]	Investments	(2,778)[a]
	Written options	21,519	Written options	(4,891)
	Futures contracts	(12,456)	Futures contracts	(11,710)
	Swap contracts	7,409	Swap contracts	7,898

Totals		$(623,545)		$223,990

aPurchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the period ended November 30, 2017, the average month end notional amount of futures contracts, options and swap contracts represented $2,152,011, $1,158,950 and $19,025,590, respectively. The average month end contract value of forward exchange contracts was $11,757,046.

franklintempleton.com	Semiannual Report	45

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO FINANCIAL STATEMENTS

Franklin K2 Long Short Credit Fund (continued)

8. Other Derivative Information (continued)

At November 30, 2017, the Fund’s OTC derivative assets and liabilities are as follows:

	Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
	Assets[a]	Liabilities[a]
Derivatives
Forward Exchange Contracts	$272,879	$228,129
Options Purchased	3,088	—
Swap Contracts	611,716	726,747

Total	$887,683	$954,876

aAbsent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

At November 30, 2017, the Fund’s OTC derivative assets, which may be offset against the Fund’s OTC derivative liabilities, and collateral received from the counterparty, are as follows:

	Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Received	Cash Collateral Received	Net Amount (Not less than zero)
Counterparty
BOFA	$ —	$ —	$ —	$ —	$ —
BZWS	116,250	(116,250)	—	—	—
DBAB	—	—	—	—	—
GSCO	437,048	(307,380)	—	—	129,668
JPHQ	330,458	(330,458)	—	—	—
MSCO	3,927	(3,927)	—	—	—

Total	$887,683	$(758,015)	$ —	$ —	$129,668

At November 30, 2017, the Fund’s OTC derivative liabilities, which may be offset against the Fund’s OTC derivative assets, and collateral pledged to the counterparty, are as follows:

	Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged[a]	Cash Collateral Pledged[b]	Net Amount (Not less than zero)
Counterparty
BOFA	$ 20,883	$ —	$ —	$ —	$20,883
BZWS	129,166	(116,250)	—	—	12,916
DBAB	21,052	—	—	—	21,052
GSCO	307,380	(307,380)	—	—	—
JPHQ	459,499	(330,458)	—	(110,000)	19,041
MSCO	16,896	(3,927)	—	—	12,969

Total	$954,876	$(758,015)	$ —	$(110,000)	$86,861

aSee the accompanying Statement of Investments for securities pledged as collateral for derivatives.

bIn some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit the collateral amounts to avoid the effect of over collateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.

46	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO FINANCIAL STATEMENTS

Franklin K2 Long Short Credit Fund (continued)

See Note 1(e) regarding derivative financial instruments.

See Abbreviations on page 49.

9. Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 9, 2018. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended November 30, 2017, the Fund did not use the Global Credit Facility.

10. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of November 30, 2017, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:[a]
Common Stocks and Other Equity Interests	$1,346,916	$—	$256,761	$1,603,677
Convertible Preferred Stocks	212,628	—	—	212,628
Preferred Stocks	83,203	—	298,900	382,103
Convertible Bonds	—	1,605,216	—	1,605,216
Corporate Bonds and Notes	—	29,419,621	—	29,419,621
Foreign Government and Agency Securities	—	2,791,941	—	2,791,941
Asset-Backed Securities and Commercial Mortgage-Backed
Securities	—	29,073,057	—	29,073,057
Options Purchased	112,103	3,088	—	115,191
U.S. Government and Agency Securities	—	1,091,238	—	1,091,238
Short Term Investments	13,328,844	2,745,372	—	16,074,216

Total Investments in Securities	$15,083,694	$66,729,533	$555,661	$82,368,888

franklintempleton.com	Semiannual Report	47

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

10. Fair Value Measurements (continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Other Financial Instruments:
Futures Contracts	$881	$—	$—	$881
Forward Exchange Contracts	—	272,879	—	272,879
Swap Contracts	—	205,875	—	205,875

Total Other Financial Instruments	$881	$478,754	$—	$479,635

Liabilities:
Other Financial Instruments:
Options Written	$37,521	$—	$—	$37,521
Securities Sold Short[a]	639,686	9,380,179	—	10,019,865
Futures Contracts	16,972	—	—	16,972
Forward Exchange Contracts	—	228,129	—	228,129
Swap Contracts	—	458,697	—	458,697

Total Other Financial Instruments	$694,179	$10,067,005	$—	$10,761,184

aFor detailed categories, see the accompanying Statement of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.

11. New Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities acquired at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities acquired at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

12. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

48	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO FINANCIAL STATEMENTS

Franklin K2 Long Short Credit Fund (continued)

Abbreviations Counterparty		Currency		Selected Portfolio		Index

BOFA	Bank of America, N.A.	ARS	Argentine Peso	ARM	Adjustable Rate Mortgage	CDX.NA.HY	CDX North America High Yield
BZWS	Barclays Bank PLC	BRL	Brazilian Real	ARPP7DRR	Argentina Central Bank 7 Day Repo Rate
DBAB	Deutsche Bank, A.G.	CZK	Czech Koruna	BRLCDI	Brazil Cetip Di Interbank Deposit Rate
GSCO	Goldman Sachs International	EGP	Egyptian Pound	CLO	Collateralized Loan Obligation
				CMT	Constant Maturity Treasury Index
JPHQ	JP Morgan Chase Bank, N.A.	EUR	Euro	ETF	Exchange Traded Fund
MSCO	Morgan Stanley & Co., LLC	GBP	British Pound	FHLMC	Federal Home Loan Mortgage Corp.
		INR	Indian Rupee	FNMA	Federal National
Mortgage Association
		JPY	Japanese Yen	FRN	Floating Rate Note
		RUB	Russian Ruble	LIBOR	London InterBank Offered Rate
		SAR	Saudi Riyal	PIK	Payment In-Kind
		TRY	Turkish Lira	REIT	Real Estate Investment Trust
		USD	United States Dollar	SPDR	Standard & Poor Depositary Receipt

franklintempleton.com	Semiannual Report	49

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

FRANKLIN K2 LONG SHORT CREDIT FUND

Shareholder Information

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the US Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust, on behalf of the Fund, files a complete statement of investments with the US Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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Semiannual Report and Shareholder Letter Franklin K2 Long Short Credit Fund
Investment Manager K2/D&S Management Co., L.L.C.

Distributor Franklin Templeton Distributors, Inc. (800) DIAL BEN® / 342-5236 franklintempleton.com

Shareholder Services (800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

© 2017-2018 Franklin Templeton Investments. All rights reserved.	948 S 01/18

Semiannual Report and Shareholder Letter
November 30, 2017

Franklin Templeton Investments

Gain From Our Perspective®

At Franklin Templeton Investments, we’re dedicated to one goal: delivering exceptional asset management for our clients. By bringing together multiple, world-class investment teams in a single firm, we’re able to offer specialized expertise across styles and asset classes, all supported by the strength and resources of one of the world’s largest asset managers. This has helped us to become a trusted partner to individual and institutional investors across the globe.

Dear Fellow Shareholder:

During the six months ended November 30, 2017, the global economy generally expanded amid improved commodity prices, generally upbeat economic data, encouraging corporate earnings and the European Central Bank’s (ECB’s) extension of its monetary easing time frame. The ECB kept its benchmark interest rate unchanged, while the US Federal Reserve (Fed) raised its target range for the federal funds rate 0.25% to 1.00%–1.25% amid signs of a growing US economy. In this environment, global developed stock markets, as measured by the MSCI World Index, posted a +9.81% total return for the period.1 Global emerging market stocks, as measured by the MSCI Emerging Markets Index, generated a +13.27% total return.1 Global government bonds, as measured by the Citigroup World Government Bond Index, posted a +2.57% total return.1

A couple of weeks after the end of the reporting period, the Fed raised its target range a quarter point to 1.25%–1.50% amid ongoing labor market strength and rising economic activity in the US. The Fed’s inflation outlook remained essentially the same.

We are committed to our long-term perspective and disciplined investment approach as we conduct a rigorous, fundamental analysis of securities with a regular emphasis on investment risk management.

We believe active, professional investment management serves investors well. We also recognize the important role of financial advisors in today’s markets and encourage investors to continue to seek their advice. Amid changing markets and economic conditions, we are confident investors with a well-diversified portfolio and a patient, long-term outlook should be well positioned for the years ahead.

On the following pages, the Fund’s portfolio management team reviews investment decisions made during the past six months in light of the economic environment and other factors. Please remember all securities markets fluctuate, as do mutual fund share prices.

We thank you for investing with Franklin Templeton, welcome your questions and comments, and look forward to continuing to serve your investment needs.

Sincerely,

Madison S. Gulley, CFA

President and Chief Executive Officer – Investment Management Franklin Alternative Strategies Funds

This letter reflects our analysis and opinions as of November 30, 2017, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

CFA® is a trademark owned by CFA Institute.

1. Source: Morningstar.

See www.franklintempletondatasources.com for additional data provider information.

Not FDIC Insured |	May Lose Value |	No Bank Guarantee

franklintempleton.com	Not part of the semiannual report	1

Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

2	Semiannual Report	franklintempleton.com

Semiannual Report

Franklin K2 Global Macro Opportunities Fund

This semiannual report for Franklin K2 Global Macro Opportunities Fund covers the period ended November 30, 2017.

Your Fund’s Goal and Main Investments

The Fund seeks capital appreciation over a full business and economic cycle, which may include periods of rising and declining interest rates. The Fund seeks to achieve this goal by allocating its assets across global macro-focused investment strategies, which are “non-traditional” or “alternative” strategies that generally focus on macroeconomic opportunities across numerous markets and investments. Macroeconomic refers to economic factors such as changes in unemployment, national income, gross domestic product, and inflation and price levels. The Fund is structured as a multi-manager fund, meaning the Fund’s assets are managed by multiple subadvisors, and the Fund’s investment manager has overall responsibility for the Fund’s investments. The Fund’s principal investments include both US and foreign (including emerging markets) securities and exchange-traded and over-the-counter (OTC) derivative instruments, and may include asset classes such as equities, fixed income, interest rates, currencies or commodities. The Fund invests primarily in a wide range of derivative instruments that provide the Fund with broad exposure, either long or short, to these various asset classes. Long positions benefit from an increase in the price of the underlying instrument or asset class, while short positions benefit from a decrease in that price.

Performance Overview

The Fund’s Class A shares delivered a +0.44% cumulative total return for the six-month period under review. For comparison, the Fund’s new primary and old secondary benchmark, the HFRX Macro/CTA Index, which measures performance of global macro strategies with exposure to equity, fixed income, hard currency and commodity markets, produced a +2.02% total return for the same period.1 As the investment manager believes the composition of the HFRX Macro/CTA Index more accurately reflects the Fund’s holdings, it has replaced the ICE BofA Merrill Lynch 3-Month US Treasury Bill Index as the Fund’s primary benchmark. Also for comparison, the ICE BofA Merrill Lynch

Portfolio Composition*

Based on Total Investments as of 11/30/17

*Figures represent the net Fund exposure and include certain derivatives held in the portfolio (or their underlying reference assets) or unsettled trades and may not total 100% or may be negative due to rounding, use of any derivatives or other factors.

3-Month US Treasury Bill Index, the Fund’s new secondary and old primary benchmark, which is an index of short-term US government securities with a remaining term to final maturity of less than three months, posted a +0.52% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 7.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Economic and Market Overview

The global economy generally expanded during the six-month period under review. In this environment, global developed and emerging market stocks, as measured by the MSCI All Country World Index, generated a +10.19% total return. Global markets were aided by price gains in oil and other commodities, generally upbeat economic data across regions, the European Central Bank’s (ECB’s) extension of its monetary easing program, and encouraging corporate earnings reports. The US Senate’s approval of a budget plan in October and its subsequent vote near period-end to begin debate on a tax bill, which raised expectations for reforms, also aided global markets.

1. Source: FactSet. Hedge Fund Research, Inc. – www.hedgefundresearch.com. The HFRX Macro/CTA Index is being used under license from Hedge Fund Research, Inc., which does not endorse or approve of any of the contents of this report.

2. Source: Morningstar.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Unlike most asset class indexes, HFR Index returns reflect fees and expenses.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Consolidated Statement of Investments (SOI). The Consolidated SOI begins on page 15.

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FRANKLIN K2 GLOBAL MACRO OPPORTUNITIES FUND

However, global markets reflected investor concerns about the terms of the UK’s exit from the European Union (also known as “Brexit”), geopolitical tensions in the Korean peninsula and other regions, comments from key central bankers around the world about potentially raising interest rates, and uncertainty about the US government’s ability to implement a tax reform plan.

The US economy strengthened in 2017’s third quarter compared to the second quarter largely due to growth in consumer spending across goods and services, business and inventory investment, as well as net exports due to lower imports. The unemployment rate declined from 4.3% in May 2017, as reported at the beginning of the six-month period, to 4.1% at period-end.3 Annual inflation, as measured by the Consumer Price Index, increased from 1.9% in May 2017, as reported at the beginning of the period, to 2.2% at period-end.3 At its June meeting, the US Federal Reserve (Fed) raised its target range for the federal funds rate 0.25% to 1.00%–1.25%, amid signs of a growing US economy, strengthening labor market and improving business spending. At its subsequent meetings, the Fed kept its target range unchanged. However, minutes of its October 31–November 1 meeting indicated that the Fed continued to maintain a positive outlook for the US economy and signaled the possibility of a third rate hike in 2017, though concerns about the ongoing softness in inflation remained.

In Europe, the UK’s economic growth accelerated in 2017’s third quarter over the previous quarter, largely due to growth in the services sector. In November, the Bank of England raised its key policy rate 0.25%, its first increase in a decade. The euro-zone’s growth, however, moderated in 2017’s third quarter over the previous quarter. The bloc’s annual inflation rate, while low, ended higher than it was at the start of the period. The ECB kept its benchmark interest rate unchanged during the period. However, at its October meeting, the ECB extended the time frame for its massive bond-buying program from December 2017 to at least September 2018, while reducing the amount of monthly bond purchases in half beginning in January 2018.

In Asia, Japan’s quarterly gross domestic product (GDP) grew for the seventh consecutive quarter, although third-quarter 2017 growth was lower than the previous quarter. At its October 2017 meeting, the Bank of Japan left its benchmark interest rate unchanged and continued its monetary stimulus measures, while reducing its fiscal 2017 inflation forecast.

In emerging markets, Brazil’s GDP grew for the third consecutive quarter, although third-quarter growth slowed from the previous quarter. The country’s central bank cut its benchmark interest rate several times during the period to spur economic growth. Russia’s GDP grew in 2017’s third quarter compared to the prior-year period, amid the Bank of Russia’s continued policy support. China’s GDP grew faster in 2017’s third quarter compared to the prior-year period. The People’s Bank of China left its benchmark interest rate unchanged during the period. Overall, emerging market stocks, as measured by the MSCI Emerging Markets Index, rose substantially during the period.

Investment Strategy

We manage the Fund using a multi-manager approach. We have overall responsibility for the Fund’s investments and principally allocate assets among multiple subadvisors, each of whom independently manages a separate portion of the Fund’s portfolio in accordance with discretionary and systematic focused global macro strategies. We allocate the Fund’s assets among these strategies utilizing a top-down approach, generating the Fund’s strategy weightings by taking into account market conditions, risk factors, diversification, liquidity, and availability of various subadvisors and other investment options, among other things.

Discretionary global macro strategies seek to profit by tactically investing across different asset classes, markets (including emerging markets) and investment opportunities through a combination of fundamental market analysis and quantitative modeling. Systematic global macro strategies seek to profit by utilizing quantitative models to identify investment opportunities across different asset classes and markets in order to construct a portfolio of investments. Quantitative trading models are proprietary systems that rely on mathematical computations to identify trading opportunities. Subadvisors may use strategies which include a combination of discretionary and systematic focused strategies.

The Fund may invest in equities and various debt instruments, such as securities of the US government, its agencies and instrumentalities and sovereign, quasi-sovereign and corporate bonds. Such debt instruments may have variable or fixed interest rates, may be of any maturity, duration or credit rating and may include high yield (junk) bonds and distressed debt securities (securities of companies that are, or are about to be, involved in reorganizations, financial restructurings or bankruptcy). The Fund will use a variety of derivatives to implement its investment strategies, which may include futures contracts, swaps, currency forward contracts and options. The Fund may engage in active and frequent trading as part of its investment strategies.

3. Source: US Bureau of Labor Statistics.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN K2 GLOBAL MACRO OPPORTUNITIES FUND

What is a futures contract?

A futures contract is an agreement between the Fund and a counterparty made through a US or foreign futures exchange to buy or sell an underlying instrument or asset at a specific price on a future date.

What are swap agreements?

Swap agreements, such as interest rate, currency and credit default swaps, are contracts between the Fund and another party (the swap counterparty). In a basic swap transaction, the Fund agrees with the swap counterparty to exchange the returns (or differentials in rates of return) earned or realized on a particular “notional amount” of underlying instruments. The notional amount is the set amount selected by the parties as the basis on which to calculate the obligations that they have agreed to exchange. The parties typically do not actually exchange the notional amount. Instead, they agree to exchange the returns that would be earned or realized if the notional amount were invested in given instruments or at given interest rates.

What is a currency forward contract?

A currency forward contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency in exchange for another currency at a specific exchange rate on a future date. Currency forward contracts are privately traded in the interbank market, not on a centralized exchange.

What is an option?

An option is a contract to buy or sell a specific financial product known as the option’s underlying instrument at a specific price. The buyer of an option has the right, but not the obligation, to buy or sell the underlying instrument at or until a specified expiration date. Conversely, the seller (“writer”) of an option who opens a transaction is obligated to buy or sell the underlying instrument should the option holder exercise that right.

Manager’s Discussion

The Fund’s subadvisors for the period under review were P/E GLOBAL, Aspect Capital Limited, Graham Capital Management and Emso Asset Management Limited. Positive

Subadvisors

11/30/17

Discretionary Macro

Emso Asset Management Limited

Systematic Macro

Aspect Capital Limited

Graham Capital Management, L.P.

P/E GLOBAL LLC

performance for two underlying subadvisors, Aspect Capital and Emso Asset Management, helped the Fund deliver gains for the review period. In contrast, declines for two subadvisors, Graham Capital Management and P/E GLOBAL, weakened returns.

In terms of the Fund’s aggregate asset class exposure, leading contributors to positive performance included equity, credit and commodity exposures, while currencies and interest-rate exposures were the leading detractors.

With regard to aggregate sector/industry and security exposure, the top contributors to performance were equity indexes, particularly in Asia; financials; base metals; and energy. Conversely, government bonds were the top detractors, as interest rates generally increased over the period.

In terms of geographic exposures, Hong Kong, Japan and Argentina contributed the most to performance. In contrast, exposures to the US, Canada and Germany detracted.

Broadly speaking, systematic subadvisors benefited from a rebound phase that began in July, driven by stronger trends in a number of markets, lower cross-asset correlations and periods of modestly higher volatility across a number of markets, including currencies. The emerging-markets focused discretionary subadvisor’s results were supported by positive capital flows as well as what we viewed as attractive relative value opportunities across a number of markets.

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FRANKLIN K2 GLOBAL MACRO OPPORTUNITIES FUND

Thank you for your participation in Franklin K2 Global Macro Opportunities Fund. We look forward to continuing to serve your investment needs.

Robert Christian

Brooks Ritchey

Anthony Zanolla, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of November 30, 2017, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Robert Christian is a senior managing director and head of investment research for K2 Advisors, which he joined in 2010. Mr. Christian worked at Graham Capital Management, L.P., from 1998 to 2003 as a portfolio manager and researcher of quantitative-based trading strategies. At Julius Baer Investment Management from 2003 to 2005, he was the head of macro strategies. From 2005 to 2010, he worked at FRM Americas LLC where he was the global head of directional trading strategies and portfolio advisor to numerous funds. Mr. Christian holds a B.A.S. in biology and economics from Stanford University (1985) and an M.B.A. in finance from Leonard N. Stern School of Business -New York University (1990).

Brooks Ritchey is a senior managing director and head of portfolio construction for K2 Advisors. He is also a senior vice president and director of investment solutions for the Franklin Templeton Multi-Asset Solutions division. Since 1987, Mr. Ritchey has managed multi-asset mutual fund and hedge fund portfolios during his employment with organizations including Steinhardt Partners, Citibank, Finch Asset Management, Paribas, AIG and ING. Mr. Ritchey joined K2 Advisors in 2005. Mr. Ritchey graduated from Franklin & Marshall College in 1982.

Anthony Zanolla joined K2 Advisors in October 2014 and serves as senior vice president and portfolio manager. Mr. Zanolla began his investment career in 1994 at Bankers Trust and worked on the business risk team for senior management. Mr. Zanolla joined Citibank in 1996 as portfolio manager of global equity and balanced investment mandates. In 2000, he joined Scudder Kemper Investments as vice president of venture capital. In 2001, Mr. Zanolla joined former Citigroup colleagues as a founding partner and equity analyst at Norquest Capital, a hedge fund. He joined Allianz Hedge Fund Partners in 2002 as an investment committee member and strategy head responsible for global long-short equity, event driven, distressed and commodity trading advisors. After joining the Hedge Fund group of Northern Trust in October 2005 as co-portfolio manager, in 2007 Mr. Zanolla was promoted to senior vice president and portfolio manager responsible for fund of funds and custom portfolios. Mr. Zanola graduated from Bernard M. Baruch College in January 1994 with a B.B.A. in Accounting. He earned the CFA designation in 1999 and holds an NFA Series 3 license.

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FRANKLIN K2 GLOBAL MACRO OPPORTUNITIES FUND

Performance Summary as of November 30, 2017

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 11/30/171

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.75% and the minimum is 0%. Class A: 5.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

Share Class	Cumulative Total Return[2]	Average Annual Total Return[3]

A
6-Month	+0.44%	-5.33%
1-Year	-2.96%	-8.51%
Since Inception (7/11/16)	-7.13%	-9.15%

Advisor
6-Month	+0.65%	+0.65%
1-Year	-2.74%	-2.74%
Since Inception (7/11/16)	-6.92%	-5.03%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 8 for Performance Summary footnotes.

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FRANKLIN K2 GLOBAL MACRO OPPORTUNITIES FUND

PERFORMANCE SUMMARY

Total Annual Operating Expenses4

Share Class	With Waiver	Without Waiver

A	2.26%	4.58%

Advisor	2.01%	4.33%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. The Fund is actively managed and could experience losses if the investment manager’s or subadvisors’ judgment about particular investments made for the Fund prove to be incorrect. Investments in derivatives involve costs and create economic leverage, which may result in significant volatility and cause the Fund to participate in losses (as well as gains) that significantly exceed the Fund’s initial investment. The market values of securities owned by the Fund will go up or down, sometimes rapidly or unpredictably. Liquidity risk may exist when securities have become more difficult to sell, or are unable to be sold, at the price at which they have been valued. The subadvisors may not be successful in maintaining effective and operational trading models used to implement systematic strategies. An issuer of debt securities may fail to make interest payments or repay principal when due. Lower rated or high yield debt securities involve greater credit risk, including the possibility of default or bankruptcy. When interest rates rise, debt security prices tend to fall. Foreign investments are subject to greater investment risk such as political, economic, credit, information and currency fluctuation risks. Investments in emerging markets are subject to the risks of foreign investing and have additional heightened risks. Commodity and commodity-linked investments present unique risks, are speculative and can be extremely volatile. The Fund’s prospectus also includes a description of the main investment risks.

1. The Fund has an expense reduction contractually guaranteed through 9/30/18 and a fee waiver related to the management fee paid by a subsidiary. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Consolidated Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN K2 GLOBAL MACRO OPPORTUNITIES FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50=$64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 6/1/17	Ending Account Value 11/30/17	Expenses Paid During Period 6/1/17–11/30/17[1,2]	Ending Account Value 11/30/17	Expenses Paid During Period 6/1/17–11/30/17[1,2]	Net Annualized Expense Ratio[2]
A	$1,000	$1,004.40	$11.10	$1,013.99	$11.16	2.21%
C	$1,000	$1,001.10	$14.80	$1,010.28	$14.87	2.95%
R	$1,000	$1,004.40	$11.15	$1,013.94	$11.21	2.22%
R6	$1,000	$1,005.40	$ 9.75	$1,015.34	$ 9.80	1.94%
Advisor	$1,000	$1,006.50	$ 9.81	$1,015.29	$ 9.85	1.95%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Consolidated Financial Highlights

Franklin K2 Global Macro Opportunities Fund

	Six Months Ended November 30, 2017 (unaudited)	Year Ended May 31, 2017[a]
Class A

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$9.19	$10.00

Income from investment operations[b]:

Net investment income (loss)[c]	(—)[d]	(0.09)

Net realized and unrealized gains (losses)	0.04	(0.66)

Total from investment operations	0.04	(0.75)

Less distributions from net investment income	—	(0.06)

Net asset value, end of period	$9.23	$ 9.19

Total return[e]	0.44%	(7.64)%

Ratios to average net assets[f]

Expenses before waiver, payments by affiliates and expense reduction	3.52%	4.22%

Expenses net of waiver, payments by affiliates and expense reduction[g]	2.21%	2.16%

Net investment income (loss)	(0.05)%	(1.04)%

Supplemental data

Net assets, end of period (000’s)	$122	$90

Portfolio turnover rate	69.75%	239.84%

aFor the period July 11, 2016 (commencement of operations) to May 31, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dAmount rounds to less than $0.01 per share.

eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

fRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

gBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED FINANCIAL HIGHLIGHTS

Franklin K2 Global Macro Opportunities Fund (continued)

	Six Months Ended November 30, 2017 (unaudited)	Year Ended May 31, 2017[a]
Class C

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$9.13	$10.00

Income from investment operations[b]:

Net investment income (loss)[c]	(0.04)	(0.15)

Net realized and unrealized gains (losses)	0.05	(0.68)

Total from investment operations	0.01	(0.83)

Less distributions from net investment income	—	(0.04)

Net asset value, end of period	$9.14	$ 9.13

Total return[d]	0.11%	(8.27)%

Ratios to average net assets[e]

Expenses before waiver, payments by affiliates and expense reduction	4.26%	4.98%

Expenses net of waiver, payments by affiliates and expense reduction[f]	2.95%	2.92%

Net investment income (loss)	(0.79)%	(1.80)%

Supplemental data

Net assets, end of period (000’s)	$143	$188

Portfolio turnover rate	69.75%	239.84%

aFor the period July 11, 2016 (commencement of operations) to May 31, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

fBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED FINANCIAL HIGHLIGHTS

Franklin K2 Global Macro Opportunities Fund (continued)

	Six Months Ended November 30, 2017 (unaudited)	Year Ended May 31, 2017[a]
Class R

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$9.18	$10.00

Income from investment operations[b]:

Net investment income (loss)[c]	(—)[d]	(0.08)

Net realized and unrealized gains (losses)	0.04	(0.68)

Total from investment operations	0.04	(0.76)

Less distributions from net investment income	—	(0.06)

Net asset value, end of period	$9.22	$ 9.18

Total return[e]	0.44%	(7.63)%

Ratios to average net assets[f]

Expenses before waiver, payments by affiliates and expense reduction	3.53%	4.18%

Expenses net of waiver, payments by affiliates and expense reduction[g]	2.22%	2.12%

Net investment income (loss)	(0.06)%	(1.00)%

Supplemental data

Net assets, end of period (000’s)	$9	$9

Portfolio turnover rate	69.75%	239.84%

aFor the period July 11, 2016 (commencement of operations) to May 31, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dAmount rounds to less than $0.01 per share.

eTotal return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

gBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED FINANCIAL HIGHLIGHTS

Franklin K2 Global Macro Opportunities Fund (continued)

	Six Months Ended November 30, 2017 (unaudited)	Year Ended May 31, 2017[a]
Class R6

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$9.19	$10.00

Income from investment operations[b]:

Net investment income (loss)[c]	0.01	(0.07)

Net realized and unrealized gains (losses)	0.04	(0.68)

Total from investment operations	0.05	(0.75)

Less distributions from net investment income	—	(0.06)

Net asset value, end of period	$9.24	$ 9.19

Total return[d]	0.54%	(7.52)%

Ratios to average net assets[e]

Expenses before waiver, payments by affiliates and expense reduction	3.25%	4.30%

Expenses net of waiver, payments by affiliates and expense reduction[f]	1.94%	1.94%

Net investment income (loss)	0.23%	(0.82)%

Supplemental data

Net assets, end of period (000’s)	$9	$9

Portfolio turnover rate	69.75%	239.84%

aFor the period July 11, 2016 (commencement of operations) to May 31, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

fBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED FINANCIAL HIGHLIGHTS

Franklin K2 Global Macro Opportunities Fund (continued)

	Six Months Ended November 30, 2017 (unaudited)	Year Ended May 31, 2017[a]
Advisor Class

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$9.19	$10.00

Income from investment operations[b]:

Net investment income (loss)[c]	0.01	(0.07)

Net realized and unrealized gains (losses)	0.05	(0.68)

Total from investment operations	0.06	(0.75)

Less distributions from net investment income	—	(0.06)

Net asset value, end of period	$9.25	$ 9.19

Total return[d]	0.65%	(7.42)%

Ratios to average net assets[e]

Expenses before waiver, payments by affiliates and expense reduction	3.26%	3.99%

Expenses net of waiver, payments by affiliates and expense reduction[f]	1.95%	1.93%

Net investment income (loss)	0.21%	(0.81)%

Supplemental data

Net assets, end of period (000’s)	$23,155	$22,975

Portfolio turnover rate	69.75%	239.84%

aFor the period July 11, 2016 (commencement of operations) to May 31, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

fBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Consolidated Statement of Investments, November 30, 2017 (unaudited)

Franklin K2 Global Macro Opportunities Fund

	Country	Principal Amount*	Value
Corporate Bonds and Notes 6.5%
Mortgage Real Estate Investment Trusts (REITs) 2.4%
[a] JP Morgan Structured Products BV, senior note, Reg S, zero cpn., 1/18/18	Egypt	10,265,000 EGP	$567,909

Oil, Gas & Consumable Fuels 4.1%
Petrobras Global Finance BV, senior note, 5.375%, 1/27/21	Brazil	156,000	162,630
8.375%, 5/23/21	Brazil	109,000	124,097
6.125%, 1/17/22	Brazil	186,000	198,555
6.25%, 3/17/24	Brazil	93,000	99,124
Petroleos Mexicanos, senior note, 6.00%, 3/05/20	Mexico	139,000	148,417
6.375%, 2/04/21	Mexico	126,000	137,970
[a,b]FRN, Reg S, 4.967%, (3-Month USD LIBOR + 3.65%), 3/11/22	Mexico	42,000	46,158
[a]Reg S, 5.375%, 3/13/22	Mexico	40,000	42,860

			959,811

Total Corporate Bonds and Notes (Cost $1,487,531)			1,527,720

Foreign Government and Agency Securities 4.5%
Banco Central de la República Argentina SA, zero cpn., 6/13/18	Argentina	4,013,070 ARS	199,260
Government of Argentina, 7.82%, 12/31/33	Argentina	119,721 EUR	163,397
2.26% to 3/31/19, 4.74% thereafter, 12/31/38	Argentina	228,585 EUR	194,350
[b]senior note, FRN, 27.493%, (ARPP7DRR), 6/21/20	Argentina	538,849 ARS	33,394
[a]senior note, Reg S, 3.875%, 1/15/22	Argentina	100,000 EUR	124,461
senior note, 5.625%, 1/26/22	Argentina	92,000	96,784
Government of Russia, 7.40%, 12/07/22	Russia	5,054,000 RUB	87,836
[a] National Highways Authority of India, senior note, Reg S, 7.30%, 5/18/22	India	10,000,000 INR	158,044

Total Foreign Government and Agency Securities (Cost $968,922)			1,057,526

Total Investments before Short Term Investments (Cost $2,456,453)			2,585,246

Short Term Investments 81.5%
Foreign Government and Agency Securities (Cost $520,332) 2.3%
[e] Egypt Treasury Bills, 3/06/18	Egypt	9,625,000 EGP	521,333

		Shares

Money Market Funds 77.0%
[c,d] Dreyfus Government Cash Management, Institutional Shares, 0.96%	United States	4,730,172	4,730,172
[c]Fidelity Investments Money Market Funds, 0.97%	United States	13,325,385	13,325,385

Total Money Market Funds (Cost $18,055,557)			18,055,557

franklintempleton.com	Semiannual Report	15

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Global Macro Opportunities Fund (continued)

	Country	Principal Amount*	Value
Repurchase Agreements (Cost $522,655) 2.2%
[f] Joint Repurchase Agreement, 1.029%, 12/01/17
(Maturity Value $522,670)	United States	522,655	$522,655
BNP Paribas Securities Corp. (Maturity Value $441,912)
Deutsche Bank Securities Inc. (Maturity Value $23,306)
HSBC Securities (USA) Inc. (Maturity Value $55,241)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $2,211)
Collateralized by U.S. Government Agency Securities, 1.875%, 9/18/18; [e]U.S. Treasury Bill, 4/19/18 - 5/31/18; and
U.S. Treasury Note, 1.50% - 2.00%, 6/15/20 - 10/31/22
(valued at $533,178)

Total Investments (Cost $21,554,997) 92.5%			21,684,791
Other Assets, less Liabilities 7.5%			1,753,634

Net Assets 100.0%			$23,438,425

See abbreviations on page 37.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At November 30, 2017, the aggregate value of these securities was $939,432, representing 4.0% of net assets.

bThe coupon rate shown represents the rate at period end.

cThe rate shown is the annualized seven-day yield at period end.

dA portion or all of the security is owned by K2 GMOF Holdings Corp., a wholly-owned subsidiary of the Fund. See Note 1(e).

eThe security was issued on a discount basis with no stated coupon rate

fSee Note 1(c) regarding joint repurchase agreement.

At November 30, 2017, the Fund had the following futures contracts outstanding. See Note 1(d).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Commodity Contracts[a]
Aluminum	Long	7	$355,775	12/18/17	$(12,705)
Aluminum	Short	7	355,775	12/18/17	5,164
Aluminum	Long	5	256,687	3/19/18	(1,623)
Brent Crude Oil	Long	10	626,300	12/28/17	11,874
Brent Crude Oil	Long	1	62,340	1/31/18	(592)
Cocoa	Short	4	80,873	3/14/18	5,822
Coffee	Short	2	96,375	3/19/18	(981)
Copper	Long	5	842,438	12/18/17	(11,277)
Copper	Short	5	842,438	12/18/17	(6,114)
Copper	Long	5	846,438	3/19/18	(5,143)
Copper	Long	1	76,600	3/27/18	(1,503)
Corn	Short	12	213,450	3/14/18	2,480
Gold 100 Oz	Long	6	766,020	2/26/18	(6,233)
Kansas City Wheat	Short	5	107,875	3/14/18	3,772
Low Sulphur Gas Oil	Long	7	390,600	1/11/18	(736)
Low Sulphur Gas Oil	Long	1	55,975	2/12/18	(477)
Natural Gas	Short	8	242,000	12/27/17	15,762
Nickel	Long	1	66,342	12/18/17	(4,532)
Nickel	Short	1	66,342	12/18/17	3,555
Nickel	Long	1	66,762	3/19/18	(3,563)
NY Harbor ULSD	Long	8	637,593	12/29/17	(8,271)

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Global Macro Opportunities Fund (continued)

Futures Contracts (continued)

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Commodity Contracts[a] (continued)
RBOB Gasoline	Long	6	$435,960	12/29/17	$(7,292)
Soybean Meal	Short	1	32,650	1/12/18	(873)
Soybean Meal	Short	3	98,940	3/14/18	(3,008)
Sugar	Short	6	101,338	2/28/18	(476)
Wheat	Short	13	281,450	3/14/18	6,988
WTI Crude Oil	Long	4	229,600	12/19/17	4,721
WTI Crude Oil	Long	3	172,350	1/22/18	893
WTI Crude Oil	Long	1	57,400	2/20/18	(892)
Zinc	Long	4	316,725	12/18/17	338
Zinc	Short	4	316,725	12/18/17	57
Zinc	Long	2	157,762	3/19/18	(162)

			9,255,898		(15,027)

Currency Contracts
AUD/USD	Short	13	983,450	12/18/17	40,562
CAD/USD	Short	2	155,040	12/19/17	2,625
CHF/USD	Short	8	1,017,100	12/18/17	20,988
EUR/USD	Long	9	1,339,650	12/18/17	(1,084)
EUR/USD	Short	26	3,870,100	12/18/17	36,028
GBP/USD	Long	1	84,562	12/18/17	404
GBP/USD	Short	1	84,563	12/18/17	(1,361)
JPY/USD	Short	6	666,900	12/18/17	14,067
MXN/USD	Long	2	53,490	12/18/17	(225)
NZD/USD	Short	10	683,300	12/18/17	12,136

			8,938,155		124,140

Equity Contracts
Amsterdam Index	Long	1	128,571	12/15/17	1,188
CAC 40 10 Euro Index	Long	1	63,887	12/15/17	840
DAX Index	Long	1	388,393	12/15/17	1,121
DJIA Mini E-CBOT Index	Long	2	242,740	12/15/17	24,996
DJIA Mini E-CBOT Index	Short	4	485,480	12/15/17	(17,588)
E-Mini Russell 2000 Index	Long	1	77,270	12/15/17	6,063
EURO STOXX 50 Index	Long	5	212,638	12/15/17	468
FTSE 100 Index	Long	6	594,701	12/15/17	(3,040)
FTSE/JSE Top 40 Index	Long	5	195,060	12/21/17	8,100
Hang Seng China Enterprises Index	Long	1	73,757	12/28/17	(1,373)
Hang Seng Index	Long	4	750,792	12/28/17	(12,237)
Mini MSCI EAFE Index	Long	1	100,960	12/15/17	3,358
Mini MSCI Emerging Market Index	Long	3	168,000	12/15/17	5,269
Nasdaq 100 E-Mini Index	Long	1	127,380	12/15/17	8,450
Nasdaq 100 E-Mini Index	Short	6	764,280	12/15/17	(14,261)
Nikkei 225 Index	Long	3	417,634	12/07/17	50,309
OMX Stockholm 30 Index	Long	3	57,700	12/15/17	(206)
S&P 500 E-Mini Index	Long	1	132,395	12/15/17	9,496
S&P 500 E-Mini Index	Short	1	132,395	12/15/17	(8,107)
S&P Midcap 400 E-Mini Index	Long	1	190,000	12/15/17	15,038
S&P/TSX 60 Index	Long	1	147,456	12/14/17	11,789
SPI 200 Index	Long	2	226,391	12/21/17	3,718
TOPIX Index	Long	1	159,669	12/07/17	17,179

			5,837,549		110,570

Interest Rate Contracts
3 Month Euribor	Long	1	297,503	12/16/19	247
3 Month Euribor	Long	1	297,294	3/16/20	(80)
10 Yr. Mini Japan Government Bond	Long	6	804,318	12/12/17	211

franklintempleton.com	Semiannual Report	17

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Global Macro Opportunities Fund (continued)

Futures Contracts (continued)

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)

Interest Rate Contracts (continued)
90 Day Bank Bill	Long	5	$3,765,386	6/07/18	$ 1,001
90 Day Bank Bill	Long	4	3,011,939	9/13/18	893
90 Day Bank Bill	Long	3	2,258,566	12/13/18	425
90 Day Eurodollar	Short	1	245,637	3/19/18	373
90 Day Eurodollar	Short	4	981,050	6/18/18	1,855
90 Day Eurodollar	Short	6	1,470,150	9/17/18	2,313
90 Day Eurodollar	Short	20	4,896,250	12/17/18	4,561
90 Day Eurodollar	Short	4	978,700	3/18/19	1,317
90 Day Eurodollar	Short	8	1,956,400	6/17/19	1,721
90 Day Eurodollar	Short	1	244,450	9/16/19	573
90 Day Eurodollar	Short	1	244,337	12/16/19	136
90 Day Eurodollar	Short	1	244,287	3/16/20	148
90 Day Sterling	Long	1	167,646	9/19/18	(51)
90 Day Sterling	Long	1	167,528	12/19/18	(68)
90 Day Sterling	Long	1	167,426	3/20/19	(86)
90 Day Sterling	Long	1	167,325	6/19/19	(85)
90 Day Sterling	Long	1	167,240	9/18/19	(102)
90 Day Sterling	Long	1	167,156	12/18/19	(102)
Australian 3 Yr. Bond	Long	7	592,312	12/15/17	317
Australian 10 Yr. Bond	Long	3	296,649	12/15/17	1,552
Canada 10 Yr. Bond	Long	5	529,784	3/20/18	272
Canada 10 Yr. Bond	Short	1	105,957	3/20/18	99
Euro BOBL	Long	4	626,119	12/07/17	199
Euro BOBL	Short	1	156,530	12/07/17	189
Euro BOBL	Long	1	157,268	3/08/18	130
Euro OAT	Long	2	377,618	12/07/17	5,975
Euro Schatz	Long	2	267,068	12/07/17	42
Euro-BTP Italian Government Bond	Long	5	838,352	12/07/17	25,334
Euro-Bund	Long	4	774,710	12/07/17	1,146
Euro-Bund	Short	2	387,355	12/07/17	(506)
Euro-Buxl 30 Yr. Bond	Long	1	198,938	12/07/17	74
Euro-Buxl 30 Yr. Bond	Short	1	198,938	12/07/17	64
Long Gilt	Long	5	835,779	3/27/18	(3,862)
U.S. Treasury 2 Yr. Note	Short	16	3,430,500	3/29/18	1,916
U.S. Treasury 5 Yr. Note	Short	17	1,977,844	3/29/18	5,226
U.S. Treasury Long Bond	Long	1	151,719	3/20/18	(1,314)
U.S. Treasury Ultra Bond	Long	1	164,875	3/20/18	(752)

			34,768,903		51,301

Total Futures Contracts					$270,984

*As of period end.

aA portion or all of the contracts are owned by K2 GMOF Holdings Corp., a wholly-owned subsidiary of the Fund. See Note 1(e).

At November 30, 2017, the Fund had the following forward exchange contracts outstanding. See Note 1(d).

Forward Exchange Contracts

Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Brazilian Real	JPHQ	Buy	402,958	123,251		12/04/17	$ —	$ (207)
Brazilian Real	JPHQ	Sell	402,958	122,571		12/04/17	—	(473)
Czech Koruna	JPHQ	Sell	10,725,397	408,927	EUR	12/15/17	24,230	(38,137)
Euro	JPHQ	Sell	2,497	2,963		12/15/17	13	—
Euro	JPHQ	Sell	411,425	10,725,397	CZK	12/15/17	34,237	(23,305)

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Global Macro Opportunities Fund (continued)

Forward Exchange Contracts (continued)

Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Indian Rupee	JPHQ	Sell	9,570,448	145,348		12/18/17	$—	$(2,771)
Brazilian Real	JPHQ	Buy	946,719	300,000		12/20/17	—	(11,432)
Brazilian Real	JPHQ	Sell	488,908	150,000		12/20/17	1,451	(474)
Chilean Peso	JPHQ	Buy	248,004,090	400,000		12/20/17	—	(16,868)
Chilean Peso	JPHQ	Sell	95,398,865	150,000		12/20/17	2,622	—
Chinese Yuan	JPHQ	Buy	1,650,118	250,000		12/20/17	232	(1,016)
Chinese Yuan	JPHQ	Sell	2,491,643	375,607		12/20/17	365	(1,068)
Euro	JPHQ	Buy	593,811	704,943		12/20/17	4,781	(1,873)
Euro	JPHQ	Sell	855,825	1,026,696		12/20/17	7,369	(856)
Euro	JPHQ	Sell	300,000	92,199,476	HUF	12/20/17	1,838	(8,374)
Euro	JPHQ	Sell	550,000	5,280,662	NOK	12/20/17	2,662	(23,051)
Euro	JPHQ	Sell	200,000	850,119	PLN	12/20/17	5,295	(2,776)
Euro	JPHQ	Sell	500,000	4,920,923	SEK	12/20/17	442	(7,507)
Hungarian Forint	JPHQ	Sell	93,360,982	300,000	EUR	12/20/17	5,910	(3,796)
Indian Rupee	JPHQ	Buy	36,031,310	555,237		12/20/17	2,280	—
Indian Rupee	JPHQ	Sell	26,428,890	406,400		12/20/17	125	(2,662)
Mexican Peso	JPHQ	Buy	9,775,244	513,321		12/20/17	10,240	(914)
Mexican Peso	JPHQ	Sell	11,171,660	611,859		12/20/17	17,162	(2,611)
New Israeli Shekel	JPHQ	Buy	1,402,423	400,000		12/20/17	1,575	(24)
New Israeli Shekel	JPHQ	Sell	704,188	200,000		12/20/17	—	(1,628)
Norwegian Krone	JPHQ	Sell	5,240,612	550,000	EUR	12/20/17	26,675	(1,468)
Philippine Peso	JPHQ	Buy	2,540,250	50,000		12/20/17	481	—
Polish Zloty	JPHQ	Sell	841,453	200,000	EUR	12/20/17	478	(541)
Russian Ruble	JPHQ	Buy	65,443,186	1,117,753		12/20/17	2,499	(5,027)
Russian Ruble	JPHQ	Sell	61,838,070	1,055,387		12/20/17	3,881	(2,283)
Singapore Dollar	JPHQ	Buy	134,288	100,000		12/20/17	—	(416)
Singapore Dollar	JPHQ	Sell	68,241	50,000		12/20/17	—	(605)
South African Rand	JPHQ	Buy	9,698,917	699,349		12/20/17	10,406	(4,949)
South African Rand	JPHQ	Sell	11,018,879	798,030		12/20/17	8,086	(10,785)
South Korean Won	JPHQ	Buy	169,012,641	150,000		12/20/17	5,331	—
South Korean Won	JPHQ	Sell	464,410,294	411,760		12/20/17	8	(15,063)
Swedish Krona	JPHQ	Sell	7,824,792	800,000	EUR	12/20/17	19,916	(2,785)
Taiwan Dollar	JPHQ	Buy	4,514,377	150,000		12/20/17	667	—
Taiwan Dollar	JPHQ	Sell	7,527,108	250,000		12/20/17	336	(1,552)
Thai Baht	JPHQ	Buy	11,570,078	350,000		12/20/17	4,421	—
Thai Baht	JPHQ	Sell	6,581,467	200,000		12/20/17	119	(1,726)
Turkish Lira	JPHQ	Buy	2,844,912	765,868		12/20/17	1,159	(45,193)
Turkish Lira	JPHQ	Sell	2,878,135	763,753		12/20/17	33,624	(135)
Indonesian Rupiah	JPHQ	Buy	1,190,522,914	87,926		12/21/17	—	(76)
Australian Dollar	MSCO	Buy	1,552,000	1,234,698		12/22/17	—	(60,886)
Australian Dollar	MSCO	Sell	2,239,000	1,714,162		12/22/17	20,922	(162)
British Pound	MSCO	Buy	1,174,000	1,572,490		12/22/17	19,328	(2,515)
British Pound	MSCO	Sell	569,000	750,007		12/22/17	—	(20,276)
Canadian Dollar	MSCO	Buy	1,835,000	1,489,481		12/22/17	—	(66,593)
Canadian Dollar	MSCO	Sell	1,034,000	811,309		12/22/17	9,528	—
Euro	MSCO	Buy	1,302,000	1,552,989		12/22/17	5,420	(6,130)
Euro	MSCO	Sell	708,000	835,637		12/22/17	43	(8,502)
Japanese Yen	MSCO	Buy	186,186,000	1,670,508		12/22/17	2,674	(16,547)
Japanese Yen	MSCO	Sell	203,746,000	1,815,713		12/22/17	11,560	(8,725)
Mexican Peso	MSCO	Buy	9,031,000	496,337		12/22/17	1,635	(15,295)
Mexican Peso	MSCO	Sell	5,449,000	295,650		12/22/17	6,260	(1,840)
New Zealand Dollar	MSCO	Buy	863,000	616,769		12/22/17	—	(27,098)
New Zealand Dollar	MSCO	Sell	1,465,000	1,018,691		12/22/17	17,802	(118)
Swiss Franc	MSCO	Buy	842,000	873,745		12/22/17	755	(16,730)
Swiss Franc	MSCO	Sell	1,069,000	1,096,374		12/22/17	13,306	(5,953)
Brazilian Real	JPHQ	Buy	286,363	87,466		1/03/18	—	(320)
Euro	JPHQ	Sell	76,449	2,031,397	CZK	1/10/18	10,429	(6,488)

franklintempleton.com	Semiannual Report	19

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Global Macro Opportunities Fund (continued)

Forward Exchange Contracts (continued)

				Contract		Settlement	Unrealized	Unrealized
Currency	Counterpartya	Type	Quantity	Amount*		Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Czech Koruna	JPHQ	Sell	2,031,397	76,860	EUR	1/10/18	$ 8,718	$ (12,167)
Euro	JPHQ	Sell	411	455		1/10/18	—	(35)
Euro	JPHQ	Sell	200,000	845,695	PLN	3/21/18	624	(589)
Euro	JPHQ	Sell	100,000	990,968	SEK	3/21/18	—	(562)
Norwegian Krone	JPHQ	Sell	2,938,776	300,000	EUR	3/21/18	5,193	—
Polish Zloty	JPHQ	Sell	211,357	50,000	EUR	3/21/18	245	(235)
South Korean Won	JPHQ	Buy	54,367,714	50,000		3/21/18	—	(3)
Swedish Krona	JPHQ	Sell	2,973,223	300,000	EUR	3/21/18	1,645	—
South African Rand	JPHQ	Sell	697,985	50,000		3/22/18	23	—

Total Forward Exchange Contracts							$377,026	$(522,196)

Net unrealized appreciation (depreciation)								$(145,170)

*In U.S. dollars unless otherwise indicated.

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

At November 30, 2017, the Fund had the following credit default swap contracts outstanding. See Note 1(d).

Credit Default Swap Contracts

Description	Periodic Payment Rate Received (Paid)	Payment Frequency	Maturity Date	Notional Amount[a]	Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]
Centrally Cleared Swap Contracts

Contracts to Buy Protection[c]

Single Name
Government of Mexico	(1.00%)	Quarterly	12/20/21	$191,000	$ (1,747)	$ 5,408	$ (7,155)
Government of South Africa	(1.00%)	Quarterly	12/20/21	275,000	4,690	18,824	(14,134)
Government of South Africa	(1.00%)	Quarterly	6/20/22	168,000	4,571	8,826	(4,255)
Government of South Africa	(1.00%)	Quarterly	12/20/22	7,000	259	241	18
Government of South Korea	(1.00%)	Quarterly	12/20/21	207,885	(4,031)	(5,982)	1,951
Government of South Korea	(1.00%)	Quarterly	12/20/22	27,280	(542)	(652)	110
Government of Turkey	(1.00%)	Quarterly	6/20/21	405,000	6,819	24,334	(17,515)
Government of Turkey	(1.00%)	Quarterly	12/20/21	43,000	1,046	2,630	(1,584)

Contracts to Sell Protection[c,d]

Single Name
Government of Russia	1.00%	Quarterly	12/20/21	393,000	122	(14,594)	14,716	BB+
Government of Turkey	1.00%	Quarterly	12/20/22	105,000	(4,756)	(4,748)	(8)	BB+

Total Credit Default Swap Contracts					$ 6,431	$34,287	$ (27,856)

aFor contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.

bBased on Standard and Poor’s (S&P) Rating for single name swaps.

cPerformance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps.

dThe Fund enters contracts to sell protection to create a long credit position.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Global Macro Opportunities Fund (continued)

At November 30, 2017, the Fund had the following cross-currency swap contracts outstanding. See Note 1(d).

Cross-Currency Swap Contracts

Description	Payment Frequency	Counterparty	Maturity Date	Notional Amount		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts
Receive Fixed 10.33%	Quarterly	BOFA	12/20/22	1,010,032	TRY	$(17,642)
Pay Floating 3 Month USD-LIBOR				288,993	USD
Receive Fixed 10.92%	Quarterly	BOFA	12/20/22	338,285	TRY	(4,023)
Pay Floating 3 Month USD-LIBOR				92,529	USD

Total Cross-Currency Swap Contracts						$(21,665)

At November 30, 2017, the Fund had the following interest rate swap contracts outstanding. See Note 1(d).

Interest Rate Swap Contracts

Description	Payment Frequency	Maturity Date	Notional Amount		Value/Unrealized Appreciation (Depreciation)
Centrally Cleared Swap Contracts
Receive Fixed rate 8.37%
Pay Floating rate BRL-BRLCDI	Annually	1/02/20	583,685	BRL	$—
Receive Fixed rate 8.38%
Pay Floating rate BRL-BRLCDI	Annually	1/02/20	583,686	BRL	—
Receive Fixed rate 8.79%
Pay Floating rate BRL-BRLCDI	Annually	1/04/21	436,229	BRL	(1,407)
Receive Fixed rate 9.38%
Pay Floating rate BRL-BRLCDI	Annually	1/04/21	971,485	BRL	2,174
Receive Fixed rate 9.94%
Pay Floating rate BRL-BRLCDI	Annually	1/04/21	639,696	BRL	4,129
Receive Floating rate 6 Month GBP-LIBOR
Pay Fixed rate 1.29%	Semi-Annually	2/28/67	71,000	GBP	6,076
Receive Floating rate 6 Month GBP-LIBOR
Pay Fixed rate 1.41%	Semi-Annually	8/04/67	60,000	GBP	1,547
Receive Floating rate 6 Month GBP-LIBOR
Pay Fixed rate 1.60%	Semi-Annually	12/03/46	38,267	GBP	69
Receive Floating rate 6 Month GBP-LIBOR
Pay Fixed rate 1.56%	Semi-Annually	11/29/46	78,445	GBP	1,069
Receive Floating rate 6 Month GBP-LIBOR
Pay Fixed rate 1.44%	Semi-Annually	1/07/47	85,166	GBP	4,072

Total Interest Rate Swap Contracts					$17,729

At November 30, 2017, the Fund had the following total return swap contracts outstanding. See Note 1(d).

Total Return Swap Contracts

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts
Fixed Income Contracts - Long[a]
Banco Central de la Republica
Argentina SA	3-Month LIBOR + 1.25%	Annually	JPHQ	5/16/18	$50,190	$1,724
Banco Central de la Republica
Argentina SA	3-Month LIBOR + 1.25%	Monthly	JPHQ	6/21/18	43,660	944

Total Return Swap Contracts						$2,668

a The Fund receives the total return on the underlying instrument and pays a variable financing rate.

See Abbreviations on page 37.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities

November 30, 2017 (unaudited)

Franklin K2 Global Macro Opportunities Fund

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$21,032,342
Cost - Unaffiliated repurchase agreements	522,655

Value - Unaffiliated issuers	$21,162,136
Value - Unaffiliated repurchase agreements	522,655
Foreign currency, at value (cost $1,327)	1,370
Receivables:
Investment securities sold	170,638
Interest	42,291
Affiliates	47,664
Deposits with brokers for:
OTC derivative contracts	380,000
Futures contracts	857,452
Centrally cleared swap contracts	464,673
Due from brokers	57,065
Unrealized appreciation on OTC forward exchange contracts	377,026
Unrealized appreciation on OTC swap contracts	2,668
Other assets	4

Total assets	24,085,642

Liabilities:
Payables:
Investment securities purchased	24,215
Distribution fees	143
Transfer agent fees	1,401
Trustees fees and expenses	5
Variation margin on futures contracts	11,987
Variation margin on centrally cleared swap contracts	234
Due to brokers	61,356
Unrealized depreciation on OTC forward exchange contracts	522,196
Unrealized depreciation on OTC swap contracts	21,665
Accrued expenses and other liabilities	4,015

Total liabilities	647,217

Net assets, at value	$23,438,425

Net assets consist of:
Paid-in capital	$24,160,401
Undistributed net investment income	180,587
Net unrealized appreciation (depreciation)	226,912
Accumulated net realized gain (loss)	(1,129,475)

Net assets, at value	$23,438,425

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED FINANCIAL STATEMENTS

Consolidated Statement of Assets and Liabilities (continued)

November 30, 2017 (unaudited)

Franklin K2 Global Macro Opportunities Fund

Class A:
Net assets, at value	$121,736

Shares outstanding	13,190

Net asset value per share[a]	$9.23

Maximum offering price per share (net asset value per share ÷ 94.25%)	$9.79

Class C:
Net assets, at value	$143,371

Shares outstanding	15,694

Net asset value and maximum offering price per share[a]	$9.14

Class R:
Net assets, at value	$9,219

Shares outstanding	1,000

Net asset value and maximum offering price per share	$9.22

Class R6:
Net assets, at value	$9,243

Shares outstanding	1,000

Net asset value and maximum offering price per share	$9.24

Advisor Class:
Net assets, at value	$23,154,856

Shares outstanding	2,504,436

Net asset value and maximum offering price per share	$9.25

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED FINANCIAL STATEMENTS

Consolidated Statement of Operations

for the six months ended November 30, 2017 (unaudited)

Franklin K2 Global Macro Opportunities Fund

Investment income:
Dividends:
Unaffiliated issuers	$72,998
Interest:
Unaffiliated issuers	179,164

Total investment income	252,162

Expenses:
Management fees (Note 3a)	233,429
Distribution fees: (Note 3c)
Class A	132
Class C	787
Class R	12
Transfer agent fees: (Note 3e)
Class A	9
Class C	13
Class R	1
Advisor Class	1,916
Custodian fees (Note 4)	32,455
Reports to shareholders	5,844
Registration and filing fees	34,574
Professional fees	48,215
Amortization of offering costs	38,861
Other	3,993

Total expenses	400,241
Expense reductions (Note 4)	(12)
Expenses waived/paid by affiliates (Note 3f)	(171,679)

Net expenses	228,550

Net investment income	23,612

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(14,633)
Foreign currency transactions	(1,037)
Forward exchange contracts	(190,310)
Futures contracts	(179,098)
Swap contracts	(8,385)

Net realized gain (loss)	(393,463)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	73,838
Translation of other assets and liabilities denominated in foreign currencies	56
Forward exchange contracts	135,271
Futures contracts	288,205
Swap contracts	2,592

Net change in unrealized appreciation (depreciation)	499,962

Net realized and unrealized gain (loss)	106,499

Net increase (decrease) in net assets resulting from operations	$130,111

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED FINANCIAL STATEMENTS

Consolidated Statements of Changes in Net Assets

Franklin K2 Global Macro Opportunities Fund

	Six Months Ended November 30, 2017 (unaudited)	Year Ended May 31, 2017[a]
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$ 23,612	$ (175,068)
Net realized gain (loss)	(393,463)	(1,433,043)
Net change in unrealized appreciation (depreciation)	499,962	(273,050)

Net increase (decrease) in net assets resulting from operations	130,111	(1,881,161)

Distributions to shareholders from:
Net investment income:
Class A	—	(183)
Class C	—	(661)
Class R	—	(60)
Class R6	—	(60)
Advisor Class	—	(148,675)

Total distributions to shareholders	—	(149,639)

Capital share transactions: (Note 2)
Class A	31,643	91,676
Class C	(44,741)	200,616
Class R	—	10,000
Class R6	—	10,000
Advisor Class	50,100	24,989,820

Total capital share transactions	37,002	25,302,112

Net increase (decrease) in net assets	167,113	23,271,312
Net assets:
Beginning of period	23,271,312	—

End of period	$23,438,425	$23,271,312

Undistributed net investment income included in net assets:
End of period	$ 180,587	$ 156,975

aFor the period July 11, 2016 (commencement of operations) to May 31, 2017.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	25

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Notes to Consolidated Financial Statements

Franklin K2 Global Macro Opportunities Fund

1. Organization and Significant Accounting Policies

Franklin Alternative Strategies Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of four separate funds and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Franklin K2 Global Macro Opportunities Fund (Fund) is included in this report. The Fund offers five classes of shares: Class A, Class C, Class R, Class R6 and Advisor Class. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.

Derivative financial instruments (derivatives) listed on an exchange are valued at the official closing price of the day. Certain derivatives are centrally cleared or trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Franklin K2 Global Macro Opportunities Fund (continued)

the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Joint Repurchase Agreement

The Fund enters into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund’s custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase agreements are subject to the terms of Master Repurchase Agreements (MRAs) with approved counterparties (sellers).

The MRAs contain various provisions, including but not limited to events of default and maintenance of collateral for repurchase agreements. In the event of default by either the seller or the Fund, certain MRAs may permit the non-defaulting party to net and close-out all transactions, if any, traded under such agreements. The Fund may sell securities it holds as collateral and apply the proceeds towards the repurchase price and any other amounts owed by the seller to the Fund in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the seller. The joint repurchase agreement held by the Fund at period end, as indicated in the Consolidated Statement of Investments, had been entered into on November 30, 2017.

d. Derivative Financial Instruments

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Consolidated Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Consolidated Statement of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the

franklintempleton.com	Semiannual Report	27

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Franklin K2 Global Macro Opportunities Fund (continued)

1. Organization and Significant Accounting

Policies (continued)

d. Derivative Financial Instruments (continued)

non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

The Fund entered into exchange traded futures contracts primarily to manage and/or gain exposure to commodity price, interest rate, certain foreign currencies and equity price risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Consolidated Statement of Assets and Liabilities.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default swaps). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Consolidated Statement of Assets and Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront payments and receipts are reflected in the Consolidated Statement of Assets and Liabilities and represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss in the Consolidated Statement of Operations.

The Fund entered into OTC cross currency swap contracts primarily to manage and/or gain exposure to certain foreign currencies. A cross currency swap is an agreement between the Fund and a counterparty to exchange cash flows (determined using either a fixed or floating rate) based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Franklin K2 Global Macro Opportunities Fund (continued)

opening of the contract. Cross currency swaps may require the exchange of notional amounts at the opening and/or closing of the contract. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized. Upfront payments and receipts, if any, are reflected in the Consolidated Statement of Assets and Liabilities and represent compensating factors between stated terms of the cross currency swap contract and prevailing market conditions (interest rate spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss in the Consolidated Statement of Operations.

The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Consolidated Statement of Assets and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

The Fund entered into OTC total return swap contracts primarily to manage and/or gain exposure to interest rate risk. A total return swap is an agreement between the Fund and a counterparty to exchange a return linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss.

See Note 7 regarding other derivative information.

e. Investments in K2 GMOF Holdings Corp. (K2 Subsidiary)

The Fund invests in certain financial instruments and commodity-linked derivative investments through its investment in the K2 Subsidiary. The K2 Subsidiary is a Cayman Islands exempted company with limited liability, is a wholly owned subsidiary of the Fund, and is able to invest in certain financial instruments and commodity-linked derivative investments consistent with the investment objective of the Fund. At November 30, 2017, the K2 Subsidiary’s investments, as well as any other assets and liabilities of the K2 Subsidiary, are reflected in the Fund’s Consolidated Statement of Investments and Consolidated Statement of Assets and Liabilities. The financial statements have been consolidated and include the accounts of the Fund and the K2 Subsidiary. All inter-company transactions and balances have been eliminated. For tax purposes, the Fund is required to increase its taxable income by its share of the K2 Subsidiary’s income. Net losses incurred by the K2 subsidiary cannot offset income earned by the Fund and cannot be carried back or forward by the K2 Subsidiary to offset income from prior or future years. At November 30, 2017, the net assets of the K2 Subsidiary were $5,041,857, representing 21.5% of the Fund’s consolidated net assets. The Fund’s investment in the K2 Subsidiary is limited to 25% of consolidated assets.

f. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of November 30, 2017, the Fund has determined that no tax liability is required in its consolidated financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Franklin K2 Global Macro Opportunities Fund (continued)

1. Organization and Significant Accounting

Policies (continued)

g. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the Fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, excluding class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions by class are generally due to differences in class specific expenses.

h. Offering Costs

Offering costs are amortized on a straight line basis over the first twelve months of operations.

i. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

j. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

At November 30, 2017, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended November 30, 2017		Year Ended May 31, 2017[a]
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	3,548	$32,643	9,921	$93,309
Shares issued in reinvestment of distributions	—	—	13	125
Shares redeemed	(110)	(1,000)	(182)	(1,758)

Net increase (decrease)	3,438	$31,643	9,752	$91,676

Class C Shares:
Shares sold	2,352	$21,404	20,588	$200,170
Shares issued in reinvestment of distributions	—	—	65	617
Shares redeemed	(7,293)	(66,145)	(18)	(171)

Net increase (decrease)	(4,941)	$(44,741)	20,635	$200,616

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Franklin K2 Global Macro Opportunities Fund (continued)

	Six Months Ended November 30, 2017		Year Ended May 31, 2017[a]
	Shares	Amount	Shares	Amount

Class R Shares:
Shares sold	—	$—	1,001	$10,010
Shares redeemed	—	—	(1)	(10)

Net increase (decrease)	—	$—	1,000	$10,000

Class R6 Shares:
Shares sold	—	$—	1,001	$10,010
Shares redeemed	—	—	(1)	(10)

Net increase (decrease)	—	$—	1,000	$10,000

Advisor Class Shares:
Shares sold	5,971	$55,200	2,499,776	$24,996,798
Shares issued in reinvestment of distributions	—	—	17	163
Shares redeemed	(554)	(5,100)	(774)	(7,141)

Net increase (decrease)	5,417	$50,100	2,499,019	$24,989,820

aFor the period July 11, 2016 (commencement of operations) to May 31, 2017.

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation

K2/D&S Management Co., L.L.C. (K2 Advisors)	Investment manager

Franklin Templeton Services, LLC (FT Services)	Administrative manager

Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter

Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund and K2 Subsidiary pay an investment management fee to K2 Advisors of 1.90% per year of the average daily net assets of the Fund and K2 Subsidiary. Management fees paid by the Fund are reduced on assets invested in the K2 Subsidiary, in an amount not to exceed the management fees paid by the K2 Subsidiary.

Prior to October 1, 2017, the Fund and K2 Subsidiary paid fees to K2 Advisors of 2.05% per year of the average daily net assets of the Fund and K2 Subsidiary.

Under each subadvisory agreement, the below entities provide subadvisory services to the Fund or K2 Subsidiary. The subadvisory fees are paid by K2 Advisors based on the Fund’s and K2 Subsidiary’s average daily net assets, and is not an additional expense of the Fund or K2 Subsidiary.

Subadvisors

Aspect Capital Limited

Emso Asset Management Limited

Graham Capital Management L.P.

P/E GLOBAL LLC

franklintempleton.com	Semiannual Report	31

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Franklin K2 Global Macro Opportunities Fund (continued)

3. Transactions with Affiliates (continued)

b. Administrative Fees

Under an agreement with K2 Advisors, FT Services provides administrative services to the Fund and K2 Subsidiary. The fee is paid by K2 Advisors based on the Fund’s and K2 Subsidiary’s average daily net assets, and is not an additional expense of the Fund or K2 Subsidiary.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.25%
Class C	1.00%
Class R	0.50%

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to unaffiliated broker/dealers	$100
CDSC retained	$41

e. Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Effective November 1, 2017, the fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. Prior to November 1, 2017, the fees were account based fees that varied based on fund or account type. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended November 30, 2017, the Fund paid transfer agent fees of $1,939, of which $403 was retained by Investor Services.

f. Waiver and Expense Reimbursements

K2 Advisors has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the expenses (excluding distribution fees, acquired fund fees and expenses, and expenses related to securities sold short) for each class of the Fund do not exceed 1.95% based on the average net assets of each class (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until September 30, 2018. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end. Prior to October 1, 2017, expenses for Class R6 were limited to 1.94%.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Franklin K2 Global Macro Opportunities Fund (continued)

g. Other Affiliated Transactions

At November 30, 2017, Franklin Resources, Inc. owned 98.6% of the Fund’s outstanding shares. Investment activities of this shareholder could have a material impact on the Fund.

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended November 30, 2017, the custodian fees were reduced as noted in the Consolidated Statement of Operations.

5. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At May 31, 2017, the capital loss carryforwards were as follows:

Capital loss carryforwards:
Short term	$297,021
Long term	503,314

Total capital loss carryforwards	$800,335

At November 30, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$21,598,451

Unrealized appreciation	$953,187
Unrealized depreciation	(735,224)

Net unrealized appreciation (depreciation)	$217,963

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, investments in the K2 Subsidiary and offering costs.

6. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended November 30, 2017, aggregated $1,948,813 and $2,868,559, respectively.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Franklin K2 Global Macro Opportunities Fund (continued)

7. Other Derivative Information

At November 30, 2017, the Fund’s investments in derivative contracts are reflected in the Consolidated Statement of Assets and Liabilities as follows:

	Asset Derivatives			Liability Derivatives

Derivative Contracts Not Accounted for as Hedging Instruments	Consolidated Statement of Assets and Liabilities Location	Fair Value		Consolidated Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Variation margin on futures contract	$58,309	[a]	Variation margin on futures contract	$7,008	[a]
	Variation margin on centrally cleared swap contracts	19,136	[a]	Variation margin on centrally cleared swap contracts	1,407	[a]
	Unrealized appreciation on OTC swap contracts	2,668
Foreign exchange contracts	Variation margin on futures contracts	126,810	[a]	Variation margin on futures contracts	2,670	[a]
				Unrealized depreciation on OTC swap contracts	21,665
	Unrealized appreciation on OTC forward exchange contracts	377,026		Unrealized depreciation on OTC forward exchange contracts	522,196
Credit contracts	Variation margin on centrally	16,795	[a]	Variation margin on centrally	44,651	[a]
	cleared swap contracts			cleared swap contracts
Equity contracts	Variation margin on futures contracts	167,382	[a]	Variation margin on futures contracts	56,812	[a]
Commodity contracts	Variation margin on futures contracts	61,426	[a]	Variation margin on futures contracts	76,453	[a]

Totals		$829,552			$732,862

aThis amount reflects the cumulative appreciation (depreciation) of futures contracts and centrally cleared swap contracts as reported in the Consolidated Statement of Investments. Only the variation margin receivable/payable at period end is separately reported within the Consolidated Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

For the period ended November 30, 2017, the effect of derivative contracts in the Fund’s Consolidated Statement of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Consolidated Statement of Operations Location	Net Realized Gain (Loss) for the Period	Consolidated Statement of Operations Location	Net Change in Unrealized Appreciation (Depreciation) for the Period
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Interest rate contracts	Futures contracts	$(202,252)	Futures contracts	$ (2,608)
	Swap contracts	14,727	Swap contracts	28,463
Foreign exchange contracts	Forward exchange contracts	(190,310)	Forward exchange contracts	135,271
	Futures contracts	(353,783)	Futures contracts	305,374
	Swap contracts	(8,029)	Swap contracts	(21,665)
Credit contracts	Swap contracts	(15,083)	Swap contracts	(4,206)
Equity contracts	Futures contracts	292,681	Futures contracts	7,971
Commodity contracts	Futures contracts	84,256	Futures contracts	(22,532)

Totals		$(377,793)		$426,068

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Franklin K2 Global Macro Opportunities Fund (continued)

For the period ended November 30, 2017, the average month end notional amount of futures contracts and swap contracts represented $46,417,239 and $4,008,136, respectively. The average month end contract value of forward exchange contracts was $25,805,155.

At November 30, 2017, the Fund’s OTC derivative assets and liabilities are as follows:

	Gross Amounts of Assets and Liabilities Presented in the Consolidated Statement of Assets and Liabilities

	Assets[a]	Liabilities[a]

Derivatives
Forward Exchange Contracts	$377,026	$522,196
Swap Contracts	2,668	21,665

Total	$379,694	$543,861

aAbsent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

At November 30, 2017, the Fund’s OTC derivative assets, which may be offset against the Fund’s OTC derivative liabilities and collateral received from the counterparty, are as follows:

		Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
	Gross Amounts of Assets Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments Available for Offset	Financials Instruments Collateral Received	Cash Collateral Received	Net Amount (Not Less than Zero)

Counterparty
BOFA	$ —	$ —	$ —	$ —	$ —
JPHQ	270,461	(264,826)	—	—	5,635
MSCO	109,233	(109,233)	—	—	—

Total	$379,694	$(374,059)	$ —	$ —	$5,635

At November 30, 2017, the Fund’s OTC derivative liabilities, which may be offset against the Fund’s OTC derivative assets and collateral pledged to the counterparty, are as follows:

		Amounts Not Offset in the Consolidated Statement of Assets and Liabilities

	Gross Amounts of Liabilities Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments Available for Offset	Financials Instruments Collateral Pledged	Cash Collateral Pledged[a]	Net Amount (Not Less than Zero)

Counterparty
BOFA	$ 21,665	$ —	$ —	$ —	$21,665
JPHQ	264,826	(264,826)	—	—	—
MSCO	257,370	(109,233)	—	(148,137)	—

Total	$543,861	$(374,059)	$ —	$(148,137)	$21,665

aIn some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit collateral amounts to avoid the effect of overcollateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.

See Note 1(d) regarding derivative financial instruments.

See Abbreviations on page 37.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Franklin K2 Global Macro Opportunities Fund (continued)

8. Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 9, 2018. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Consolidated Statement of Operations. During the period ended November 30, 2017, the Fund did not use the Global Credit Facility.

9. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of November 30, 2017, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:[a]
Corporate Bonds and Notes	$—	$1,527,720	$—	$1,527,720
Foreign Government and Agency Securities	—	1,057,526	—	1,057,526
Short Term Investments	18,055,557	1,043,988	—	19,099,545

Total Investments in Securities	$18,055,557	$3,629,234	$—	$21,684,791

Other Financial Instruments:
Futures Contracts	$413,927	$—	$—	$413,927
Forward Exchange Contracts	—	377,026	—	377,026
Swap Contracts	—	38,599	—	38,599

Total Other Financial Instruments	$413,927	$415,625	$—	$829,552

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Franklin K2 Global Macro Opportunities Fund (continued)

	Level 1	Level 2	Level 3	Total

Liabilities:
Other Financial Instruments:
Futures Contracts	$142,943	$—	$—	$142,943
Forward Exchange Contracts	—	522,196	—	522,196
Swap Contracts	—	67,723	—	67,723

Total Other Financial Instruments	$142,943	$589,919	$—	$732,862

aFor detailed categories, see the accompanying Consolidated Statement of Investments.

10. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the consolidated financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Counterparty		Currency		Selected Portfolio

BOFA	Bank of America, N.A.	ARS	Argentine Peso	ARPP7DRR	Argentina Central Bank 7 Day Repo Rate
JPHQ	JP Morgan Chase Bank, N.A.	AUD	Australian Dollar	BRLCDI	Brazil Cetip Di Interbank Deposit Rate
MSCO	Morgan Stanley & Co., LLC	BRL	Brazilian Real	EAFE	Europe, Australasia & Far East
		CAD	Canadian Dollar	FRN	Floating Rate Note
		CHF	Swiss Franc	FTSE	Financial Times Stock Exchange
		CZK	Czech Koruna	JSE	Johannesburg Stock Exchange Index
		EGP	Egyptian Pound	LIBOR	London InterBank Offered Rate
		EUR	Euro	MSCI	Morgan Stanley Capital International PLC
		GBP	British Pound	OAT	Obligations Assimilables du Tresor
		HUF	Hungarian Forint	OMX	Stockholm Stock Exchange
		INR	Indian Rupee	REIT	Real Estate Investment Trust
		JPY	Japanese Yen	TOPIX	Tokyo Price Index
		MXN	Mexican Peso	TSX	Toronto Stock Exchange
		NOK	Norwegian Krone	ULSD	Ultra-Low Sulfur Diesel
		NZD	New Zealand Dollar
		PLN	Polish Zloty
		RUB	Russian Ruble
		SEK	Swedish Krona
		USD	United States Dollar

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

FRANKLIN K2 GLOBAL MACRO OPPORTUNITIES FUND

Shareholder Information

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the US Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Consolidated Statement of Investments

The Trust, on behalf of the Fund, files a complete consolidated statement of investments with the US Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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Semiannual Report and Shareholder Letter Franklin K2 Global Macro Opportunities Fund
Investment Manager K2/D&S Management Co., L.L.C.
Distributor
Franklin Templeton Distributors, Inc. (800) DIAL BEN® / 342-5236 franklintempleton.com
Shareholder Services (800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

© 2017-2018 Franklin Templeton Investments. All rights reserved.	973 S 01/18

Item 2.	Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Ann Torre Bates and she is “independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.	Principal Accountant Fees and Services. N/A

Item 5.	Audit Committee of Listed Registrants. N/A

Item 6.	Schedule of Investments. N/A

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8.	Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11.	Controls and Procedures.

(a)    Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)    Changes in Internal Controls. There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12.	Exhibits.

(a) (1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer – Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer – Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN ALTERATIVE STRATEGIES FUNDS

By	/s/ MATTHEW T. HINKLE
Matthew T. Hinkle Chief Executive Officer – Finance and Administration
Date January 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ MATTHEW T. HINKLE
Matthew T. Hinkle Chief Executive Officer – Finance and Administration
Date January 25, 2018

By	/s/ ROBERT G. KUBILIS
Robert G. Kubilis Chief Financial Officer and Chief Accounting Officer
Date January 25, 2018